UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)

             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691

                   Date of fiscal year end: February 28, 2011

                     Date of reporting period: May 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS




WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

TARGET TODAY FUND

FACE/SHARE
AMOUNT          SECURITY NAME                                                                                            VALUE
--------------  --------------------------------------------------------                                         -------------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.60%
            NA  WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO                                         $       342,376,689
            NA  WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO                                                         58,379,584
            NA  WELLS FARGO ADVANTAGE SHORT-TERM INVESTMENT PORTFOLIO                                                     21,372,407

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $415,881,547)                                                    422,128,680
                                                                                                                 -------------------

TOTAL INVESTMENTS IN SECURITIES
   (COST $415,881,547)*                                           99.60%                                                 422,128,680
OTHER ASSETS AND LIABILITIES, NET                                  0.40                                                    1,698,993
                                                                 ------                                          -------------------
TOTAL NET ASSETS                                                 100.00%                                         $       423,827,673
                                                                 ======                                          ===================

* COST FOR FEDERAL INCOME TAX PURPOSES IS $417,212,895 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $13,311,471
GROSS UNREALIZED DEPRECIATION    (8,395,686)
                                -----------
NET UNREALIZED APPRECIATION     $ 4,915,785

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

TARGET 2010 FUND

FACE/SHARE
AMOUNT            SECURITY NAME                                                                                        VALUE
----------------  ---------------------------------------------------------------                                -----------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.90%
              NA  WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO                                       $     453,194,991
              NA  WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO                                                    138,347,137
              NA  WELLS FARGO ADVANTAGE SHORT-TERM INVESTMENT PORTFOLIO                                                 25,190,886
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $605,710,603)                                                  616,733,014
                                                                                                                 =================
TOTAL INVESTMENTS IN SECURITIES
   (COST $605,710,603)*                                                    99.90%                                      616,733,014
OTHER ASSETS AND LIABILITIES, NET                                           0.10                                           615,514
                                                                          ------                                 -----------------
TOTAL NET ASSETS                                                          100.00%                                $     617,348,528
                                                                          ======                                 =================

* COST FOR FEDERAL INCOME TAX PURPOSES IS $612,778,837 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $ 23,504,199
GROSS UNREALIZED DEPRECIATION    (19,550,022)
                                 -----------
NET UNREALIZED APPRECIATION     $  3,954,177

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

TARGET 2015 FUND

FACE/SHARE
AMOUNT            SECURITY NAME                                                                                        VALUE
----------------  ---------------------------------------------------------------                                -----------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.47%
              NA  WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO                                       $     259,084,221
              NA  WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO                                                    127,733,286
              NA  WELLS FARGO ADVANTAGE SHORT-TERM INVESTMENT PORTFOLIO                                                 16,627,233
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $402,506,215)                                                  403,444,740
                                                                                                                 =================
TOTAL INVESTMENTS IN SECURITIES
   (COST $402,506,215)*                                                    99.47%                                      403,444,740
OTHER ASSETS AND LIABILITIES, NET                                           0.53                                         2,137,728
                                                                          ------                                 -----------------
TOTAL NET ASSETS                                                          100.00%                                $     405,582,468
                                                                          ======                                 =================

* COST FOR FEDERAL INCOME TAX PURPOSES IS $403,312,895 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $ 8,621,549
GROSS UNREALIZED DEPRECIATION    (8,489,704)
                                -----------
NET UNREALIZED APPRECIATION     $   131,845

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

TARGET 2020 FUND

FACE/SHARE
AMOUNT            SECURITY NAME                                                                                        VALUE
----------------  ---------------------------------------------------------------                                -----------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.77%
              NA  WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO                                       $     736,940,616
              NA  WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO                                                    599,565,963
              NA  WELLS FARGO ADVANTAGE SHORT-TERM INVESTMENT PORTFOLIO                                                 58,105,332
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $1,391,339,790)                                              1,394,611,911
                                                                                                                 =================
TOTAL INVESTMENTS IN SECURITIES
   (COST $1,391,339,790)*                                                  99.77%                                    1,394,611,911
OTHER ASSETS AND LIABILITIES, NET                                           0.23                                         3,198,190
                                                                          ------                                 -----------------
TOTAL NET ASSETS                                                          100.00%                                $   1,397,810,101
                                                                          ======                                 =================

* COST FOR FEDERAL INCOME TAX PURPOSES IS $1,408,232,153 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $ 37,878,867
GROSS UNREALIZED DEPRECIATION    (51,499,109)
                                ------------
NET UNREALIZED DEPRECIATION     $(13,620,242)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

TARGET 2025 FUND

FACE/SHARE
AMOUNT            SECURITY NAME                                                                                        VALUE
----------------  ---------------------------------------------------------------                                -----------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.64%
              NA  WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO                                       $     485,617,163
              NA  WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO                                                    707,700,779
              NA  WELLS FARGO ADVANTAGE SHORT-TERM INVESTMENT PORTFOLIO                                                 52,594,701
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $1,244,238,785)                                              1,245,912,643
                                                                                                                 -----------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $1,244,238,785)*                                                  99.64%                                    1,245,912,643
OTHER ASSETS AND LIABILITIES, NET                                           0.36                                         4,497,527
                                                                          ------                                 -----------------
TOTAL NET ASSETS                                                          100.00%                                $   1,250,410,170
                                                                          ======                                 =================

* COST FOR FEDERAL INCOME TAX PURPOSES IS $1,245,854,420 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                                 $ 31,172,529
GROSS UNREALIZED DEPRECIATION                                  (31,114,306)
                                                              ------------
NET UNREALIZED APPRECIATION                                   $     58,223

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

TARGET 2030 FUND

FACE/SHARE
AMOUNT            SECURITY NAME                                                                                        VALUE
----------------  ---------------------------------------------------------------                                -----------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.71%
              NA  WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO                                       $     284,799,453
              NA  WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO                                                    760,763,045
              NA  WELLS FARGO ADVANTAGE SHORT-TERM INVESTMENT PORTFOLIO                                                 46,665,729

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $1,089,447,042)                                              1,092,228,227
                                                                                                                 -----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,089,447,042)*                                                     99.71%                                    1,092,228,227
OTHER ASSETS AND LIABILITIES, NET                                           0.29                                         3,200,705
                                                                          ------                                 -----------------
TOTAL NET ASSETS                                                          100.00%                                $   1,095,428,932
                                                                          ------                                 -----------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS $1,102,057,207 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                                 $ 38,428,654
GROSS UNREALIZED DEPRECIATION                                  (48,257,634)
                                                              ------------
NET UNREALIZED DEPRECIATION                                   $ (9,828,980)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

TARGET 2035 FUND

FACE/SHARE
AMOUNT            SECURITY NAME                                                                                        VALUE
----------------  ---------------------------------------------------------------                                -----------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.19%
              NA  WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO                                       $      53,324,379
              NA  WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO                                                    272,559,623
              NA  WELLS FARGO ADVANTAGE SHORT-TERM INVESTMENT PORTFOLIO                                                 14,691,861
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $340,703,193)                                                  340,575,863
                                                                                                                 =================
TOTAL INVESTMENTS IN SECURITIES
   (COST $340,703,193)*                                                    99.19%                                      340,575,863
OTHER ASSETS AND LIABILITIES, NET                                           0.81                                         2,788,009
                                                                          ------                                 -----------------
TOTAL NET ASSETS                                                          100.00%                                $     343,363,872
                                                                          ======                                 =================


* COST FOR FEDERAL INCOME TAX PURPOSES IS $343,277,613 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $  9,634,112
GROSS UNREALIZED DEPRECIATION    (12,335,862)
                                ------------
NET UNREALIZED DEPRECIATION     $ (2,701,750)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

TARGET 2040 FUND

FACE/SHARE
AMOUNT            SECURITY NAME                                                                                        VALUE
----------------  ---------------------------------------------------------------                                -----------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.62%
              NA  WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO                                       $      66,242,177
              NA  WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO                                                    634,123,408
              NA  WELLS FARGO ADVANTAGE SHORT-TERM INVESTMENT PORTFOLIO                                                 31,775,098
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $731,668,211)                                                  732,140,683
                                                                                                                 =================
TOTAL INVESTMENTS IN SECURITIES
   (COST $731,668,211)*                                                    99.62%                                      732,140,683
OTHER ASSETS AND LIABILITIES, NET                                           0.38                                         2,802,468
                                                                          ------                                 -----------------
TOTAL NET ASSETS                                                          100.00%                                $     734,943,151
                                                                          ======                                 =================

* COST FOR FEDERAL INCOME TAX PURPOSES IS $740,161,430 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $ 28,334,397
GROSS UNREALIZED DEPRECIATION    (36,355,144)
                                ------------
NET UNREALIZED DEPRECIATION     $ (8,020,747)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

TARGET 2045 FUND

FACE/SHARE
AMOUNT            SECURITY NAME                                                                                        VALUE
----------------  ---------------------------------------------------------------                                -----------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 98.83%
              NA  WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO                                       $       8,695,317
              NA  WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO                                                    108,382,352
              NA  WELLS FARGO ADVANTAGE SHORT-TERM INVESTMENT PORTFOLIO                                                  5,321,586
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $123,060,572)                                                  122,399,255
                                                                                                                 =================
TOTAL INVESTMENTS IN SECURITIES
   (COST $123,060,572)*                                                    98.83%                                      122,399,255
OTHER ASSETS AND LIABILITIES, NET                                           1.17                                         1,452,143
                                                                          ------                                 -----------------
TOTAL NET ASSETS                                                          100.00%                                $     123,851,398
                                                                          ======                                 =================

* COST FOR FEDERAL INCOME TAX PURPOSES IS $124,696,547 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $ 3,232,747
GROSS UNREALIZED DEPRECIATION    (5,530,039)
                                -----------
NET UNREALIZED DEPRECIATION     $(2,297,292)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

TARGET 2050 FUND

FACE/SHARE
AMOUNT            SECURITY NAME                                                                                        VALUE
----------------  ---------------------------------------------------------------                                -----------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.52%
              NA  WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO                                       $      33,035,538
              NA  WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO                                                    411,770,477
              NA  WELLS FARGO ADVANTAGE SHORT-TERM INVESTMENT PORTFOLIO                                                 20,217,972
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $458,239,164)                                                  465,023,987
                                                                                                                 =================
TOTAL INVESTMENTS IN SECURITIES
   (COST $458,239,164)*                                                    99.52%                                      465,023,987
OTHER ASSETS AND LIABILITIES, NET                                           0.48                                         2,246,406
                                                                          ------                                 -----------------
TOTAL NET ASSETS                                                          100.00%                                $     467,270,393
                                                                          ======                                 =================

* COST FOR FEDERAL INCOME TAX PURPOSES IS $461,176,809 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $ 20,288,455
GROSS UNREALIZED DEPRECIATION    (16,441,277)
                                ------------
NET UNREALIZED APPRECIATION     $  3,847,178

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE DOW JONES TARGET FUNDS
NOTES TO PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

The Funds' portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the Funds' shareholders. For more information regarding the Funds and its holdings, please see the Funds' most recent prospectus and annual report

SECURITIES VALUATION

The Funds each seek to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (each, a "Master Portfolio", collectively, the "Master Portfolios") of Wells Fargo Master Trust, a registered open-end investment management company. Investments in the Master Portfolios are valued daily based on each Fund's proportionate share of each Master Portfolio's net assets, which are valued daily. Securities held in the Master Portfolios are valued as discussed in the Notes to Financial Statements of the Master Portfolios' annual and semi annual reports.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund's investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of May 31, 2010, all of the investments of each Fund were in affiliated Master Portfolios which were carried at fair value and designated as Level 2 inputs.


                                    1 | Page

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)

100% TREASURY MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE         VALUE
----------------  -------------------------------------------------------------  -------------  -------------  -------------------
US TREASURY SECURITIES: 99.97%

US TREASURY BILLS: 98.77%

$    614,800,000  US TREASURY BILL##                                                   0.10%      06/03/2010   $       614,795,216
     541,747,000  US TREASURY BILL##                                                   0.14       06/10/2010           541,726,449
     569,390,000  US TREASURY BILL##                                                   0.14       06/17/2010           569,349,666
     641,720,000  US TREASURY BILL##                                                   0.15       06/24/2010           641,655,592
     542,000,000  US TREASURY BILL##                                                   0.19       07/01/2010           541,930,323
     650,235,000  US TREASURY BILL##                                                   0.14       07/08/2010           650,128,885
     645,415,000  US TREASURY BILL##                                                   0.16       07/15/2010           645,290,768
     466,710,000  US TREASURY BILL##                                                   0.14       07/22/2010           466,608,954
     638,570,000  US TREASURY BILL##                                                   0.15       07/29/2010           638,413,181
     475,250,000  US TREASURY BILL##                                                   0.14       08/05/2010           475,111,742
     583,725,000  US TREASURY BILL##                                                   0.14       08/12/2010           583,541,382
     593,375,000  US TREASURY BILL##                                                   0.15       08/19/2010           593,156,849
     665,000,000  US TREASURY BILL##                                                   0.16       08/26/2010           664,732,505
      75,000,000  US TREASURY BILL##                                                   0.19       09/02/2010            74,963,188
      75,000,000  US TREASURY BILL##                                                   0.20       09/09/2010            74,957,292
      75,000,000  US TREASURY BILL##                                                   0.24       09/23/2010            74,941,575
      75,000,000  US TREASURY BILL##                                                   0.27       10/07/2010            74,928,000
     150,000,000  US TREASURY BILL##                                                   0.24       10/28/2010           149,851,000
      80,000,000  US TREASURY BILL##                                                   0.24       11/04/2010            79,915,067
      75,000,000  US TREASURY BILL##                                                   0.23       11/12/2010            74,919,708
                                                                                                                     8,230,917,342
                                                                                                               -------------------
US TREASURY NOTES: 1.20%
     100,000,000  US TREASURY NOTE                                                     3.63       06/15/2010           100,132,885
                                                                                                               -------------------
TOTAL US TREASURY SECURITIES (COST $8,331,050,227)                                                                   8,331,050,227
                                                                                                               -------------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $8,331,050,227)*                                                 99.97%                                     8,331,050,227
OTHER ASSETS AND LIABILITIES, NET                                          0.03                                          2,429,888
                                                                         ------                                -------------------
TOTAL NET ASSETS                                                         100.00%                               $     8,333,480,115
                                                                         ======                                ===================

##   ZERO COUPON SECURITY. RATE REPRESENTS YIELD TO MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)

CALIFORNIA MUNICIPAL MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE  MATURITY DATE        VALUE
----------------  ---------------------------------------------------------------  -------------  -------------  -----------------
COMMERCIAL PAPER: 3.71%
$     24,000,000  GOLDEN GATE BRIDGE HIGHWAY & TRANSPORTATION DISTRICT                 0.30%        06/01/2010   $      24,000,000
       5,540,000  SAN DIEGO REGIONAL AIRPORT AUTHORITY                                 0.26         06/02/2010           5,540,000
       8,425,000  SAN FRANCISCO PUBLIC UTILITIES COMMISSION                            0.30         06/16/2010           8,425,000
      53,185,000  SAN JOAQUIN TRANSPORTATION AUTHORITY                                 0.31         06/09/2010          53,185,000
TOTAL COMMERCIAL PAPER (COST $91,150,000)                                                                               91,150,000
                                                                                                                 -----------------
MUNICIPAL BONDS & NOTES: 96.07%
CALIFORNIA: 94.35%
      12,200,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION CALIFORNIA
                  BRANSON SCHOOL (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-       2.75         07/01/2038          12,200,000
      16,075,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION CALIFORNIA
                  MARIN COUNTRY DAY SCHOOL (PRIVATE SCHOOL REVENUE, US BANK NA
                  LOC)ss+/-                                                            0.28         07/01/2037          16,075,000
      11,200,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION CALIFORNIA
                  MFHR FINE ARTS BUILDING PROJECTS A (HOUSING REVENUE, FNMA
                  INSURED)ss+/-                                                        0.33         07/15/2035          11,200,000
       6,965,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION CALIFORNIA
                  MFHR GAIA BUILDING PROJECT SERIES A (HOUSING REVENUE, FNMA
                  INSURED)ss+/-                                                        0.33         09/15/2032           6,965,000
       1,700,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION CALIFORNIA
                  SHARP HEALTHCARE SERIES D (HOSPITAL REVENUE, CITIBANK NA
                  LOC)ss+/-                                                            0.26         08/01/2035           1,700,000
       1,485,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION CALIFORNIA
                  ST. ANTHONY FOUNDATION (OTHER REVENUE, BANK OF AMERICA NA
                  LOC)ss+/-                                                            0.28         03/01/2037           1,485,000
      10,000,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION CALIFORNIA
                  THE HEAD-ROYCE SCHOOL (PRIVATE SCHOOL REVENUE, BANK OF
                  AMERICA NA LOC)ss+/-                                                 0.28         09/01/2036          10,000,000
       3,735,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION SCHOOLS
                  SACRED HEART SERIES FB (PRIVATE SCHOOL REVENUE, BANK OF
                  AMERICA NA LOC)ss+/-                                                 0.24         06/01/2030           3,735,000
      10,630,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                  AIR FORCE VILLAGE WEST INCORPORATED (OTHER REVENUE, KBC BANK
                  NV LOC)ss+/-                                                         0.32         05/15/2035          10,630,000
      10,110,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                  COLMA BART APARTMENTS SERIES A (HOUSING REVENUE, BANK OF
                  AMERICA NA LOC)ss+/-                                                 0.31         11/15/2035          10,110,000
       5,435,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                  FRANCIS PARKER SCHOOL PROJECT (PRIVATE SCHOOL REVENUE, BANK
                  OF NEW YORK LOC)ss+/-                                                0.28         09/01/2036           5,435,000
       4,155,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                  LA JOLLA COUNTY DAY SCHOOL SERIES A (PRIVATE SCHOOL REVENUE,
                  ALLIED IRISH BANK PLC LOC)ss+/-                                      2.75         09/01/2036           4,155,000
      19,500,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                  LA JOLLA COUNTY DAY SCHOOL SERIES A (PRIVATE SCHOOL REVENUE,
                  ALLIED IRISH BANK PLC LOC)ss+/-                                      2.75         09/01/2037          19,500,000
      10,000,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                  MENLO SCHOOL (PRIVATE SCHOOL REVENUE, ALLIED IRISH BANK PLC
                  LOC)ss+/-                                                            0.28         09/01/2033          10,000,000
       2,420,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                  SAN FRANCISCO UNIVERSITY SERIES A (PRIVATE SCHOOL REVENUE,
                  ALLIED IRISH BANK PLC LOC)ss+/-                                      0.28         04/01/2035           2,420,000
       4,600,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                  ZOOLOGICAL SOCIETY OF SAN DIEGO (OTHER REVENUE, BANK OF
                  AMERICA NA LOC)ss+/-                                                 0.26         10/01/2034           4,600,000
       1,895,000  ANAHEIM CA HOUSING AUTHORITY MFHR MONTEREY APARTMENTS SERIES
                  B (MFHR, FNMA INSURED)ss+/-                                          0.31         05/15/2027           1,895,000
      12,600,000  ANAHEIM CA HOUSING AUTHORITY PARK VISTA APARTMENTS (MFHR,
                  FHLMC INSURED)ss+/-                                                  0.28         07/01/2033          12,600,000
       6,000,000  ANAHEIM CA HOUSING AUTHORITY SEA WIND APARTMENTS PROJECT
                  SERIES C (MFHR, FNMA INSURED)ss+/-                                   0.29         07/15/2033           6,000,000
       7,768,500  ARCADIA CA USD SERIES 2679 (OTHER REVENUE, FIRST SECURITY
                  BANK LOC)ss+/-                                                       0.29         08/01/2013           7,768,500
       5,900,000  BAKERSFIELD CA SERIES B (WATER & WASTEWATER AUTHORITY
                  REVENUE, FIRST SECURITY BANK LOC)ss+/-                               0.33         09/01/2035           5,900,000
       3,400,000  BAY AREA TOLL AUTHORITY VARIOUS SAN FRANCISCO BAY AREA SERIES
                  D1 (TOLLS REVENUE, BNP PARIBAS SPA)ss+/-                             0.22         04/01/2045           3,400,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)

CALIFORNIA MUNICIPAL MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE  MATURITY DATE        VALUE
----------------  ---------------------------------------------------------------  -------------  -------------  -----------------
CALIFORNIA (continued)
$     36,430,000  BIG BEAR LAKE CA SOUTHWEST GAS CORPORATION PROJECT SERIES A
                  (IDR, KBC BANK NV LOC)ss+/-                                          0.30%        12/01/2028   $      36,430,000
      11,800,000  BURBANK CA RDA MFHR ISSUE A (HOUSING REVENUE, FHLB INSURED)ss+/-     0.25         11/01/2010          11,800,000
      25,040,000  CALIFORNIA ALTERNATIVE ENERGY SOURCE FINANCING AUTHORITY GE
                  CAPITAL CORPORATION SERIES A (ELECTRIC REVENUE, BANK OF
                  AMERICA NA LOC)ss+/-                                                 0.31         10/01/2020          25,040,000
       2,000,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY CHAPMAN
                  UNIVERSITY SERIES C (EDUCATIONAL FACILITIES REVENUE, BANK OF
                  AMERICA NA LOC)ss+/-                                                 0.26         10/01/2026           2,000,000
      12,500,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY CHARLES R DREW
                  UNIVERSITY (OTHER REVENUE, SOVEREIGN BANK FSB LOC)ss+/-              0.37         11/01/2042          12,500,000
       5,500,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY UNIVERSITY OF LA
                  VERNE (EDUCATIONAL FACILITIES REVENUE, ALLIED IRISH BANK PLC
                  LOC)ss+/-                                                            2.85         03/01/2038           5,500,000
       1,150,000  CALIFORNIA HFFA CALIFORNIA PRESBYTERIAN HOMES (HCFR)ss+/-            2.00         07/01/2034           1,150,000
       4,900,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
                  CALIFORNIA ACADEMY SERIES A (OTHER REVENUE, US BANK NA LOC)ss+/-     0.25         09/01/2038           4,900,000
       3,730,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK COLBURN
                  SCHOOL SERIES B (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-      2.00         08/01/2037           3,730,000
       2,550,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK INDIA
                  COMMUNITY CENTER (OTHER REVENUE, BANK OF AMERICA NA LOC)ss+/-        0.26         12/01/2036           2,550,000
      31,050,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK J. PAUL
                  GETTY TRUST SERIES B (RECREATIONAL FACILITIES REVENUE)ss+/-          0.20         04/01/2033          31,050,000
       3,430,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK JEWISH
                  COMMUNITY CENTER SERIES A (OTHER REVENUE, BANK OF AMERICA NA
                  LOC)ss+/-                                                            0.26         12/01/2031           3,430,000
         300,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK LOS
                  ANGELES COUNTY MUSEUM SERIES B (RECREATIONAL FACILITIES
                  REVENUE, BANK OF NEW YORK LOC)ss+/-                                  0.25         09/01/2037             300,000
       2,600,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK LYCEE
                  FRANCIAS DE LOS ANGELES PROJECT (COLLEGE & UNIVERSITY
                  REVENUE, MELLON BANK NA LOC)ss+/-                                    0.28         09/01/2036           2,600,000
       7,785,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK ORANGE
                  COUNTY PERFORMING SERIES A (RECREATIONAL FACILITIES REVENUE,
                  BANK OF AMERICA NA LOC)ss+/-                                         0.25         07/01/2034           7,785,000
      12,300,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK RAND
                  CORPORATION SERIES B (ECONOMIC DEVELOPMENT REVENUE, BANK OF
                  AMERICA NA LOC)ss+/-                                                 0.25         04/01/2042          12,300,000
         520,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK ROCS RR
                  II R-11527 (TOLL ROAD REVENUE, AMBAC INSURED)ss+/-                   0.27         07/01/2030             520,000
       7,500,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK SAGE
                  HILL SCHOOL PROJECT (OTHER REVENUE, ALLIED IRISH BANK PLC
                  LOC)ss+/-                                                            1.75         06/01/2038           7,500,000
      10,775,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK ST.
                  MARGARETS EPISCOPAL SCHOOL (OTHER REVENUE, ALLIED IRISH BANK
                  PLC LOC)ss+/-                                                        2.75         01/01/2038          10,775,000
       6,500,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK THE BAY
                  INSTITUTE AQUARIUM FOUNDATION (OTHER REVENUE, FHLMC INSURED)ss+/-    0.26         06/01/2025           6,500,000
       6,200,000  CALIFORNIA MUNICIPAL FINANCE AUTHORITY (ECONOMIC DEVELOPMENT
                  REVENUE, CALIFORNIA BANK & TRUST LOC)ss+/-                           0.27         08/01/2039           6,200,000
       6,935,000  CALIFORNIA MUNICIPAL FINANCE AUTHORITY (ECONOMIC DEVELOPMENT
                  REVENUE, PACIFIC NATIONAL LOC)ss+/-                                  0.26         12/01/2042           6,935,000
       9,100,000  CALIFORNIA MUNICIPAL FINANCE AUTHORITY (PRIVATE SCHOOL
                  REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                             2.75         09/01/2036           9,100,000
      16,705,000  CALIFORNIA MUNICIPAL FINANCE AUTHORITY PACIFIC INSTITUTE
                  SERIES A (HOUSING REVENUE, CALIFORNIA BANK & TRUST LOC)ss+/-         0.24         08/01/2037          16,705,000
       3,500,000  CALIFORNIA MUNICIPAL FINANCE AUTHORITY SERRA CATHOLIC SCHOOL
                  (PRIVATE SCHOOL REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-             2.75         05/01/2039           3,500,000
         900,000  CALIFORNIA PCFA EXXON PROJECT (IDR)ss+/-                             0.19         12/01/2012             900,000
      12,000,000  CALIFORNIA PCFA PACIFIC GAS & ELECTRIC SERIES C (IDR,
                  JPMORGAN CHASE LOC)ss+/-                                             0.25         11/01/2026          12,000,000
       5,900,000  CALIFORNIA PCFA PACIFIC GAS & ELECTRIC SERIES F (IDR, BANK
                  ONE CHICAGO NA LOC)ss+/-                                             0.23         11/01/2026           5,900,000
       1,400,000  CALIFORNIA PCFA WADHAM ENERGY (PCR, BNP PARIBAS LOC)ss+/-            0.33         11/01/2017           1,400,000
       6,275,000  CALIFORNIA PCFA WADHAM ENERGY SERIES C (OTHER REVENUE, BANQUE
                  NATIONALE PARIS LOC)ss+/-                                            0.33         11/01/2017           6,275,000
      23,600,000  CALIFORNIA STANFORD HOSPITAL SERIES B (HFFA REVENUE, FIRST
                  SECURITY BANK LOC)ss+/-                                              0.33         11/15/2036          23,600,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)

CALIFORNIA MUNICIPAL MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE  MATURITY DATE        VALUE
----------------  ---------------------------------------------------------------  -------------  -------------  -----------------
CALIFORNIA (continued)
$      9,900,000  CALIFORNIA STANFORD HOSPITAL SERIES B (RECREATIONAL REVENUE,
                  JPMORGAN CHASE BANK LOC)ss+/-                                        0.25%        06/01/2034   $       9,900,000
       7,480,000  CALIFORNIA STATE DEPARTMENT OF VETERANS AFFAIRS (OTHER
                  REVENUE, CITIBANK NA LIQUIDITY FACILITY)ss+/-                        0.34         12/01/2014           7,480,000
       3,090,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES B6 (WATER &
                  WASTEWATER AUTHORITY REVENUE, STATE STREET BANK & TRUST
                  COMPANY NA LOC)ss+/-                                                 0.23         05/01/2022           3,090,000
       5,505,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C 7
                  (ELECTRIC REVENUE, AGM INSURED)ss+/-                                 0.32         05/01/2022           5,505,000
       4,380,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C1 (POWER
                  REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)ss+/-                      0.32         05/01/2022           4,380,000
       3,300,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SUBSERIES G1 (WATER
                  REVENUE, BANK OF NOVA SCOTIA LOC)ss+/-                               0.25         05/01/2011           3,300,000
       3,995,000  CALIFORNIA STATE DWR SERIES 3019 (WATER REVENUE, JPMORGAN
                  CHASE BANK LOC)ss+/-                                                 0.29         06/01/2016           3,995,000
      38,755,000  CALIFORNIA STATE ECONOMIC RECOVERY REVENUE SERIES C-16 (SALES
                  TAX REVENUE, AGM INSURED)ss+/-                                       0.32         07/01/2023          38,755,000
      44,700,000  CALIFORNIA STATE ECONOMIC RECOVERY REVENUE SERIES C-2
                  (RECOVERY REVENUE, JPMORGAN CHASE & COMPANY LOC)ss+/-                0.25         07/01/2023          44,700,000
      11,550,000  CALIFORNIA STATE ECONOMIC RECOVERY REVENUE SERIES C-5 (OTHER
                  REVENUE, BANK OF AMERICA NA LOC)ss+/-                                0.25         07/01/2023          11,550,000
      10,100,000  CALIFORNIA STATE KINDERGARTEN B3 (OTHER REVENUE, CITIBANK NA
                  LIQUIDITY FACILITY)ss+/-                                             0.25         05/01/2034          10,100,000
      22,315,000  CALIFORNIA STATE SERIES 2758 (OTHER REVENUE, AMBAC INSURED)ss+/-     0.54         07/01/2017          22,315,000
      14,685,000  CALIFORNIA STATE SERIES A SUBSERIES A1 (OTHER REVENUE, FORTIS
                  BANQUE LOC)ss+/-                                                     0.28         05/01/2040          14,685,000
       8,560,000  CALIFORNIA STATE SERIES A SUBSERIES A2 (OTHER REVENUE, CALYON
                  BANK LOC)ss+/-                                                       0.25         05/01/2040           8,560,000
      13,350,000  CALIFORNIA STATE SERIES A-2 ( GENERAL OBLIGATION, BANK OF
                  MONTREAL LOC)ss+/-                                                   0.24         05/01/2033          13,350,000
       2,500,000  CALIFORNIA STATE SERIES B SUBSERIES B 3 (OTHER REVENUE,
                  JPMORGAN CHASE BANK LOC)ss+/-                                        0.27         05/01/2040           2,500,000
       7,125,000  CALIFORNIA STATE SERIES B SUBSERIES B1 (OTHER REVENUE, BANK
                  OF AMERICA NA LOC)ss+/-                                              0.26         05/01/2040           7,125,000
      10,000,000  CALIFORNIA STATE SERIES B-2 (OTHER REVENUE, SOCIETE GENERALE
                  LOC)ss+/-                                                            0.23         05/01/2040          10,000,000
       6,800,000  CALIFORNIA STATE SERIES B-2 (OTHER REVENUE, SOCIETE GENERALE
                  LOC)ss+/-                                                            0.25         05/01/2033           6,800,000
       1,100,000  CALIFORNIA STATE SERIES B-5 (OTHER REVENUE, CITIBANK NA
                  LIQUIDITY FACILITY)ss+/-                                             0.24         05/01/2034           1,100,000
      10,900,000  CALIFORNIA STATE SERIES C-1 (OTHER REVENUE, BANK OF AMERICA
                  NA LOC)ss+/-                                                         0.24         05/01/2033          10,900,000
       4,875,000  CALIFORNIA STATEWIDE CDA (HOSPITAL REVENUE, CITIBANK NA
                  LIQUIDITY FACILITY)ss+/-++                                           0.31         08/15/2032           4,875,000
       3,125,000  CALIFORNIA STATEWIDE CDA (PRIVATE SCHOOL REVENUE, ALLIED
                  IRISH BANK PLC LOC)ss+/-                                             2.00         10/01/2036           3,125,000
       2,155,000  CALIFORNIA STATEWIDE CDA AEGIS MORAGA PROJECT C (MFHR, FNMA
                  INSURED)ss+/-                                                        0.31         07/01/2027           2,155,000
       6,270,000  CALIFORNIA STATEWIDE CDA AEGIS PLEASANT HILL SERIES H (MFHR
                  INSURED)ss+/-                                                        0.29         07/01/2027           6,270,000
       6,645,000  CALIFORNIA STATEWIDE CDA ARBOR RIDGE APARTMENTS SERIES B
                  (MFHR, FHLMC INSURED)ss+/-                                           0.29         11/01/2036           6,645,000
       4,155,000  CALIFORNIA STATEWIDE CDA ARCHER SCHOOL FOR GIRLS INCORPORATED
                  (PRIVATE SCHOOL REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-             2.75         05/01/2035           4,155,000
       9,390,000  CALIFORNIA STATEWIDE CDA BELMONT PROJECT SERIES F (MFHR, FNMA
                  INSURED)ss+/-                                                        0.27         06/15/2038           9,390,000
       4,000,000  CALIFORNIA STATEWIDE CDA CHARTER COURT APARTMENTS SERIES L
                  (MFHR, FHLMC INSURED)ss+/-                                           0.29         09/01/2040           4,000,000
       6,750,000  CALIFORNIA STATEWIDE CDA CULINARY INSTITUTE OF AMERICA (OTHER
                  REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                             2.25         10/01/2038           6,750,000
       1,925,000  CALIFORNIA STATEWIDE CDA GRANDE APARTMENTS SERIES TT (HOUSING
                  REVENUE, FNMA INSURED)ss+/-                                          0.31         12/15/2034           1,925,000
       6,000,000  CALIFORNIA STATEWIDE CDA HERITAGE PARK APARTMENTS SERIES C
                  (MFHR, FHLMC INSURED)ss+/-                                           0.26         01/01/2038           6,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)

CALIFORNIA MUNICIPAL MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE  MATURITY DATE        VALUE
----------------  ---------------------------------------------------------------  -------------  -------------  -----------------
CALIFORNIA (continued)
$      3,210,000  CALIFORNIA STATEWIDE CDA HORIZONS INDIO SERIES F (HOUSING
                  REVENUE, CITIBANK NA LIQUIDITY FACILITY)ss+/-                        0.29%        07/01/2038   $       3,210,000
       6,100,000  CALIFORNIA STATEWIDE CDA JOHN MUIR HEALTH SERIES B (HOSPITAL
                  REVENUE, UBS AG LOC)ss+/-                                            0.16         08/15/2036           6,100,000
       6,300,000  CALIFORNIA STATEWIDE CDA LA PUENTE APARTMENTS SERIES JJ
                  (MFHR, US BANK NA LOC)ss+/-                                          0.32         11/01/2031           6,300,000
      11,450,000  CALIFORNIA STATEWIDE CDA LIVERMORE VALLEY ARTS CENTER PROJECT
                  (OTHER REVENUE, BANK OF NEW YORK LOC)ss+/-                           0.24         12/01/2036          11,450,000
       6,135,000  CALIFORNIA STATEWIDE CDA MARIN HORIZON SCHOOL (PRIVATE SCHOOL
                  REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                             2.75         07/01/2036           6,135,000
       6,500,000  CALIFORNIA STATEWIDE CDA MARINEARS POINTE SERIES A (MFHR,
                  FNMA INSURED)ss+/-                                                   0.25         02/15/2036           6,500,000
      10,500,000  CALIFORNIA STATEWIDE CDA MFHR CANYON COUNTRY APARTMENTS
                  SERIES M (MFHR , FHLMC INSURED)ss+/-                                 0.28         12/01/2034          10,500,000
       3,985,000  CALIFORNIA STATEWIDE CDA MFHR GRANITE OAKS APARTMENTS SERIES
                  R (MFHR, FNMA INSURED)ss+/-                                          0.31         10/15/2030           3,985,000
      11,500,000  CALIFORNIA STATEWIDE CDA MFHR IMPERIAL PARK APARTMENTS SERIES
                  00 (HOUSING REVENUE, FNMA INSURED)ss+/-                              0.28         11/01/2040          11,500,000
       3,200,000  CALIFORNIA STATEWIDE CDA MFHR SERIES AA (HOUSING REVENUE,
                  FNMA INSURED)ss+/-                                                   0.29         04/15/2035           3,200,000
      10,860,000  CALIFORNIA STATEWIDE CDA NATIONAL CENTER INTERNATIONAL
                  SCHOOLS A (PRIVATE SCHOOL REVENUE, ALLIED IRISH BANK PLC
                  LOC)ss+/-                                                            2.85         05/01/2026          10,860,000
       7,840,000  CALIFORNIA STATEWIDE CDA OAKMONT SENIOR LIVING SERIES Y
                  (HOUSING REVENUE, FNMA INSURED)ss+/-                                 0.28         08/01/2031           7,840,000
       8,640,000  CALIFORNIA STATEWIDE CDA OLYMPUS PARK APARTMENTS SERIES Y
                  (MFHR, FNMA INSURED)ss+/-                                            0.29         10/15/2030           8,640,000
      13,765,000  CALIFORNIA STATEWIDE CDA RADY CHILDRENS HOSPITAL SERIES B
                  (HCFR, BANK OF THE WEST LOC)ss+/-                                    0.31         08/15/2047          13,765,000
       5,265,000  CALIFORNIA STATEWIDE CDA SEASONS SENIOR APARTMENTS SERIES B
                  (MFHR, FNMA INSURED)ss+/-                                            0.29         05/15/2037           5,265,000
       5,500,000  CALIFORNIA STATEWIDE CDA SERIES 2680 (OTHER REVENUE, JPMORGAN
                  CHASE BANK LOC)ss+/-                                                 0.39         05/15/2016           5,500,000
       5,665,000  CALIFORNIA STATEWIDE CDA SUNRISE OF DANVILLE PROJECT SERIES A
                  (MFHR, FNMA INSURED)ss+/-                                            0.29         05/01/2027           5,665,000
       1,870,000  CALIFORNIA STATEWIDE CDA SWEEP LOAN PROGRAM SERIES A (HCFR,
                  CITIBANK NA LIQUIDITY FACILITY)ss+/-                                 0.26         08/01/2035           1,870,000
       2,235,000  CALIFORNIA STATEWIDE CDA TYRELLA GARDENS APARTMENTS SERIES B
                  (HOUSING REVENUE, CITIBANK NA LIQUIDITY FACILITY)ss+/-               0.32         06/01/2036           2,235,000
      10,000,000  CALIFORNIA STATEWIDE CDA UNIVERSITY OF SAN DIEGO (COLLEGE &
                  UNIVERSITY REVENUE, BANQUE NATIONALE PARIS LOC)ss+/-                 0.28         10/01/2045          10,000,000
       4,000,000  CALIFORNIA STATEWIDE CDA VILLA PASEO SENIOR PROJECT MM (MFHR,
                  EAST WEST BANK LOC)ss+/-                                             0.28         11/01/2035           4,000,000
       2,605,000  CALIFORNIA STATEWIDE CDA VILLAGE AT HESPERIA SERIES CCC
                  (MFHR, FNMA INSURED)ss+/-                                            0.29         11/15/2039           2,605,000
       4,375,000  CALIFORNIA STATEWIDE CDA VILLAGE AT NINTH APARTMENTS SERIES D
                  (HOUSING REVENUE, FNMA INSURED)ss+/-                                 0.31         11/15/2035           4,375,000
       2,600,000  CALIFORNIA STATEWIDE CDA VILLAGE AT SHAW APARTMENTS SERIES E
                  (MFHR, FNMA INSURED)ss+/-                                            0.31         11/15/2035           2,600,000
      78,890,000  CALIFORNIA STATEWIDE CDA WESTERN UNIVERSITY HEALTH SERIES A
                  (OTHER REVENUE, BANK OF NEW YORK LOC)ss+/-                           2.85         06/01/2039          78,890,000
         700,000  CALIFORNIA STATEWIDE CDA, CHEVRON U.S.A., INC. PROJECT,
                  (RESOURCE RECOVERY REVENUE)ss+/-                                     0.23         05/15/2024             700,000
       1,160,000  CALIFORNIA STATEWIDE COMMUNITIES AUTHORITY CENTER FOR EARLY
                  EDUCATION (PRIVATE SCHOOL REVENUE, ALLIED IRISH BANK PLC
                  LOC)ss+/-                                                            2.75         09/01/2031           1,160,000
       4,538,000  CALIFORNIA UNIVERSITY OF SAN FRANCISCO SERIES 2005B
                  (EDUCATIONAL FACILITIES REVENUE, BANK OF AMERICA NA LOC)ss+/-        0.26         10/01/2035           4,538,000
       2,100,000  CONCORD CA MFHR (OTHER REVENUE, FHLMC INSURED)ss+/-                  0.33         12/01/2016           2,100,000
       6,440,000  CONTRA COSTA COUNTY CA HOUSING AUTHORITY SERIES C (HOUSING
                  REVENUE, FHLMC INSURED)ss+/-                                         0.26         11/15/2017           6,440,000
       2,000,000  CONTRA COSTA COUNTY CA MFHR SERIES B (MFHR, FNMA INSURED)ss+/-       0.26         11/15/2022           2,000,000
       7,000,000  CORONA CA HOUSEHOLD BANK PROJECT B (MFHR, FNMA INSURED)ss+/-         0.30         02/01/2023           7,000,000
       2,500,000  DEUTSCHE BANK SPEARS LIFERS TRUST DB-247 (TAX REVENUE, FGIC
                  INSURED)ss+/-                                                        0.29         12/01/2030           2,500,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)

CALIFORNIA MUNICIPAL MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE  MATURITY DATE        VALUE
----------------  ---------------------------------------------------------------  -------------  -------------  -----------------
CALIFORNIA (continued)
$     29,015,000  DEUTSCHE BANK SPEARS LIFERS TRUST DB-287 (OTHER REVENUE,
                  NATL-RE INSURED)ss+/-                                                0.29%        09/01/2037   $      29,015,000
       2,640,000  DEUTSCHE BANK SPEARS LIFERS TRUST DB-382 (OTHER REVENUE,
                  NATL-RE INSURED)ss+/-                                                0.29         08/01/2030           2,640,000
       2,325,000  DEUTSCHE BANK SPEARS LIFERS TRUST DB-383 (PROPERTY TAX
                  REVENUE, FGIC INSURED)ss+/-                                          0.29         08/01/2035           2,325,000
       9,300,000  DEUTSCHE BANK SPEARS LIFERS TRUST DB-384 (PROPERTY TAX
                  REVENUE)ss+/-                                                        0.29         06/01/2032           9,300,000
       6,300,000  DEUTSCHE BANK SPEARS LIFERS TRUST DB-445 (PROPERTY TAX
                  REVENUE, FIRST SECURITY BANK LOC)ss+/-                               0.29         08/01/2032           6,300,000
       8,870,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-448 (OTHER
                  REVENUE, FIRST SECURITY BANK LOC)ss+/-                               0.29         07/01/2032           8,870,000
       3,994,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-457 (OTHER
                  REVENUE, FIRST SECURITY BANK LOC)ss+/-                               0.29         08/01/2032           3,994,000
       5,392,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-477 (OTHER
                  REVENUE, FIRST SECURITY BANK LOC)ss+/-                               0.29         12/01/2024           5,392,000
      15,562,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-490 (PROPERTY TAX
                  REVENUE, FIRST SECURITY BANK LOC)ss+/-                               0.29         08/01/2042          15,562,000
      10,510,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-490 (TAX
                  INCREMENTAL REVENUE, FIRST SECURITY BANK LOC)ss+/-                   0.29         02/01/2031          10,510,000
       4,095,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-561 (OTHER
                  REVENUE, FIRST SECURITY BANK LOC)ss+/-                               0.31         07/01/2031           4,095,000
       5,860,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-600 (WATER
                  REVENUE, FIRST SECURITY BANK LOC)ss+/-                               0.29         02/01/2038           5,860,000
       5,505,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-621 (PROPERTY TAX
                  REVENUE, FIRST SECURITY BANK LOC)ss+/-                               0.29         08/01/2028           5,505,000
       4,065,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-628 (PROPERTY TAX
                  REVENUE, FIRST SECURITY BANK LOC)ss+/-                               0.29         08/01/2031           4,065,000
       6,360,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-629 (PROPERTY TAX
                  REVENUE,  NATL-RE INSURED)ss+/-                                      0.29         08/01/2031           6,360,000
       4,520,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-630 (PROPERTY TAX
                  REVENUE,  NATL-RE INSURED)ss+/-                                      0.29         02/01/2024           4,520,000
      12,545,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-631 (PROPERTY TAX
                  REVENUE,  NATL-RE INSURED)ss+/-                                      0.29         09/01/2027          12,545,000
      12,350,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-632 (PROPERTY TAX
                  REVENUE, FIRST SECURITY BANK LOC)ss+/-                               0.29         08/01/2033          12,350,000
       7,816,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-649 (PROPERTY TAX
                  REVENUE,  NATL-RE INSURED)ss+/-                                      0.29         06/01/2031           7,816,000
       8,683,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-670 (PROPERTY TAX
                  REVENUE, FIRST SECURITY BANK LOC)ss+/-                               0.29         06/01/2028           8,683,000
         700,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-444 (OTHER
                  REVENUE, FGIC INSURED)ss+/-                                          0.29         08/01/2032             700,000
       2,375,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-500 (OTHER
                  REVENUE, AMBAC INSURED)ss+/-                                         0.31         11/01/2038           2,375,000
       1,690,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-525 (OTHER
                  REVENUE, FGIC INSURED)ss+/-                                          0.29         06/01/2035           1,690,000
       1,025,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-575 (OTHER
                  REVENUE, AMBAC INSURED)ss+/-                                         0.29         09/01/2029           1,025,000
       6,460,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-625 (OTHER
                  REVENUE, AMBAC INSURED)ss+/-                                         0.29         06/01/2028           6,460,000
       2,100,000  EAST BAY CA MUD SUBSERIES A2 (WATER REVENUE, DEXIA CREDIT
                  LOCAL DE FRANCE LOC)ss+/-                                            0.30         06/01/2038           2,100,000
         470,000  EAST BAY CA MUD SUBSERIES A3 (OTHER REVENUE, DEXIA CREDIT
                  LOCAL DE FRANCE LOC)ss+/-                                            0.30         06/01/2038             470,000
       6,780,000  EAST BAY CA MUD SUBSERIES B1 (OTHER REVENUE, DEXIA CREDIT
                  LOCAL DE FRANCE LOC)ss+/-                                            0.27         06/01/2038           6,780,000
       6,540,000  EAST BAY CA MUD SUBSERIES C (OTHER REVENUE, DEXIA CREDIT
                  LOCAL DE FRANCE LOC)ss+/-                                            0.27         06/01/2027           6,540,000
       9,835,000  EASTERN MUNICIPAL WATER DISTRICT CALIFORNIA WATER & SEWER COP
                  SERIES D (WATER REVENUE, LLOYDS BANK LOC)ss+/-                       0.24         07/01/2023           9,835,000
      25,925,000  ECLIPSE FUNDING TRUST 2006-0002-SOLAR ECLIPSE-LOS ANGELES
                  (PROPERTY TAX REVENUE, US BANK NA LOC)ss+/-                          0.29         07/01/2030          25,925,000
       3,390,000  ELSINORE VALLEY CA MUNICIPAL WATER DISTRICT COP SERIES B
                  (WATER & SEWER REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-              2.25         07/01/2035           3,390,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)

CALIFORNIA MUNICIPAL MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE  MATURITY DATE        VALUE
----------------  ---------------------------------------------------------------  -------------  -------------  -----------------
CALIFORNIA (continued)
$      9,800,000  FREMONT CA TREETOPS APARTMENTS SERIES A (HOUSING REVENUE,
                  FNMA INSURED)ss+/-                                                   0.29%        08/15/2026   $       9,800,000
       5,300,000  GOLDEN STATE CA TOBACCO SECURITIZATION CORPORATION SERIES
                  3123 (OTHER REVENUE, MORGAN STANLEY LIQUIDITY FACILITY)ss+/-++       0.36         06/01/2045           5,300,000
       4,030,000  GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CALIFORNIA
                  TOBACCO SETTLEMENT ROCS RR II R-11432 (OTHER REVENUE,
                  CITIBANK NA LOC)ss+/-                                                0.34         06/01/2035           4,030,000
       6,255,000  GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CALIFORNIA
                  TOBACCO SETTLEMENT ROCS RR II R-11442 (OTHER REVENUE,
                  CITIBANK NA LOC)ss+/-                                                0.34         06/01/2035           6,255,000
       4,800,000  HARTNELL CA COMMUNITY COLLEGE DISTRICT SERIES 2966 (PROPERTY
                  TAX REVENUE, FIRST SECURITY BANK LOC)ss+/-                           0.29         06/01/2014           4,800,000
       7,400,000  HAYWARD CA HOUSING AUTHORITY MFHR BARRINGTON HILLS SERIES A
                  (HOUSING REVENUE, FNMA INSURED)ss+/-                                 0.26         06/15/2025           7,400,000
       4,000,000  HAYWARD CA MFHR SHOREWOOD SERIES A (MFHR, FGIC INSURED)ss+/-         0.28         07/15/2014           4,000,000
       1,000,000  HEMET CA MFHR SUNWEST RETIREMENT SERIES A (MFHR, FHLMC
                  INSURED)ss+/-                                                        0.25         01/01/2025           1,000,000
       5,190,000  HESPERIA CA USD COP INTERIM SCHOOL FACILITY FUNDING PROGRAM
                  (LEASE REVENUE, FIRST SECURITY BANK LOC)ss+/-                        0.40         02/01/2028           5,190,000
       7,505,000  HESPERIA CA USD COP INTERIM SCHOOL FACILITY FUNDING PROGRAM
                  (LEASE REVENUE, FIRST SECURITY BANK LOC)ss+/-                        0.40         02/01/2038           7,505,000
       4,955,000  HESPERIA CA USD COP INTERIM SCHOOL FACILITY FUNDING PROGRAM
                  (OTHER REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)ss+/-               0.40         02/01/2018           4,955,000
       8,068,000  IRVINE CA IMPROVEMENT BOARD ACT 1915 ASSESSMENT DISTRICT #
                  04-21-B (OTHER REVENUE, KBC BANK NV LOC)ss+/-                        0.25         09/02/2030           8,068,000
         570,000  IRVINE CA IMPROVEMENT BOARD ACT 1915 ASSESSMENT DISTRICT #
                  07-22-A (OTHER REVENUE, KBC BANK NV LOC)ss+/-                        0.25         09/02/2032             570,000
       1,176,000  IRVINE CA IMPROVEMENT BOARD ACT 1915 ASSESSMENT DISTRICT
                  #87-8 (SPECIAL TAX REVENUE, KBC BANK NV LOC)ss+/-                    0.25         09/02/2024           1,176,000
       1,165,000  IRVINE CA IMPROVEMENT BOARD ACT 1915 ASSESSMENT DISTRICT
                  #97-17 (OTHER REVENUE, STATE STREET BANK & TRUST COMPANY
                  LOC)ss+/-                                                            0.25         09/02/2023           1,165,000
       8,450,000  IRVINE RANCH CA WATER DISTRICT SERIES B (WATER & SEWER
                  REVENUE, BANK OF AMERICA NA LOC)ss+/-                                0.25         10/01/2041           8,450,000
      29,545,000  JPMORGAN CHASE PUTTERS DRIVERS TRUST (PROPERTY TAX REVENUE,
                  JPMORGAN CHASE BANK LOC)ss+/-++                                      0.29         08/01/2015          29,545,000
       6,700,000  KINGS COUNTY CA HOUSING AUTHORITY EDGEWATER LLSE APARTMENTS
                  SERIES A (MFHR, FNMA INSURED)ss+/-                                   0.25         02/15/2031           6,700,000
       5,500,000  LANCASTER CA REDEVELOPMENT AGENCY MFHR 20TH STREET APARTMENTS
                  PROJECT SERIES C (HOUSING REVENUE, FNMA INSURED)ss+/-                0.26         12/01/2026           5,500,000
       4,000,000  LOMA LINDA CA HOSPITAL LOMA LINDA UNIVERSITY MEDICAL CENTER B
                  (HOSPITAL REVENUE, BANK OF AMERICA NA LOC)ss+/-                      0.29         12/01/2038           4,000,000
       5,355,000  LOS ANGELES CA (PRIVATE SCHOOL REVENUE, BANK OF AMERICA NA
                  LOC)ss+/-                                                            0.37         08/01/2035           5,355,000
       4,780,000  LOS ANGELES CA COMMUNITY COLLEGE DISTRICT SERIES 2864
                  (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)ss+/-                 0.29         08/01/2014           4,780,000
       7,265,000  LOS ANGELES CA COMMUNITY RDA MFHR SECOND & CENTRAL APARTMENTS
                  PROJECT (HOUSING REVENUE, HSBC USA NA LOC)ss+/-                      0.27         12/01/2038           7,265,000
       6,290,000  LOS ANGELES CA COMMUNITY RDA SECURITY BUILDING PROJECT SERIES
                  A (MFHR, FNMA INSURED)ss+/-                                          0.29         12/15/2034           6,290,000
       4,930,000  LOS ANGELES CA COP LOYOLA HIGH SCHOOL SERIES A (LEASE
                  REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                             2.75         12/01/2035           4,930,000
       2,620,000  LOS ANGELES CA COP NOTRE DAME HIGH SCHOOL SERIES A (LEASE
                  REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                             2.75         09/01/2036           2,620,000
       7,500,000  LOS ANGELES CA COP SAMUEL A FRYER YAVNEY SERIES A (COLLEGE &
                  UNIVERSITY REVENUE, CALIFORNIA BANK AND TRUST AND FEDERAL
                  HOME LOAN BANK LOC)ss+/-                                             0.27         08/01/2038           7,500,000
       7,980,000  LOS ANGELES CA DW&P ROCS RR II R-11531 (WATER & SEWER
                  REVENUE)ss+/-                                                        0.30         01/01/2013           7,980,000
      11,600,000  LOS ANGELES CA DW&P SUBSERIES A4 (POWER REVENUE, LLOYDS BANK
                  LOC)ss+/-                                                            0.22         07/01/2035          11,600,000
       3,540,000  LOS ANGELES CA MISSION VILLAGE TERRACE APARTMENTS (MFHR, EAST
                  WEST BANK LOC)ss+/-                                                  0.28         07/01/2027           3,540,000
      29,400,000  LOS ANGELES CA POWER SYSTEM SUBSERIES A5 (ELECTRIC REVENUE,
                  LLOYDS BANK LOC)ss+/-                                                0.24         07/01/2035          29,400,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)

CALIFORNIA MUNICIPAL MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE  MATURITY DATE        VALUE
----------------  ---------------------------------------------------------------  -------------  -------------  -----------------
CALIFORNIA (continued)
$      5,000,000  LOS ANGELES CA POWER SYSTEM SUBSERIES A6 (UTILITIES REVENUE,
                  LLOYDS BANK LOC)ss+/-                                                0.25%        07/01/2035   $       5,000,000
       4,600,000  LOS ANGELES CA RR II R-11281 (OTHER REVENUE, AMBAC INSURED)ss+/-     0.30         07/01/2015           4,600,000
      13,135,000  LOS ANGELES CA WASTE WATER SUBSERIES D (SEWER REVENUE, BANK
                  OF NOVA SCOTIA LOC)ss+/-                                             0.23         06/01/2028          13,135,000
       2,800,000  LOS ANGELES CA WASTE WATER SYSTEM SERIES 2254 (OTHER REVENUE,
                  NATL-RE INSURED)ss+/-                                                0.29         06/01/2013           2,800,000
       7,000,000  LOS ANGELES CA WASTE WATER SYSTEM SUBSERIES G (SEWER REVENUE,
                  BANK OF AMERICA NA LOC)ss+/-                                         0.29         06/01/2032           7,000,000
       7,340,000  LOS ANGELES CA WATER & POWER SERIES 2971 (ELECTRIC REVENUE,
                  FIRST SECURITY BANK LOC)ss+/-                                        0.29         01/01/2014           7,340,000
       4,300,000  LOS ANGELES CA WATTS ATHENS APARTMENTS SERIES A (HOUSING
                  REVENUE, FHLB INSURED)ss+/-                                          0.28         08/15/2030           4,300,000
       2,500,000  LOS ANGELES COUNTY CA HOUSING AUTHORITY MFHR BONDS (HOUSING
                  REVENUE, FHLMC INSURED)ss+/-                                         0.30         09/01/2030           2,500,000
       5,100,000  LOS ANGELES COUNTY CA METROPOLITAN TRANSPORTATION AUTHORITY
                  SERIES C3 (SALES TAX REVENUE, SUMITOMO MITSUI BANK LOC)ss+/-         0.25         07/01/2025           5,100,000
      11,000,000  LOS ANGELES USD COP ADMINISTRATION BUILDING PROJECT SERIES A
                  (OTHER REVENUE, BANK OF AMERICA NA LOC)ss+/-                         0.28         10/01/2024          11,000,000
       5,065,000  LOS RIOS CA COMMUNITY COLLEGE DISTRICT SERIES 2972 (PROPERTY
                  TAX REVENUE, FIRST SECURITY BANK LOC)ss+/-                           0.29         02/01/2013           5,065,000
      10,515,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS
                  (WATER REVENUE, CITIBANK NA LOC)ss +/-++                             0.29         02/01/2015          10,515,000
      25,600,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS
                  CLASS A (WATER REVENUE, CITIBANK NA LOC)ss+/-                        0.29         07/01/2037          25,600,000
         700,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS
                  REVENUE SERIES C (WATER REVENUE, WACHOVIA BANK SPA)ss+/-(q)          0.23         07/01/2027             700,000
      22,700,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS
                  REVENUE SERIES C2 (WATER REVENUE  LLOYDS BANK LOC)ss+/-              0.26         07/01/2036          22,700,000
       1,550,000  MONTEREY PENINSULA CA WATER MANAGEMENT DISTRICT (LEASE
                  REVENUE, BANK OF AMERICA NA LOC)ss+/-                                0.30         07/01/2022           1,550,000
      51,590,000  MORGAN HILL CA RDA TAX ALLOCATION OJO DE AGUA REDEVELOPMENT
                  PROJECT A (OTHER REVENUE, BANK OF NOVA SCOTIA LOC)ss+/-              0.24         09/01/2033          51,590,000
       3,680,000  NORTHERN CALIFORNIA POWER AGENCY HYDROELECTRIC PROJECT 1
                  SERIES A (ELECTRIC REVENUE, DEXIA CREDIT LOCAL DE FRANCE
                  LOC)ss+/-                                                            0.29         07/01/2032           3,680,000
      16,640,000  NORTHERN CALIFORNIA TRANSMISSION AGENCY SERIES A (UTILITIES
                  REVENUE, FIRST SECURITY BANK LOC)ss+/-                               0.33         05/01/2024          16,640,000
       6,500,000  ONTARIO CA MULTIFAMILY REVENUE (HCFR, FHLMC INSURED)ss+/-            0.24         12/01/2035           6,500,000
       6,070,000  ORANGE COUNTY CA (HOUSING REVENUE, FNMA INSURED)ss+/-                0.31         12/15/2028           6,070,000
       4,000,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE PARK RIDGE
                  VILLAS PROJECT (HOUSING REVENUE, FNMA INSURED)ss+/-                  0.25         11/15/2028           4,000,000
      14,900,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE PROJECT PARK
                  PLACE APARTMENTS ISSUE A (HOUSING REVENUE, FHLB INSURED)ss+/-        0.27         04/01/2024          14,900,000
       8,619,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE SERIES D
                  HARBOR POINTE PROJECT (HOUSING REVENUE, FHLMC LOC)ss+/-              0.25         12/01/2022           8,619,000
       1,800,000  ORANGE COUNTY CA COP SANITATION DISTRICT SERIES A (LEASE
                  REVENUE, DEXIA PUBLIC FINANCING BANK SPA)ss+/-                       0.27         08/01/2029           1,800,000
       4,244,000  ORANGE COUNTY CA IMPROVEMENT BOARD ACT 1915 ASSESSMENT
                  DISTRICT 01-1 SERIES A (SPECIAL TAX REVENUE, KBC BANK NV
                  LOC)ss+/-                                                            0.26         09/02/2033           4,244,000
       1,075,000  ORANGE COUNTY CA SANITATION DISTRICTS COP SERIES 25297 (SEWER
                  REVENUE, FIRST SECURITY BANK LOC)ss+/-                               0.29         02/01/2015           1,075,000
       3,200,000  ORANGE COUNTY CA SANITATION DISTRICTS COP SERIES B (LEASE
                  REVENUE, DEXIA PUBLIC FINANCING BANK SPA)ss+/-                       0.27         08/01/2030           3,200,000
       7,000,000  RANCHO CA WATER DISTRICT FINANCING AUTHORITY SERIES B (OTHER
                  REVENUE, UBS AG LOC)ss+/-                                            0.23         08/15/2031           7,000,000
         160,000  RIVERSIDE CA COP (LEASE REVENUE, BANK OF AMERICA NA LOC)ss+/-        0.28         03/01/2037             160,000
       3,245,000  RIVERSIDE CA ELECTRIC PUTTERS SERIES 3042Z (ELECTRIC REVENUE,
                  FIRST SECURITY BANK LOC)ss+/-++                                      0.30         04/01/2016           3,245,000
       8,500,000  RIVERSIDE COUNTY CA (LEASE (ABATEMENT) REVENUE, BANK OF
                  AMERICA NA LOC)ss+/-                                                 0.28         11/01/2039           8,500,000
       1,500,000  RIVERSIDE COUNTY CA HOUSING AUTHORITY MOUNTAIN VIEW
                  APARTMENTS SERIES A (MFHR, REDLANDS FEDERAL S&L LOC)ss+/-            0.27         08/01/2025           1,500,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)

CALIFORNIA MUNICIPAL MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE  MATURITY DATE        VALUE
----------------  ---------------------------------------------------------------  -------------  -------------  -----------------
CALIFORNIA (continued)
$      2,300,000  RIVERSIDE COUNTY CA IDA IDR CRYOGENIC PROJECT ISSUE B (IDR,
                  BANK OF AMERICA NA LOC)ss+/-                                         0.27%        07/05/2014   $       2,300,000
       5,000,000  RIVERSIDE COUNTY CA SERIES B (OTHER REVENUE, BANK OF NOVA
                  SCOTIA LOC)                                                          0.23         07/07/2010           5,000,000
      14,750,000  ROSEVILLE CA COP SERIES A (ELECTRIC REVENUE, BANK OF NEW YORK
                  LOC)ss+/-                                                            0.24         02/01/2035          14,750,000
      12,874,000  ROSEVILLE CA ELECTRIC SYSTEM COP SERIES B (OTHER REVENUE,
                  DEXIA CREDIT LOCAL DE FRANCE LOC)ss+/-                               0.24         02/01/2035          12,874,000
       7,000,000  SACRAMENTO CA HOUSING AUTHORITY SHENANDOAH APARTMENTS SERIES
                  F (HOUSING REVENUE, FNMA INSURED)ss+/-                               0.29         09/15/2036           7,000,000
       5,000,000  SACRAMENTO COUNTY CA HOUSING AUTHORITY (HOUSING REVENUE, FNMA
                  INSURED)ss+/-                                                        0.24         07/15/2029           5,000,000
       7,000,000  SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR ARLINGTON CREEK
                  APARTMENT SERIES I (HOUSING REVENUE, FNMA  INSURED)ss+/-             0.28         05/15/2034           7,000,000
       6,835,000  SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR CASCADES SERIES D
                  (HOUSING REVENUE, FNMA INSURED)ss+/-                                 0.29         09/15/2035           6,835,000
       9,140,000  SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR LOGAN PARK
                  APARTMENTS ISSUE E (HOUSING REVENUE, FHLMC INSURED)ss+/-             0.29         05/01/2042           9,140,000
       6,000,000  SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR NORMANDY PARK
                  APARTMENTS SERIES A (HOUSING REVENUE, FNMA INSURED)ss+/-             0.29         02/15/2033           6,000,000
       2,900,000  SACRAMENTO COUNTY CA HOUSING AUTHORITY SEASONS AT WINTER
                  SERIES C2 (MFHR, FHLMC INSURED)ss+/-                                 0.25         08/01/2034           2,900,000
       4,700,000  SACRAMENTO COUNTY CA HOUSING AUTHORITY SHADWOOD APARTMENTS
                  PROJECT ISSUE A (MFHR, FHLMC INSURED)ss+/-                           0.28         12/01/2022           4,700,000
      10,000,000  SACRAMENTO COUNTY CA RIVER POINTE APARTMENTS SERIES B (MFHR,
                  FNMA INSURED)ss+/-                                                   0.25         08/15/2027          10,000,000
      11,500,000  SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY
                  SERIES A (SEWER REVENUE, BANK OF AMERICA NA LOC)ss+/-                0.26         12/01/2036          11,500,000
       4,200,000  SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY
                  SERIES D (SEWER REVENUE, BANK OF AMERICA NA LOC)ss+/-                0.26         12/01/2039           4,200,000
       5,000,000  SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY
                  SUBORDINATE LIEN SACRAMENTO DISTRICT E (SEWER REVENUE, US
                  BANK NA LOC)ss+/-                                                    0.26         12/01/2040           5,000,000
       5,050,000  SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY
                  SUBORDINATE LIEN SACRAMENTO REGULATION C (SEWER REVENUE,
                  CREDIT AGRICOLE INDOSUEZ LOC)ss+/-                                   0.28         12/01/2030           5,050,000
       7,000,000  SAN BERNARDINO CA REDEVELOPMENT AGENCY SILVER WOODS
                  APARTMENTS PROJECT (HOUSING REVENUE, FNMA INSURED)ss+/-              0.29         05/01/2026           7,000,000
       6,809,000  SAN BERNARDINO COUNTY CA COP SERIES A (LEASE REVENUE, BANK OF
                  AMERICA NA LOC)ss+/-                                                 0.28         03/01/2024           6,809,000
       5,500,000  SAN BERNARDINO COUNTY CA FLOOD CONTROL DISTRICT (OTHER
                  REVENUE, UBS AG LOC)ss+/-                                            0.25         08/01/2037           5,500,000
       6,115,000  SAN BERNARDINO COUNTY CA MFHR GREEN VALLEY APARTMENTS PROJECT
                  SERIES A (HOUSING REVENUE, FNMA INSURED)ss+/-                        0.26         05/15/2029           6,115,000
       5,600,000  SAN BERNARDINO COUNTY CA MFHR SYCAMORE TERRACE PROJECT SERIES
                  A (HOUSING REVENUE, FNMA INSURED)ss+/-                               0.26         05/15/2029           5,600,000
       4,695,000  SAN DIEGO COUNTY CA REGIONAL TRANSPORTATION COMMUNITY LIMITED
                  TAX SERIES A (SALES TAX REVENUE, JPMORGAN CHASE BANK LOC)ss+/-       0.26         04/01/2038           4,695,000
       4,005,000  SAN DIEGO COUNTY CA REGIONAL TRANSPORTATION COMMUNITY LIMITED
                  TAX SERIES B (SALES TAX REVENUE, JPMORGAN CHASE BANK LOC)ss+/-       0.26         04/01/2038           4,005,000
         295,000  SAN DIEGO COUNTY CA REGIONAL TRANSPORTATION COMMUNITY LIMITED
                  TAX SERIES D (SALES TAX REVENUE, DEXIA PUBLIC FINANCING BANK
                  SPA)ss+/-                                                            0.35         04/01/2038             295,000
       1,545,000  SAN DIEGO COUNTY CA WATER AUTHORITY COP SERIES 2873 (WATER
                  REVENUE, FIRST SECURITY BANK LOC)ss+/-                               0.29         05/01/2013           1,545,000
      14,450,000  SAN FRANCISCO CA CITY & COUNTY AIRPORTS COMMISSION SECOND
                  SERIES 37C (AIRPORT REVENUE, FSA INSURED)ss+/-                       0.30         05/01/2029          14,450,000
       5,000,000  SAN FRANCISCO CA CITY & COUNTY AIRPORTS COMMISSION SECOND
                  SERIES 37D (AIRPORT REVENUE, AGM INSURED)ss+/-                       0.30         05/01/2030           5,000,000
       4,655,000  SAN FRANCISCO CA CITY & COUNTY AIRPORTS COMMISSION SERIES B
                  (AIRPORT REVENUE)ss+/-                                               0.75         05/01/2029           4,655,000
       5,295,000  SAN FRANCISCO CA CITY & COUNTY FINANCE CORPORATION MOSCONE
                  CENTER (LEASE REVENUE, STATE STREET BANK & TRUST COMPANY NA
                  LOC)ss+/-                                                            0.23         04/01/2030           5,295,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)

CALIFORNIA MUNICIPAL MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE  MATURITY DATE        VALUE
----------------  ---------------------------------------------------------------  -------------  -------------  -----------------
CALIFORNIA (continued)
$      2,645,000  SAN FRANCISCO CA CITY & COUNTY MFHR CARTER TERRACE APARTMENTS
                  SERIES B (MFHR, CITIBANK NA LOC)ss+/-                                0.30%        03/01/2036   $       2,645,000
      40,000,000  SAN FRANCISCO CA CITY & COUNTY RDA FILLMORE CENTER SERIES B1
                  (HOUSING REVENUE, FHLMC INSURED)ss+/-                                0.33         12/01/2017          40,000,000
       6,395,000  SAN FRANCISCO CA CITY & COUNTY RDA NOTRE DAME APARTMENTS
                  SERIES G (HOUSING REVENUE, CITIBANK NA LOC)ss+/-                     0.28         12/01/2033           6,395,000
       8,825,000  SAN FRANCISCO CA CITY & COUNTY RDA ORLANDO CEPEDA PLACE
                  SERIES D (MFHR, CITIBANK NA LOC)ss+/-                                0.35         11/01/2033           8,825,000
       9,250,000  SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY COMMUNITY
                  FACILITIES DISTRICT HUNTERS POINT SERIES A (TAX REVENUE, KBC
                  BANK NV LOC)ss+/-                                                    0.30         08/01/2036           9,250,000
       2,945,000  SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY MFHR
                  LELAND POLK SENIOR COMMUNITY SERIES A (MFHR, CITIBANK NA
                  LOC)ss+/-                                                            0.30         12/01/2019           2,945,000
      12,000,000  SAN FRANCISCO PUBLIC UTILITIES COMMISSION (WASTE WATER
                  REVENUE)                                                             0.23         06/16/2010          12,000,000
       8,900,000  SAN JOSE CA CINNABAR COMMONS SERIES C (HOUSING REVENUE, BANK
                  OF AMERICA NA LOC)ss+/-                                              0.26         02/01/2037           8,900,000
       9,360,000  SAN JOSE CA MFHR RAINTREE APARTMENTS SERIES A (MFHR, FNMA
                  INSURED)ss+/-                                                        0.31         02/01/2038           9,360,000
       5,750,000  SAN JOSE CA REDEVELOPMENT AGENCY MERGED AREA REDEVELOPMENT
                  PROJECT SERIES A (PROPERTY TAX REVENUE, JPMORGAN CHASE BANK
                  LOC)ss+/-                                                            0.23         07/01/2026           5,750,000
       4,230,000  SAN JOSE CA TURNLEAF APARTMENTS SERIES A (HOUSING REVENUE,
                  FHLMC INSURED)ss+/-                                                  0.30         06/01/2036           4,230,000
       1,120,000  SAN LEANDRO CA CARLTON PLAZA SERIES A (MFHR, FNMA INSURED)ss+/-      0.29         09/15/2032           1,120,000
       5,025,000  SAN LEANDRO CA PARKSIDE COMMONS APARTMENTS PROJECT (MFHR,
                  FNMA INSURED)ss+/-                                                   0.27         07/15/2018           5,025,000
       6,660,000  SANTA ANA CA HEALTH FACILITY REVENUE MULTI-MODEL TOWN &
                  COUNTRY PROJECT BNP PARIBAS (HCFR, DEXIA CREDIT LOCAL DE
                  FRANCE  LOC)ss+/-                                                    0.25         10/01/2020           6,660,000
       5,700,000  SANTA CLARA CA SUBSERIES A (ELECTRIC REVENUE, BANK OF AMERICA
                  NA LOC)ss+/-                                                         0.26         07/01/2034           5,700,000
      37,545,000  SANTA CLARA CA SUBSERIES B (ELECTRIC REVENUE, DEXIA CREDIT
                  LOCAL DE FRANCE LOC)ss+/-                                            0.30         07/01/2027          37,545,000
      20,735,000  SANTA CLARA COUNTY CA FINANCING AUTHORITY MULTIPLE FACILITIES
                  PROJECTS SERIES M (LEASE REVENUE, BANK OF AMERICA NA LOC)ss+/-       0.28         05/15/2035          20,735,000
       5,900,000  SANTA CLARA COUNTY CA MFHR BENTON PARK CENTER APARTMENTS
                  PROJECT SERIES A (MFHR, FNMA INSURED)ss+/-                           0.25         12/15/2025           5,900,000
       3,120,000  SANTA ROSA CA ALDERBROOK HEIGHTS APARTMENTS (HOUSING REVENUE,
                  FHLB INSURED)ss+/-                                                   0.29         05/01/2040           3,120,000
      17,695,000  SIMI VALLEY CA SERIES A (MFHR, FHLMC INSURED)ss+/-                   0.24         07/01/2023          17,695,000
       5,700,000  SIMI VALLEY CA SHADOWRIDGE APARTMENTS PROJECT (HOUSING
                  REVENUE, FHLMC INSURED)ss+/-                                         0.30         09/01/2019           5,700,000
      92,085,000  SOUTHERN CA PUBLIC POWER AUTHORITY TRANSMISSION PROJECT
                  REVENUE (UTILITIES REVENUE, LLOYDS TSB BANK PLC LOC)ss+/-            0.32         07/01/2019          92,085,000
      25,900,000  SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY PROJECT (ELECTRIC
                  REVENUE, KBC BANK NV LOC)ss+/-                                       0.26         07/01/2036          25,900,000
       5,900,000  STOCKTON CA HCFR SERIES A (HCFR, CITIBANK NA LOC)ss+/-               0.30         12/01/2032           5,900,000
       8,220,000  SWEETWATER CA UNION HIGH SCHOOL DISTRICT ROCS RR II 11484
                  (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)ss+/-                 0.31         02/01/2013           8,220,000
      12,460,000  UNIVERSITY OF CALIFORNIA (COLLEGE & UNIVERSITY REVENUE, FIRST
                  SECURITY BANK LOC)ss+/-                                              0.29         05/15/2032          12,460,000
      12,000,000  UPLAND CA COMMUNITY RDA SUNSET RIDGE APARTMENTS (HOUSING
                  REVENUE, EAST WEST BANK LOC)ss+/-                                    0.26         08/01/2037          12,000,000
       7,750,000  VACAVILLE CA MFHR SYCAMORE APARTMENTS SERIES A (HOUSING
                  REVENUE, FNMA INSURED)ss+/-                                          0.26         05/15/2029           7,750,000
       3,200,000  VACAVILLE CA SERIES A (HOUSING REVENUE, FNMA INSURED)ss+/-           0.26         07/15/2018           3,200,000
       3,620,000  WALNUT CREEK CA CREEKSIDE DRIVE (HOUSING REVENUE, FHLMC
                  INSURED)ss+/-                                                        0.26         04/01/2027           3,620,000
       9,900,000  WHITTIER CA WHITTIER COLLEGE (COLLEGE & UNIVERSITY REVENUE,
                  BANK OF AMERICA NA LOC)ss+/-                                         0.29         12/01/2038           9,900,000
                                                                                                                     2,315,498,500
                                                                                                                 -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)

CALIFORNIA MUNICIPAL MONEY MARKET FUND


PRINCIPAL         SECURITY NAME                                                    INTEREST RATE  MATURITY DATE        VALUE
----------------  ---------------------------------------------------------------  -------------  -------------  -----------------
OTHER: 0.58%
$      8,100,000  BRANCH BANKING & TRUST MUNICIPAL TRUST (LEASE REVENUE, BRANCH
                  BANKING & TRUST COMPANY LOC)ss+/-                                    0.30%        09/01/2022   $       8,100,000
       6,000,000  BRANCH BANKING & TRUST MUNICIPAL TRUST (OTHER REVENUE, FIRST
                  SECURITY BANK LOC)ss+/-                                              0.33         02/01/2027           6,000,000
                                                                                                                        14,100,000
                                                                                                                 -----------------
PUERTO RICO: 1.14%
       5,331,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-627A (SALES TAX
                  REVENUE, AMBAC INSURED)ss+/-                                         0.29         08/01/2049           5,331,000
      11,000,000  PUERTO RICO COMMONWEALTH (OTHER REVENUE, WACHOVIA BANK
                  LOC)ss+/-(q)                                                         0.22         07/01/2034          11,000,000
      11,600,000  PUERTO RICO COMMONWEALTH (PROPERTY TAX REVENUE, WACHOVIA BANK
                  LOC)ss+/-(q)                                                         0.22         07/01/2034          11,600,000
                                                                                                                        27,931,000
                                                                                                                 -----------------
TOTAL MUNICIPAL BONDS & NOTES (COST $2,357,529,500)                                                                  2,357,529,500
                                                                                                                 =================
TOTAL INVESTMENTS IN SECURITIES
   (COST $2,448,679,500)*                                                   99.78%                                   2,448,679,500
OTHER ASSETS AND LIABILITIES, NET                                            0.22                                        5,413,839
                                                                           ------                                -----------------
TOTAL NET ASSETS                                                           100.00%                               $   2,454,093,339
                                                                           ======                                =================

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-  VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(q)  CREDIT ENHANCEMENT IS PROVIDED BY A NON-CONTROLLED AFFILIATE.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

CASH INVESTMENT MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE  MATURITY DATE         VALUE
----------------  ---------------------------------------------------------------  -------------  -------------  -----------------
AGENCY NOTES - INTEREST BEARING: 0.42%
$     10,700,000  FHLMC+/-                                                             0.19%        07/12/2010   $      10,699,399
      53,000,000  FHLMC+/-                                                             0.20         02/02/2012          52,928,587
       4,000,000  FHLMC+/-                                                             0.23         09/03/2010           4,000,249
TOTAL AGENCY NOTES - INTEREST BEARING (COST $67,628,235)                                                                67,628,235
                                                                                                                 =================
BANKERS ACCEPTANCE NOTES: 0.20%
DOMESTIC BANKS: 0.20%
      10,000,000  BANK OF AMERICA NA##                                                 0.26         06/24/2010           9,998,275
       3,000,000  BANK OF AMERICA NA##                                                 0.29         07/06/2010           2,999,125
      15,000,000  BANK OF AMERICA NA##                                                 0.29         07/07/2010          14,995,500
       1,839,446  BANK OF AMERICA NA##                                                 0.32         08/18/2010           1,838,171
       3,000,000  BANK OF AMERICA NA##                                                 0.32         08/20/2010           2,997,867
                                                                                                                 -----------------
TOTAL BANKERS ACCEPTANCE NOTES (COST $32,828,938)                                                                       32,828,938
                                                                                                                 =================
CERTIFICATES OF DEPOSIT: 5.44%
      48,000,000  ABBEY NATIONAL TREASURY SERVICES                                     0.34         12/10/2010          48,000,000
      25,000,000  BANK OF MONTREAL                                                     0.28         06/07/2010          25,000,000
      49,500,000  BARCLAYS BANK PLC (NEW YORK)+/-                                      0.59         01/19/2011          49,500,000
      45,000,000  BARCLAYS BANK PLC (NEW YORK)+/-                                      0.66         04/29/2011          45,000,000
      43,000,000  BARCLAYS BANK PLC (NEW YORK)+/-                                      0.83         11/08/2010          43,000,000
     112,500,000  BARCLAYS BANK PLC (NEW YORK)+/-                                      1.00         06/24/2010         112,500,000
      15,000,000  CALYON (NEW YORK)                                                    0.25         06/02/2010          14,999,999
      18,000,000  CALYON (NEW YORK)+/-                                                 0.32         06/29/2010          17,997,392
     150,000,000  LLOYDS TSB BANK PLC (NEW YORK)+/-                                    0.57         07/26/2010         150,000,000
     102,500,000  LLOYDS TSB BANK PLC (NEW YORK)+/-                                    0.57         11/12/2010         102,500,000
      30,000,000  NATIXIS (NEW YORK)+/-                                                0.65         02/04/2011          30,000,000
      24,000,000  RABOBANK NEDERLAND NV (NEW YORK)+/-                                  0.29         01/07/2011          24,000,000
      29,000,000  RABOBANK NEDERLAND NV (NEW YORK)+/-                                  0.34         10/19/2010          29,000,000
     130,000,000  ROYAL BANK SCOTLAND PLC (CONNECTICUT)+/-                             0.95         07/16/2010         130,000,000
      47,000,000  SOCIETE GENERALE (NEW YORK)+/-                                       0.65         05/05/2011          47,000,000
      12,000,000  WESTPAC BANKING CORPORATION+/-++                                     0.44         04/19/2011          12,011,787
TOTAL CERTIFICATES OF DEPOSIT (COST $880,509,178)                                                                      880,509,178
                                                                                                                 =================
COMMERCIAL PAPER: 49.83%
       5,000,000  ACTS RETIREMENT-LIFE COMMUNITIES INCORPORATED##                      0.22         06/08/2010           4,999,757
      11,000,000  ALACHUA COUNTY FL SCHOOL DISTRICT                                    0.34         06/01/2010          11,000,000
      26,000,000  ALACHUA COUNTY FL SCHOOL DISTRICT                                    0.34         06/03/2010          26,000,000
      41,000,000  AMSTEL FUNDING CORPORATION##++(p)                                    0.43         06/07/2010          40,996,583
      49,000,000  AMSTEL FUNDING CORPORATION##++(p)                                    0.45         06/10/2010          48,993,875
      59,000,000  AMSTEL FUNDING CORPORATION##++(p)                                    0.46         06/01/2010          59,000,000
      96,000,000  AMSTEL FUNDING CORPORATION##++(p)                                    0.51         07/30/2010          95,918,187
      19,000,000  AMSTERDAM FUNDING CORPORATION##++(p)                                 0.27         07/08/2010          18,994,532
       1,000,000  AMSTERDAM FUNDING CORPORATION##++(p)                                 0.27         07/14/2010             999,666
      86,000,000  AMSTERDAM FUNDING CORPORATION##++(p)                                 0.29         07/12/2010          85,970,617
      19,000,000  AMSTERDAM FUNDING CORPORATION##++(p)                                 0.29         07/19/2010          18,992,400
      11,000,000  AMSTERDAM FUNDING CORPORATION##++(p)                                 0.32         07/21/2010          10,994,958
      18,500,000  AMSTERDAM FUNDING CORPORATION##++(p)                                 0.44         07/27/2010          18,487,050
      17,000,000  AMSTERDAM FUNDING CORPORATION##++(p)                                 0.46         07/29/2010          16,987,127
      44,000,000  ANGLO IRISH BANK CORPORATION LIMITED++                               0.00         06/01/2010          44,000,000
      10,000,000  ANTALIS US FUNDING CORPORATION##++(p)                                0.27         07/13/2010           9,996,733
       4,000,000  ANTALIS US FUNDING CORPORATION##++(p)                                0.31         07/26/2010           3,998,044

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

                                        WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

CASH INVESTMENT MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE  MATURITY DATE         VALUE
----------------  ---------------------------------------------------------------  -------------  -------------  -----------------
COMMERCIAL PAPER (continued)
$     35,000,000  ANTALIS US FUNDING CORPORATION##++(p)                                0.35%        06/17/2010   $      34,994,244
      54,000,000  ANTALIS US FUNDING CORPORATION##++(p)                                0.38         06/14/2010          53,992,005
      18,600,000  ANTALIS US FUNDING CORPORATION##++(p)                                0.39         06/15/2010          18,596,962
       5,000,000  ANTALIS US FUNDING CORPORATION##++(p)                                0.40         06/23/2010           4,998,717
      16,500,000  ANTALIS US FUNDING CORPORATION##++(p)                                0.41         06/28/2010          16,494,803
      60,000,000  ANZ NATIONAL (INTERNATIONAL) LIMITED+/-++                            0.44         01/11/2011          60,000,000
      40,000,000  ANZ NATIONAL (INTERNATIONAL) LIMITED+/-++                            0.49         10/20/2010          40,000,000
      10,000,000  ARABELLA FINANCE LLC##++(p)                                          0.44         06/15/2010           9,998,172
      10,800,000  ARABELLA FINANCE LLC##++(p)                                          0.44         06/18/2010          10,797,654
      10,800,000  ARABELLA FINANCE LLC##++(p)                                          0.46         06/11/2010          10,798,500
      24,620,000  ARABELLA FINANCE LLC##++(p)                                          0.47         06/14/2010          24,615,614
       5,000,000  ARABELLA FINANCE LLC##++(p)                                          0.49         07/19/2010           4,996,667
      26,000,000  ARGENTO VARIABLE FUNDING LLC##++(p)                                  0.30         06/28/2010          25,993,955
      63,000,000  ARGENTO VARIABLE FUNDING LLC##++(p)                                  0.33         07/26/2010          62,967,275
      27,000,000  ARGENTO VARIABLE FUNDING LLC##++(p)                                  0.33         07/27/2010          26,985,720
      30,000,000  ASB FINANCE LIMITED (LONDON)+/-++                                    0.37         01/12/2011          29,999,073
      30,000,000  ASB FINANCE LIMITED (LONDON)+/-++                                    0.40         01/10/2011          30,000,000
      21,000,000  ASB FINANCE LIMITED (LONDON)+/-++                                    0.43         12/08/2010          21,001,137
      41,000,000  ASB FINANCE LIMITED (LONDON)+/-++                                    0.47         12/13/2010          41,002,225
      21,000,000  ASB FINANCE LIMITED (LONDON)+/-++                                    0.48         04/18/2011          21,001,833
     175,000,000  ASB FINANCE LIMITED (LONDON)+/-++                                    0.79         06/16/2010         175,000,000
      30,000,000  ASB FINANCE LIMITED (LONDON)+/-++                                    0.83         07/09/2010          30,000,000
      47,000,000  ASPEN FUNDING CORPORATION##++(p)                                     0.33         06/15/2010          46,993,603
      18,000,000  ATLANTIC ASSET SECURITIZATION CORPORATION##++(p)                     0.28         07/09/2010          17,994,490
      15,000,000  AUTOBAHN FUNDING COMPANY LLC##++(p)                                  0.27         07/08/2010          14,995,683
       2,000,000  AUTOBAHN FUNDING COMPANY LLC##++(p)                                  0.28         06/16/2010           1,999,750
      11,000,000  AUTOBAHN FUNDING COMPANY LLC##++(p)                                  0.30         07/12/2010          10,996,116
       3,000,000  AUTOBAHN FUNDING COMPANY LLC##++(p)                                  0.30         07/13/2010           2,998,915
      33,000,000  AUTOBAHN FUNDING COMPANY LLC##++(p)                                  0.37         06/15/2010          32,994,867
       8,000,000  BANK OF AMERICA NA##                                                 0.21         06/07/2010           7,999,680
      55,000,000  BANQUE ET CAISSE##                                                   0.26         07/06/2010          54,985,563
     105,000,000  BANQUE ET CAISSE##                                                   0.27         07/14/2010         104,964,883
      12,000,000  BANQUE ET CAISSE##                                                   0.30         07/20/2010          11,994,937
      40,000,000  BEETHOVEN FUNDING CORPORATION##++(p)                                 0.28         06/03/2010          39,999,067
      25,000,000  BELMONT FUNDING LLC##++(p)                                           0.24         06/02/2010          24,999,674
     134,000,000  BNP PARIBAS FINANCE INCORPORATED##                                   0.28         07/09/2010         133,958,981
      36,000,000  BNZ INTERNATIONAL FUNDING LIMITED##++                                0.26         07/07/2010          35,990,280
      14,000,000  BNZ INTERNATIONAL FUNDING LIMITED##++                                0.60         08/26/2010          13,979,933
      41,000,000  BPCE SA##++                                                          0.29         07/06/2010          40,988,042
      31,000,000  BPCE SA##++                                                          0.29         07/14/2010          30,988,892
      60,000,000  CAFCO LLC##++(p)                                                     0.25         06/17/2010          59,993,067
      27,000,000  CAFCO LLC##++(p)                                                     0.28         07/06/2010          26,992,388
      14,000,000  CAFCO LLC##++(p)                                                     0.33         07/28/2010          13,992,463
      22,000,000  CAFCO LLC##++(p)                                                     0.38         08/05/2010          21,984,906
      26,000,000  CANCARA ASSET SECURITISATION LIMITED##++(p)                          0.23         06/10/2010          25,998,375
      35,000,000  CANCARA ASSET SECURITISATION LIMITED##++(p)                          0.26         07/07/2010          34,990,550
      36,000,000  CANCARA ASSET SECURITISATION LIMITED##++(p)                          0.26         07/08/2010          35,990,010
       9,000,000  CANCARA ASSET SECURITISATION LIMITED##++(p)                          0.27         06/01/2010           9,000,000
       5,000,000  CANCARA ASSET SECURITISATION LIMITED##++(p)                          0.27         07/09/2010           4,998,522
      28,000,000  CANCARA ASSET SECURITISATION LIMITED##++(p)                          0.28         06/21/2010          27,995,489
       7,000,000  CANCARA ASSET SECURITISATION LIMITED##++(p)                          0.31         07/26/2010           6,996,685
      16,000,000  CANCARA ASSET SECURITISATION LIMITED##++(p)                          0.33         07/30/2010          15,991,084
     130,000,000  CANCARA ASSET SECURITISATION LIMITED##++(p)                          0.27         07/20/2010         129,920,375
      21,000,000  CHARIOT FUNDING LLC##++(p)                                           0.23         06/15/2010          20,997,958
       4,000,000  CHARIOT FUNDING LLC##++(p)                                           0.24         06/21/2010           3,999,444
      25,000,000  CHARIOT FUNDING LLC##++(p)                                           0.26         07/08/2010          24,993,063
      45,800,000  CHARIOT FUNDING LLC##++(p)                                           0.39         07/15/2010          45,777,609
      18,000,000  CHARTA LLC##++(p)                                                    0.27         06/25/2010          17,996,640
      27,000,000  CHARTA LLC##++(p)                                                    0.27         07/06/2010          26,992,650
      33,000,000  CHARTA LLC##++(p)                                                    0.35         07/28/2010          32,981,190
      16,000,000  CHARTA LLC##++(p)                                                    0.38         08/05/2010          15,989,022
      32,500,000  CIESCO LLC##++(p)                                                    0.28         07/09/2010          32,490,051

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

CASH INVESTMENT MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE  MATURITY DATE         VALUE
----------------  ---------------------------------------------------------------  -------------  -------------  -----------------
COMMERCIAL PAPER (continued)
$     12,000,000  CIESCO LLC##++(p)                                                    0.31%        07/22/2010   $      11,994,560
      22,000,000  CIESCO LLC##++(p)                                                    0.38         08/05/2010          21,984,906
      45,000,000  CITIBANK CREDIT CARD ISSUANCE TRUST##++(p)                           0.19         06/04/2010          44,999,063
      28,000,000  CITIBANK CREDIT CARD ISSUANCE TRUST##++(p)                           0.27         07/06/2010          27,992,378
      91,570,000  CITIBANK CREDIT CARD ISSUANCE TRUST##++(p)                           0.29         07/07/2010          91,543,285
      13,000,000  CITIBANK CREDIT CARD ISSUANCE TRUST##++(p)                           0.34         07/09/2010          12,995,197
      47,000,000  COMMERZBANK US FINANCE INCORPORATED##                                0.34         06/25/2010          46,989,033
      38,000,000  CONCORD MINUTEMAN CAPITAL COMPANY##++(p)                             0.27         06/03/2010          37,999,156
       5,000,000  CONCORD MINUTEMAN CAPITAL COMPANY##++(p)                             0.40         06/09/2010           4,999,500
      19,000,000  CONCORD MINUTEMAN CAPITAL COMPANY##++(p)                             0.44         06/16/2010          18,996,279
       6,000,000  CONCORD MINUTEMAN CAPITAL COMPANY##++(p)                             0.44         07/06/2010           5,997,375
      78,000,000  CONCORD MINUTEMAN CAPITAL COMPANY##++(p)                             0.44         07/16/2010          77,956,125
       6,000,000  CONCORD MINUTEMAN CAPITAL COMPANY##++(p)                             0.44         07/22/2010           5,996,175
      11,000,000  CONCORD MINUTEMAN CAPITAL COMPANY##++(p)                             0.44         07/28/2010          10,992,163
      47,000,000  CONCORD MINUTEMAN CAPITAL COMPANY##++(p)                             0.46         06/23/2010          46,986,357
      27,000,000  CONCORD MINUTEMAN CAPITAL COMPANY##++(p)                             0.46         06/24/2010          26,991,806
       7,000,000  CRC FUNDING LLC##++(p)                                               0.13         06/02/2010           6,999,949
      27,000,000  CRC FUNDING LLC##++(p)                                               0.28         07/06/2010          26,992,388
      39,000,000  CRC FUNDING LLC##++(p)                                               0.28         07/09/2010          38,988,062
       6,000,000  CRC FUNDING LLC##++(p)                                               0.29         07/12/2010           5,997,950
      12,000,000  CRC FUNDING LLC##++(p)                                               0.31         07/20/2010          11,994,773
      12,000,000  CRC FUNDING LLC##++(p)                                               0.31         07/21/2010          11,994,667
       8,000,000  CROWN POINT CAPITAL COMPANY##++(p)                                   0.39         06/07/2010           7,999,400
      10,000,000  CROWN POINT CAPITAL COMPANY##++(p)                                   0.39         06/08/2010           9,999,125
      10,000,000  CROWN POINT CAPITAL COMPANY##++(p)                                   0.40         06/09/2010           9,999,000
      50,000,000  CROWN POINT CAPITAL COMPANY##++(p)                                   0.41         06/10/2010          49,994,375
      12,000,000  CROWN POINT CAPITAL COMPANY##++(p)                                   0.44         06/16/2010          11,997,650
      91,000,000  CROWN POINT CAPITAL COMPANY##++(p)                                   0.44         07/09/2010          90,956,775
      16,000,000  CROWN POINT CAPITAL COMPANY##++(p)                                   0.44         07/14/2010          15,991,400
      18,000,000  CROWN POINT CAPITAL COMPANY##++(p)                                   0.44         07/22/2010          17,988,525
      13,000,000  CROWN POINT CAPITAL COMPANY##++(p)                                   0.44         07/28/2010          12,990,738
      30,000,000  CROWN POINT CAPITAL COMPANY##++(p)                                   0.45         06/21/2010          29,992,167
      15,000,000  CROWN POINT CAPITAL COMPANY##++(p)                                   0.46         06/24/2010          14,995,448
     108,000,000  DEXIA DELAWARE##                                                     0.30         06/04/2010         107,996,400
      52,000,000  DEXIA DELAWARE##                                                     0.40         06/01/2010          52,000,000
      26,000,000  EBBETS FUNDING LLC##++(p)                                            0.47         06/17/2010          25,994,222
      49,000,000  EBBETS FUNDING LLC##++(p)                                            0.49         06/18/2010          48,987,968
      23,000,000  EBBETS FUNDING LLC##++(p)                                            0.53         06/22/2010          22,992,621
      10,000,000  ELYSIAN FUNDING LLC##++(p)                                           0.50         06/21/2010           9,997,111
      36,500,000  ELYSIAN FUNDING LLC##++(p)                                           0.53         06/22/2010          36,488,613
      11,000,000  ERASMUS CAPITAL CORPORATION##++(p)                                   0.17         06/02/2010          10,999,899
      79,500,000  ERASMUS CAPITAL CORPORATION##++(p)                                   0.32         06/08/2010          79,495,230
       8,000,000  FAIRWAY FINANCE CORPORATION##++(p)                                   0.26         07/07/2010           7,997,840
       5,500,000  FALCON ASSET SECURITIZATION COMPANY LLC##++(p)                       0.24         06/21/2010           5,499,236
      45,800,000  FALCON ASSET SECURITIZATION COMPANY LLC##++(p)                       0.39         07/15/2010          45,777,609
      15,000,000  GOTHAM FUNDING CORPORATION##++(p)                                    0.22         06/04/2010          14,999,638
      12,155,000  GOTHAM FUNDING CORPORATION##++(p)                                    0.27         06/01/2010          12,155,000
       9,250,000  GOVCO LLC##++(p)                                                     0.21         06/07/2010           9,249,615
      56,000,000  GOVCO LLC##++(p)                                                     0.24         06/11/2010          55,995,956
      48,000,000  GOVCO LLC##++(p)                                                     0.26         06/24/2010          47,991,720
      44,000,000  GOVCO LLC##++(p)                                                     0.28         07/09/2010          43,986,531
       8,000,000  GOVCO LLC##++(p)                                                     0.31         07/21/2010           7,996,444
      56,000,000  GOVCO LLC##++(p)                                                     0.33         07/27/2010          55,970,382
      69,600,000  GOVCO LLC##++(p)                                                     0.35         06/18/2010          69,587,839
      68,000,000  GRAMPIAN FUNDING LLC##++(p)                                          0.27         06/14/2010          67,992,879
      20,000,000  GRAMPIAN FUNDING LLC##++(p)                                          0.28         06/17/2010          19,997,333

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

                                        WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

CASH INVESTMENT MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE  MATURITY DATE         VALUE
----------------  ---------------------------------------------------------------  -------------  -------------  -----------------
COMMERCIAL PAPER (continued)
$      5,000,000  GRAMPIAN FUNDING LLC##++(p)                                          0.28%        06/18/2010   $       4,999,292
      52,000,000  GRAMPIAN FUNDING LLC##++(p)                                          0.30         07/09/2010          51,982,984
      48,500,000  GRAMPIAN FUNDING LLC##++(p)                                          0.30         07/12/2010          48,482,877
      34,000,000  GRAMPIAN FUNDING LLC##++(p)                                          0.31         06/09/2010          33,997,356
      11,000,000  GRAMPIAN FUNDING LLC##++(p)                                          0.31         07/16/2010          10,995,600
      44,000,000  GRAMPIAN FUNDING LLC##++(p)                                          0.46         07/23/2010          43,970,129
      16,000,000  ICICI BANK LIMITED (BAHRAIN)##                                       0.44         08/04/2010          15,987,200
      16,000,000  ICICI BANK LIMITED (BAHRAIN)##                                       0.49         07/15/2010          15,990,222
      15,000,000  ICICI BANK LIMITED (BAHRAIN)##                                       0.49         07/15/2010          14,990,833
      65,000,000  ICICI BANK LIMITED (BAHRAIN)##                                       0.62         08/17/2010          64,912,413
      41,000,000  INTESA FUNDING LLC##                                                 0.23         06/18/2010          40,995,353
      45,800,000  JUPITER SECURITIES COMPANY LLC##++(p)                                0.39         07/13/2010          45,778,627
      11,000,000  KFW##++                                                              0.25         07/07/2010          10,997,195
      11,000,000  KITTY HAWK FUNDING CORPORATION##++(p)                                0.24         06/11/2010          10,999,206
       3,000,000  LEGACY CAPITAL COMPANY##++(p)                                        0.44         06/16/2010           2,999,413
      92,000,000  LEGACY CAPITAL COMPANY##++(p)                                        0.44         07/14/2010          91,950,550
       3,000,000  LEGACY CAPITAL COMPANY##++(p)                                        0.44         07/28/2010           2,997,863
      10,000,000  LEGACY CAPITAL COMPANY##++(p)                                        0.45         06/21/2010           9,997,389
      28,000,000  LEXINGTON PARKER CAPITAL##++(p)                                      0.34         06/04/2010          27,998,950
      20,000,000  LEXINGTON PARKER CAPITAL##++(p)                                      0.39         06/08/2010          19,998,250
       3,000,000  LEXINGTON PARKER CAPITAL##++(p)                                      0.44         06/16/2010           2,999,413
       3,000,000  LEXINGTON PARKER CAPITAL##++(p)                                      0.44         07/06/2010           2,998,688
      35,000,000  LEXINGTON PARKER CAPITAL##++(p)                                      0.44         07/16/2010          34,980,313
       4,000,000  LEXINGTON PARKER CAPITAL##++(p)                                      0.44         07/20/2010           3,997,550
       9,000,000  LEXINGTON PARKER CAPITAL##++(p)                                      0.44         07/22/2010           8,994,263
       7,000,000  LEXINGTON PARKER CAPITAL##++(p)                                      0.44         07/28/2010           6,995,013
       4,000,000  LEXINGTON PARKER CAPITAL##++(p)                                      0.46         06/24/2010           3,998,786
      24,000,000  LIBERTY STREET FUNDING LLC##++(p)                                    0.14         06/03/2010          23,999,720
      16,000,000  LIBERTY STREET FUNDING LLC##++(p)                                    0.27         07/09/2010          15,995,271
      36,000,000  LMA AMERICAS LLC##++(p)                                              0.35         06/14/2010          35,995,212
       8,000,000  LMA AMERICAS LLC##++(p)                                              0.44         07/19/2010           7,995,200
      42,400,000  LMA AMERICAS LLC##++(p)                                              0.44         07/20/2010          42,374,030
       3,000,000  LOUIS DREYFUS CORPORATION##                                          0.36         06/28/2010           2,999,168
       6,000,000  LOUIS DREYFUS CORPORATION##                                          0.36         07/02/2010           5,998,088
      18,000,000  LOUIS DREYFUS CORPORATION##                                          0.39         07/30/2010          17,988,200
      40,000,000  MATCHPOINT MASTER TRUST##++(p)                                       0.26         07/07/2010          39,989,200
      12,000,000  MONT BLANC CAPITAL CORPORATION##++(p)                                0.23         06/09/2010          11,999,307
       9,000,000  MONTGOMERY COUNTY MD                                                 0.27         06/02/2010           9,000,000
      12,000,000  MONTGOMERY COUNTY MD                                                 0.27         06/03/2010          12,000,000
      24,000,000  MONTGOMERY COUNTY MD                                                 0.30         06/22/2010          24,000,000
      10,000,000  MONTGOMERY COUNTY MD                                                 0.30         07/02/2010          10,000,000
      54,000,000  NATEXIS BANQUES POPULAIRES##                                         0.32         07/14/2010          53,978,715
      31,000,000  NATIONWIDE BUILDING SOCIETY##++                                      0.29         07/08/2010          30,990,442
      18,000,000  NEWPORT FUNDING CORPORATION##++(p)                                   0.00         07/22/2010          17,992,010
      40,000,000  NIEUW AMSTERDAM RECEIVABLES##++(p)                                   0.01         06/01/2010          40,000,000
       9,000,000  NIEUW AMSTERDAM RECEIVABLES##++(p)                                   0.14         06/02/2010           8,999,933
      11,000,000  OAKLAND-ALAMEDA COUNTY                                               0.34         06/01/2010          11,000,000
       8,061,000  OLD LINE FUNDING LLC##++(p)                                          0.25         07/15/2010           8,058,438
      11,000,000  OLD LINE FUNDING LLC##++(p)                                          0.26         07/09/2010          10,996,865
      12,000,000  PORT OF OAKLAND CALIFORNIA##                                         0.25         06/09/2010          11,999,253
      21,000,000  PRUDENTIAL PLC##++                                                   0.20         06/02/2010          20,999,773
      20,000,000  PRUDENTIAL PLC##++                                                   0.26         06/03/2010          19,999,567
      65,000,000  PRUDENTIAL PLC##++                                                   0.32         07/09/2010          64,977,358
       5,000,000  PRUDENTIAL PLC##++                                                   0.37         07/19/2010           4,997,467
      40,000,000  PRUDENTIAL PLC##++                                                   0.39         06/01/2010          40,000,000
      31,000,000  PRUDENTIAL PLC##++                                                   0.41         06/14/2010          30,995,074
       5,000,000  REGENCY MARKETS # 1 LLC##++(p)                                       0.30         07/20/2010           4,997,890
      30,000,000  RHEIN-MAIN SECURITY LIMITED##++(p)                                   0.26         06/07/2010          29,998,500
      10,000,000  RHEIN-MAIN SECURITY LIMITED##++(p)                                   0.40         06/14/2010           9,998,447
     130,000,000  RHEIN-MAIN SECURITY LIMITED##++(p)                                   0.41         06/17/2010         129,975,156
       8,000,000  RHEIN-MAIN SECURITY LIMITED##++(p)                                   0.44         06/18/2010           7,998,262
       2,000,000  RHEINGOLD SECURIZATION##++(p)                                        0.24         06/04/2010           1,999,947

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

CASH INVESTMENT MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE  MATURITY DATE         VALUE
----------------  ---------------------------------------------------------------  -------------  -------------  -----------------
COMMERCIAL PAPER (continued)
$     17,000,000  RHEINGOLD SECURIZATION##++(p)                                        0.31%        06/15/2010   $      16,997,818
      21,000,000  RHEINGOLD SECURIZATION##++(p)                                        0.32         07/12/2010          20,992,108
      42,500,000  RHEINGOLD SECURIZATION##++(p)                                        0.32         07/15/2010          42,482,858
      36,000,000  RHEINGOLD SECURIZATION##++(p)                                        0.41         06/21/2010          35,991,400
      21,000,000  RHEINGOLD SECURIZATION##++(p)                                        0.43         06/22/2010          20,995,223
       6,000,000  ROMULUS FUNDING CORPORATION##++(p)                                   0.19         06/02/2010           5,999,938
       1,000,000  ROMULUS FUNDING CORPORATION##++(p)                                   0.28         06/09/2010             999,931
       4,000,000  ROMULUS FUNDING CORPORATION##++(p)                                   0.00         06/01/2010           4,000,000
       2,000,000  ROMULUS FUNDING CORPORATION##++(p)                                   0.39         06/14/2010           1,999,697
      10,000,000  ROMULUS FUNDING CORPORATION##++(p)                                   0.48         06/22/2010           9,997,083
       2,000,000  ROMULUS FUNDING CORPORATION##++(p)                                   0.48         06/25/2010           1,999,333
      28,000,000  ROYAL KPN NV##++(p)                                                  0.00         06/01/2010          28,000,000
      15,000,000  ROYAL PARK INVESTMENT FUNDING CORPORATION##++(p)                     0.24         06/23/2010          14,997,708
       6,000,000  ROYAL PARK INVESTMENT FUNDING CORPORATION##++(p)                     0.24         06/23/2010           5,999,083
      52,500,000  ROYAL PARK INVESTMENT FUNDING CORPORATION##++(p)                     0.24         06/25/2010          52,491,250
      10,000,000  ROYAL PARK INVESTMENT FUNDING CORPORATION##++(p)                     0.24         07/06/2010           9,997,569
       2,000,000  ROYAL PARK INVESTMENT FUNDING CORPORATION##++(p)                     0.25         07/08/2010           1,999,476
      25,000,000  ROYAL PARK INVESTMENT FUNDING CORPORATION##++(p)                     0.28         07/14/2010          24,991,340
      17,700,000  ROYAL PARK INVESTMENT FUNDING CORPORATION##++(p)                     0.29         07/16/2010          17,693,363
      17,000,000  SALISBURY RECEIVABLES COMPANY##++(p)                                 0.00         06/01/2010          17,000,000
       3,000,000  SALISBURY RECEIVABLES COMPANY##++(p)                                 0.18         06/03/2010           2,999,955
      23,000,000  SALISBURY RECEIVABLES COMPANY##++(p)                                 0.20         06/04/2010          22,999,483
       5,000,000  SALISBURY RECEIVABLES COMPANY##++(p)                                 0.31         07/22/2010           4,997,733
       7,000,000  SALISBURY RECEIVABLES COMPANY##++(p)                                 0.40         07/12/2010           6,996,731
      75,000,000  SANTANDER CENTRAL HISPANO FINANCE (DELAWARE) INCORPORATED##          0.56         06/15/2010          74,982,500
      49,000,000  SCALDIS CAPITAL LLC##++(p)                                           0.14         06/02/2010          48,999,619
      38,000,000  SCALDIS CAPITAL LLC##++(p)                                           0.29         07/13/2010          37,986,700
      10,000,000  SCALDIS CAPITAL LLC##++(p)                                           0.33         06/09/2010           9,999,178
      14,000,000  SCALDIS CAPITAL LLC##++(p)                                           0.33         07/20/2010          13,993,521
       3,000,000  SCALDIS CAPITAL LLC##++(p)                                           0.33         07/23/2010           2,998,527
      28,000,000  SCALDIS CAPITAL LLC##++(p)                                           0.33         07/26/2010          27,985,456
      51,000,000  SCALDIS CAPITAL LLC##++(p)                                           0.34         06/11/2010          50,994,688
      25,000,000  SCALDIS CAPITAL LLC##++(p)                                           0.39         06/17/2010          24,995,444
       8,000,000  SCALDIS CAPITAL LLC##++(p)                                           0.44         07/21/2010           7,995,000
      25,000,000  SHEFFIELD RECEIVABLES CORPORATION##++(p)                             0.14         06/03/2010          24,999,708
      39,000,000  SHEFFIELD RECEIVABLES CORPORATION##++(p)                             0.27         07/08/2010          38,988,777
      19,000,000  SHEFFIELD RECEIVABLES CORPORATION##++(p)                             0.27         07/09/2010          18,994,384
       9,000,000  SHEFFIELD RECEIVABLES CORPORATION##++(p)                             0.31         07/16/2010           8,996,400
      10,000,000  SHEFFIELD RECEIVABLES CORPORATION##++(p)                             0.44         08/09/2010           9,991,375
      38,000,000  SOCIETE DE PRISE PARTICIPATION DE L'ETAT##++                         0.20         06/18/2010          37,996,232
     145,000,000  SOCIETE GENERALE NA##                                                0.29         07/30/2010         144,931,085
      39,000,000  SOLITAIRE FUNDING LLC##++(p)                                         0.25         06/11/2010          38,996,967
      13,000,000  SOLITAIRE FUNDING LLC##++(p)                                         0.30         07/22/2010          12,994,291
      38,000,000  SOLITAIRE FUNDING LLC##++(p)                                         0.33         07/29/2010          37,979,184
      21,000,000  STRAIGHT A FUNDING LLC##++(p)                                        0.23         06/16/2010          20,997,900
       6,000,000  STRAIGHT A FUNDING LLC##++(p)                                        0.24         07/01/2010           5,998,750
       8,000,000  SURREY FUNDING CORPORATION##++(p)                                    0.22         06/04/2010           7,999,807
      11,000,000  SURREY FUNDING CORPORATION##++(p)                                    0.25         06/07/2010          10,999,468
       5,000,000  SURREY FUNDING CORPORATION##++(p)                                    0.30         07/23/2010           4,997,761
       8,300,000  SURREY FUNDING CORPORATION##++(p)                                    0.34         07/28/2010           8,295,400
       5,000,000  SURREY FUNDING CORPORATION##++(p)                                    0.43         07/12/2010           4,997,494
      25,000,000  SWEDBANK AG SERIES##++                                               0.14         06/02/2010          24,999,813
      15,000,000  SWEDBANK AG SERIES##++                                               0.27         06/01/2010          15,000,000
      16,000,000  TASMAN FUNDING INCORPORATED##++(p)                                   0.31         07/12/2010          15,994,169
      60,182,000  TASMAN FUNDING INCORPORATED##++(p)                                   0.31         07/14/2010          60,158,997
      38,554,000  THAMES ASSET GLOBAL SECURITIZATION # 1 INCORPORATED##++(p)           0.19         06/04/2010          38,552,926

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

                                        WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

CASH INVESTMENT MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE  MATURITY DATE         VALUE
----------------  ---------------------------------------------------------------  -------------  -------------  -----------------
COMMERCIAL PAPER (continued)
$    130,500,000  THAMES ASSET GLOBAL SECURITIZATION # 1 INCORPORATED##++(p)           0.21%        06/07/2010   $     130,494,724
       6,697,000  THAMES ASSET GLOBAL SECURITIZATION # 1 INCORPORATED##++(p)           0.22         06/14/2010           6,696,420
       6,842,000  THAMES ASSET GLOBAL SECURITIZATION # 1 INCORPORATED##++(p)           0.27         06/24/2010           6,840,776
      45,000,000  THAMES ASSET GLOBAL SECURITIZATION # 1 INCORPORATED##++(p)           0.27         07/08/2010          44,986,793
       7,000,000  THAMES ASSET GLOBAL SECURITIZATION # 1 INCORPORATED##++(p)           0.28         07/12/2010           6,997,688
      26,000,000  THUNDER BAY FUNDING LLC##++(p)                                       0.26         07/12/2010          25,992,005
       4,000,000  TICONDEROGA FUNDING LLC##++(p)                                       0.26         06/22/2010           3,999,370
       9,900,000  TICONDEROGA FUNDING LLC##++(p)                                       0.26         06/24/2010           9,898,292
      49,000,000  TOYOTA MOTOR CREDIT CORPORATION##                                    0.20         06/03/2010          48,999,183
      21,400,000  TOYOTA MOTOR CREDIT CORPORATION##                                    0.34         06/29/2010          21,394,174
      21,400,000  TOYOTA MOTOR CREDIT CORPORATION##                                    0.34         07/01/2010          21,393,758
      65,000,000  UNICREDIT DELAWARE##++                                               0.31         07/01/2010          64,982,667
     100,000,000  UNICREDIT DELAWARE##++                                               0.39         08/05/2010          99,927,778
     104,000,000  UNICREDIT US FINANCE INCORPORATION##++                               0.33         07/02/2010         103,969,551
      25,000,000  VERSAILLES LLC##++(p)                                                0.25         06/10/2010          24,998,250
       7,500,000  VERSAILLES LLC##++(p)                                                0.29         06/23/2010           7,498,625
      21,000,000  VERSAILLES LLC##++(p)                                                0.37         06/14/2010          20,996,967
      29,000,000  VICTORY RECEIVABLES CORPORATION##++(p)                               0.22         06/04/2010          28,999,299
      40,000,000  VICTORY RECEIVABLES CORPORATION##++(p)                               0.00         06/01/2010          40,000,000
      30,500,000  WESTPAC SECURITIES NZ LIMITED+/-++                                   0.42         11/05/2010          30,500,000
      75,000,000  WESTPAC SECURITIES NZ LIMITED+/-++                                   0.55         08/20/2010          75,000,000
      18,000,000  WINDMILL FUNDING CORPORATION##++(p)                                  0.26         07/14/2010          17,994,195
       1,000,000  WINDMILL FUNDING CORPORATION##++(p)                                  0.27         07/07/2010             999,720
      10,000,000  WINDMILL FUNDING CORPORATION##++(p)                                  0.27         07/09/2010           9,997,044
       8,000,000  WINDMILL FUNDING CORPORATION##++(p)                                  0.32         07/20/2010           7,996,407
      66,000,000  WINDMILL FUNDING CORPORATION##++(p)                                  0.44         07/23/2010          65,957,100
      18,300,000  WINDMILL FUNDING CORPORATION##++(p)                                  0.46         07/29/2010          18,286,143
     120,797,000  YORKTOWN CAPITAL LLC##++(p)                                          0.35         06/21/2010         120,772,170
TOTAL COMMERCIAL PAPER (COST $8,061,136,739)                                                                         8,061,136,739
                                                                                                                 =================
CORPORATE BONDS & NOTES: 8.17%
      11,210,000  ACTS RETIREMENT LIFE COMMUNITIES INCORPORATED+/-ss                   0.32         11/15/2029          11,210,000
     197,390,000  BANK OF AMERICA CORPORATION+/-ss                                     1.07         12/02/2011         200,000,185
       7,000,000  BANK OF SCOTLAND PLC+/-++                                            0.31         12/08/2010           6,987,231
      63,500,000  BERKSHIRE HATHAWAY INCORPORATED+/-                                   0.35         02/10/2011          63,502,746
      24,800,000  CITIBANK NA+/-ss                                                     0.29         07/12/2011          24,815,575
      71,000,000  CITIBANK NA+/-                                                       0.34         09/30/2010          71,000,000
     147,100,000  CITIGROUP FUNDING INCORPORATED+/-                                    0.27         05/05/2011         147,060,137
       3,000,000  CITIGROUP FUNDING INCORPORATED+/-                                    0.41         11/15/2011           2,997,174
     200,000,000  CITIGROUP FUNDING INCORPORATED+/-                                    0.44         07/30/2010         200,014,788
     195,000,000  COMMONWEALTH BANK (AUSTRALIA)+/-++                                   0.35         06/04/2010         195,000,000
     104,000,000  COMMONWEALTH BANK (AUSTRALIA)+/-++                                   0.38         06/24/2010         104,000,000
      11,910,000  GBG LLC+/-ss ++                                                      0.35         09/01/2027          11,910,000
      51,773,000  GENERAL ELECTRIC CAPITAL CORPORATION+/-ss                            1.18         12/09/2011          52,561,906
       3,400,000  GOLDMAN SACHS GROUP INCORPORATED+/-                                  0.34         03/15/2011           3,403,831
       3,000,000  JPMORGAN CHASE & COMPANY+/-                                          0.55         05/16/2011           3,002,318
      13,635,000  LTF REAL ESTATE VRDN I LLC+/-ss ++                                   0.37         06/01/2033          13,635,000
      49,150,000  MERRILL LYNCH & COMPANY+/-ss                                         4.79         08/04/2010          49,418,607
       8,100,000  MORGAN STANLEY+/-ss                                                  1.10         12/01/2011           8,210,632
      85,500,000  PNC FUNDING CORPORATION+/-                                           0.55         06/22/2011          85,800,384
      26,000,000  SANTANDER US DEBT SA UNIPERSONAL+/-++                                0.36         07/23/2010          25,987,178
       8,000,000  SEARIVER MARITIME INCORPORATED+/-ss (i)                              0.55         10/01/2011           8,000,000
      30,000,000  STATE STREET BANK & TRUST COMPANY SERIES FRN+/-ss                    0.46         09/15/2011          30,099,139
       3,000,000  US CENTRAL FEDERAL CREDIT UNION+/-ss                                 0.30         10/19/2011           3,001,377
TOTAL CORPORATE BONDS & NOTES (COST $1,321,618,208)                                                                  1,321,618,208
                                                                                                                 =================
MEDIUM TERM NOTES: 0.49%
      20,000,000  EKSPORTFINANS ASA+/-                                                 0.39         08/03/2010          20,000,000
      35,000,000  EKSPORTFINANS ASA+/-                                                 0.70         06/11/2010          35,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

CASH INVESTMENT MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE  MATURITY DATE         VALUE
----------------  ---------------------------------------------------------------  -------------  -------------  -----------------
MEDIUM TERM NOTES (continued)
$     25,000,000  US BANCORP+/-                                                        0.65%        06/04/2010   $      25,000,947
TOTAL MEDIUM TERM NOTES (COST $80,000,947)                                                                              80,000,947
                                                                                                                 =================

MUNICIPAL BONDS & NOTES: 12.39%
       8,800,000  ALBERMARLE COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY
                  UNIVERSITY OF VIRGINIA HEALTH SERVICES FOUNDATION (HCFR, BANK
                  OF AMERICA NA LOC)+/-ss                                              0.28         03/01/2039           8,800,000
      17,125,000  ALLIANCE OH HOSPITAL ALLIANCE OBLIGATED GROUP (HCFR, RADIAN
                  INSURED)+/-ss                                                        0.28         12/01/2032          17,125,000
      16,775,000  AURORA CO HOSPITAL REF-CHILDRENS HOSPITAL ASSOCIATION
                  PROJECT-B (HFFA REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss             1.85         12/01/2036          16,775,000
      20,500,000  BLOOMINGTON ASSOCIATES MINNESOTA (HOUSING REVENUE, LASALLE
                  NATIONAL BANK NA LOC)+/-ss                                           0.37         08/01/2037          20,500,000
      20,000,000  CALCASIEU PARISH LA INCORPORATED INDUSTRIAL DEVELOPMENT BOARD
                  ENVIRONMENTAL REVENUE CITGO PETROLEUM CORPORATION (IDR,
                  NATIXIS LOC)+/-ss                                                    0.27         07/01/2026          20,000,000
      15,000,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY (COLLEGE &
                  UNIVERSITY REVENUE, BANK OF AMERICA NA LOC)+/-ss                     0.28         10/01/2043          15,000,000
      10,000,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK RAND
                  CORPORATION SERIES B (ECONOMIC DEVELOPMENT REVENUE, BANK OF
                  AMERICA NA LOC)+/-ss                                                 0.25         04/01/2042          10,000,000
      11,900,000  CALIFORNIA MUNICIPAL FINANCE AUTHORITY ALLIED WASTE NORTH
                  AMERICA SERIES A (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-ss        0.31         07/01/2024          11,900,000
      68,510,000  CALIFORNIA PCFA PG&E SERIES B (IDR, JPMORGAN CHASE BANK LOC)+/-ss    0.26         11/01/2026          68,510,000
      22,000,000  CALIFORNIA SERIES I (HFA REVENUE, BANK OF AMERICA NA LOC)+/-ss       0.25         07/01/2035          22,000,000
       9,245,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C 7
                  (ELECTRIC REVENUE, AGM INSURED)+/-ss                                 0.32         05/01/2022           9,245,000
      11,395,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C1 (POWER
                  REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)+/-ss                      0.32         05/01/2022          11,395,000
      20,775,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C13
                  (UTILITIES REVENUE, FIRST SECURITY BANK LOC)+/-ss                    0.29         05/01/2022          20,775,000
      18,650,000  CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G 6 (WATER
                  REVENUE, AGM INSURED)+/-ss                                           0.27         05/01/2017          18,650,000
      17,000,000  CALIFORNIA STATE ECONOMIC RECOVERY (OTHER REVENUE, BANK OF
                  AMERICA NA LOC)+/-ss                                                 0.26         07/01/2023          17,000,000
      15,000,000  CALIFORNIA STATE SERIES B-2 (OTHER REVENUE, SOCIETE GENERALE
                  LOC)+/-ss                                                            0.23         05/01/2040          15,000,000
      18,920,000  CALIFORNIA STATEWIDE CDA AZUSA PACIFIC UNIVERSITY PROJECT
                  (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss       1.75         04/01/2039          18,920,000
      14,900,000  CALIFORNIA STATEWIDE CDA DUBLIN RANCH SENIOR APARTMENTS
                  (MFHR, BANK OF AMERICA NA LOC)+/-ss                                  0.27         12/15/2037          14,900,000
      11,337,000  CALIFORNIA STATEWIDE CDA IVY HILL APARTMENTS PROJECT SERIES I
                  (MFHR, FNMA INSURED)+/-ss                                            0.28         02/01/2033          11,337,000
       3,000,000  CALIFORNIA STATEWIDE CDA OAKMONT SENIOR LIVING SERIES Y
                  (HOUSING REVENUE, FNMA INSURED)+/-ss                                 0.28         08/01/2031           3,000,000
       5,200,000  CALIFORNIA STATEWIDE CDA PRAVILLIONS APARTMENTS SERIES M
                  (MFHR, FNMA INSURED)+/-ss                                            0.28         08/15/2034           5,200,000
       6,000,000  CALIFORNIA STATEWIDE CDA UNIVERSITY RETIREMENT AT DAVIS
                  (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA NA LOC)+/-ss          0.25         11/15/2030           6,000,000
      11,000,000  CAMARILLO CA MFHR HACIENDA DE CAMARILLO PROJECT (MFHR, FNMA
                  INSURED)+/-ss                                                        0.27         10/15/2026          11,000,000
      34,885,000  CENTRAL PLAINS NE ENERGY PROJECT NUMBER 2 (OTHER REVENUE,
                  ROYAL BANK OF CANADA LOC)+/-ss                                       0.27         08/01/2039          34,885,000
       9,000,000  CITY OF CAPE CORAL FL (OTHER REVENUE)                                0.35         06/01/2010           9,000,000
       4,285,000  CLARKSVILLE TN PUBLIC BUILDING AUTHORITY TENNESSEE MUNICIPAL
                  BUILDING FUND (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-ss           0.27         07/01/2034           4,285,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

                                        WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

CASH INVESTMENT MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE  MATURITY DATE         VALUE
----------------  ---------------------------------------------------------------  -------------  -------------  -----------------
MUNICIPAL BONDS & NOTES (continued)
$     17,550,000  CLARKSVILLE TN PUBLIC BUILDING AUTHORITY TENNESSEE MUNICIPAL
                  BUILDING FUND (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-ss           0.27%        11/01/2035   $      17,550,000
      22,500,000  CLARKSVILLE TN PUBLIC BUILDING AUTHORITY TENNESSEE MUNICIPAL
                  BUILDING FUND (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-ss           0.27         02/01/2038          22,500,000
       9,849,000  COLORADO HOUSING & FINANCE AUTHORITY CLASS I-B1 (HOUSING
                  REVENUE, GO OF AUTHORITY INSURED)+/-ss                               0.40         10/01/2038           9,849,000
      53,285,000  COLORADO HOUSING & FINANCE AUTHORITY TAXABLE MULTIFAMILY
                  PROJECT B II (HOUSING REVENUE, FNMA INSURED)+/-ss                    0.30         05/01/2049          53,285,000
       9,500,000  CONTRA COSTA COUNTY CA CREEKVIEW APARTMENTS SERIES B (MFHR,
                  FHLMC INSURED)+/-ss                                                  0.26         07/01/2036           9,500,000
      46,000,000  COOK COUNTY IL (OTHER REVENUE, HARRIS TRUST SAVINGS BANK
                  LOC)+/-ss                                                            0.35         11/01/2030          46,000,000
      17,000,000  COOK COUNTY IL (OTHER REVENUE, NORTHERN TRUST CORPORATION
                  LOC)+/-ss                                                            0.35         11/01/2030          17,000,000
       3,000,000  DELAWARE ECONOMIC DEVELOPMENT AUTHORITY CLEAN POWER PROJECT
                  SERIES B (IDR)+/-ss                                                  0.32         08/01/2029           3,000,000
     110,000,000  DENVER CO CITY & COUNTY SCHOOL DISTRICT TAXABLE SERIES A
                  (LEASE REVENUE, AGM INSURED)+/-ss                                    0.45         12/15/2037         110,000,000
      11,350,000  DICKINSON TX INDEPENDENT SCHOOL DISTRICT SERIES SGA 94
                  (PROPERTY TAX REVENUE, PERMANENT SCHOOL FUND GUARANTEED)+/-ss        0.30         02/15/2028          11,350,000
      15,000,000  DISTRICT OF COLUMBIA THE AMERICAN UNIVERSITY (MISCELLANEOUS
                  REVENUE, PNC BANK NA LOC)+/-ss                                       0.24         04/01/2038          15,000,000
      13,500,000  DOYLESTOWN PA HOSPITAL AUTHORITY SERIES B (HFFA, PNC BANK NA
                  LOC)+/-ss                                                            0.24         07/01/2037          13,500,000
      17,395,000  ESCAMBIA COUNTY FL HEALTH FACILITIES AUTHORITY AZALEA TRACE
                  INCORPORATED SERIES B (HCFR, BANK OF AMERICA NA LOC)+/-ss            0.28         11/15/2029          17,395,000
       5,600,000  GULF COAST TX WASTE DISPOSAL ENVIRONMENTAL FACILITIES
                  AUTHORITY AMOCO OIL COMPANY PROJECT (RESOURCE RECOVERY
                  REVENUE)+/-ss                                                        0.30         01/01/2026           5,600,000
      42,000,000  HARRIS COUNTY TX CULTURAL EDUCATION FACILITIES FINANCE
                  CORPORATION YMCA GREATER HOUSTON SERIES B (RECREATIONAL
                  REVENUE, ALLIED IRISH BANK LOC)+/-ss                                 2.00         06/01/2038          42,000,000
      12,000,000  HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                  BAYLOR COLLEGE MEDICINE SERIES B (COLLEGE & UNIVERSITY
                  REVENUE, JPMORGAN CHASE BANK LOC)+/-ss                               0.28         11/15/2047          12,000,000
       9,000,000  HARRIS COUNTY TX INDUSTRIAL DEVELOPMENT CORPORATION DEER PARK
                  REFINING (RESOURCE RECOVERY REVENUE)+/-ss                            0.26         03/01/2023           9,000,000
      40,000,000  HARRIS COUNTY TX INDUSTRIAL DEVELOPMENT CORPORATION SOLID
                  WASTE DISPOSAL (IDR)+/-ss                                            0.33         03/01/2023          40,000,000
       5,000,000  HURLEY NM PCR UPDATES-KENNECOTT SANTA FE (IDR)+/-ss                  0.28         12/01/2015           5,000,000
       8,900,000  ILLINOIS FINANCE AUTHORITY PROVENA HEALTH SERIES B (HOSPITAL
                  REVENUE, JPMORGAN CHASE BANK LOC)+/-ss                               0.28         08/15/2044           8,900,000
      10,000,000  INDIANAPOLIS IN LOCAL PUBLIC IMPROVEMENT BOND BANK (OTHER
                  REVENUE, FSA INSURED)+/-ss                                           0.27         01/01/2036          10,000,000
      94,830,000  KENTUCKY INCORPORATED PUBLIC ENERGY AUTHORITY SERIES A (OTHER
                  REVENUE, SOCIETE GENERALE LOC)+/-ss                                  0.75         08/01/2016          94,830,000
      29,614,000  KING COUNTY WA HOUSING AUTHORITY SERIES A (HOUSING REVENUE,
                  FHLMC INSURED)+/-ss                                                  0.30         07/01/2035          29,614,000
      10,000,000  LOS ANGELES AIRPORT DEVELOPMENT SERIES C (AIRPORT REVENUE,
                  CITIBANK NA LOC)##                                                   0.31         07/01/2010           9,997,333
      12,000,000  LOS ANGELES CA BEVERLY PARK APARTMENTS SERIES A (MFHR, FHLMC
                  INSURED)+/-ss                                                        0.29         08/01/2018          12,000,000
      15,200,000  LOS ANGELES CA COMMUNITY RDA ACADEMY VILLAGE APARTMENTS
                  (HOUSING REVENUE, FHLMC INSURED)+/-ss                                0.29         10/01/2019          15,200,000
      17,900,000  LOS ANGELES COUNTY CA HOUSING AUTHORITY MFHR BONDS (HOUSING
                  REVENUE, FHLMC INSURED)+/-ss                                         0.30         09/01/2030          17,900,000
      40,917,000  LOWER ALABAMA GAS DISTRICT SUPPLY REVENUE SERIES A (UTILITIES
                  REVENUE, SOCIETE GENERALE LOC)+/-ss                                  0.30         11/01/2027          40,917,000
      24,345,000  MASSACHUSETTS DEVELOPMENT FINANCE AGENCY BABSON COLLEGE B
                  (OTHER REVENUE, CITIBANK NA LOC)+/-ss                                0.33         10/01/2031          24,345,000
       4,000,000  MASSACHUSETTS STATE HEALTH &  EDUCATIONAL FACILITIES
                  AUTHORITY TUFTS UNIVERSITY SERIES N-1 (HOSPITAL REVENUE,
                  JPMORGAN CHASE BANK LOC)+/-ss                                        0.24         08/15/2040           4,000,000
      11,590,000  MASSACHUSETTS STATE HEFA SOUTHCOAST HEALTH OBLIGATION SERIES
                  D (HOSPITAL REVENUE, JPMORGAN CHASE BANK LOC)+/-ss                   0.26         10/01/2049          11,590,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

CASH INVESTMENT MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE  MATURITY DATE         VALUE
----------------  ---------------------------------------------------------------  -------------  -------------  -----------------
MUNICIPAL BONDS & NOTES (continued)
$      2,140,000  MASSACHUSETTS STATE HEFA TUFTS UNIVERSITY SERIES J-2
                  (HOSPITAL REVENUE, JPMORGAN CHASE BANK LOC)+/-ss                     0.28%        07/01/2044   $       2,140,000
      12,700,000  MIDLOTHIAN TX INDUSTRIAL DEVELOPMENT CORPORATION (IDR, UBS AG
                  LOC)+/-ss                                                            0.25         08/01/2034          12,700,000
       4,700,000  MINNESOTA STATE OFFICE OF HIGHER EDUCATION SERIES B
                  (EDUCATIONAL FACILITIES REVENUE, BANK OF AMERICA NA LOC)+/-ss        0.32         12/01/2043           4,700,000
      20,925,000  MISSISSIPPI STATE TAXABLE NISSAN PROJECT A (OTHER REVENUE,
                  BANK OF AMERICA NA LOC)+/-ss                                         0.33         11/01/2028          20,924,113
      14,100,000  MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                  WASHINGTON UNIVERSITY SERIES A (COLLEGE & UNIVERSITY REVENUE,
                  JPMORGAN CHASE BANK LOC)+/-ss                                        0.26         09/01/2030          14,100,000
      35,425,000  MONTGOMERY COUNTY TN COUNTY LOAN POOL (OTHER REVENUE, BANK OF
                  AMERICA NA LOC)+/-ss                                                 0.27         02/01/2036          35,425,000
      26,230,000  MONTGOMERY COUNTY TN PUBLIC BUILDING AUTHORITY POOLED
                  FINANCING LOAN POOL (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-ss     0.28         07/01/2038          26,230,000
      21,800,000  NEW BRITAIN CONNECTICUT TAXABLE PENSION SERIES C (PROPERTY
                  TAX REVENUE, BANK OF AMERICA NA LOC)+/-ss                            0.45         02/01/2026          21,800,000
       5,000,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY FACILITIES
                  CONSTRUCTION SERIES R1 (OTHER REVENUE, BANK OF NOVA SCOTIA
                  LOC)+/-ss                                                            0.24         09/01/2031           5,000,000
      13,000,000  NEW JERSEY STATE TURNPIKE AUTHORITY SERIES C (TRANSIT
                  REVENUE, JPMORGAN CHASE BANK LOC)+/-ss                               0.26         06/15/2032          13,000,000
      18,000,000  NEW JERSEY STATE TURNPIKE AUTHORITY SERIES D (TOLLS ROAD
                  REVENUE, NATL-RE INSURED, SOCIETE GENERALE LOC)+/-ss                 0.33         01/01/2018          18,000,000
      14,000,000  NEW YORK CITY MUNICIPAL WATER FINANCE AUTHORITY (WATER &
                  SEWER REVENUE, BANK OF NOVA SCOTIA LOC)+/-ss                         0.25         06/15/2038          14,000,000
      13,000,000  NEW YORK CITY MUNICIPAL WATER FINANCE AUTHORITY (WATER &
                  WASTEWATER AUTHORITY REVENUE, FORTIS BANQUE LOC)+/-ss                0.22         06/15/2034          13,000,000
      21,425,000  NEW YORK CITY MUNICIPAL WATER FINANCE VARIOUS SUBORDINATED
                  SERIES B3 (WATER REVENUE, BANK OF AMERICA NA LOC)+/-ss               0.25         06/15/2025          21,425,000
      27,500,000  NEW YORK NY CITY TRANSITIONAL FINANCING AUTHORITY CLASS A
                  (OTHER REVENUE, FGIC INSURED)+/-ss                                   0.30         07/15/2036          27,500,000
      20,500,000  NEW YORK NY IDA SERIES B (IDR, BANK OF AMERICA NA LOC)+/-ss          0.25         11/01/2039          20,500,000
      10,000,000  NEW YORK NY SERIES E SUBSERIES E-2 (PROPERTY TAX REVENUE,
                  BANK OF AMERICA NA LOC)+/-ss                                         0.25         08/01/2034          10,000,000
       6,500,000  NEW YORK NY SUBSERIES C-4   (PROPERTY TAX REVENUE, BNP
                  PARIBAS LOC)+/-ss                                                    0.25         08/01/2020           6,500,000
      17,500,000  NEW YORK STATE HOUSING FINANCE AGENCY TAXABLE 600 WEST 42ND B
                  (OTHER REVENUE, BANK OF NEW YORK LOC)+/-ss                           0.45         11/01/2041          17,500,000
      21,627,000  OHIO STATE HFA RESIDENTIAL MANAGEMENT TAXABLE SERIES I
                  (HOUSING REVENUE, GNMA INSURED)+/-ss                                 0.34         09/01/2039          21,627,000
      45,714,000  OHIO STATE HFA RESIDENTIAL MORTGAGE SECURITIES PROGRAM
                  (HOUSING REVENUE, GNMA INSURED)+/-ss                                 0.34         09/01/2029          45,714,000
      13,510,000  PALM BEACH COUNTY FL PINE CREST PREPARATORY (PRIVATE SCHOOL
                  REVENUE, BANK OF AMERICA NA LOC)+/-ss                                0.30         06/01/2032          13,510,000
      13,500,000  PARMA OH COMMUNITY GENERAL HOSPITAL SERIES A (OTHER REVENUE,
                  JPMORGAN CHASE BANK LOC)+/-ss                                        0.24         11/01/2029          13,500,000
      48,460,000  PASADENA CA COP SERIES A (LEASE REVENUE, BANK OF AMERICA NA
                  LOC)+/-ss                                                            0.28         02/01/2035          48,460,000
       7,500,000  PORT ARTHUR TX NAVIGATION DISTRICT MOTIVA ENTERPRISES SERIES
                  C (OTHER REVENUE)+/-ss                                               0.28         12/01/2039           7,500,000
      10,000,000  PORT ARTHUR TX NAVY DISTRICT ENVIRONMENTAL FACILITIES MOTIVA
                  ENTERPRISES B (OTHER REVENUE)+/-ss                                   0.28         12/01/2039          10,000,000
       5,000,000  PORT ARTHUR TX NAVY DISTRICT ENVIRONMENTAL FACILITIES MOTIVA
                  ENTERPRISES SERIES A  (OTHER REVENUE)+/-ss                           0.28         06/01/2040           5,000,000
      21,000,000  RABOBANK NEDERLAND NV (OTHER REVENUE)+/-ss                           0.28         01/06/2011          21,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

                                        WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

CASH INVESTMENT MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE  MATURITY DATE         VALUE
----------------  ---------------------------------------------------------------  -------------  -------------  -----------------
MUNICIPAL BONDS & NOTES (continued)
$      5,000,000  RAMSEY COUNTY MN HOUSING & REDEVELOPMENT MFHR GATEWAY
                  APARTMENTS LP SERIES A (HOUSING REVENUE, LASALLE NATIONAL
                  BANK NA LOC)+/-ss                                                    0.36%        10/01/2038   $       5,000,000
      53,500,000  RIVERSIDE CA COP (LEASE REVENUE, BANK OF AMERICA NA LOC)+/-ss        0.28         03/01/2037          53,500,000
       9,800,000  RIVERSIDE CA SERIES C (ELECTRIC REVENUE, BANK OF AMERICA NA
                  LOC)+/-ss                                                            0.28         10/01/2035           9,800,000
      13,550,000  SACRAMENTO COUNTY CA HOUSING AUTHORITY NATOMAS PARK
                  APARTMENTS ISSUE B (HOUSING REVENUE, FNMA INSURED)+/-ss              0.27         07/15/2035          13,550,000
       7,945,000  SACRAMENTO COUNTY CA HOUSING AUTHORITY SHADWOOD APARTMENTS
                  PROJECT ISSUE A (MFHR, FHLMC INSURED)+/-ss                           0.28         12/01/2022           7,945,000
      10,325,000  SAN DIEGO CA HFA MFHR STRATTON APARTMENTS PROJECT SERIES A
                  (HOUSING REVENUE, FNMA INSURED)+/-ss                                 0.27         01/15/2033          10,325,000
       7,500,000  SAN DIEGO CA HOUSING AUTHORITY MFHR HILLSIDE GARDEN
                  APARTMENTS SERIES B (HOUSING REVENUE, FNMA INSURED)+/-ss             0.26         01/15/2035           7,500,000
      35,952,000  SAN FRANCISCO CA CITY & COUNTY FINANCE CORPORATION CA MOSCONE
                  CENTER (LEASE REVENUE, BANK OF AMERICA NA LOC)+/-ss                  0.25         04/01/2030          35,952,000
       7,700,000  SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY (MFHR,
                  FNMA INSURED)+/-ss                                                   0.29         06/15/2034           7,700,000
      12,500,000  SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY COMMUNITY
                  FACILITIES DISTRICT # 4 (OTHER REVENUE, BANK OF AMERICA NA
                  LOC)+/-ss                                                            0.27         08/01/2032          12,500,000
       2,000,000  SAN FRANCISCO CA CITY & COUNTY SERIES B-001 (OTHER REVENUE,
                  MORGAN STANLEY LIQ.)+/-ss ++                                         0.40         11/01/2041           2,000,000
      11,300,000  SAN JOSE CA INTERNATIONAL AIRPORT SERIES U (OTHER REVENUE)           0.29         06/02/2010          11,300,000
       5,800,000  SAN LEANDRO CA CARLTON PLAZA SERIES A (MFHR, FNMA INSURED)+/-ss      0.29         09/15/2032           5,800,000
      72,000,000  SOUTHEAST ALABAMA GAS DISTRICT ALABAMA REVENUE SUPPLY PROJECT
                  SERIES A (IDR, SOCIETE GENERALE SPA)+/-ss                            0.30         08/01/2027          72,000,000
      28,500,000  SWEETWATER COUNTY WY PACIFIC CORPORATION PROJECT SERIES A
                  (PCR, BARCLAYS BANK PLC LOC)+/-ss                                    0.26         07/01/2015          28,500,000
      12,000,000  TEXAS STATE TAXABLE PRODUCT DEVELOPMENT PROGRAM SERIES A
                  (OTHER REVENUE, NATIONAL AUSTRALIA BANK SPA)+/-ss                    0.35         06/01/2045          12,000,000
       7,500,000  TYLER TX HEALTH FACILITIES DEVELOPMENT CORPORATION MOTHER
                  FRANCES HOSPITAL SERIES B (HCFR, BANK OF AMERICA NA LOC)+/-ss        0.30         07/01/2020           7,500,000
       1,928,000  UMATILLA INDIAN RESERVATION OR CONFEDERATED TRIBES (OTHER
                  REVENUE, BANK OF AMERICA NA LOC)+/-ss                                0.30         12/01/2028           1,928,000
       4,000,000  VALDEZ AK MARINE TERMINAL REVENUE BP PIPELINES INCORPORATED
                  PROJECT SERIES A (IDR)+/-ss                                          0.28         06/01/2037           4,000,000
       4,000,000  VALDEZ AK MARINE TERMINAL REVENUE BP PIPELINES INCORPORATED
                  PROJECT SERIES C (IDR)+/-ss                                          0.28         07/01/2037           4,000,000
      32,000,000  VERMONT STATE STUDENT ASSISTANCE CORPORATION (STUDENT LOAN
                  REVENUE, LLOYDS TSB BANK PLC LOC)+/-ss                               0.32         12/15/2040          32,000,000
       2,125,000  WAYNE COUNTY AIRPORT AUTHORITY SERIES F (AIRPORT REVENUE,
                  JPMORGAN CHASE BANK LOC)+/-ss                                        0.31         12/01/2016           2,125,000
       7,475,000  WEST VIRGINIA STATE HOSPITAL FINANCE AUTHORITY UNITED HEALTH
                  SYSTEMS SERIES A (HOSPITAL REVENUE, BANK OF AMERICA NA LOC)+/-ss     0.28         06/01/2041           7,475,000
TOTAL MUNICIPAL BONDS & NOTES (COST $2,005,179,446)                                                                  2,005,179,446
                                                                                                                 =================
SECURED MASTER NOTE AGREEMENT: 2.46%
     274,704,000  BANK OF AMERICA SECURITIES LLC+/-ss                                  0.37         09/09/2034         274,704,000
     123,213,000  CITIGROUP GLOBAL MARKETS INCORPORATED+/-ss                           0.72         09/09/2049         123,213,000
TOTAL SECURED MASTER NOTE AGREEMENT (COST $397,917,000)                                                                397,917,000
                                                                                                                 =================
REPURCHASE AGREEMENTS(z): 5.20%
     132,000,000  BANK OF AMERICA, DATED 5/28/2010, MATURING 6/01/2010,
                  MATURITY VALUE $132,002,893 (1)                                      0.20         06/01/2010         132,000,000
      47,000,000  BANK OF AMERICA SECURITIES LLC, DATED 5/28/2010, MATURING
                  6/01/2010, MATURITY VALUE $47,001,648 (2)                            0.32         06/01/2010          47,000,000
     176,000,000  BARCLAYS CAPITAL INCORPORATED, DATED 5/28/2010, MATURING
                  6/01/2010, MATURITY VALUE $176,003,858 (3)                           0.20         06/01/2010         176,000,000
      32,000,000  BARCLAYS CAPITAL INCORPORATED, DATED 5/28/2010, MATURING
                  6/01/2010, MATURITY VALUE $32,000,807 (4)                            0.23         06/01/2010          32,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

CASH INVESTMENT MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE  MATURITY DATE         VALUE
----------------  ---------------------------------------------------------------  -------------  -------------  -----------------
REPURCHASE AGREEMENTS(z) (continued)
$     22,000,000  BARCLAYS CAPITAL INCORPORATED, DATED 5/28/2010, MATURING
                  6/01/2010, MATURITY VALUE $22,000,772 (5)                            0.32%        06/01/2010   $      22,000,000
      92,000,000  BNP PARIBAS SECURITIES CORPORATION, DATED 5/28/2010, MATURING
                  6/01/2010, MATURITY VALUE $92,002,117 (6)                            0.21         06/01/2010          92,000,000
      16,900,000  CITIGROUP GLOBAL MARKETS, DATED 5/28/2010, MATURING
                  6/01/2010, MATURITY VALUE $16,900,389 (7)                            0.21         06/01/2010          16,900,000
      88,000,000  CITIGROUP GLOBAL MARKETS, DATED 5/28/2010, MATURING
                  6/01/2010, MATURITY VALUE $88,002,025 (8)                            0.21         06/01/2010          88,000,000
      54,000,000  GOLDMAN SACHS & COMPANY, DATED 5/28/2010, MATURING 6/01/2010,
                  MATURITY VALUE $54,001,184 (9)                                       0.20         06/01/2010          54,000,000
      93,000,000  JPMORGAN SECURITIES, DATED 5/28/2010, MATURING 6/01/2010,
                  MATURITY VALUE $93,002,140 (10)                                      0.21         06/01/2010          93,000,000
      88,000,000  RBS SECURITIES INCORPORATED, DATED 5/28/2010, MATURING
                  6/01/2010, MATURITY VALUE $88,002,025 (11)                           0.21         06/01/2010          88,000,000
TOTAL REPURCHASE AGREEMENTS (COST $840,900,000)                                                                        840,900,000
                                                                                                                 =================
TIME DEPOSITS: 15.66%
     165,000,000  ABN AMRO BANK NV                                                     0.27         06/01/2010         165,000,000
      56,000,000  ALLIED IRISH BANKS PLC                                               0.55         06/03/2010          56,000,000
     130,000,000  ALLIED IRISH BANKS PLC                                               0.55         06/04/2010         130,000,000
     118,000,000  BANK OF IRELAND                                                      0.50         06/01/2010         118,000,000
      89,000,000  BANK OF IRELAND                                                      0.55         06/03/2010          89,000,000
     126,000,000  BANK OF NOVA SCOTIA LONDON                                           0.25         06/01/2010         126,000,000
      73,000,000  BNP PARIBAS PARIS                                                    0.26         06/01/2010          73,000,000
      23,000,000  COMMERZBANK GRAND CAYMAN                                             0.22         06/01/2010          23,000,000
      76,000,000  CREDIT AGRICOLE                                                      0.25         06/01/2010          76,000,000
      46,000,000  DANSKE BANK A/S COPENHAGEN                                           0.30         06/02/2010          46,000,000
      97,000,000  DANSKE BANK A/S COPENHAGEN                                           0.35         06/01/2010          97,000,000
     175,000,000  DEUTSCHE BANK CAYMAN                                                 0.22         06/01/2010         175,000,000
      26,000,000  DEXIA BANK SA BRUSSELS                                               0.40         06/03/2010          26,000,000
     175,000,000  DNB NOR BANK ASA                                                     0.24         06/01/2010         175,000,000
     101,000,000  DZ BANK AG                                                           0.22         06/01/2010         101,000,000
     125,000,000  FORTIS BANK NV SA                                                    0.32         06/01/2010         125,000,000
      29,000,000  FORTIS BANK NV SA                                                    0.38         06/01/2010          29,000,000
      31,000,000  FORTIS BANK NV SA                                                    0.38         06/02/2010          31,000,000
      90,000,000  GROUPE BPCE                                                          0.28         06/01/2010          90,000,000
     145,000,000  INTESA SANPAOLO SPA                                                  0.36         06/02/2010         145,000,000
     190,000,000  KBC BANK NV BRUSSELS                                                 0.23         06/01/2010         190,000,000
      71,000,000  NATIXIS CAYMAN ISLANDS                                               0.40         06/01/2010          71,000,000
     176,000,000  NRW BANK                                                             0.27         06/01/2010         176,000,000
      44,000,000  SOCIETE GENERALE PARIS                                               0.35         06/01/2010          44,000,000
     156,000,000  UBS AG CAYMAN ISLANDS                                                0.30         06/02/2010         156,000,000
TOTAL TIME DEPOSITS (COST $2,533,000,000)                                                                            2,533,000,000
                                                                                                                 =================
US TREASURY SECURITIES: 0.97%
US TREASURY BILLS: 0.97%
     157,000,000  US TREASURY BILL##                                                   0.22         11/18/2010         156,835,983
                                                                                                                 -----------------
TOTAL US TREASURY SECURITIES (COST $156,835,983)                                                                       156,835,983
                                                                                                                 =================

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

                                        WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

CASH INVESTMENT MONEY MARKET FUND

TOTAL INVESTMENTS IN SECURITIES
   (COST $16,377,554,674)*                                                 101.23%                               $  16,377,554,674
OTHER ASSETS AND LIABILITIES, NET                                           (1.23)                                    (199,501,201)
                                                                           ------                                -----------------
TOTAL NET ASSETS                                                           100.00%                                  16,178,053,473
                                                                           ======                                =================

+/-  VARIABLE RATE INVESTMENTS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

##   ZERO COUPON SECURITY. RATE REPRESENTS YIELD TO MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(p)  ASSET-BACKED COMMERCIAL PAPER.

(i)  ILLIQUID SECURITY.

(z)  COLLATERALIZED BY:

(1) U.S. GOVERNMENT SECURITY, 5.50%, 6/1/2038, MARKET VALUE INCLUDING ACCRUED INTEREST IS $135,960,000.

(2)  U.S. GOVERNMENT SECURITIES, 0.00% TO 0.35%, 6/7/2010 TO 6/11/2010, MARKET
     VALUE INCLUDING ACCRUED INTEREST IS $47,940,000.

(3)  U.S. GOVERNMENT SECURITIES, 0.00% TO 7.00%, 6/25/2010 TO 3/20/2059, MARKET
     VALUE INCLUDING ACCRUED INTEREST IS $178,654,615.

(4)  U.S. GOVERNMENT SECURITIES, 2.90% TO 6.00%, 4/1/2018 TO 5/1/2040, MARKET
     VALUE INCLUDING ACCRUED INTEREST IS $32,960,000.

(5) U.S. GOVERNMENT SECURITIES, 0.00%, 6/3/2010 TO 2/3/2012, MARKET VALUE INCLUDING ACCRUED INTEREST IS $22,440,000.

(6)  U.S. GOVERNMENT SECURITIES, 0.00% TO 6.50%, 8/1/2021 TO 5/1/2040, MARKET
     VALUE INCLUDING ACCRUED INTEREST IS $94,760,000.

(7)  U.S. GOVERNMENT SECURITIES, 0.00% TO 2.50%, 10/7/2010 TO 7/15/2016, MARKET
     VALUE INCLUDING ACCRUED INTEREST IS $17,238,006.

(8)  U.S. GOVERNMENT SECURITIES, 0.00% TO 5.50%, 5/1/2025 TO 2/20/2040, MARKET
     VALUE INCLUDING ACCRUED INTEREST IS $90,640,000.

(9)  U.S. GOVERNMENT SECURITIES, 4.00% TO 7.00%, 9/20/2033 TO 5/20/2040, MARKET
     VALUE INCLUDING ACCRUED INTEREST IS $55,620,000.

(10) U.S. GOVERNMENT SECURITIES, 4.00% TO 11.50%, 4/15/2013 TO 12/15/2050,
     MARKET VALUE INCLUDING ACCRUED INTEREST IS $95,790,482.

(11) U.S. GOVERNMENT SECURITIES, 0.00% TO 2.50%, 4/27/2011 TO 5/1/2040, MARKET
     VALUE INCLUDING ACCRUED INTEREST IS $90,263,302.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)

GOVERNMENT MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE  MATURITY DATE          VALUE
----------------  ---------------------------------------------------------------  -------------  -------------  -----------------
AGENCY NOTES - DISCOUNT: 22.43%
FEDERAL FARM CREDIT BANK: 1.24%
$     76,622,000  FFCB##                                                               0.19%        06/23/2010   $      76,610,294
      60,000,000  FFCB+/-##                                                            0.12         06/25/2010          59,997,343
     100,000,000  FFCB##                                                               0.17         07/13/2010          99,966,167
      23,500,000  FFCB##                                                               0.28         11/23/2010          23,468,014
      46,000,000  FFCB##                                                               0.29         11/30/2010          45,932,559
                                                                                                                       305,974,377
                                                                                                                 =================
FEDERAL HOME LOAN BANK: 5.69%
      79,000,000  FHLB                                                                 0.60         07/26/2010          79,047,354
     225,000,000  FHLB##                                                               0.21         08/10/2010         224,908,125
      75,000,000  FHLB##                                                               0.28         10/18/2010          74,918,916
     273,000,000  FHLB                                                                 0.27         10/29/2010         272,960,840
     225,000,000  FHLB                                                                 0.28         11/08/2010         224,953,297
     250,000,000  FHLB                                                                 0.28         11/10/2010         249,948,054
     135,000,000  FHLB+/-                                                              0.29         09/15/2011         134,929,350
     150,000,000  FHLB+/-                                                              0.32         11/07/2011         149,912,667
                                                                                                                     1,411,578,603
                                                                                                                 =================
FEDERAL HOME LOAN MORTGAGE CORPORATION: 6.51%
     200,000,000  FHLMC##                                                              0.17         06/08/2010         199,992,611
     203,701,000  FHLMC##                                                              0.18         06/21/2010         203,679,498
     242,060,000  FHLMC##                                                              0.19         06/28/2010         242,023,691
     250,000,000  FHLMC##                                                              0.17         07/12/2010         249,951,597
     100,000,000  FHLMC##                                                              0.18         07/19/2010          99,976,000
     200,000,000  FHLMC##                                                              0.18         07/21/2010         199,948,056
     225,000,000  FHLMC##                                                              0.20         08/11/2010         224,911,250
      25,000,000  FHLMC##                                                              0.27         09/27/2010          24,977,875
     170,000,000  FHLMC##                                                              0.30         10/04/2010         169,820,313
                                                                                                                     1,615,280,891
                                                                                                                 =================
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 8.99%
     296,278,000  FNMA##                                                               0.08         06/02/2010         296,276,683
     200,000,000  FNMA##                                                               0.10         06/03/2010         199,998,333
      26,800,000  FNMA##                                                               0.14         06/09/2010          26,799,047
     100,000,000  FNMA##                                                               0.15         06/14/2010          99,994,222
      70,000,000  FNMA                                                                 3.00         07/12/2010          70,219,131
      60,000,000  FNMA##                                                               0.18         07/14/2010          59,986,742
     100,000,000  FNMA##                                                               0.21         08/02/2010          99,963,833
      58,650,000  FNMA##                                                               0.21         08/04/2010          58,627,583
     225,000,000  FNMA##                                                               0.23         08/09/2010         224,900,813
      39,710,000  FNMA##                                                               0.27         09/08/2010          39,680,515
      35,000,000  FNMA                                                                 1.50         09/16/2010          35,124,754
     250,000,000  FNMA##                                                               0.25         09/20/2010         249,807,291
     150,000,000  FNMA##                                                               0.25         09/21/2010         149,883,333
     125,000,000  FNMA##                                                               0.26         09/22/2010         124,896,024
     100,000,000  FNMA##                                                               0.25         09/23/2010          99,920,833
      20,000,000  FNMA##                                                               0.29         10/06/2010          19,979,539
     300,000,000  FNMA##                                                               0.27         10/13/2010         299,691,986
      75,000,000  FNMA##                                                               0.30         10/25/2010          74,908,750
                                                                                                                     2,230,659,412
                                                                                                                 -----------------
TOTAL AGENCY NOTES - DISCOUNT (COST $5,563,493,283)                                                                  5,563,493,283
                                                                                                                 =================

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)

GOVERNMENT MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE  MATURITY DATE          VALUE
----------------  ---------------------------------------------------------------  -------------  -------------  -----------------
AGENCY NOTES - INTEREST BEARING: 18.09%
FEDERAL FARM CREDIT BANK: 3.48%
$     10,000,000  FFCB                                                                 2.25%        07/01/2010   $      10,016,332
     100,000,000  FFCB+/-                                                              0.58         07/23/2010         100,000,000
     125,000,000  FFCB+/-                                                              0.30         07/27/2010         125,000,000
      75,000,000  FFCB+/-                                                              0.04         12/17/2010          74,941,164
      50,000,000  FFCB+/-                                                              0.19         03/22/2011          50,000,000
      16,200,000  FFCB+/-                                                              0.43         05/18/2011          16,223,783
      50,000,000  FFCB+/-                                                              0.17         06/07/2011          49,988,385
     225,000,000  FFCB+/-                                                              0.26         06/23/2011         224,968,163
     211,725,000  FFCB+/-                                                              0.26         06/28/2011         211,689,614
                                                                                                                       862,827,441
                                                                                                                 =================
FEDERAL HOME LOAN BANK: 7.31%
       2,665,000  FHLB                                                                 3.00         06/11/2010           2,666,947
     134,885,000  FHLB                                                                 4.25         06/11/2010         135,029,906
      38,570,000  FHLB                                                                 5.25         06/11/2010          38,621,943
     106,770,000  FHLB                                                                 0.56         06/18/2010         106,781,251
     164,925,000  FHLB                                                                 3.50         07/16/2010         165,590,519
     370,000,000  FHLB+/-                                                              0.25         07/27/2010         369,990,703
     250,000,000  FHLB+/-                                                              0.29         05/25/2011         249,950,824
     160,000,000  FHLB+/-                                                              0.19         06/07/2011         159,933,786
     165,000,000  FHLB+/-                                                              0.25         07/20/2011         164,942,450
     150,000,000  FHLB+/-                                                              0.25         07/25/2011         149,938,681
     150,000,000  FHLB+/-                                                              0.26         07/28/2011         149,938,242
     120,000,000  FHLB+/-                                                              0.25         08/12/2011         119,941,989
                                                                                                                     1,813,327,241
                                                                                                                 =================
FEDERAL HOME LOAN MORTGAGE CORPORATION: 6.34%
      50,000,000  FHLMC                                                                2.88         06/28/2010          50,100,548
      45,000,000  FHLMC+/-                                                             0.19         07/12/2010          44,999,544
     500,000,000  FHLMC+/-                                                             0.23         09/03/2010         499,970,036
     600,000,000  FHLMC+/-                                                             0.25         09/24/2010         600,014,441
     128,365,000  FHLMC+/-                                                             0.39         01/28/2011         128,471,487
     250,000,000  FHLMC+/-                                                             0.32         03/09/2011         250,145,483
                                                                                                                     1,573,701,539
                                                                                                                 =================
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 0.96%
     103,884,000  FNMA+/-                                                              0.30         08/05/2010         103,895,261
     135,000,000  FNMA+/-                                                              0.26         08/11/2011         134,918,795
                                                                                                                       238,814,056
TOTAL AGENCY NOTES - INTEREST BEARING (COST $4,488,670,277)                                                          4,488,670,277
                                                                                                                 =================
CORPORATE BONDS & NOTES: 6.10%
DEPOSITORY INSTITUTIONS: 1.90%
     235,000,000  AMERICAN EXPRESS BANK FSB+/-                                         1.15         12/10/2010         236,099,137
     145,600,000  CITIGROUP INCORPORATED+/-                                            0.80         12/09/2010         146,135,935
      90,000,000  JPMORGAN CHASE & COMPANY+/-                                          0.75         12/02/2010          90,302,036
                                                                                                                       472,537,108
                                                                                                                 =================
DOMESTIC BANKS: 1.98%
     375,000,000  BANK OF AMERICA NA TEMPORARY LIQUIDITY GUARANTEE PROGRAM+/-          0.29         09/13/2010         375,007,718

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)

GOVERNMENT MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE  MATURITY DATE          VALUE
----------------  ---------------------------------------------------------------  -------------  -------------  -----------------
DOMESTIC BANKS (continued)
$    115,000,000  CITIBANK NA+/-                                                       0.34%        09/30/2010   $     115,000,000
                                                                                                                       490,007,718
                                                                                                                 =================
NON-DEPOSITORY CREDIT INSTITUTIONS: 2.22%
      59,315,000  CITIGROUP FUNDING INCORPORATED+/-                                    0.44         07/30/2010          59,334,765
     159,300,000  GENERAL ELECTRIC CAPITAL CORPORATION+/-                              0.34         07/08/2010         159,324,960
     201,250,000  GENERAL ELECTRIC CAPITAL CORPORATION+/-                              0.65         06/09/2010         201,272,976
     130,000,000  GENERAL ELECTRIC CAPITAL CORPORATION+/-                              0.88         12/09/2010         130,547,721
                                                                                                                       550,480,422
                                                                                                                 -----------------
TOTAL CORPORATE BONDS & NOTES (COST $1,513,025,248)                                                                  1,513,025,248
                                                                                                                 =================
REPURCHASE AGREEMENTS (z) : 47.20%
     930,000,000  BANK OF AMERICA SECURITIES LLC, DATED 5/28/2010, MATURING
                  6/01/2010, MATURITY VALUE $930,020,384 (1)                           0.20         06/01/2010         930,000,000
     100,000,000  BANK OF AMERICA SECURITIES LLC, DATED 5/28/2010, MATURING
                  6/01/2010, MATURITY VALUE $100,002,192 (2)                           0.20         06/01/2010         100,000,000
     604,000,000  BARCLAYS CAPITAL INCORPORATED, 0.15%, DATED 5/28/2010,
                  MATURING 6/01/2010, MATURITY VALUE $604,009,929 (3)                  0.15         06/01/2010         604,000,000
   1,168,000,000  BARCLAYS CAPITAL INCORPORATED, 0.23%, DATED 5/28/2010,
                  MATURING 6/01/2010, MATURITY VALUE $1,168,025,600 (4)                0.20         06/01/2010       1,168,000,000
     915,000,000  BARCLAYS CAPITAL INCORPORATED, 0.20%, DATED 5/28/2010,
                  MATURING 6/01/2010, MATURITY VALUE $915,022,060 (5)                  0.22         06/01/2010         915,000,000
     500,000,000  BARCLAYS CAPITAL INCORPORATED, 0.22%, DATED 5/28/2010,
                  MATURING 6/01/2010, MATURITY VALUE $500,012,603 (6)                  0.23         06/01/2010         500,000,000
      76,660,000  BNP PARIBAS SECURITIES CORPORATION, 0.20%, DATED 5/28/2010,
                  MATURING 6/01/2010, MATURITY VALUE $76,661,680 (7)                   0.20         06/01/2010          76,660,000
   1,116,000,000  BNP PARIBAS SECURITIES CORPORATION, 0.21%, DATED 5/28/2010,
                  MATURING 6/01/2010, MATURITY VALUE $1,116,025,683 (8)                0.21         06/01/2010       1,116,000,000
     692,000,000  CITIBANK NA, 0.21%, DATED 5/28/2010, MATURING 6/01/2010,
                  MATURITY VALUE $692,015,925 (9)                                      0.21         06/01/2010         692,000,000
     620,000,000  CREDIT SUISSE FIRST BOSTON CORPORATION, 0.21%, DATED
                  5/28/2010, MATURING 6/01/2010, MATURITY VALUE $620,014,268
                  (10)                                                                 0.21         06/01/2010         620,000,000
     915,000,000  CREDIT SUISSE FIRST BOSTON CORPORATION, 0.22%, DATED
                  5/28/2010, MATURING 6/01/2010, MATURITY VALUE $915,022,060
                  (11)                                                                 0.22         06/02/2010         915,000,000
     720,000,000  DEUTSCHE BANK SECURITIES, 0.20%, DATED 5/28/2010, MATURING
                  6/01/2010, MATURITY VALUE $720,015,781 (12)                          0.20         06/01/2010         720,000,000
     994,000,000  GOLDMAN SACHS & COMPANY, 0.20%, DATED 5/28/2010, MATURING
                  6/01/2010, MATURITY VALUE $994,021,786 (13)                          0.20         06/01/2010         994,000,000
     500,000,000  HSBC USA INCORPORATED, 0.12%, DATED 5/28/2010, MATURING
                  6/01/2010, MATURITY VALUE $500,006,575 (14)                          0.12         06/01/2010         500,000,000
     620,000,000  HSBC USA INCORPORATED, 0.20%, DATED 5/28/2010, MATURING
                  6/01/2010, MATURITY VALUE $620,013,589 (15)                          0.20         06/01/2010         620,000,000
     663,000,000  JPMORGAN SECURITIES, 0.21%, DATED 5/28/2010, MATURING
                  6/01/2010, MATURITY VALUE $663,015,258 (16)                          0.21         06/01/2010         663,000,000
     100,000,000  MORGAN STANLEY & COMPANY, 0.19%, DATED 5/28/2010, MATURING
                  6/01/2010, MATURITY VALUE $100,002,082 (17)                          0.19         06/01/2010         100,000,000
     477,000,000  RBS SECURITIES INCORPORATED, 0.21%, DATED 5/28/2010,
                  MATURING 6/01/2010, MATURITY VALUE $477,010,978 (18)                 0.21         06/01/2010         477,000,000
TOTAL REPURCHASE AGREEMENTS (COST $11,710,660,000)                                                                  11,710,660,000
                                                                                                                 =================
COMMERCIAL PAPER: 6.15%
      50,567,000  STRAIGHT A FUNDING LLC##++(p)                                        0.01         06/01/2010          50,567,000
     150,000,000  STRAIGHT A FUNDING LLC##++(p)                                        0.15         06/03/2010         149,998,167
     115,000,000  STRAIGHT A FUNDING LLC##++(p)                                        0.15         06/04/2010         114,998,083
     102,000,000  STRAIGHT A FUNDING LLC##++(p)                                        0.17         06/07/2010         101,996,600
      75,000,000  STRAIGHT A FUNDING LLC##++(p)                                        0.17         06/07/2010          74,997,500

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)

GOVERNMENT MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE  MATURITY DATE          VALUE
----------------  ---------------------------------------------------------------  -------------  -------------  -----------------
COMMERCIAL PAPER (continued)
$     14,257,000  STRAIGHT A FUNDING LLC##++(p)                                        0.18%        06/10/2010   $      14,256,287
      21,110,000  STRAIGHT A FUNDING LLC##++(p)                                        0.19         06/11/2010          21,108,769
      75,458,000  STRAIGHT A FUNDING LLC##++(p)                                        0.20         06/14/2010          75,452,278
     155,000,000  STRAIGHT A FUNDING LLC##++(p)                                        0.21         06/15/2010         154,986,739
      90,036,000  STRAIGHT A FUNDING LLC##++(p)                                        0.24         06/17/2010          90,025,996
       5,073,000  STRAIGHT A FUNDING LLC##++(p)                                        0.22         06/21/2010           5,072,352
     100,149,000  STRAIGHT A FUNDING LLC##++(p)                                        0.29         06/22/2010         100,131,474
      90,000,000  STRAIGHT A FUNDING LLC##++(p)                                        0.24         07/02/2010          89,980,625
      50,038,000  STRAIGHT A FUNDING LLC##++(p)                                        0.24         07/06/2010          50,025,838
      50,194,000  STRAIGHT A FUNDING LLC##++(p)                                        0.24         07/07/2010          50,181,452
      45,000,000  STRAIGHT A FUNDING LLC##++(p)                                        0.24         07/09/2010          44,988,125
      50,037,000  STRAIGHT A FUNDING LLC##++(p)                                        0.25         07/14/2010          50,021,461
      82,000,000  STRAIGHT A FUNDING LLC##++(p)                                        0.25         07/15/2010          81,973,942
      63,250,000  STRAIGHT A FUNDING LLC##++(p)                                        0.26         07/19/2010          63,228,073
      32,539,000  STRAIGHT A FUNDING LLC##++(p)                                        0.26         07/20/2010          32,527,485
     110,289,000  STRAIGHT A FUNDING LLC##++(p)                                        0.30         08/02/2010         110,232,017
                                                                                                                 -----------------
TOTAL COMMERCIAL PAPER (COST $1,526,750,263)                                                                         1,526,750,263
                                                                                                                 =================
TOTAL INVESTMENTS IN SECURITIES
   (COST $24,802,599,071)*                                                  99.97%                                  24,802,599,071
OTHER ASSETS AND LIABILITIES, NET                                            0.03                                        6,432,741
                                                                           ------                                -----------------
TOTAL NET ASSETS                                                           100.00%                               $  24,809,031,812
                                                                           ======                                =================

##   ZERO COUPON SECURITY. RATE REPRESENTS YIELD TO MATURITY.

+/-  VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(p)  ASSET-BACKED COMMERCIAL PAPER.

(z)  COLLATERALIZED BY:

(1) U.S. GOVERNMENT SECURITY, 5.50%, 6/1/2038, MARKET VALUE INCLUDING ACCRUED INTEREST IS $957,900,000.

(2)  U.S. GOVERNMENT SECURITIES, 2.39% TO 6.37%, 9/1/2035 TO 1/1/2039, MARKET
     VALUE INCLUDING ACCRUED INTEREST IS $103,000,000.

(3)  U.S. GOVERNMENT SECURITIES, 0.875% TO 7.875%, 12/15/2010 TO 2/15/2021,
     MARKET VALUE INCLUDING ACCRUED INTEREST IS $616,080,073.

(4)  U.S. GOVERNMENT SECURITIES, 0.00% TO 7.00%, 6/25/2010 TO 3/20/2059, MARKET
     VALUE INCLUDING ACCRUED INTEREST IS $1,185,616,991.

(5)  U.S. GOVERNMENT SECURITIES, 2.44% TO 9.00%, 2/1/2014 TO 4/1/2050, MARKET
     VALUE INCLUDING ACCRUED INTEREST IS $942,450,001.

(6)  U.S. GOVERNMENT SECURITIES, 2.68% TO 7.50%, 9/1/2013 TO 5/1/2040, MARKET
     VALUE INCLUDING ACCRUED INTEREST IS $515,000,000.

(7)  U.S. GOVERNMENT SECURITIES, 0.75% TO 4.25%, 4/30/2011 TO 8/15/2019, MARKET
     VALUE INCLUDING ACCRUED INTEREST IS $78,193,202.

(8)  U.S. GOVERNMENT SECURITIES, 0.00% TO 6.50%, 8/1/2021 TO 5/1/2040, MARKET
     VALUE INCLUDING ACCRUED INTEREST IS $1,149,480,000.

(9)  U.S. GOVERNMENT SECURITIES, 4.00% TO 7.20%, 10/1/2013 TO 10/1/2048, MARKET
     VALUE INCLUDING ACCRUED INTEREST IS $712,760,001.

(10) U.S. GOVERNMENT SECURITIES, 4.00% TO 6.50%, 1/1/2017 TO 6/1/2040, MARKET
     VALUE INCLUDING ACCRUED INTEREST IS $638,603,017.

(11) U.S. GOVERNMENT SECURITIES, 4.00% TO 6.50%, 1/1/2017 TO 6/1/2040, MARKET
     VALUE INCLUDING ACCRUED INTEREST IS $942,454,452.

(12) U.S. GOVERNMENT SECURITIES, 3.50% TO 7.68%, 4/1/2013 TO 6/1/2040, MARKET
     VALUE INCLUDING ACCRUED INTEREST IS $741,600,000.

(13) U.S. GOVERNMENT SECURITIES, 4.00% TO 7.00%, 9/20/2033 TO 5/20/2040, MARKET
     VALUE INCLUDING ACCRUED INTEREST IS $1,023,820,000.

(14) U.S. GOVERNMENT SECURITIES, 4.00% TO 7.00%, 12/1/2013 TO 5/1/2040, MARKET
     VALUE INCLUDING ACCRUED INTEREST IS $515,003,040.

(15) U.S. GOVERNMENT SECURITIES, 4.00% TO 7.00%, 12/1/2013 TO 5/1/2040, MARKET
     VALUE INCLUDING ACCRUED INTEREST IS $638,603,770.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)

GOVERNMENT MONEY MARKET FUND

(16) U.S. GOVERNMENT SECURITIES, 4.00% TO 11.50%, 4/15/2013 TO 12/15/2050,
     MARKET VALUE INCLUDING ACCRUED INTEREST IS $682,893,435.

(17) U.S. GOVERNMENT SECURITIES, 2.41% TO 6.60%, 1/1/2025 TO 5/1/2040, MARKET
     VALUE INCLUDING ACCRUED INTEREST IS $103,515,413.

(18) U.S. GOVERNMENT SECURITIES, 0.00% TO 2.50%, 4/27/2011 TO 5/1/2040, MARKET
     VALUE INCLUDING ACCRUED INTEREST IS $489,268,127.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)

HERITAGE MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE  MATURITY DATE        VALUE
----------------  ----------------------------------------------------------------  -------------  -------------  ----------------
AGENCY NOTES - INTEREST BEARING: 0.37%
$     86,000,000  FHLMC+/-ss                                                             0.20%       02/02/2012   $     85,884,123
       7,000,000  FHLMC+/-                                                               0.23        09/03/2010          7,000,436
      19,000,000  FNMA+/-                                                                0.19        07/13/2010         18,998,687
TOTAL AGENCY NOTES - INTEREST BEARING (COST $111,883,246)                                                              111,883,246
                                                                                                                  ================
BANKERS ACCEPTANCE NOTES: 0.14%
DOMESTIC BANKS: 0.14%
      19,770,911  BANK OF AMERICA NA##                                                   0.26        06/24/2010         19,767,501
       4,428,300  BANK OF AMERICA NA##                                                   0.29        07/06/2010          4,427,008
      17,376,936  BANK OF AMERICA NA##                                                   0.29        07/07/2010         17,371,723
                                                                                                                  ----------------
TOTAL BANKERS ACCEPTANCE NOTES (COST $41,566,232)                                                                       41,566,232
                                                                                                                  ================
CERTIFICATES OF DEPOSIT: 7.69%
     115,000,000  ABBEY NATIONAL TREASURY SERVICES+/-                                    0.34        12/10/2010        115,000,000
     290,000,000  ABBEY NATIONAL TREASURY SERVICES+/-                                    0.37        02/14/2011        290,000,000
      37,000,000  ABBEY NATIONAL TREASURY SERVICES+/-                                    0.79        07/12/2010         37,017,566
     132,000,000  BANK OF MONTREAL                                                       0.28        06/07/2010        132,000,000
      65,000,000  BARCLAYS BANK PLC (NEW YORK)+/-                                        0.28        06/24/2010         65,000,000
     155,000,000  BARCLAYS BANK PLC (NEW YORK)+/-                                        0.59        01/19/2011        155,000,000
     126,500,000  BARCLAYS BANK PLC (NEW YORK)+/-                                        0.66        04/29/2011        126,500,000
     173,000,000  BARCLAYS BANK PLC (NEW YORK)+/-                                        0.83        11/08/2010        173,000,000
      71,000,000  CALYON (NEW YORK)+/-                                                   0.25        06/02/2010         71,000,000
      20,500,000  CALYON (NEW YORK)+/-                                                   0.32        06/29/2010         20,497,030
      30,000,000  CALYON (NEW YORK)+/-                                                   0.75        06/03/2010         30,000,682
      50,000,000  CALYON (NEW YORK)+/-                                                   0.79        07/12/2010         50,019,079
     150,000,000  LLOYDS TSB BANK PLC (NEW YORK)+/-                                      0.57        07/26/2010        150,000,000
     225,000,000  LLOYDS TSB BANK PLC (NEW YORK)+/-                                      0.57        11/12/2010        225,000,000
     121,000,000  NATIXIS (NEW YORK)+/-                                                  0.65        02/04/2011        121,000,000
      50,000,000  RABOBANK NEDERLAND NV (NEW YORK)+/-ss                                  0.28        01/06/2011         50,000,000
      80,000,000  RABOBANK NEDERLAND NV (NEW YORK)+/-                                    0.29        01/07/2011         80,000,000
     100,000,000  RABOBANK NEDERLAND NV (NEW YORK)+/-                                    0.34        10/19/2010        100,000,000
     176,000,000  ROYAL BANK SCOTLAND PLC (CONNECTICUT)+/-                               0.95        07/16/2010        176,000,000
      75,000,000  SOCIETE GENERALE (NEW YORK)+/-ss                                       0.65        05/05/2011         75,000,000
      48,000,000  UNICREDIT BANK AG                                                      0.34        07/12/2010         47,998,085
      24,800,000  WESTPAC BANKING CORPORATION+/-++                                       0.44        04/19/2011         24,824,360
TOTAL CERTIFICATES OF DEPOSIT (COST $2,314,856,802)                                                                  2,314,856,802
                                                                                                                  ================
COMMERCIAL PAPER: 45.89%
       5,000,000  ACTS RETIREMENT-LIFE COMMUNITIES INCORPORATED##                        0.22        06/08/2010          4,999,757
      72,000,000  AMSTEL FUNDING CORPORATION++(p)##                                      0.43        06/07/2010         71,994,000
      86,000,000  AMSTEL FUNDING CORPORATION++(p)##                                      0.45        06/10/2010         85,989,250
     106,000,000  AMSTEL FUNDING CORPORATION++(p)##                                      0.46        06/01/2010        106,000,000
     172,000,000  AMSTEL FUNDING CORPORATION++(p)##                                      0.51        07/30/2010        171,853,418
      38,000,000  AMSTERDAM FUNDING CORPORATION++(p)##                                   0.27        07/08/2010         37,989,064
      21,000,000  AMSTERDAM FUNDING CORPORATION++(p)##                                   0.27        07/14/2010         20,992,977
      40,000,000  AMSTERDAM FUNDING CORPORATION++(p)##                                   0.29        07/12/2010         39,986,333
      21,000,000  AMSTERDAM FUNDING CORPORATION++(p)##                                   0.29        07/19/2010         20,991,600
      13,000,000  AMSTERDAM FUNDING CORPORATION++(p)##                                   0.31        07/27/2010         12,993,529
      40,000,000  AMSTERDAM FUNDING CORPORATION++(p)##                                   0.32        07/21/2010         39,981,667
      35,800,000  AMSTERDAM FUNDING CORPORATION++(p)##                                   0.46        07/29/2010         35,772,891
      80,000,000  ANGLO IRISH BANK CORPORATION LIMITED++                                 0.00        06/01/2010         80,000,000
      19,000,000  ANTALIS US FUNDING CORPORATION++(p)##                                  0.27        07/13/2010         18,993,793
      24,000,000  ANTALIS US FUNDING CORPORATION++(p)##                                  0.31        07/26/2010         23,988,266
      34,610,000  ANTALIS US FUNDING CORPORATION++(p)##                                  0.41        06/28/2010         34,599,098
     280,000,000  ANZ NATIONAL (INTERNATIONAL) LIMITED+/-++                              0.44        01/11/2011        280,000,000
     110,000,000  ANZ NATIONAL (INTERNATIONAL) LIMITED+/-++                              0.49        10/20/2010        110,000,000
      18,000,000  ARABELLA FINANCE LLC++(p)##                                            0.44        06/15/2010         17,996,710
       4,000,000  ARABELLA FINANCE LLC++(p)##                                            0.46        06/11/2010          3,999,444

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)

HERITAGE MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE  MATURITY DATE        VALUE
----------------  ----------------------------------------------------------------  -------------  -------------  ----------------
COMMERCIAL PAPER (continued)
$      7,000,000  ARABELLA FINANCE LLC++(p)##                                            0.47%       06/14/2010   $      6,998,736
      21,300,000  ARABELLA FINANCE LLC++(p)##                                            0.48        06/23/2010         21,293,492
      46,000,000  ARGENTO VARIABLE  FUNDING LLC++(p)##                                   0.30        06/28/2010         45,989,305
     110,000,000  ARGENTO VARIABLE  FUNDING LLC++(p)##                                   0.33        07/26/2010        109,942,861
      47,000,000  ARGENTO VARIABLE  FUNDING LLC++(p)##                                   0.33        07/27/2010         46,975,142
     105,000,000  ASB FINANCE LIMITED (LONDON)+/-++                                      0.37        01/12/2011        104,996,755
      44,500,000  ASB FINANCE LIMITED (LONDON)+/-++                                      0.38        04/18/2011         44,503,885
     118,000,000  ASB FINANCE LIMITED (LONDON)+/-++                                      0.40        01/10/2011        118,000,000
      44,500,000  ASB FINANCE LIMITED (LONDON)+/-++                                      0.43        12/08/2010         44,502,409
      88,000,000  ASB FINANCE LIMITED (LONDON)+/-++                                      0.47        12/13/2010         88,004,775
      40,000,000  ASB FINANCE LIMITED (LONDON)+/-++                                      0.79        06/16/2010         40,000,000
      63,000,000  ASB FINANCE LIMITED (LONDON)+/-++                                      0.83        07/09/2010         63,000,000
      20,000,000  ATLANTIC ASSET SECURITIZATION CORPORATION++(p)##                       0.28        07/09/2010         19,993,878
      19,000,000  ATLANTIC ASSET SECURITIZATION CORPORATION++(p)##                       0.39        07/01/2010         18,993,667
      64,006,000  AUTOBAHN FUNDING COMPANY LLC++(p)##                                    0.27        06/28/2010         63,992,559
      30,000,000  AUTOBAHN FUNDING COMPANY LLC++(p)##                                    0.27        07/08/2010         29,991,367
       3,000,000  AUTOBAHN FUNDING COMPANY LLC++(p)##                                    0.28        06/16/2010          2,999,625
       5,240,000  AUTOBAHN FUNDING COMPANY LLC++(p)##                                    0.40        06/25/2010          5,238,533
      35,500,000  BANCO BILBAO LONDON++##                                                0.29        06/22/2010         35,493,788
         768,130  BANK OF AMERICA NA##                                                   0.16        06/03/2010            768,120
       8,572,240  BANK OF AMERICA NA##                                                   0.24        06/01/2010          8,572,240
      10,000,000  BANK OF AMERICA NA##                                                   0.26        06/25/2010          9,998,200
     110,000,000  BANQUE ET CAISSE##                                                     0.26        07/06/2010        109,971,125
      67,500,000  BANQUE ET CAISSE##                                                     0.30        07/20/2010         67,471,519
      58,000,000  BEETHOVEN FUNDING CORPORATION++(p)##                                   0.28        06/03/2010         57,998,646
      45,000,000  BELMONT FUNDING LLC++(p)##                                             0.24        06/02/2010         44,999,413
      61,000,000  BG ENERGY FINANCE INCORPORATION++##                                    0.41        07/02/2010         60,977,938
     186,000,000  BNP PARIBAS FINANCE INCORPORATED##                                     0.28        07/09/2010        185,943,063
      16,250,000  BNZ INTERNATIONAL FUNDING LIMITED++##                                  0.25        07/01/2010         16,246,479
      48,000,000  BNZ INTERNATIONAL FUNDING LIMITED++##                                  0.26        07/07/2010         47,987,040
      45,000,000  BNZ INTERNATIONAL FUNDING LIMITED++##                                  0.60        08/26/2010         44,935,500
      83,000,000  BPCE SA++##                                                            0.29        07/06/2010         82,975,792
      57,000,000  BPCE SA++##                                                            0.29        07/14/2010         56,979,575
      26,000,000  CAFCO LLC++(p)##                                                       0.25        06/17/2010         25,996,996
      55,000,000  CAFCO LLC++(p)##                                                       0.28        07/06/2010         54,984,493
      20,000,000  CAFCO LLC++(p)##                                                       0.33        07/28/2010         19,989,233
      49,000,000  CAFCO LLC++(p)##                                                       0.38        08/05/2010         48,966,381
      46,000,000  CANCARA ASSET SECURITISATION LIMITED++(p)##                            0.26        07/07/2010         45,987,580
      72,000,000  CANCARA ASSET SECURITISATION LIMITED++(p)##                            0.26        07/08/2010         71,980,020
      45,000,000  CANCARA ASSET SECURITISATION LIMITED++(p)##                            0.27        06/01/2010         45,000,000
      45,000,000  CANCARA ASSET SECURITISATION LIMITED++(p)##                            0.27        07/09/2010         44,986,700
     102,000,000  CANCARA ASSET SECURITISATION LIMITED++(p)##                            0.28        06/21/2010        101,983,567
      41,500,000  CANCARA ASSET SECURITISATION LIMITED++(p)##                            0.31        07/26/2010         41,480,345
      15,000,000  CANCARA ASSET SECURITISATION LIMITED++(p)##                            0.33        07/30/2010         14,991,642
      54,000,000  CANCARA ASSET SECURITISATION LIMITED++(p)##                            0.44        07/20/2010         53,966,925
      35,000,000  CHARIOT FUNDING LLC++(p)##                                             0.23        06/15/2010         34,996,597
      28,750,000  CHARIOT FUNDING LLC++(p)##                                             0.24        06/21/2010         28,746,007
      20,000,000  CHARIOT FUNDING LLC++(p)##                                             0.26        07/08/2010         19,994,450
      96,500,000  CHARIOT FUNDING LLC++(p)##                                             0.39        07/15/2010         96,452,822
      26,000,000  CHARTA LLC++(p)##                                                      0.27        06/25/2010         25,995,147
      55,000,000  CHARTA LLC++(p)##                                                      0.27        07/06/2010         54,985,028
      51,500,000  CHARTA LLC++(p)##                                                      0.35        07/28/2010         51,470,645
      11,000,000  CHARTA LLC++(p)##                                                      0.38        06/22/2010         10,997,433
      11,000,000  CHARTA LLC++(p)##                                                      0.38        06/23/2010         10,997,311
      36,500,000  CHARTA LLC++(p)##                                                      0.38        08/05/2010         36,474,957
      45,250,000  CIESCO LLC++(p)##                                                      0.28        07/09/2010         45,236,148
      14,000,000  CIESCO LLC++(p)##                                                      0.31        07/22/2010         13,993,653
      49,000,000  CIESCO LLC++(p)##                                                      0.38        08/05/2010         48,966,381
      75,000,000  CITIBANK CREDIT CARD ISSUANCE TRUST++(p)##                             0.19        06/04/2010         74,998,438
     124,000,000  CITIBANK CREDIT CARD ISSUANCE TRUST++(p)##                             0.27        07/06/2010        123,966,244
     150,000,000  CITIBANK CREDIT CARD ISSUANCE TRUST++(p)##                             0.28        07/07/2010        149,956,500
      26,750,000  CITIBANK CREDIT CARD ISSUANCE TRUST++(p)##                             0.31        07/23/2010         26,737,636
      30,000,000  CITIBANK CREDIT CARD ISSUANCE TRUST++(p)##                             0.34        07/09/2010         29,988,917

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)

HERITAGE MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE  MATURITY DATE        VALUE
----------------  ----------------------------------------------------------------  -------------  -------------  ----------------
COMMERCIAL PAPER (continued)
$      1,000,000  CLIPPER RECEIVABLES COMPANY++(p)##                                     0.29%       07/22/2010   $        999,575
      86,000,000  COMMERZBANK US FINANCE INCORPORATED##                                  0.34        06/25/2010         85,979,933
      66,000,000  COMMONWEALTH BANK OF AUSTRALIA++##                                     0.28        07/08/2010         65,980,668
      71,000,000  CONCORD MINUTEMAN CAPITAL COMPANY++(p)##                               0.27        06/03/2010         70,998,422
       9,000,000  CONCORD MINUTEMAN CAPITAL COMPANY++(p)##                               0.40        06/09/2010          8,999,100
      33,000,000  CONCORD MINUTEMAN CAPITAL COMPANY++(p)##                               0.44        06/16/2010         32,993,538
       8,000,000  CONCORD MINUTEMAN CAPITAL COMPANY++(p)##                               0.44        07/06/2010          7,996,500
       6,000,000  CONCORD MINUTEMAN CAPITAL COMPANY++(p)##                               0.44        07/22/2010          5,996,175
      47,000,000  CONCORD MINUTEMAN CAPITAL COMPANY++(p)##                               0.44        07/28/2010         46,966,513
      87,000,000  CONCORD MINUTEMAN CAPITAL COMPANY++(p)##                               0.46        06/23/2010         86,974,746
      48,000,000  CONCORD MINUTEMAN CAPITAL COMPANY++(p)##                               0.46        06/24/2010         47,985,433
      11,841,000  CRC FUNDING LLC++(p)##                                                 0.13        06/02/2010         11,840,914
      55,000,000  CRC FUNDING LLC++(p)##                                                 0.28        07/06/2010         54,984,493
      43,000,000  CRC FUNDING LLC++(p)##                                                 0.28        07/09/2010         42,986,837
       6,000,000  CRC FUNDING LLC++(p)##                                                 0.29        07/12/2010          5,997,950
      14,000,000  CRC FUNDING LLC++(p)##                                                 0.31        07/20/2010         13,993,902
      14,000,000  CRC FUNDING LLC++(p)##                                                 0.31        07/21/2010         13,993,778
      21,000,000  CROWN POINT CAPITAL COMPANY++(p)##                                     0.27        06/03/2010         20,999,533
      14,000,000  CROWN POINT CAPITAL COMPANY++(p)##                                     0.39        06/07/2010         13,998,950
      64,000,000  CROWN POINT CAPITAL COMPANY++(p)##                                     0.39        06/08/2010         63,994,400
      18,000,000  CROWN POINT CAPITAL COMPANY++(p)##                                     0.40        06/09/2010         17,998,200
      93,000,000  CROWN POINT CAPITAL COMPANY++(p)##                                     0.41        06/10/2010         92,989,538
      21,000,000  CROWN POINT CAPITAL COMPANY++(p)##                                     0.44        06/16/2010         20,995,888
     135,000,000  CROWN POINT CAPITAL COMPANY++(p)##                                     0.44        07/09/2010        134,935,875
       6,000,000  CROWN POINT CAPITAL COMPANY++(p)##                                     0.44        07/14/2010          5,996,775
      47,000,000  CROWN POINT CAPITAL COMPANY++(p)##                                     0.44        07/22/2010         46,970,038
      55,000,000  CROWN POINT CAPITAL COMPANY++(p)##                                     0.44        07/28/2010         54,960,813
      53,000,000  CROWN POINT CAPITAL COMPANY++(p)##                                     0.45        06/21/2010         52,986,161
      26,000,000  CROWN POINT CAPITAL COMPANY++(p)##                                     0.46        06/24/2010         25,992,110
     195,000,000  DEXIA DELAWARE##                                                       0.30        06/04/2010        194,993,500
      96,000,000  DEXIA DELAWARE##                                                       0.40        06/01/2010         96,000,000
      44,000,000  EBBETS FUNDING LLC++(p)##                                              0.47        06/17/2010         43,990,222
      87,000,000  EBBETS FUNDING LLC++(p)##                                              0.49        06/18/2010         86,978,637
      55,000,000  EBBETS FUNDING LLC++(p)##                                              0.53        06/22/2010         54,982,354
      18,000,000  ELYSIAN FUNDING LLC++(p)##                                             0.50        06/21/2010         17,994,800
      34,000,000  ELYSIAN FUNDING LLC++(p)##                                             0.53        06/22/2010         33,989,092
      21,000,000  ERASMUS CAPITAL CORPORATION++(p)##                                     0.17        06/02/2010         20,999,808
     146,000,000  ERASMUS CAPITAL CORPORATION++(p)##                                     0.32        06/08/2010        145,991,295
      27,000,000  FAIRWAY FINANCE CORPORATION++(p)##                                     0.26        07/07/2010         26,992,850
      32,486,000  FALCON ASSET SECURITIZATION COMPANY LLC++(p)##                         0.23        06/15/2010         32,482,842
      37,250,000  FALCON ASSET SECURITIZATION COMPANY LLC++(p)##                         0.24        06/21/2010         37,244,826
      39,388,000  FALCON ASSET SECURITIZATION COMPANY LLC++(p)##                         0.24        06/23/2010         39,381,982
      96,500,000  FALCON ASSET SECURITIZATION COMPANY LLC++(p)##                         0.39        07/15/2010         96,452,822
      34,000,000  GOTHAM FUNDING CORPORATION++(p)##                                      0.22        06/04/2010         33,999,178
      59,000,000  GOTHAM FUNDING CORPORATION++(p)##                                      0.27        06/01/2010         59,000,000
      31,000,000  GOTHAM FUNDING CORPORATION++(p)##                                      0.39        06/28/2010         30,990,700
      27,000,000  GOVCO LLC++(p)##                                                       0.21        06/07/2010         26,998,875
      46,000,000  GOVCO LLC++(p)##                                                       0.24        06/11/2010         45,996,678
     103,000,000  GOVCO LLC++(p)##                                                       0.26        06/24/2010        102,982,233
      35,300,000  GOVCO LLC++(p)##                                                       0.26        06/28/2010         35,292,852
      51,000,000  GOVCO LLC++(p)##                                                       0.28        07/09/2010         50,984,388
       9,500,000  GOVCO LLC++(p)##                                                       0.31        07/21/2010          9,495,778
      81,000,000  GOVCO LLC++(p)##                                                       0.33        07/27/2010         80,957,160
      10,000,000  GRAMPIAN FUNDING LLC++(p)##                                            0.28        06/17/2010          9,998,667
     126,000,000  GRAMPIAN FUNDING LLC++(p)##                                            0.28        06/18/2010        125,982,150
      73,000,000  GRAMPIAN FUNDING LLC++(p)##                                            0.30        07/09/2010         72,976,113
      43,000,000  GRAMPIAN FUNDING LLC++(p)##                                            0.31        06/09/2010         42,996,656
      34,000,000  GRAMPIAN FUNDING LLC++(p)##                                            0.31        07/16/2010         33,986,400
      30,000,000  GRAMPIAN FUNDING LLC++(p)##                                            0.31        07/23/2010         29,986,133
      95,000,000  GRAMPIAN FUNDING LLC++(p)##                                            0.39        06/14/2010         94,989,254
      16,000,000  GRAMPIAN FUNDING LLC++(p)##                                            0.40        06/22/2010         15,996,080
      22,500,000  GRAMPIAN FUNDING LLC++(p)##                                            0.49        07/13/2010         22,486,875
      16,000,000  ICICI BANK LIMITED (BAHRAIN)##                                         0.44        08/04/2010         15,987,200

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)

HERITAGE MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE  MATURITY DATE        VALUE
----------------  ----------------------------------------------------------------  -------------  -------------  ----------------
COMMERCIAL PAPER (continued)
$     25,000,000  ICICI BANK LIMITED (BAHRAIN)##                                         0.49%       07/15/2010 $       24,984,722
      25,000,000  ICICI BANK LIMITED (BAHRAIN)##                                         0.49        07/15/2010         24,984,722
      56,000,000  ICICI BANK LIMITED (BAHRAIN)##                                         0.49        08/05/2010         55,949,444
      34,000,000  ICICI BANK LIMITED (BAHRAIN)##                                         0.53        06/24/2010         33,988,053
      69,000,000  INTESA FUNDING LLC##                                                   0.23        06/18/2010         68,992,180
      96,500,000  JUPITER SECURITIES COMPANY LLC++(p)##                                  0.39        07/13/2010         96,454,967
     103,000,000  KFW++##                                                                0.25        07/07/2010        102,973,735
      33,000,000  KITTY HAWK FUNDING CORPORATION++(p)##                                  0.24        06/11/2010         32,997,617
       6,000,000  LEGACY CAPITAL COMPANY++(p)##                                          0.44        06/16/2010          5,998,825
      29,000,000  LEGACY CAPITAL COMPANY++(p)##                                          0.44        07/23/2010         28,981,150
      17,000,000  LEGACY CAPITAL COMPANY++(p)##                                          0.44        07/28/2010         16,987,888
      18,000,000  LEGACY CAPITAL COMPANY++(p)##                                          0.45        06/21/2010         17,995,300
      51,000,000  LEXINGTON PARKER CAPITAL++(p)##                                        0.34        06/04/2010         50,998,088
      36,000,000  LEXINGTON PARKER CAPITAL++(p)##                                        0.39        06/08/2010         35,996,850
       5,000,000  LEXINGTON PARKER CAPITAL++(p)##                                        0.44        06/16/2010          4,999,021
      56,000,000  LEXINGTON PARKER CAPITAL++(p)##                                        0.44        07/06/2010         55,975,500
      62,000,000  LEXINGTON PARKER CAPITAL++(p)##                                        0.44        07/16/2010         61,965,125
       8,000,000  LEXINGTON PARKER CAPITAL++(p)##                                        0.44        07/20/2010          7,995,100
      20,000,000  LEXINGTON PARKER CAPITAL++(p)##                                        0.44        07/22/2010         19,987,250
      38,000,000  LEXINGTON PARKER CAPITAL++(p)##                                        0.44        07/28/2010         37,972,925
       7,000,000  LEXINGTON PARKER CAPITAL++(p)##                                        0.46        06/24/2010          6,997,876
      22,500,000  LIBERTY STREET FUNDING LLC++(p)##                                      0.27        07/09/2010         22,493,350
      99,000,000  LMA AMERICAS LLC++(p)##                                                0.31        07/23/2010         98,954,240
      25,000,000  LMA AMERICAS LLC++(p)##                                                0.35        06/14/2010         24,996,569
         500,000  LMA AMERICAS LLC++(p)##                                                0.44        07/20/2010            499,694
      12,000,000  LOUIS DREYFUS CORPORATION##                                            0.36        06/28/2010         11,996,670
      31,000,000  LOUIS DREYFUS CORPORATION##                                            0.36        07/02/2010         30,990,123
       9,000,000  LOUIS DREYFUS CORPORATION##                                            0.39        07/30/2010          8,994,100
      54,129,000  MATCHPOINT MASTER TRUST++(p)##                                         0.26        07/07/2010         54,114,385
     148,500,000  MATCHPOINT MASTER TRUST++(p)##                                         0.29        06/21/2010        148,475,250
      17,600,000  MATCHPOINT MASTER TRUST++(p)##                                         0.35        06/21/2010         17,596,382
      25,300,000  MATCHPOINT MASTER TRUST++(p)##                                         0.37        06/29/2010         25,292,522
      86,700,000  MATCHPOINT MASTER TRUST++(p)##                                         0.39        06/28/2010         86,673,990
      12,000,000  METLIFE SHORT TERM FUNDING++(p)##                                      0.28        06/08/2010         11,999,253
      14,000,000  MONT BLANC CAPITAL CORPORATION++(p)##                                  0.23        06/09/2010         13,999,191
      15,000,000  MONTGOMERY COUNTY MD+/-                                                0.27        06/02/2010         15,000,000
      19,000,000  MONTGOMERY COUNTY MD+/-                                                0.27        06/03/2010         19,000,000
      39,000,000  MONTGOMERY COUNTY MD+/-                                                0.30        06/22/2010         39,000,000
      15,500,000  MONTGOMERY COUNTY MD+/-                                                0.30        07/02/2010         15,500,000
      41,000,000  NATIONWIDE BUILDING SOCIETY++##                                        0.29        07/08/2010         40,987,358
      11,000,000  NATIONWIDE BUILDING SOCIETY++##                                        0.29        08/16/2010         10,990,711
     104,000,000  NEWPORT FUNDING CORPORATION++(p)##                                     0.31        07/22/2010        103,953,831
      23,000,000  NEWPORT FUNDING CORPORATION++(p)##                                     0.38        06/25/2010         22,993,867
      73,000,000  NIEUW AMSTERDAM RECEIVABLES++(p)##                                     0.00        06/01/2010         73,000,000
      45,500,000  NIEUW AMSTERDAM RECEIVABLES++(p)##                                     0.14        06/02/2010         45,499,659
      13,000,000  NIEUW AMSTERDAM RECEIVABLES++(p)##                                     0.27        06/09/2010         12,999,133
      20,000,000  OAKLAND-ALAMEDA COUNTY+/-                                              0.34        06/01/2010         20,000,000
      16,441,000  OLD LINE FUNDING LLC++(p)##                                            0.25        07/06/2010         16,436,844
      19,581,000  OLD LINE FUNDING LLC++(p)##                                            0.25        07/07/2010         19,575,909
      60,000,000  OLD LINE FUNDING LLC++(p)##                                            0.25        07/15/2010         59,980,933
      17,000,000  OLD LINE FUNDING LLC++(p)##                                            0.26        07/09/2010         16,995,155
      37,000,000  PRUDENTIAL PLC++##                                                     0.20        06/02/2010         36,999,599
      35,000,000  PRUDENTIAL PLC++##                                                     0.26        06/03/2010         34,999,242
      90,000,000  PRUDENTIAL PLC++##                                                     0.32        07/09/2010         89,968,650
      74,000,000  PRUDENTIAL PLC++##                                                     0.00        06/01/2010         74,000,000
      53,000,000  PRUDENTIAL PLC++##                                                     0.41        06/14/2010         52,991,579
      40,000,000  RHEIN-MAIN SECURITY LIMITED++(p)##                                     0.26        06/07/2010         39,998,000
      26,000,000  RHEIN-MAIN SECURITY LIMITED++(p)##                                     0.30        06/25/2010         25,994,627
      24,300,000  RHEIN-MAIN SECURITY LIMITED++(p)##                                     0.40        06/14/2010         24,296,477
      22,000,000  RHEIN-MAIN SECURITY LIMITED++(p)##                                     0.41        06/17/2010         21,995,796
       5,620,000  RHEINGOLD SECURITIZATION++(p)##                                        0.24        06/04/2010          5,619,850
      32,808,000  RHEINGOLD SECURITIZATION++(p)##                                        0.30        06/22/2010         32,802,067
      13,000,000  RHEINGOLD SECURITIZATION++(p)##                                        0.30        06/30/2010         12,996,754

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)

HERITAGE MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE  MATURITY DATE        VALUE
----------------  ----------------------------------------------------------------  -------------  -------------  ----------------
COMMERCIAL PAPER (continued)
$     25,407,000  RHEINGOLD SECURITIZATION++(p)##                                        0.31%       06/15/2010   $     25,403,740
      32,000,000  RHEINGOLD SECURITIZATION++(p)##                                        0.32        07/12/2010         31,987,973
      43,800,000  RHEINGOLD SECURITIZATION++(p)##                                        0.45        06/23/2010         43,787,420
      12,000,000  ROMULUS FUNDING CORPORATION++(p)##                                     0.19        06/02/2010         11,999,877
       9,000,000  ROMULUS FUNDING CORPORATION++(p)##                                     0.30        06/01/2010          9,000,000
       4,000,000  ROMULUS FUNDING CORPORATION++(p)##                                     0.39        06/14/2010          3,999,393
      19,000,000  ROMULUS FUNDING CORPORATION++(p)##                                     0.48        06/22/2010         18,994,458
       4,000,000  ROMULUS FUNDING CORPORATION++(p)##                                     0.48        06/25/2010          3,998,667
      98,000,000  ROYAL PARK INVESTMENT FUNDING CORPORATION++(p)##                       0.24        06/23/2010         97,985,028
       9,000,000  ROYAL PARK INVESTMENT FUNDING CORPORATION++(p)##                       0.24        06/23/2010          8,998,625
      86,500,000  ROYAL PARK INVESTMENT FUNDING CORPORATION++(p)##                       0.24        06/25/2010         86,485,583
      22,000,000  ROYAL PARK INVESTMENT FUNDING CORPORATION++(p)##                       0.24        07/06/2010         21,994,653
      33,000,000  ROYAL PARK INVESTMENT FUNDING CORPORATION++(p)##                       0.25        07/08/2010         32,991,351
      77,000,000  ROYAL PARK INVESTMENT FUNDING CORPORATION++(p)##                       0.29        07/16/2010         76,971,125
      16,000,000  SALISBURY RECEIVABLES COMPANY++(p)##                                   0.18        06/03/2010         15,999,760
      35,750,000  SALISBURY RECEIVABLES COMPANY++(p)##                                   0.20        06/04/2010         35,749,196
      14,000,000  SALISBURY RECEIVABLES COMPANY++(p)##                                   0.23        06/11/2010         13,999,028
      25,000,000  SALISBURY RECEIVABLES COMPANY++(p)##                                   0.00        06/01/2010         25,000,000
      29,000,000  SALISBURY RECEIVABLES COMPANY++(p)##                                   0.31        07/22/2010         28,986,853
      80,000,000  SANTANDER CENTRAL HISPANO FINANCE (DELAWARE) INCORPORATED##            0.56        06/15/2010         79,981,333
      91,000,000  SCALDIS CAPITAL LLC++(p)##                                             0.14        06/02/2010         90,999,292
      18,000,000  SCALDIS CAPITAL LLC++(p)##                                             0.33        06/09/2010         17,998,520
      32,000,000  SCALDIS CAPITAL LLC++(p)##                                             0.33        07/20/2010         31,985,191
       4,000,000  SCALDIS CAPITAL LLC++(p)##                                             0.33        07/23/2010          3,998,036
      32,000,000  SCALDIS CAPITAL LLC++(p)##                                             0.33        07/26/2010         31,983,378
      92,000,000  SCALDIS CAPITAL LLC++(p)##                                             0.34        06/11/2010         91,990,417
      41,000,000  SCALDIS CAPITAL LLC++(p)##                                             0.39        06/17/2010         40,992,529
      23,000,000  SHEFFIELD RECEIVABLES CORPORATION++(p)##                               0.14        06/03/2010         22,999,732
      43,000,000  SHEFFIELD RECEIVABLES CORPORATION++(p)##                               0.27        07/08/2010         42,987,626
      21,000,000  SHEFFIELD RECEIVABLES CORPORATION++(p)##                               0.27        07/09/2010         20,993,793
      52,000,000  SHEFFIELD RECEIVABLES CORPORATION++(p)##                               0.31        07/16/2010         51,979,200
     129,000,000  SOCIETE DE PRISE PARTICIPATION DE L'ETAT++##                           0.20        06/18/2010        128,987,208
      11,000,000  SOCIETE DE PRISE PARTICIPATION DE L'ETAT++##                           0.26        06/07/2010         10,999,450
     290,000,000  SOCIETE GENERALE NA##                                                  0.29        07/30/2010        289,862,169
      24,500,000  SOLITAIRE FUNDING LLC++(p)##                                           0.25        06/11/2010         24,498,094
      32,200,000  SOLITAIRE FUNDING LLC++(p)##                                           0.25        06/16/2010         32,196,378
      19,000,000  SOLITAIRE FUNDING LLC++(p)##                                           0.25        06/17/2010         18,997,720
      68,000,000  SOLITAIRE FUNDING LLC++(p)##                                           0.30        07/16/2010         67,973,650
      36,000,000  SOLITAIRE FUNDING LLC++(p)##                                           0.30        07/22/2010         35,984,190
      56,000,000  SOLITAIRE FUNDING LLC++(p)##                                           0.33        07/29/2010         55,969,324
      27,000,000  STARBIRD FUNDING CORPORATION++(p)##                                    0.30        07/23/2010         26,987,910
      68,000,000  STARBIRD FUNDING CORPORATION++(p)##                                    0.31        07/22/2010         67,969,173
      11,000,000  STARBIRD FUNDING CORPORATION++(p)##                                    0.35        06/21/2010         10,997,739
      27,554,000  STRAIGHT A FUNDING LLC++(p)##                                          0.23        06/16/2010         27,551,245
      13,000,000  STRAIGHT A FUNDING LLC++(p)##                                          0.24        07/01/2010         12,997,292
      19,000,000  SURREY FUNDING CORPORATION++(p)##                                      0.22        06/04/2010         18,999,541
      24,000,000  SURREY FUNDING CORPORATION++(p)##                                      0.25        06/07/2010         23,998,840
      39,000,000  SURREY FUNDING CORPORATION++(p)##                                      0.25        06/17/2010         38,995,493
      31,450,000  SURREY FUNDING CORPORATION++(p)##                                      0.25        06/21/2010         31,445,457
       6,000,000  SURREY FUNDING CORPORATION++(p)##                                      0.30        07/23/2010          5,997,313
      41,000,000  SURREY FUNDING CORPORATION++(p)##                                      0.34        07/28/2010         40,977,279
      60,000,000  SWEDBANK AG SERIES++##                                                 0.14        06/02/2010         59,999,550
      53,000,000  SWEDBANK AG SERIES++##                                                 0.27        06/01/2010         53,000,000
      13,000,000  TASMAN FUNDING INCORPORATED++(p)##                                     0.27        06/15/2010         12,998,534
      46,000,000  TASMAN FUNDING INCORPORATED++(p)##                                     0.27        06/17/2010         45,994,071
       1,600,000  TASMAN FUNDING INCORPORATED++(p)##                                     0.31        07/12/2010          1,599,417
      20,000,000  TASMAN FUNDING INCORPORATED++(p)##                                     0.31        07/14/2010         19,992,356
      35,500,000  TASMAN FUNDING INCORPORATED++(p)##                                     0.34        07/27/2010         35,480,672
      67,000,000  THAMES ASSET GLOBAL SECURITIZATION # 1 INCORPORATED++(p)##             0.19        06/04/2010         66,998,084
      54,123,000  THAMES ASSET GLOBAL SECURITIZATION # 1 INCORPORATED++(p)##             0.21        06/07/2010         54,120,745
      20,000,000  THAMES ASSET GLOBAL SECURITIZATION # 1 INCORPORATED++(p)##             0.22        06/14/2010         19,998,267
      11,000,000  THAMES ASSET GLOBAL SECURITIZATION # 1 INCORPORATED++(p)##             0.27        06/24/2010         10,998,032
      59,430,000  THAMES ASSET GLOBAL SECURITIZATION # 1 INCORPORATED++(p)##             0.28        07/08/2010         59,412,609

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)

HERITAGE MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE  MATURITY DATE        VALUE
----------------  ----------------------------------------------------------------  -------------  -------------  ----------------
COMMERCIAL PAPER (continued)
$      8,000,000  THAMES ASSET GLOBAL SECURITIZATION # 1 INCORPORATED++(p)##             0.28%       07/12/2010   $      7,997,358
      20,403,000  THAMES ASSET GLOBAL SECURITIZATION # 1 INCORPORATED++(p)##             0.29        07/15/2010         20,395,519
      51,677,000  THUNDER BAY FUNDING LLC++(p)##                                         0.23        06/15/2010         51,671,976
      13,475,000  THUNDER BAY FUNDING LLC++(p)##                                         0.25        06/22/2010         13,472,956
      19,000,000  THUNDER BAY FUNDING LLC++(p)##                                         0.25        07/07/2010         18,995,060
      51,092,000  THUNDER BAY FUNDING LLC++(p)##                                         0.26        07/12/2010         51,076,289
      21,000,000  TICONDEROGA FUNDING LLC++(p)##                                         0.26        06/22/2010         20,996,693
      28,000,000  TICONDEROGA FUNDING LLC++(p)##                                         0.26        06/24/2010         27,995,170
      11,018,000  TICONDEROGA FUNDING LLC++(p)##                                         0.26        06/25/2010         11,016,017
      59,000,000  TICONDEROGA FUNDING LLC++(p)##                                         0.27        07/06/2010         58,983,939
      14,800,000  TICONDEROGA FUNDING LLC++(p)##                                         0.32        07/28/2010         14,792,267
      67,000,000  TOYOTA MOTOR CREDIT CORPORATION##                                      0.20        06/03/2010         66,998,883
      48,000,000  TOYOTA MOTOR CREDIT CORPORATION##                                      0.34        06/29/2010         47,986,933
      48,000,000  TOYOTA MOTOR CREDIT CORPORATION##                                      0.34        07/01/2010         47,986,000
      66,400,000  UNICREDIT DELAWARE++##                                                 0.31        07/01/2010         66,382,293
      88,000,000  UNICREDIT DELAWARE++##                                                 0.39        08/05/2010         87,936,444
     138,000,000  UNICREDIT US FINANCE INCORPORATION++##                                 0.33        07/02/2010        137,959,597
      76,000,000  VERSAILLES LLC++(p)##                                                  0.25        06/10/2010         75,994,680
      58,850,000  VERSAILLES LLC++(p)##                                                  0.28        06/18/2010         58,841,663
      27,000,000  VERSAILLES LLC++(p)##                                                  0.29        06/23/2010         26,995,050
      36,000,000  VERSAILLES LLC++(p)##                                                  0.37        06/14/2010         35,994,800
      65,000,000  VICTORY RECEIVABLES CORPORATION++(p)##                                 0.22        06/04/2010         64,998,429
      76,038,000  VICTORY RECEIVABLES CORPORATION++(p)##                                 0.00        06/01/2010         76,038,000
      14,919,000  VICTORY RECEIVABLES CORPORATION++(p)##                                 0.37        06/18/2010         14,916,252
      29,000,000  VICTORY RECEIVABLES CORPORATION++(p)##                                 0.38        06/24/2010         28,992,589
      20,400,000  VICTORY RECEIVABLES CORPORATION++(p)##                                 0.38        06/25/2010         20,394,560
     125,000,000  WESTPAC SECURITIES NZ LIMITED+/-++                                     0.42        11/05/2010        125,000,000
      77,000,000  WESTPAC SECURITIES NZ LIMITED+/-++                                     0.55        08/20/2010         77,000,000
      23,000,000  WINDMILL FUNDING CORPORATION++(p)##                                    0.26        07/14/2010         22,992,583
      21,000,000  WINDMILL FUNDING CORPORATION++(p)##                                    0.27        07/07/2010         20,994,120
      14,000,000  WINDMILL FUNDING CORPORATION++(p)##                                    0.27        07/09/2010         13,995,862
      28,000,000  WINDMILL FUNDING CORPORATION++(p)##                                    0.32        07/20/2010         27,987,423
      19,600,000  WINDMILL FUNDING CORPORATION++(p)##                                    0.44        07/23/2010         19,587,260
      32,830,000  WINDMILL FUNDING CORPORATION++(p)##                                    0.45        07/27/2010         32,806,508
      38,600,000  WINDMILL FUNDING CORPORATION++(p)##                                    0.46        07/29/2010         38,570,771
TOTAL COMMERCIAL PAPER (COST $13,816,942,199)                                                                       13,816,942,199
                                                                                                                  ================
CORPORATE BONDS & NOTES: 2.35%
      50,000,000  AMERICAN EXPRESS BANK FSB+/-                                           1.15        12/10/2010         50,233,356
      86,900,000  BANK OF AMERICA NA TEMPORARY LIQUIDITY GUARANTEE PROGRAM+/-            0.29        09/13/2010         86,933,733
      12,800,000  BANK OF SCOTLAND PLC+/-++                                              0.31        12/08/2010         12,776,650
     201,000,000  BERKSHIRE HATHAWAY INCORPORATED+/-ss                                   0.35        02/10/2011        201,006,934
      42,000,000  CITIBANK NA+/-                                                         0.34        09/30/2010         42,000,000
      15,000,000  CITIGROUP FUNDING INCORPORATED+/-ss                                    0.27        05/05/2011         14,995,791
     135,000,000  COMMONWEALTH BANK (AUSTRALIA)+/-++                                     0.35        06/04/2010        135,000,000
      81,000,000  COMMONWEALTH BANK (AUSTRALIA)+/-++                                     0.38        06/24/2010         81,000,000
      10,000,000  GENERAL ELECTRIC CAPITAL CORPORATION+/-ss                              0.34        03/11/2011         10,011,162
      16,507,000  JPMORGAN CHASE & COMPANY+/-ss                                          0.55        05/16/2011         16,519,756
      51,035,000  SANTANDER US DEBT SA UNIPERSONAL+/-++                                  0.36        07/23/2010         51,025,811
       5,300,000  SEARIVER MARITIME INCORPORATED+/-(i)ss                                 0.55        10/01/2011          5,300,000
TOTAL CORPORATE BONDS & NOTES (COST $706,803,193)                                                                      706,803,193
                                                                                                                  ================
MEDIUM TERM NOTES: 0.88%
      19,500,000  BEAR STEARNS COMPANY+/-                                                0.45        10/22/2010         19,504,351
      25,920,000  BEAR STEARNS COMPANY+/-                                                0.70        07/19/2010         25,926,994
      35,000,000  EKSPORTFINANS ASA+/-                                                   0.39        08/03/2010         35,000,000
      79,500,000  EKSPORTFINANS ASA+/-                                                   0.43        09/22/2010         79,500,000
      30,000,000  EKSPORTFINANS ASA+/-                                                   0.70        06/11/2010         30,000,000
      18,720,000  JPMORGAN CHASE & COMPANY+/-                                            0.30        06/22/2010         18,719,615

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)

HERITAGE MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE  MATURITY DATE        VALUE
----------------  ----------------------------------------------------------------  -------------  -------------  ----------------
MEDIUM TERM NOTES (continued)
$     57,000,000  US BANCORP+/-                                                          0.65%       06/04/2010   $     57,002,159
TOTAL MEDIUM TERM NOTES (COST $265,653,119)                                                                            265,653,119
                                                                                                                  ================
MUNICIPAL BONDS & NOTES: 10.34%
      15,005,000  ACADEMY OF THE NEW CHURCH (OTHER REVENUE)+/-ss                         0.35        02/01/2025         15,005,000
      17,590,000  BALTIMORE MD PACKAGE SYSTEMS FACILITIES (PARKING FACILITIES
                  REVENUE, BANK OF AMERICA NA LOC)+/-ss                                  0.33        07/01/2032         17,590,000
      34,900,000  BAY AREA TOLL AUTHORITY VARIOUS SAN FRANCISCO BAY AREA SERIES
                  D1 (TOLLS REVENUE, BNP PARIBAS SPA)+/-ss                               0.22        04/01/2045         34,900,000
       4,170,000  BIG BEAR LAKE CA SOUTHWEST GAS CORPORATION PROJECT SERIES A
                  (IDR, KBC BANK NV LOC)+/-ss                                            0.30        12/01/2028          4,170,000
      10,000,000  CALCASIEU PARISH LA INCORPORATED INDUSTRIAL DEVELOPMENT BOARD
                  ENVIRONMENTAL REVENUE CITGO PETROLEUM CORPORATION (IDR,
                  NATIXIS LOC)+/-ss                                                      0.27        07/01/2026         10,000,000
      10,500,000  CALIFORNIA HFA REVENUE HOUSING PROGRAM SERIES A (HOUSING
                  REVENUE, FORTIS BANQUE LOC)+/-ss                                       0.28        08/01/2036         10,500,000
       9,000,000  CALIFORNIA HFFA CATHOLIC HEALTHCARE SERIES L (HCFR, CITIBANK
                  NA LIQUIDITY FACILITY)+/-ss                                            0.26        07/01/2033          9,000,000
      40,700,000  CALIFORNIA HFFA CATHOLIC WEST SERIES H (HCFR, BANK OF AMERICA
                  NA LOC)+/-ss                                                           0.26        07/01/2035         40,700,000
      19,000,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK RAND
                  CORPORATION SERIES B (ECONOMIC DEVELOPMENT REVENUE, BANK OF
                  AMERICA NA LOC)+/-ss                                                   0.25        04/01/2042         19,000,000
       8,015,000  CALIFORNIA STANFORD HOSPITAL SERIES B (HFA REVENUE, FNMA
                  INSURED)+/-ss                                                          0.30        08/01/2036          8,015,000
      14,650,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C 7
                  (ELECTRIC REVENUE, AGM INSURED)+/-ss                                   0.32        05/01/2022         14,650,000
      43,700,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C1 (POWER
                  REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)+/-ss                        0.32        05/01/2022         43,700,000
      13,540,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C13
                  (UTILITIES REVENUE, FIRST SECURITY BANK LOC)+/-ss                      0.29        05/01/2022         13,540,000
       9,770,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C9 (ELECTRIC
                  REVENUE, CITIBANK NA LIQUIDITY FACILITY)+/-ss                          0.25        05/01/2022          9,770,000
      45,310,000  CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G 6 (WATER
                  REVENUE, AGM INSURED)+/-ss                                             0.27        05/01/2017         45,310,000
      30,100,000  CALIFORNIA STATE ECONOMIC RECOVERY (OTHER REVENUE, BANK OF
                  AMERICA NA LOC)+/-ss                                                   0.26        07/01/2023         30,100,000
      53,180,000  CALIFORNIA STATE SERIES B SUBSERIES B1 (OTHER REVENUE, BANK
                  OF AMERICA NA LOC)+/-ss                                                0.26        05/01/2040         53,180,000
      29,245,000  CALIFORNIA STATE SERIES B-2 (OTHER REVENUE, SOCIETE GENERALE
                  LOC)+/-ss                                                              0.23        05/01/2040         29,245,000
      17,000,000  CALIFORNIA STATE SERIES B-5 (OTHER REVENUE, CITIBANK NA
                  LIQUIDITY FACILITY)+/-ss                                               0.24        05/01/2034         17,000,000
      12,565,000  CALIFORNIA STATEWIDE CDA UNIVERSITY RETIREMENT AT DAVIS
                  (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA NA LOC)+/-ss            0.25        11/15/2030         12,565,000
      16,600,000  CARROLL TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX REVENUE,
                  PERMANENT SCHOOL FUND GUARANTEED)+/-ss                                 0.28        08/15/2032         16,600,000
      49,100,000  CHICAGO IL NEIGHBORHOODS ALIVE (PROPERTY TAX REVENUE, BANK OF
                  AMERICA NA LOC)+/-ss                                                   0.32        01/01/2037         49,100,000
      12,500,000  CLEVELAND-CUYAHOGA COUNTY OH PORT AUTHORITY CARNEGIE 89
                  GARAGE PROJECT (OTHER REVENUE, JPMORGAN CHASE BANK LOC)+/-ss           0.27        01/01/2037         12,500,000
      27,145,000  COLORADO HOUSING & FINANCE AUTHORITY CLASS I SERIES B 1
                  (SFMR, FNMA INSURED)+/-ss                                              0.35        05/01/2038         27,145,000
       9,741,000  COLORADO HOUSING & FINANCE AUTHORITY CLASS I-B1 (HOUSING
                  REVENUE, GO OF AUTHORITY INSURED)+/-ss                                 0.40        10/01/2038          9,741,000
      29,980,000  COLORADO HOUSING & FINANCE AUTHORITY TAXABLE MULTIFAMILY
                  PROJECT B II (HOUSING REVENUE, FNMA INSURED)+/-ss                      0.30        05/01/2049         29,980,000
      19,000,000  COOK COUNTY IL (OTHER REVENUE, HARRIS TRUST SAVINGS BANK
                  LOC)+/-ss                                                              0.35        11/01/2030         19,000,000
      24,000,000  COOK COUNTY IL (OTHER REVENUE, NORTHERN TRUST CORPORATION
                  LOC)+/-ss                                                              0.35        11/01/2030         24,000,000
      21,935,000  DALLAS TX PERFORMING ARTS CENTER FOUNDATION SERIES B
                  (RECREATIONAL REVENUE, JPMORGAN CHASE BANK LOC)+/-ss                   0.28        09/01/2041         21,935,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)

HERITAGE MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE  MATURITY DATE        VALUE
----------------  ----------------------------------------------------------------  -------------  -------------  ----------------
MUNICIPAL BONDS & NOTES (continued)
$     12,000,000  DELAWARE ECONOMIC DEVELOPMENT AUTHORITY CLEAN POWER PROJECT
                  SERIES B (IDR)+/-ss                                                    0.32%       08/01/2029   $     12,000,000
      25,000,000  DELAWARE ECONOMIC DEVELOPMENT AUTHORITY CLEAN POWER SERIES D
                  (IDR)+/-ss                                                             0.33        08/01/2029         25,000,000
      81,000,000  DELAWARE PORT AUTHORITY PA & NJ REVENUE SERIES B (OTHER
                  REVENUE, BANK OF AMERICA NA LOC)+/-ss                                  0.27        01/01/2026         81,000,000
      60,000,000  DENVER CO CITY & COUNTY SCHOOL DISTRICT TAXABLE SERIES A
                  (LEASE REVENUE, AGM INSURED)+/-ss                                      0.45        12/15/2037         60,000,000
      53,200,000  DENVER CO CITY & COUNTY SCHOOL DISTRICT TAXABLE SERIES B
                  (LEASE REVENUE, AGM INSURED)+/-ss                                      0.40        12/15/2037         53,200,000
       9,645,000  DISTRICT OF COLUMBIA GEORGETOWN UNIVERSITY SERIES B2 (COLLEGE
                  & UNIVERSITY REVENUE, JPMORGAN CHASE BANK LOC)+/-ss                    0.27        04/01/2041          9,645,000
      12,625,000  DISTRICT OF COLUMBIA THE AMERICAN UNIVERSITY (COLLEGE &
                  UNIVERSITY REVENUE, BANK OF AMERICA NA LOC)+/-ss                       0.28        10/01/2038         12,625,000
      14,800,000  ESCAMBIA COUNTY FL SOLID WASTE DISPOSAL SYSTEM GULF POWER
                  COMPANY PROJECT 2ND SERIES (RESOURCE RECOVERY REVENUE)+/-ss            0.33        04/01/2039         14,800,000
      34,500,000  GREGG COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                  GOOD SHEPHERD SERIES C (HCFR, RADIAN INSURED)+/-ss                     0.27        10/01/2029         34,499,987
      20,300,000  GULF COAST TX WASTE DISPOSAL AUTHORITY BP COMPANY NORTH
                  AMERICA PROJECT   (OTHER REVENUE)+/-ss                                 0.30        07/01/2034         20,300,000
      17,000,000  GULF COAST TX WASTE DISPOSAL AUTHORITY POLLUTION CONTROL
                  REVENUE BONDS AMOCO OIL COMPANY PROJECT   (PCR LOC)+/-ss               0.30        05/01/2023         17,000,000
      53,750,000  HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                  BAYLOR COLLEGE MEDICINE SERIES B (COLLEGE & UNIVERSITY
                  REVENUE, JPMORGAN CHASE BANK LOC)+/-ss                                 0.28        11/15/2047         53,750,000
      19,600,000  HARRIS COUNTY TX INDUSTRIAL DEVELOPMENT CORPORATION DEER PARK
                  REFINING (RESOURCE RECOVERY REVENUE)+/-ss                              0.26        03/01/2023         19,600,000
      20,000,000  HARRIS COUNTY TX INDUSTRIAL DEVELOPMENT CORPORATION SOLID
                  WASTE DISPOSAL (IDR)+/-ss                                              0.33        03/01/2023         20,000,000
       8,000,000  HURLEY NM PCR KENNECOTT SANTA FE (IDR)+/-ss                            0.28        12/01/2015          8,000,000
      17,585,000  ILLINOIS FINANCE AUTHORITY RESURRECTION HEALTH SERIES B (HFFA
                  REVENUE, JPMORGAN CHASE BANK LOC)+/-ss                                 0.30        05/15/2035         17,585,000
      39,598,000  ILLINOIS FINANCE AUTHORITY UNIVERSITY OF CHICAGO (COLLEGE &
                  UNIVERSITY REVENUE, BANK OF AMERICA NA LOC)+/-ss                       0.26        07/01/2038         39,598,000
      59,100,000  INDIANAPOLIS IN LOCAL PUBLIC IMPROVEMENT BOND BANK (OTHER
                  REVENUE, FSA INSURED)+/-ss                                             0.27        01/01/2036         59,100,000
     186,930,000  KENTUCKY INCORPORATED PUBLIC ENERGY AUTHORITY SERIES A (OTHER
                  REVENUE, SOCIETE GENERALE LOC)+/-ss                                    0.75        08/01/2016        186,930,000
      20,000,000  KENTUCKY MUNICIPAL POWER AGENCY FLOATERS SERIES B002 (OTHER
                  REVENUE, MORGAN STANLEY INSURED)+/-++ss                                0.40        09/01/2037         20,000,000
         980,000  KING COUNTY WA HOUSING AUTHORITY SERIES A (HOUSING REVENUE,
                  FHLMC INSURED)+/-ss                                                    0.30        07/01/2035            980,000
      12,240,000  LANCASTER COUNTY PA HOSPITAL AUTHORITY HEALTH SYSTEM
                  LANCASTER GENERAL HOSPITAL (HOSPITAL REVENUE, BANK OF AMERICA
                  NA LOC)+/-ss                                                           0.32        07/01/2041         12,240,000
      12,000,000  LOMA LINDA CA LOMA LINDA UNIVERSITY SERIES B (HCFR, BANK OF
                  AMERICA NA LOC)+/-ss                                                   0.29        12/01/2037         12,000,000
      23,635,000  LOS ANGELES AIRPORT DEVELOPMENT SERIES C (AIRPORT REVENUE,
                  CITIBANK NA LOC)+/-ss                                                  0.31        07/01/2010         23,628,697
      12,950,000  LOS ANGELES CA POWER SYSTEM SUBSERIES A3 (POWER REVENUE,
                  LLOYDS TSB BANK PLC SPA)+/-ss                                          0.22        07/01/2035         12,950,000
      17,740,000  LOUISIANA PUBLIC FACILITIES AUTHORITY (HOSPITAL REVENUE,
                  JPMORGAN CHASE BANK LOC)+/-ss                                          0.30        07/01/2028         17,740,000
      27,500,000  MASSACHUSETTS DEPARTMENT OF TRANSPORTATION CONTACT ASSISTANCE
                  A6 (HIGHWAY REVENUE, GO OF COMMONWEALTH)+/-ss                          0.27        01/01/2029         27,500,000
      16,845,000  MASSACHUSETTS DEPARTMENT OF TRANSPORTATION CONTRACT
                  ASSISTANCE A4 (HIGHWAY REVENUE, GO OF COMMONWEALTH)+/-ss               0.25        01/01/2039         16,845,000
      10,000,000  MASSACHUSETTS DEPARTMENT OF TRANSPORTATION CONTRACT
                  ASSISTANCE A7 (HIGHWAY REVENUE, GO OF COMMONWEALTH)+/-ss               0.27        01/01/2029         10,000,000
      33,850,000  MASSACHUSETTS HEFA BOSTON UNIVERSITY SERIES N (COLLEGE &
                  UNIVERSITY REVENUE, BANK OF AMERICA NA LOC)+/-ss                       0.29        10/01/2034         33,850,000
      16,000,000  MASSACHUSETTS STATE HEALTH &  EDUCATIONAL FACILITIES
                  AUTHORITY TUFTS UNIVERSITY SERIES N-1 (HOSPITAL REVENUE,
                  JPMORGAN CHASE BANK LOC)+/-ss                                          0.24        08/15/2040         16,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)

HERITAGE MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE  MATURITY DATE        VALUE
----------------  ----------------------------------------------------------------  -------------  -------------  ----------------
MUNICIPAL BONDS & NOTES (continued)
$     41,000,000  MASSACHUSETTS STATE HEFA SOUTHCOAST HEALTH OBLIGATION SERIES
                  D (HOSPITAL REVENUE, JPMORGAN CHASE BANK LOC)+/-ss                     0.26%       10/01/2049   $     41,000,000
      32,810,000  MASSACHUSETTS WATER RESOURCES AUTHORITY SERIES E (WATER
                  REVENUE, GO OF AUTHORITY)+/-ss                                         0.20        08/01/2037         32,810,000
      17,000,000  METROPOLITAN WASHINGTON DC AIRPORTS AUTHORITY SUBSERIES D-1
                  (AIRPORT REVENUE, BANK OF AMERICA NA LOC)+/-ss                         0.28        10/01/2039         17,000,000
       5,575,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS
                  REVENUE SERIES C (WATER REVENUE, WACHOVIA BANK SPA)+/-ss(q)            0.23        07/01/2027          5,575,000
      13,500,000  MICHIGAN STATE STRATEGIC FUND LIMITED TAXABLE WATERFRONT
                  SERIES A (IDR, DEUTSCHE BANK AG LOC)+/-ss                              0.44        03/01/2039         13,500,000
      14,500,000  MINNEAPOLIS & ST. PAUL MN HOUSING & RDA CHILDREN'S HOSPITALS
                  CLINICS SERIES A (OTHER REVENUE, FIRST SECURITY BANK LOC)+/-ss         0.31        08/15/2037         14,500,000
       4,955,000  MINNESOTA STATE HFA RESIDENTIAL HOUSING SERIES E (HOUSING
                  REVENUE, GO OF AUTHORITY)+/-ss                                         0.35        07/01/2038          4,955,000
       6,300,000  MINNESOTA STATE HFA RESIDENTIAL HOUSING SERIES T (HOUSING
                  REVENUE, GO OF AUTHORITY)+/-ss                                         0.35        07/01/2048          6,300,000
         445,000  MISSISSIPPI STATE TAXABLE NISSAN PROJECT A (OTHER REVENUE,
                  BANK OF AMERICA NA LOC)+/-ss                                           0.33        11/01/2028            445,000
      37,995,000  MISSISSIPPI STATE TAXABLE NISSAN PROJECT B (PROPERTY TAX
                  REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)+/-ss                        0.32        11/01/2028         37,995,000
      23,700,000  MOBILE AL INFIRMARY HEALTH SYSTEM SPECIAL CARE FACILITIES
                  SERIES A (HFFA REVENUE, BANK OF NOVA SCOTIA LOC)+/-ss                  0.27        02/01/2040         23,700,000
       9,380,000  MONTGOMERY COUNTY TN PUBLIC BUILDING AUTHORITY POOLED
                  FINANCING LOAN POOL (OTHER REVENUE, BANK OF AMERICA NA
                  LOC)+/-ss                                                              0.28        07/01/2038          9,380,000
      59,925,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY FACILITIES
                  CONSTRUCTION SERIES R1 (OTHER REVENUE, BANK OF NOVA SCOTIA
                  LOC)+/-ss                                                              0.24        09/01/2031         59,925,000
      21,500,000  NEW JERSEY HEALTH CARE FACILITIES FINANCING AUTHORITY
                  PRINCETON HEALTHCARE SERIES A (HCFR, BANK OF AMERICA NA
                  LOC)+/-ss                                                              0.27        07/01/2041         21,500,000
      22,000,000  NEW JERSEY STATE TURNPIKE AUTHORITY SERIES D (TOLLS ROAD
                  REVENUE, NATL-RE INSURED, SOCIETE GENERALE LOC)+/-ss                   0.33        01/01/2018         22,000,000
      18,000,000  NEW MEXICO FINANCE AUTHORITY STATE SUBSERIES A2 (OTHER
                  REVENUE, UBS AG LOC)+/-ss                                              0.24        06/15/2024         18,000,000
      16,900,000  NEW MEXICO FINANCE AUTHORITY STATE SUBSERIES B2 (OTHER
                  REVENUE, UBS AG LOC)+/-ss                                              0.24        12/15/2026         16,900,000
      24,000,000  NEW YORK CITY MUNICIPAL WATER FINANCE AUTHORITY (WATER &
                  SEWER REVENUE, BANK OF NOVA SCOTIA LOC)+/-ss                           0.25        06/15/2038         24,000,000
      23,000,000  NEW YORK CITY MUNICIPAL WATER FINANCE AUTHORITY (WATER &
                  WASTEWATER AUTHORITY REVENUE, FORTIS BANQUE LOC)+/-ss                  0.22        06/15/2034         23,000,000
      87,400,000  NEW YORK CITY MUNICIPAL WATER FINANCE AUTHORITY SUBSERIES B-1
                  (WATER & SEWER REVENUE, JPMORGAN CHASE BANK LOC)+/-ss                  0.27        06/15/2024         87,400,000
      22,000,000  NEW YORK CITY MUNICIPAL WATER FINANCE VARIOUS SUBORDINATED
                  SERIES B3 (WATER REVENUE, BANK OF AMERICA NA LOC)+/-ss                 0.25        06/15/2025         22,000,000
      20,000,000  NEW YORK METROPOLITAN TRANSPORTATION AUTHORITY
                  (TRANSPORTATION REVENUE, FIRST SECURITY BANK LOC)+/-++ss               0.31        11/15/2025         20,000,000
     119,300,000  NEW YORK NY CITY INDUSTRIAL DEVELOPMENT AGENCY ONE BRYANT
                  PARK LLC (IDR, BANK OF AMERICA NA & CITIBANK NA LOC)+/-ss              0.28        11/01/2039        119,300,000
      17,220,000  NEW YORK NY CITY SERIES H1 (GO - LOCAL, BANK OF NEW YORK
                  LOC)+/-ss                                                              0.28        03/01/2034         17,220,000
      29,970,000  NEW YORK NY CITY TRANSITIONAL FINANCE AUTHORITY SERIES 3
                  SUBSERIES 3C   (SALES TAX REVENUE, SPA DEXIA SA+/-ss                   0.35        11/01/2022         29,970,000
      25,000,000  NEW YORK NY IDA SERIES B (IDR, BANK OF AMERICA NA LOC)+/-ss            0.25        11/01/2039         25,000,000
      18,000,000  NEW YORK NY SERIES E SUBSERIES E-2 (PROPERTY TAX REVENUE,
                  BANK OF AMERICA NA LOC)+/-ss                                           0.25        08/01/2034         18,000,000
      43,750,000  NEW YORK NY SERIES L5 (PROPERTY TAX REVENUE, SPA DEXIA
                  SA)+/-ss                                                               0.28        04/01/2035         43,750,000
      18,580,000  NEW YORK NY SUBSERIES C-4   (PROPERTY TAX REVENUE, BNP
                  PARIBAS LOC)+/-ss                                                      0.25        08/01/2020         18,580,000
      34,000,000  NEW YORK NY SUBSERIES J3 (PROPERTY TAX REVENUE, ALLIED IRISH
                  BANK PLC LOC)+/-ss                                                     1.15        08/01/2023         34,000,000
      13,000,000  NEWPORT BEACH CA HOAG MEMORIAL HOSPITAL SERIES D (HCFR, BANK
                  OF AMERICA NA LOC)+/-ss                                                0.25        12/01/2040         13,000,000
      26,400,000  NEWPORT BEACH CALIFORNIA HOAG MEMORIAL HOSPITAL SERIES F
                  (HEALTH, HOSPITAL & NURSING HOME REVENUE, BANK OF AMERICA NA
                  LOC)+/-ss                                                              0.26        12/01/2040         26,400,000
      21,000,000  NORTH TEXAS TOLLWAY AUTHORITY (OTHER REVENUE, JPMORGAN CHASE
                  BANK LOC)+/-ss                                                         0.27        01/01/2049         21,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)

HERITAGE MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE  MATURITY DATE        VALUE
----------------  ----------------------------------------------------------------  -------------  -------------  ----------------
MUNICIPAL BONDS & NOTES (continued)
$     10,000,000  PENNSYLVANIA HOUSING FINANCE AGENCY SERIES 85C (SFMR, FNMA
                  INSURED)+/-ss                                                          0.33%       10/01/2035   $     10,000,000
      17,000,000  PHILADELPHIA PA SCHOOL DISTRICT SUBSERIES A2 (PROPERTY TAX
                  REVENUE, STATE AID WITHHOLDING)+/-ss                                   0.27        09/01/2030         17,000,000
      11,000,000  PLAQUEMINES PARISH LA ENVIRONMENTAL REVENUE BP EXPLORATION &
                  OIL INCORPORATED PROJECT (PCR)+/-ss                                    0.30        10/01/2024         11,000,000
      25,000,000  PORT ARTHUR TX NAVAL DISTRICT ENVIRONMENTAL FACILITIES MOTIVA
                  ENTERPRISES A (RESOURCE RECOVERY REVENUE)+/-ss                         0.28        12/01/2039         25,000,000
      11,000,000  PORT ARTHUR TX NAVY DISTRICT ENVIRONMENTAL FACILITIES MOTIVA
                  ENTERPRISES SERIES A  (OTHER REVENUE)+/-ss                             0.28        06/01/2040         11,000,000
      20,000,000  PORT ARTHUR TX NAVY DISTRICT ENVIRONMENTAL FACILITIES MOTIVA
                  ENTERPRISES SERIES B (OTHER REVENUE)+/-ss                              0.28        06/01/2040         20,000,000
       6,000,000  PUTNAM COUNTY GA DEVELOPMENT AUTHORITY POLLUTION CONTROL
                  (IDR)+/-ss                                                             0.23        04/01/2032          6,000,000
      10,210,000  RENO NV SALES TAX REVENUE VARIOUS REFUNDING SENIOR LIEN-RENO
                  TRANSPORTATION RAIL ACCESS CORRIDOR PROJECT (SALES TAX
                  REVENUE, BANK OF NEW YORK LOC)+/-ss                                    0.28        06/01/2042         10,210,000
      17,000,000  ROSEVILLE CA COP SERIES A (ELECTRIC REVENUE, BANK OF NEW YORK
                  LOC)+/-ss                                                              0.24        02/01/2035         17,000,000
      21,650,000  SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY
                  SERIES D (SEWER REVENUE, BANK OF AMERICA NA LOC)+/-ss                  0.26        12/01/2039         21,650,000
      45,625,000  SAN DIEGO COUNTY CA REGIONAL TRANSPORTATION COMMUNITY LIMITED
                  TAX SERIES A (SALES TAX REVENUE, JPMORGAN CHASE BANK LOC)+/-ss         0.26        04/01/2038         45,625,000
      77,720,000  SAN DIEGO COUNTY CA REGIONAL TRANSPORTATION COMMUNITY LIMITED
                  TAX SERIES B (SALES TAX REVENUE, JPMORGAN CHASE BANK LOC)+/-ss         0.26        04/01/2038         77,720,000
      58,839,000  SAN DIEGO COUNTY CA REGIONAL TRANSPORTATION COMMUNITY LIMITED
                  TAX SERIES C (SALES TAX REVENUE, DEXIA CREDIT LOCAL DE FRANCE
                  LOC)+/-ss                                                              0.32        04/01/2038         58,839,000
       4,000,000  SAN FRANCISCO CA CITY & COUNTY SERIES B-001 (OTHER REVENUE,
                  MORGAN STANLEY LIQ.)+/-++ss                                            0.40        11/01/2041          4,000,000
      10,000,000  SAN JOSE CA FINANCING AUTHORITY TAXABLE LAND SERIES F (OTHER
                  REVENUE, BANK OF AMERICA NA LOC)+/-ss                                  0.35        06/01/2034         10,000,000
      50,299,000  SAN JOSE CA INTERNATIONAL AIRPORT SERIES U (OTHER REVENUE)             0.29        06/02/2010         50,299,000
      25,000,000  SOUTH DAKOTA STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                  AVERA HEALTH SUBSERIES A1 (OTHER REVENUE, US BANK NA LOC)+/-ss         0.29        07/01/2038         25,000,000
      75,527,000  SOUTHEAST ALABAMA GAS DISTRICT ALABAMA REVENUE SUPPLY PROJECT
                  SERIES A (IDR, SOCIETE GENERALE SPA)+/-ss                              0.30        08/01/2027         75,527,000
      54,500,000  SOUTHERN CA PUBLIC POWER AUTHORITY TRANSMISSION PROJECT
                  REVENUE (UTILITIES REVENUE, LLOYDS TSB BANK PLC LOC)+/-ss              0.32        07/01/2019         54,500,000
       2,100,000  TEXAS STATE TAXABLE PRODUCT DEVELOPMENT PROGRAM SERIES A
                  (OTHER REVENUE, NATIONAL AUSTRALIA BANK SPA)+/-ss                      0.35        06/01/2045          2,100,000
      21,000,000  UTAH TRANSPORTATION AUTHORITY SALES TAX SUBSERIES B (SALES
                  TAX REVENUE, FORTIS BANK NA LOC)+/-ss                                  0.27        06/15/2036         21,000,000
      18,900,000  VALDEZ AK MARINE TERMINAL REVENUE BP PIPELINES INCORPORATED
                  PROJECT SERIES A   (IDR)+/-ss                                          0.28        06/01/2037         18,900,000
      14,000,000  VALDEZ AK MARINE TERMINAL REVENUE BP PIPELINES INCORPORATED
                  PROJECT SERIES B (IDR, BP PLC LOC)+/-ss                                0.28        07/01/2037         14,000,000
       7,800,000  VALDEZ AK MARINE TERMINAL REVENUE BP PIPELINES INCORPORATED
                  PROJECT SERIES C (IDR)+/-ss                                            0.28        07/01/2037          7,800,000
         490,000  WAYNE COUNTY AIRPORT AUTHORITY SERIES F (AIRPORT REVENUE,
                  JPMORGAN CHASE BANK LOC)+/-ss                                          0.31        12/01/2016            490,000
       5,140,000  WEST VIRGINIA STATE HOSPITAL FINANCE AUTHORITY UNITED HEALTH
                  SYSTEMS SERIES A (HOSPITAL REVENUE, BANK OF AMERICA NA LOC)+/-ss       0.28        06/01/2041          5,140,000
      10,000,000  WHITING INDUSTRY ENVIRONMENTAL FACILITIES NORTH AMERICA PJ
                  (IDR)+/-ss                                                             0.30        07/01/2035         10,000,000
TOTAL MUNICIPAL BONDS & NOTES (COST $3,114,212,684)                                                                  3,114,212,684
                                                                                                                  ================
REPURCHASE AGREEMENTS(z): 14.48%
     721,000,000  BANK OF AMERICA SECURITIES LLC, DATED /28/2010, MATURING
                  6/01/2010, MATURITY VALUE $721,012,017 (1)                              0.20       06/01/2010        721,000,000
      99,000,000  BANK OF AMERICA SECURITIES LLC, DATED 5/28/2010, MATURING
                  6/01/2010, MATURITY VALUE $99,002,640 (2)                               0.32       06/01/2010         99,000,000
     174,000,000  BARCLAYS CAPITAL INCORPORATED, DATED 5/28/2010, MATURING
                  6/01/2010, MATURITY VALUE $174,003,335 (3)                              0.23       06/01/2010        174,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)

HERITAGE MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE  MATURITY DATE        VALUE
----------------  ----------------------------------------------------------------  -------------  -------------  ----------------
REPURCHASE AGREEMENTS(z) (continued)
$     41,000,000  BARCLAYS CAPITAL INCORPORATED, DATED 5/28/2010, MATURING
                  6/01/2010, MATURITY VALUE $41,001,093 (4)                              0.32%       06/01/2010   $     41,000,000
     961,000,000  BARCLAYS CAPITAL INCORPORATED, DATED 5/28/2010, MATURING
                  6/01/2010, MATURITY VALUE $961,016,017 (5)                             0.20        06/01/2010        961,000,000
     507,000,000  BNP PARIBAS SECURITIES, DATED 5/28/2010, MATURING 6/01/2010,
                  MATURITY VALUE $507,008,873 (6)                                        0.21        06/01/2010        507,000,000
     480,000,000  CITIGROUP GLOBAL MARKETS, DATED 5/28/2010, MATURING
                  6/01/2010, MATURITY VALUE $480,008,400 (7)                             0.21        06/01/2010        480,000,000
      93,900,000  CITIGROUP GLOBAL MARKETS, DATED 5/28/2010, MATURING
                  6/01/2010, MATURITY VALUE $93,901,643 (8)                              0.21        06/01/2010         93,900,000
     296,000,000  GOLDMAN SACHS & COMPANY, DATED 5/28/2010, MATURING 6/01/2010,
                  MATURITY VALUE $296,004,933 (9)                                        0.20        06/01/2010        296,000,000
     506,000,000  JPMORGAN SECURITIES, DATED 5/28/2010, MATURING 6/01/2010,
                  MATURITY VALUE $506,008,855 (10)                                       0.21        06/01/2010        506,000,000
     480,000,000  RBS SECURITIES INCORPORATED, DATED 5/28/2010, MATURING
                  6/01/2010, MATURITY VALUE $480,008,400 (11)                            0.21        06/01/2010        480,000,000
TOTAL REPURCHASE AGREEMENTS (COST $4,358,900,000)                                                                    4,358,900,000
                                                                                                                  ================
SECURED MASTER NOTE AGREEMENT: 2.41%
     501,638,000  BANK OF AMERICA SECURITIES LLC+/-ss                                    0.37        09/09/2034        501,638,000
     224,252,000  CITIGROUP GLOBAL MARKETS INCORPORATED+/-ss                             0.72        09/09/2049        224,252,000
TOTAL SECURED MASTER NOTE AGREEMENT (COST $725,890,000)                                                                725,890,000
                                                                                                                  ================
TIME DEPOSITS: 16.60%
     300,000,000  ABN AMRO BANK NV                                                       0.27        06/01/2010        300,000,000
      99,000,000  ALLIED IRISH BANKS PLC                                                 0.55        06/03/2010         99,000,000
     235,000,000  ALLIED IRISH BANKS PLC                                                 0.55        06/04/2010        235,000,000
     214,000,000  BANK OF IRELAND                                                        0.50        06/01/2010        214,000,000
     157,000,000  BANK OF IRELAND                                                        0.55        06/03/2010        157,000,000
     228,000,000  BANK OF NOVA SCOTIA LONDON                                             0.25        06/01/2010        228,000,000
     132,000,000  BNP PARIBAS PARIS                                                      0.26        06/01/2010        132,000,000
      42,000,000  COMMERZBANK GRAND CAYMAN                                               0.22        06/01/2010         42,000,000
     137,000,000  CREDIT AGRICOLE                                                        0.25        06/01/2010        137,000,000
     140,000,000  DANSKE BANK A/S COPENHAGEN                                             0.30        06/02/2010        140,000,000
     286,000,000  DANSKE BANK A/S COPENHAGEN                                             0.35        06/01/2010        286,000,000
     317,000,000  DEUTSCHE BANK CAYMAN                                                   0.22        06/01/2010        317,000,000
      46,000,000  DEXIA BANK SA BRUSSELS                                                 0.40        06/03/2010         46,000,000
     318,000,000  DNB NOR BANK ASA                                                       0.24        06/01/2010        318,000,000
     183,000,000  DZ BANK AG                                                             0.22        06/01/2010        183,000,000
     227,000,000  FORTIS BANK NV SA                                                      0.32        06/01/2010        227,000,000
      53,000,000  FORTIS BANK NV SA                                                      0.38        06/01/2010         53,000,000
      56,000,000  FORTIS BANK NV SA                                                      0.38        06/02/2010         56,000,000
     165,000,000  GROUPE BPCE                                                            0.28        06/01/2010        165,000,000
     265,000,000  INTESA SANPAOLO SPA                                                    0.36        06/02/2010        265,000,000
     345,000,000  KBC BANK NV BRUSSELS                                                   0.23        06/01/2010        345,000,000
     131,000,000  NATIXIS CAYMAN ISLANDS                                                 0.40        06/01/2010        131,000,000
     319,000,000  NRW BANK                                                               0.27        06/01/2010        319,000,000
     129,000,000  SOCIETE GENERALE PARIS                                                 0.35        06/01/2010        129,000,000
     474,000,000  UBS AG CAYMAN ISLANDS                                                  0.30        06/02/2010        474,000,000
TOTAL TIME DEPOSITS (COST $4,998,000,000)                                                                            4,998,000,000
                                                                                                                  ================
US TREASURY SECURITIES: 0.89%
US TREASURY BILLS: 0.89%
     268,000,000  US TREASURY BILL##                                                     0.23        11/18/2010        267,720,154
                                                                                                                  ----------------
TOTAL US TREASURY SECURITIES (COST $267,720,154)                                                                       267,720,154
                                                                                                                  ================

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)

HERITAGE MONEY MARKET FUND

TOTAL INVESTMENTS IN SECURITIES
   (COST $30,722,427,629)*                                                 102.04%                                $ 30,722,427,629
                                                                           ------                                 ----------------
OTHER ASSETS AND LIABILITIES, NET                                           (2.04)                                    (613,820,304)
                                                                           ------                                 ----------------
TOTAL NET ASSETS                                                           100.00%                                $ 30,108,607,325
                                                                           ======                                 ================

+/-  VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(p)  ASSET-BACKED COMMERCIAL PAPER.

##   ZERO COUPON SECURITY. RATE REPRESENTS YIELD TO MATURITY.

(i)  ILLIQUID SECURITY.

ss  THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE
     EFFECTIVE MATURITY.

(q)  CREDIT ENHANCEMENT IS PROVIDED BY AN AFFILIATE.

(z) COLLATERALIZED BY:

(1) U.S. GOVERNMENT SECURITY, 5.50%, 6/1/2038, MARKET VALUE INCLUDING ACCRUED INTEREST IS $742,630,000. U.S. GOVERNMENT SECURITIES, 0.00% TO 0.35%, 6/7/2010 TO 6/11/2010, MARKET VALUE INCLUDING ACCRUED

(2) INTEREST IS $100,980,000. U.S. GOVERNMENT SECURITIES, 2.90% TO 6.00%, 4/1/2018 TO 5/1/2040, MARKET VALUE INCLUDING ACCRUED

(3) INTEREST IS $179,220,000. U.S. GOVERNMENT SECURITIES, 0.00%, 6/3/2010 TO 2/3/2012, MARKET VALUE INCLUDING ACCRUED INTEREST

(4)  IS $41,820,000. U.S. GOVERNMENT SECURITIES, 0.00% TO 7.00%, 6/25/2010 TO
     3/20/2059, MARKET VALUE INCLUDING ACCRUED

(5) INTEREST IS $975,494,802. U.S. GOVERNMENT SECURITIES, 0.00% TO 6.50%, 8/1/2021 TO 5/1/2040, MARKET VALUE INCLUDING ACCRUED

(6) INTEREST IS $522,210,000. U.S. GOVERNMENT SECURITIES, 0.00% TO 5.50%, 5/1/2025 TO 2/20/2040, MARKET VALUE INCLUDING ACCRUED

(7) INTEREST IS $494,400,000. U.S. GOVERNMENT SECURITIES, 0.00% TO 2.50%, 10/7/2010 TO 7/15/2016, MARKET VALUE INCLUDING ACCRUED

(8) INTEREST IS $95,778,034. U.S. GOVERNMENT SECURITIES, 4.00% TO 7.00%, 9/20/2033 TO 5/20/2040, MARKET VALUE INCLUDING ACCRUED

(9) INTEREST IS $304,880,000. U.S. GOVERNMENT SECURITIES, 4.00% TO 11.50%, 4/15/2013 TO 12/15/2050, MARKET VALUE INCLUDING

(10) ACCRUED INTEREST IS $521,182,622. U.S. GOVERNMENT SECURITIES, 0.00% TO 2.50%, 4/27/2011 TO 5/1/2040, MARKET VALUE INCLUDING ACCRUED

(11) INTEREST IS $492,345,285.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)

MINNESOTA MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE  MATURITY DATE        VALUE
----------------  ----------------------------------------------------------------  -------------  -------------  ----------------
MUNICIPAL BONDS & NOTES: 99.91%
MINNESOTA: 99.91%
$        650,000  ANDOVER MN PRESBYTERIAN HOMES INCORPORATED PROJECT (HOUSING
                  REVENUE, FNMA INSURED)ss+/-                                            0.27%       11/15/2033   $        650,000
       1,685,000  ARDEN HILLS MN HOUSING & HEALTHCARE FACILITIES PRESBYTERIAN
                  HOMES SERIES A UNITED STATES BANK INSURED (HCFR, US BANK NA
                  LOC)ss+/-                                                              0.30        09/01/2029          1,685,000
         100,000  ARDEN HILLS MN PRESBYTERIAN HOMES SERIES B (HCFR, US BANK NA
                  LOC)ss+/-                                                              0.30        09/01/2029            100,000
       1,635,000  BECKER MN PLYMOUTH FOAM PROJECT (IDR, US BANK NA LOC)ss+/-             0.49        05/01/2019          1,635,000
       1,745,000  BLOOMINGTON MN BRISTOL VILLAGE (HOUSING REVENUE, FNMA
                  INSURED)ss+/-                                                          0.34        11/15/2032          1,745,000
         585,000  BLOOMINGTON MN HOUSING & RDA MASONIC HOME CLUSTER (HOUSING
                  REVENUE, US BANK NA LOC)ss+/-                                          0.42        08/01/2025            585,000
         605,000  BLOOMINGTON MN NORLAN PARTNERS SERIES B (HOUSING REVENUE,
                  LASALLE NATIONAL BANK NA LOC)ss+/-                                     0.42        07/15/2032            605,000
       1,700,000  BLOOMINGTON MN PRESBYTERIAN HOMES (OTHER REVENUE, FHLMC
                  INSURED)ss+/-                                                          0.27        07/01/2038          1,700,000
       3,700,000  CENTER CITY MN HAZELDEN FOUNDATION PROJECT (HCFR, BANK OF NEW
                  YORK LOC)ss+/-                                                         0.30        11/01/2035          3,700,000
       1,750,000  CENTER CITY MN HEALTH CARE FACILITIES HAZELDEN FOUNDATION
                  PROJECT (HOSPITAL REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-             2.30        11/01/2027          1,750,000
       1,100,000  COHASSET MN POWER & LIGHT COMPANY PROJECT B (IDR, LASALLE
                  NATIONAL BANK NA LOC)ss+/-                                             0.38        06/01/2013          1,100,000
       1,250,000  COHASSET MN POWER & LIGHT COMPANY PROJECT C (IDR, ABN AMRO
                  BANK INSURED)ss+/-                                                     0.42        06/01/2013          1,250,000
         955,000  COON RAPIDS MN DRAKE APARTMENTS PROJECT A (OTHER REVENUE,
                  FNMA INSURED)ss+/-                                                     0.34        06/15/2038            955,000
         335,000  DAKOTA COUNTY MN CDA BRENTWOOD HILLS APARTMENTS PROJECT
                  SERIES B (HOUSING REVENUE, LASALLE NATIONAL BANK NA LOC)ss+/-          0.59        09/01/2038            335,000
         110,000  DAKOTA COUNTY MN CDA CATHOLIC FINANCE CORPORATION (ECONOMIC
                  DEVELOPMENT REVENUE, US BANK NA LOC)ss+/-                              0.37        01/01/2012            110,000
         915,000  DAKOTA COUNTY MN RDA (OTHER REVENUE, MERRILL LYNCH CAPITAL
                  SERVICES LOC)ss+/-                                                     0.34        06/01/2029            915,000
       2,795,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-489 (OTHER
                  REVENUE, AMBAC INSURED)ss+/-                                           0.31        01/01/2030          2,795,000
       5,000,000  DULUTH MN SEAWAY PORT AUTHORITY SAINT LAWRENCE CEMENT
                  INCORPORATED PROJECT (IDR, WACHOVIA BANK LOC)ss +/-(q)                 0.27        03/01/2020          5,000,000
       5,000,000  EAST GRAND FORKS MN VARIOUS REFERENCE AMERICAN CRYSTAL SUGAR
                  COMPANY (RESOURCE RECOVERY REVENUE, COBANK ACB LOC)ss+/-               0.30        12/01/2021          5,000,000
       1,260,000  EDINA MN EDINA PARK PLAZA (MFHR, FHLMC INSURED)ss+/-                   0.27        12/01/2029          1,260,000
       1,850,000  FOREST LAKE MN KILKENNY COURT APARTMENTS PROJECT (OTHER
                  REVENUE, FNMA INSURED)ss+/-                                            0.30        08/15/2038          1,850,000
         815,000  HENNEPIN COUNTY MN HOUSING & RDA STONE ARCH APARTMENTS
                  PROJECT (MFHR, LASALLE NATIONAL BANK NA LOC)ss+/-                      0.31        04/15/2035            815,000
       1,245,000  MAHTOMEDI MN BRIARCLIFF MANOR APARTMENTS SERIES A (OTHER
                  REVENUE, FNMA INSURED)ss+/-                                            0.34        06/15/2038          1,245,000
         275,000  MAPLEWOOD MN EDUCATIONAL FACILITIES MOUNDS PARK ACADEMY
                  PROJECT (PRIVATE SCHOOL REVENUE, US BANK NA LOC)ss+/-                  0.29        10/01/2023            275,000
         400,000  MINNEAPOLIS & ST. PAUL MN HOUSING & RDA ALLINA HEALTH SYSTEM
                  PROJECT SERIES B-2 (HCFR, JPMORGAN CHASE BANK LOC)ss+/-                0.28        11/15/2035            400,000
       2,700,000  MINNEAPOLIS & ST. PAUL MN HOUSING & RDA CHILDRENS HEALTH CARE
                  SERIES B (OTHER REVENUE, FIRST SECURITY BANK LOC)ss+/-                 0.29        08/15/2025          2,700,000
       1,100,000  MINNEAPOLIS & ST. PAUL MN HOUSING & RDA CHILDRENS HOSPITALS
                  CLINICS SERIES A (OTHER REVENUE, FIRST SECURITY BANK LOC)ss+/-         0.31        08/15/2037          1,100,000
         250,000  MINNEAPOLIS & ST. PAUL MN HOUSING & RDA HEALTH CARE
                  FACILITIES SERIES A (HCFR, FIRST SECURITY BANK LOC)ss+/-               0.31        08/15/2034            250,000
       4,535,000  MINNEAPOLIS & ST. PAUL MN HOUSING & REDEVELOPMENT AUTHORITY
                  ALLINA HEALTH SYSTEM SERIES B-1 (HFFA REVENUE, JPMORGAN CHASE
                  BANK LOC)ss+/-                                                         0.26        11/15/2035          4,535,000
         160,000  MINNEAPOLIS MN CDA C&G PARTNERS PROJECT (OTHER REVENUE, US
                  BANK NA LOC)ss+/-                                                      0.29        12/01/2015            160,000
       3,335,000  MINNEAPOLIS MN GATEWAY REAL ESTATE (HOUSING REVENUE, US BANK
                  NA LOC)ss+/-                                                           0.36        10/01/2032          3,335,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)

MINNESOTA MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE  MATURITY DATE        VALUE
----------------  ----------------------------------------------------------------  -------------  -------------  ----------------
MINNESOTA (continued)
$        307,000  MINNEAPOLIS MN MINNEHAHA ACADEMY PROJECT (PRIVATE SCHOOL
                  REVENUE, US BANK NA LOC)ss+/-                                          0.30%       05/01/2026   $        307,000
       1,800,000  MINNEAPOLIS MN PEOPLE SERVING PEOPLE PROJECT SERIES A (OTHER
                  REVENUE, US BANK NA LOC)ss+/-                                          0.30        10/01/2021          1,800,000
       1,300,000  MINNESOTA STATE CONCORDIA UNIVERSITY SERIES P1 (COLLEGE &
                  UNIVERSITY REVENUE, US BANK NA LOC)ss+/-                               0.29        04/01/2027          1,300,000
         510,000  MINNESOTA STATE HEFAR HAMLINE UNIVERSITY SERIES 6E1 (COLLEGE
                  & UNIVERSITY REVENUE, HARRIS TRUST SAVINGS BANK LOC)ss+/-              0.28        10/01/2016            510,000
       2,400,000  MINNESOTA STATE HEFAR OLAF COLLEGE FIVE M2 (COLLEGE &
                  UNIVERSITY REVENUE, HARRIS TRUST SAVINGS BANK LOC)ss+/-                0.30        10/01/2020          2,400,000
       3,700,000  MINNESOTA STATE HEFAR OLAF COLLEGE SERIES 5-M1 (COLLEGE &
                  UNIVERSITY REVENUE, HARRIS TRUST SAVINGS BANK LOC)ss+/-                0.30        10/01/2032          3,700,000
       3,575,000  MINNESOTA STATE HEFAR OLAF COLLEGE SERIES 5H (COLLEGE &
                  UNIVERSITY REVENUE, HARRIS TRUST SAVINGS BANK LOC)ss+/-                0.30        10/01/2030          3,575,000
         500,000  MINNESOTA STATE HFA RESIDENTIAL HOUSING SERIES 1 (HOUSING
                  REVENUE, LLOYDS BANK LOC)ss+/-                                         0.30        01/01/2036            500,000
       1,315,000  MINNESOTA STATE HFA RESIDENTIAL HOUSING SERIES C (HOUSING
                  REVENUE, FHLB INSURED)ss+/-                                            0.30        07/01/2048          1,315,000
       3,950,000  MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 6H (OTHER
                  REVENUE, BANK OF NEW YORK LOC)ss+/-                                    0.28        10/01/2032          3,950,000
         235,000  MINNETONKA MN (HOUSING REVENUE, FNMA INSURED)ss+/-                     0.27        05/15/2034            235,000
         650,000  PINE CITY MN STATE AGENCY (HOUSING REVENUE, FNMA INSURED)ss+/-         0.27        04/15/2036            650,000
         340,000  PLYMOUTH MN DAILY PRINTING INCORPORATED PROJECT (IDR, US BANK
                  NA LOC)ss+/-                                                           0.59        10/01/2010            340,000
       4,865,000  PLYMOUTH MN THE LAKES APARTMENTS PROJECT (HOUSING REVENUE,
                  FHLMC INSURED)ss+/-                                                    0.34        08/01/2034          4,865,000
         650,000  ROCHESTER MN HEALTH CARE FACILITIES MAYO FOUNDATION (HOSPITAL
                  REVENUE, BANK OF AMERICA NA LOC)ss+/-                                  0.32        08/15/2032            650,000
         145,000  ROSEVILLE MN PRESBYTERIAN HOMES CARE PROJECT (HCFR, US BANK
                  NA LOC)ss+/-                                                           0.30        10/01/2029            145,000
       1,175,000  RUSH CITY MN PLASTECH CORPORATION PROJECT (IDR, US BANK NA
                  LOC)ss+/-                                                              0.39        09/01/2014          1,175,000
       1,275,000  ST. ANTHONY MN LANDINGS SILVER LAKE SERIES A (MFHR, LASALLE
                  NATIONAL BANK NA LOC)ss+/-                                             0.36        10/01/2037          1,275,000
       4,850,000  ST. CLOUD MN CENRACARE HEALTH SERIES A (HOSPITAL REVENUE,
                  BANK OF NOVA SCOTIA LOC)ss+/-                                          0.25        05/01/2042          4,850,000
       1,875,000  ST. LOUIS PARK MN NEWPORT ON SEVEN APARTMENTS PROJECT (MFHR,
                  FNMA INSURED)ss+/-                                                     0.34        09/15/2031          1,875,000
       1,500,000  ST. PAUL MN HOUSING & RDA BRIGECREEK SENIOR PLACE SERIES A
                  (HOUSING REVENUE, LASALLE NATIONAL BANK NA LOC)ss+/-                   0.36        06/15/2037          1,500,000
         435,000  ST. PAUL MN HOUSING & RDA PUBLIC RADIO PROJECT (OTHER
                  REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                               1.25        05/01/2022            435,000
       1,700,000  ST. PAUL MN PORT AUTHORITY (IDR, DEUTSCHE BANK AG LOC)ss+/-            0.27        12/01/2028          1,700,000
         375,000  ST. PAUL MN PORT AUTHORITY (IDR, DEUTSCHE BANK AG LOC)ss+/-            0.27        12/01/2028            375,000
       2,515,000  ST. PAUL MN PORT AUTHORITY AMHERST H WILDER FOUNDATION SERIES
                  06-3 (RECREATIONAL FACILITIES REVENUE, BANK OF NEW YORK LOC)ss+/-      0.30        04/01/2036          2,515,000
       2,350,000  ST. PAUL MN PORT AUTHORITY DISTRICT HEATING SERIES 14-S (IDR,
                  DEUTSCHE BANK AG LOC)ss+/-                                             0.27        12/01/2028          2,350,000
       3,070,000  ST. PAUL MN PORT AUTHORITY DISTRICT SERIES 9BB (IDR, DEUTSCHE
                  BANK AG LOC)ss+/-                                                      0.27        03/01/2029          3,070,000
         450,000  ST. PAUL MN PORT AUTHORITY HARRIS CONTRACTING COMPANY PROJECT
                  SERIES A (IDR, US BANK NA LOC)ss+/-                                    0.59        05/01/2016            450,000
       2,450,000  ST. PAUL MN PORT AUTHORITY TAX INCREMENT WESTGATE OFFICE &
                  INDUSTRIAL CENTER PROJECT (IDR, US BANK NA LOC)ss+/-                   0.27        02/01/2015          2,450,000
       3,370,000  ST. PAUL MN PUBLIC RADIO PROJECT SERIES 7 (OTHER REVENUE,
                  ALLIED IRISH BANK PLC LOC)ss+/-                                        1.25        05/01/2025          3,370,000
       3,800,000  STEVENS COUNTY MN VARIOUS RIVERVIEW DAIRY LLP PROJECT
                  (RESOURCE RECOVERY REVENUE, AGCOUNTRY FARM CREDIT LOC)ss+/-            0.40        08/01/2032          3,800,000
         665,000  STEWARTVILLE MN HALCON CORPORATION PROJECT (IDR, US BANK NA
                  LOC)ss+/-                                                              0.34        03/01/2018            665,000
       3,100,000  SWIFT COUNTY, MN SOLID WASTE EAST DUBLIN DAIRY LLP PROJECT
                  (RESOURSE RECOVERY REVENUE, AGCOUNTRY FARM CREDIT LOC)ss+/-            0.40        04/01/2033          3,100,000
       1,480,000  UNIVERSITY OF MINNESOTA SERIES A (COLLEGE & UNIVERSITY
                  REVENUE, GO OF UNIVERSITY INSURED)ss+/-                                0.29        08/15/2031          1,480,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)

MINNESOTA MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE  MATURITY DATE        VALUE
----------------  ----------------------------------------------------------------  -------------  -------------  ----------------
MINNESOTA (continued)
$        175,000  UNIVERSITY OF MINNESOTA SERIES C (COLLEGE & UNIVERSITY
                  REVENUE, GO OF UNIVERSITY INSURED)ss+/-                                0.30%       12/01/2036   $        175,000
                                                                                                                  ----------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $112,392,000)*                                                     99.91%                                     112,392,000
OTHER ASSETS AND LIABILITIES, NET                                            0.09                                          100,513
                                                                           ------                                 ----------------
TOTAL NET ASSETS                                                           100.00%                                $    112,492,513
                                                                           ======                                 ================

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-  VARIABLE RATE INVESTMENTS.

(q)  CREDIT ENHANCEMENT IS PROVIDED BY AN AFFILIATE.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)

MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE  MATURITY DATE        VALUE
----------------  ---------------------------------------------------------------  -------------  -------------  -----------------
AGENCY NOTES - INTEREST BEARING: 0.36%
  $    1,000,000  FHLMC+/-ss                                                           0.23%        09/03/2010   $       1,000,062
      17,000,000  FHLMC+/-ss                                                           0.20         02/02/2012          16,977,094
       4,000,000  FNMA+/-ss                                                            0.19         07/13/2010           3,999,724
TOTAL AGENCY NOTES - INTEREST BEARING (COST $21,976,880)                                                                21,976,880
                                                                                                                 =================
BANKERS ACCEPTANCE NOTES: 0.15%
DOMESTIC BANKS: 0.15%
       1,100,000  BANK OF AMERICA NA##                                                 0.32         08/18/2010           1,099,237
       8,000,000  BANK OF AMERICA NA##                                                 0.32         08/20/2010           7,994,311
                                                                                                                 -----------------
TOTAL BANKERS ACCEPTANCE NOTES (COST $9,093,548)                                                                         9,093,548
                                                                                                                 =================
CERTIFICATES OF DEPOSIT: 6.94%
      20,000,000  ABBEY NATIONAL TREASURY SERVICES+/-                                  0.34         12/10/2010          20,000,000
      58,000,000  ABBEY NATIONAL TREASURY SERVICES+/-                                  0.37         02/14/2011          58,000,000
      14,000,000  BANK OF MONTREAL+/-                                                  0.28         06/07/2010          14,000,000
      32,000,000  BARCLAYS BANK PLC (NEW YORK)+/-                                      0.83         11/08/2010          32,000,000
      88,000,000  BARCLAYS BANK PLC (NEW YORK)+/-                                      0.59         01/19/2011          88,000,000
      12,000,000  CALYON (NEW YORK)+/-                                                 0.25         06/02/2010          12,000,000
      39,000,000  LLOYDS TSB BANK PLC (NEW YORK)+/-                                    0.57         07/26/2010          39,000,000
      45,000,000  LLOYDS TSB BANK PLC (NEW YORK)+/-                                    0.57         11/12/2010          45,000,000
      10,000,000  NATIXIS (NEW YORK)+/-                                                0.65         02/04/2011          10,000,000
      45,000,000  RABOBANK NEDERLAND NV (NEW YORK)+/-                                  0.34         10/19/2010          45,000,000
       5,000,000  RABOBANK NEDERLAND NV (NEW YORK)+/-ss                                0.25         01/06/2011           5,000,000
       8,000,000  RABOBANK NEDERLAND NV (NEW YORK)+/-                                  0.29         01/07/2011           8,000,000
      47,000,000  ROYAL BANK SCOTLAND PLC (CONNECTICUT)+/-                             0.95         07/16/2010          47,000,000
       5,000,000  WESTPAC BANKING CORPORATION+/-++                                     0.44         04/19/2011           5,004,911
TOTAL CERTIFICATES OF DEPOSIT (COST $428,004,911)                                                                      428,004,911
                                                                                                                 =================
COMMERCIAL PAPER: 54.55%
       3,000,000  ACTS RETIREMENT-LIFE COMMUNITIES INCORPORATED##                      0.22         06/08/2010           2,999,854
      10,000,000  ALACHUA COUNTY FL SCHOOL DISTRICT                                    0.34         06/01/2010          10,000,000
       9,000,000  ALACHUA COUNTY FL SCHOOL DISTRICT                                    0.34         06/03/2010           9,000,000
      21,000,000  AMSTEL FUNDING CORPORATION##++(p)                                    0.46         06/01/2010          21,000,000
      15,000,000  AMSTEL FUNDING CORPORATION##++(p)                                    0.43         06/07/2010          14,998,750
      17,000,000  AMSTEL FUNDING CORPORATION##++(p)                                    0.45         06/10/2010          16,997,875
      35,000,000  AMSTEL FUNDING CORPORATION##++(p)                                    0.51         07/30/2010          34,970,172
       1,500,000  AMSTERDAM FUNDING CORPORATION##++(p)                                 0.27         07/08/2010           1,499,568
       7,000,000  AMSTERDAM FUNDING CORPORATION##++(p)                                 0.27         07/14/2010           6,997,659
      23,000,000  AMSTERDAM FUNDING CORPORATION##++(p)                                 0.30         07/21/2010          22,990,014
       5,000,000  AMSTERDAM FUNDING CORPORATION##++(p)                                 0.44         07/27/2010           4,996,500
       4,400,000  AMSTERDAM FUNDING CORPORATION##++(p)                                 0.46         07/29/2010           4,396,668
      16,000,000  ANGLO IRISH BANK CORPORATION LIMITED##++                             0.00         06/01/2010          16,000,000
      12,000,000  ANTALIS US FUNDING CORPORATION##++(p)                                0.38         06/14/2010          11,998,223
       6,000,000  ANTALIS US FUNDING CORPORATION##++(p)                                0.39         06/15/2010           5,999,020
       8,000,000  ANTALIS US FUNDING CORPORATION##++(p)                                0.35         06/17/2010           7,998,684
       2,000,000  ANTALIS US FUNDING CORPORATION##++(p)                                0.40         06/23/2010           1,999,487
       4,300,000  ANTALIS US FUNDING CORPORATION##++(p)                                0.41         06/28/2010           4,298,646
      12,000,000  ANTALIS US FUNDING CORPORATION##++(p)                                0.29         07/12/2010          11,995,900
      17,000,000  ANTALIS US FUNDING CORPORATION##++(p)                                0.27         07/13/2010          16,994,073
      21,000,000  ANZ NATIONAL (INTERNATIONAL) LIMITED+/-++                            0.49         10/20/2010          21,000,000
      41,000,000  ANZ NATIONAL (INTERNATIONAL) LIMITED+/-++                            0.44         01/11/2011          41,000,000
       2,000,000  ARABELLA FINANCE LLC##++(p)                                          0.44         06/14/2010           1,999,661
       3,000,000  ARABELLA FINANCE LLC##++(p)                                          0.44         06/15/2010           2,999,452
       3,000,000  ARABELLA FINANCE LLC##++(p)                                          0.44         06/18/2010           2,999,348
       5,400,000  ARABELLA FINANCE LLC##++(p)                                          0.48         06/23/2010           5,398,350
       2,000,000  ARABELLA FINANCE LLC##++(p)                                          0.49         07/19/2010           1,998,667
       9,000,000  ARGENTO VARIABLE  FUNDING LLC##++(p)                                 0.30         06/28/2010           8,997,908
      23,000,000  ARGENTO VARIABLE  FUNDING LLC##++(p)                                 0.33         07/26/2010          22,988,053

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)

MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE  MATURITY DATE        VALUE
----------------  ---------------------------------------------------------------  -------------  -------------  -----------------
COMMERCIAL PAPER (continued)
$     10,000,000  ARGENTO VARIABLE  FUNDING LLC##++(p)                                 0.33%        07/27/2010   $       9,994,711
       8,500,000  ASB FINANCE LIMITED (LONDON)+/-++                                    0.43         12/08/2010           8,500,460
      17,000,000  ASB FINANCE LIMITED (LONDON)+/-++                                    0.47         12/13/2010          17,000,922
      13,000,000  ASB FINANCE LIMITED (LONDON)+/-++                                    0.40         01/10/2011          13,000,000
      16,000,000  ASB FINANCE LIMITED (LONDON)+/-++                                    0.37         01/12/2011          15,999,505
       8,500,000  ASB FINANCE LIMITED (LONDON)+/-++                                    0.37         04/18/2011           8,500,742
      50,000,000  ASPEN FUNDING CORPORATION##++(p)                                     0.23         06/10/2010          49,996,875
      11,034,000  ASPEN FUNDING CORPORATION##++(p)                                     0.33         06/15/2010          11,032,498
       8,000,000  ATLANTIC ASSET SECURITIZATION CORPORATION##++(p)                     0.39         07/01/2010           7,997,333
       7,100,000  AUTOBAHN FUNDING COMPANY LLC##++(p)                                  0.37         06/15/2010           7,098,896
       4,000,000  AUTOBAHN FUNDING COMPANY LLC##++(p)                                  0.28         06/16/2010           3,999,500
       2,000,000  AUTOBAHN FUNDING COMPANY LLC##++(p)                                  0.40         06/25/2010           1,999,440
      24,000,000  AUTOBAHN FUNDING COMPANY LLC##++(p)                                  0.27         06/28/2010          23,994,960
       5,000,000  AUTOBAHN FUNDING COMPANY LLC##++(p)                                  0.30         07/12/2010           4,998,235
       8,613,000  AUTOBAHN FUNDING COMPANY LLC##++(p)                                  0.30         07/13/2010           8,609,885
       1,000,000  AUTOBAHN FUNDING COMPANY LLC##++(p)                                  0.31         07/14/2010             999,618
         557,328  BANK OF AMERICA NA##                                                 0.21         06/07/2010             557,306
       2,000,000  BANK OF AMERICA NA##                                                 0.32         08/23/2010           1,998,524
       4,000,000  BANQUE ET CAISSE##                                                   0.26         07/06/2010           3,998,950
      48,000,000  BANQUE ET CAISSE##                                                   0.27         07/14/2010          47,983,947
      12,000,000  BEETHOVEN FUNDING CORPORATION##++(p)                                 0.28         06/03/2010          11,999,720
       9,000,000  BELMONT FUNDING LLC##++(p)                                           0.24         06/02/2010           8,999,883
       7,000,000  BG ENERGY FINANCE INCORPORATION##++                                  0.41         07/02/2010           6,997,468
      17,000,000  BNP PARIBAS FINANCE INCORPORATED##                                   0.28         07/09/2010          16,994,796
       1,750,000  BNZ INTERNATIONAL FUNDING LIMITED##++                                0.25         07/01/2010           1,749,621
       5,000,000  BNZ INTERNATIONAL FUNDING LIMITED##++                                0.26         07/07/2010           4,998,650
      18,000,000  BNZ INTERNATIONAL FUNDING LIMITED##++                                0.60         08/26/2010          17,974,200
      10,000,000  BPCE SA##++                                                          0.29         07/06/2010           9,997,083
      11,000,000  BPCE SA##++                                                          0.29         07/14/2010          10,996,058
       6,000,000  CAFCO LLC##++(p)                                                     0.11         06/02/2010           5,999,965
       2,000,000  CAFCO LLC##++(p)                                                     0.28         07/06/2010           1,999,436
      14,000,000  CAFCO LLC##++(p)                                                     0.33         07/28/2010          13,992,463
      11,700,000  CAFCO LLC##++(p)                                                     0.38         08/05/2010          11,691,973
       1,000,000  CANCARA ASSET SECURITISATION LIMITED##++(p)                          0.00         06/01/2010           1,000,000
       6,000,000  CANCARA ASSET SECURITISATION LIMITED##++(p)                          0.23         06/10/2010           5,999,625
       7,000,000  CANCARA ASSET SECURITISATION LIMITED##++(p)                          0.28         06/21/2010           6,998,872
       5,000,000  CANCARA ASSET SECURITISATION LIMITED##++(p)                          0.26         07/07/2010           4,998,650
       3,000,000  CANCARA ASSET SECURITISATION LIMITED##++(p)                          0.26         07/08/2010           2,999,168
      25,000,000  CANCARA ASSET SECURITISATION LIMITED##++(p)                          0.27         07/09/2010          24,992,611
      59,000,000  CANCARA ASSET SECURITISATION LIMITED##++(p)                          0.30         07/20/2010          58,968,436
       5,000,000  CANCARA ASSET SECURITISATION LIMITED##++(p)                          0.33         07/30/2010           4,997,214
       7,000,000  CHARIOT FUNDING LLC##++(p)                                           0.23         06/15/2010           6,999,319
       3,000,000  CHARIOT FUNDING LLC##++(p)                                           0.24         06/21/2010           2,999,583
       5,000,000  CHARIOT FUNDING LLC##++(p)                                           0.26         07/08/2010           4,998,613
      11,900,000  CHARIOT FUNDING LLC##++(p)                                           0.39         07/15/2010          11,894,182
      41,000,000  CHARTA LLC##++(p)                                                    0.27         06/01/2010          41,000,000
       1,000,000  CHARTA LLC##++(p)                                                    0.28         06/18/2010             999,858
       3,000,000  CHARTA LLC##++(p)                                                    0.38         06/22/2010           2,999,300
       3,000,000  CHARTA LLC##++(p)                                                    0.38         06/23/2010           2,999,267
      10,000,000  CHARTA LLC##++(p)                                                    0.27         06/25/2010           9,998,133
       2,000,000  CHARTA LLC##++(p)                                                    0.27         07/06/2010           1,999,456
      15,000,000  CHARTA LLC##++(p)                                                    0.29         07/07/2010          14,995,500
       8,000,000  CHARTA LLC##++(p)                                                    0.35         07/28/2010           7,995,440
       8,500,000  CHARTA LLC##++(p)                                                    0.38         08/05/2010           8,494,168
      10,000,000  CIESCO LLC##++(p)                                                    0.11         06/02/2010           9,999,942
       4,250,000  CIESCO LLC##++(p)                                                    0.28         07/09/2010           4,248,699
      17,500,000  CIESCO LLC##++(p)                                                    0.31         07/22/2010          17,492,067
      11,700,000  CIESCO LLC##++(p)                                                    0.38         08/05/2010          11,691,973
      15,000,000  CITIBANK CREDIT CARD ISSUANCE TRUST##++(p)                           0.19         06/04/2010          14,999,688
      40,000,000  CITIBANK CREDIT CARD ISSUANCE TRUST##++(p)                           0.27         07/06/2010          39,989,111
       9,000,000  CITIBANK CREDIT CARD ISSUANCE TRUST##++(p)                           0.29         07/07/2010           8,997,350
       7,000,000  CITIBANK CREDIT CARD ISSUANCE TRUST##++(p)                           0.34         07/09/2010           6,997,414
      19,000,000  CLIPPER RECEIVABLES COMPANY##++(p)                                   0.29         07/22/2010          18,991,925

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)

MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE  MATURITY DATE        VALUE
----------------  ---------------------------------------------------------------  -------------  -------------  -----------------
COMMERCIAL PAPER (continued)
$     17,000,000  COMMERZBANK US FINANCE INCORPORATED##                                0.34%        06/25/2010   $      16,996,033
       6,000,000  COMMONWEALTH BANK OF AUSTRALIA##++                                   0.28         07/08/2010           5,998,243
      14,000,000  CONCORD MINUTEMAN CAPITAL COMPANY##++(p)                             0.27         06/03/2010          13,999,689
       2,000,000  CONCORD MINUTEMAN CAPITAL COMPANY##++(p)                             0.40         06/09/2010           1,999,800
       6,000,000  CONCORD MINUTEMAN CAPITAL COMPANY##++(p)                             0.44         06/16/2010           5,998,825
      17,000,000  CONCORD MINUTEMAN CAPITAL COMPANY##++(p)                             0.46         06/23/2010          16,995,065
       9,000,000  CONCORD MINUTEMAN CAPITAL COMPANY##++(p)                             0.46         06/24/2010           8,997,269
       1,000,000  CONCORD MINUTEMAN CAPITAL COMPANY##++(p)                             0.44         07/06/2010             999,563
       5,000,000  CONCORD MINUTEMAN CAPITAL COMPANY##++(p)                             0.44         07/16/2010           4,997,188
      10,000,000  CONCORD MINUTEMAN CAPITAL COMPANY##++(p)                             0.44         07/22/2010           9,993,625
       1,000,000  CONCORD MINUTEMAN CAPITAL COMPANY##++(p)                             0.44         07/28/2010             999,288
       4,000,000  CRC FUNDING LLC##++(p)                                               0.13         06/02/2010           3,999,971
       2,000,000  CRC FUNDING LLC##++(p)                                               0.28         07/06/2010           1,999,436
       7,000,000  CRC FUNDING LLC##++(p)                                               0.29         07/12/2010           6,997,608
      17,000,000  CRC FUNDING LLC##++(p)                                               0.31         07/20/2010          16,992,596
      17,000,000  CRC FUNDING LLC##++(p)                                               0.31         07/21/2010          16,992,444
       4,000,000  CROWN POINT CAPITAL COMPANY##++(p)                                   0.27         06/03/2010           3,999,911
       3,000,000  CROWN POINT CAPITAL COMPANY##++(p)                                   0.39         06/07/2010           2,999,775
      10,000,000  CROWN POINT CAPITAL COMPANY##++(p)                                   0.39         06/08/2010           9,999,125
       4,000,000  CROWN POINT CAPITAL COMPANY##++(p)                                   0.40         06/09/2010           3,999,600
      18,000,000  CROWN POINT CAPITAL COMPANY##++(p)                                   0.41         06/10/2010          17,997,975
       4,000,000  CROWN POINT CAPITAL COMPANY##++(p)                                   0.44         06/16/2010           3,999,217
      10,000,000  CROWN POINT CAPITAL COMPANY##++(p)                                   0.45         06/21/2010           9,997,389
       5,000,000  CROWN POINT CAPITAL COMPANY##++(p)                                   0.46         06/24/2010           4,998,483
      11,000,000  CROWN POINT CAPITAL COMPANY##++(p)                                   0.44         07/14/2010          10,994,088
      25,000,000  CROWN POINT CAPITAL COMPANY##++(p)                                   0.44         07/22/2010          24,984,063
       2,000,000  CROWN POINT CAPITAL COMPANY##++(p)                                   0.44         07/28/2010           1,998,575
      19,000,000  DEXIA DELAWARE##                                                     0.40         06/01/2010          19,000,000
      38,000,000  DEXIA DELAWARE##                                                     0.30         06/04/2010          37,998,733
      17,000,000  EBBETS FUNDING LLC##++(p)                                            0.49         06/18/2010          16,995,826
       4,000,000  ELYSIAN FUNDING LLC##++(p)                                           0.50         06/21/2010           3,998,844
       7,000,000  ELYSIAN FUNDING LLC##++(p)                                           0.53         06/22/2010           6,997,754
       4,000,000  ERASMUS CAPITAL CORPORATION##++(p)                                   0.17         06/02/2010           3,999,963
      29,500,000  ERASMUS CAPITAL CORPORATION##++(p)                                   0.25         06/08/2010          29,498,241
       3,500,000  FAIRWAY FINANCE CORPORATION##++(p)                                   0.25         07/07/2010           3,499,070
       5,000,000  FALCON ASSET SECURITIZATION COMPANY LLC##++(p)                       0.23         06/15/2010           4,999,514
       4,000,000  FALCON ASSET SECURITIZATION COMPANY LLC##++(p)                       0.24         06/21/2010           3,999,444
       6,000,000  FALCON ASSET SECURITIZATION COMPANY LLC##++(p)                       0.24         06/23/2010           5,999,083
      11,900,000  FALCON ASSET SECURITIZATION COMPANY LLC##++(p)                       0.39         07/15/2010          11,894,182
       2,000,000  GOTHAM FUNDING CORPORATION##++(p)                                    0.27         06/01/2010           2,000,000
       8,000,000  GOTHAM FUNDING CORPORATION##++(p)                                    0.22         06/04/2010           7,999,807
       3,999,000  GOTHAM FUNDING CORPORATION##++(p)                                    0.39         06/28/2010           3,997,800
      12,000,000  GOVCO LLC##++(p)                                                     0.21         06/07/2010          11,999,500
      10,000,000  GOVCO LLC##++(p)                                                     0.35         06/18/2010           9,998,253
      23,000,000  GOVCO LLC##++(p)                                                     0.26         06/24/2010          22,996,033
       4,000,000  GOVCO LLC##++(p)                                                     0.26         06/28/2010           3,999,190
      12,000,000  GOVCO LLC##++(p)                                                     0.31         07/21/2010          11,994,667
      15,000,000  GOVCO LLC##++(p)                                                     0.33         07/27/2010          14,992,067
       4,000,000  GRAMPIAN FUNDING LLC##++(p)                                          0.31         06/09/2010           3,999,689
       7,000,000  GRAMPIAN FUNDING LLC##++(p)                                          0.39         06/14/2010           6,998,938
      19,000,000  GRAMPIAN FUNDING LLC##++(p)                                          0.28         06/18/2010          18,997,308
       6,000,000  GRAMPIAN FUNDING LLC##++(p)                                          0.40         06/22/2010           5,998,530
       7,000,000  GRAMPIAN FUNDING LLC##++(p)                                          0.30         07/09/2010           6,997,709
      20,000,000  GRAMPIAN FUNDING LLC##++(p)                                          0.30         07/12/2010          19,992,939
       6,000,000  GRAMPIAN FUNDING LLC##++(p)                                          0.49         07/13/2010           5,996,500
      10,000,000  GRAMPIAN FUNDING LLC##++(p)                                          0.31         07/21/2010           9,995,556
      15,000,000  GRAMPIAN FUNDING LLC##++(p)                                          0.46         07/23/2010          14,989,817
      11,000,000  ICICI BANK LIMITED (BAHRAIN)##                                       0.53         06/24/2010          10,996,135
       1,000,000  ICICI BANK LIMITED (BAHRAIN)##                                       0.49         07/15/2010             999,389
      10,000,000  ICICI BANK LIMITED (BAHRAIN)##                                       0.44         08/04/2010           9,992,000
      14,000,000  ICICI BANK LIMITED (BAHRAIN)##                                       0.62         08/17/2010          13,981,135
      15,000,000  INTESA FUNDING LLC##                                                 0.23         06/18/2010          14,998,300
      11,900,000  JUPITER SECURITIES COMPANY LLC##++(p)                                0.39         07/13/2010          11,894,447

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)

MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE  MATURITY DATE        VALUE
----------------  ---------------------------------------------------------------  -------------  -------------  -----------------
COMMERCIAL PAPER (continued)
$     33,000,000  KFW##++                                                              0.25%        07/07/2010   $      32,991,585
       5,000,000  KITTY HAWK FUNDING CORPORATION##++(p)                                0.24         06/11/2010           4,999,639
       1,000,000  LEGACY CAPITAL COMPANY##++(p)                                        0.44         06/16/2010             999,804
       3,000,000  LEGACY CAPITAL COMPANY##++(p)                                        0.45         06/21/2010           2,999,217
      41,000,000  LEGACY CAPITAL COMPANY##++(p)                                        0.44         07/14/2010          40,977,963
       9,000,000  LEXINGTON PARKER CAPITAL##++(p)                                      0.34         06/04/2010           8,999,663
       7,000,000  LEXINGTON PARKER CAPITAL##++(p)                                      0.39         06/08/2010           6,999,388
       1,000,000  LEXINGTON PARKER CAPITAL##++(p)                                      0.44         06/16/2010             999,804
       1,000,000  LEXINGTON PARKER CAPITAL##++(p)                                      0.46         06/24/2010             999,697
      18,000,000  LEXINGTON PARKER CAPITAL##++(p)                                      0.44         07/06/2010          17,992,125
      53,000,000  LEXINGTON PARKER CAPITAL##++(p)                                      0.44         07/16/2010          52,970,188
       9,000,000  LEXINGTON PARKER CAPITAL##++(p)                                      0.44         07/20/2010           8,994,488
      12,000,000  LEXINGTON PARKER CAPITAL##++(p)                                      0.44         07/22/2010          11,992,350
       2,000,000  LIBERTY STREET FUNDING LLC##++(p)                                    0.27         07/09/2010           1,999,409
      10,000,000  LMA AMERICAS LLC##++(p)                                              0.35         06/14/2010           9,998,664
      12,000,000  LMA AMERICAS LLC##++(p)                                              0.23         06/15/2010          11,998,833
       2,000,000  LMA AMERICAS LLC##++(p)                                              0.44         07/19/2010           1,998,800
      13,500,000  LMA AMERICAS LLC##++(p)                                              0.44         07/20/2010          13,491,732
       2,000,000  LOUIS DREYFUS CORPORATION##                                          0.39         07/30/2010           1,998,689
      50,000,000  MATCHPOINT MASTER TRUST##++(p)                                       0.29         06/21/2010          49,991,667
       4,500,000  MATCHPOINT MASTER TRUST##++(p)                                       0.35         06/21/2010           4,499,075
      10,600,000  MATCHPOINT MASTER TRUST##++(p)                                       0.39         06/28/2010          10,596,820
      10,300,000  MATCHPOINT MASTER TRUST##++(p)                                       0.37         06/29/2010          10,296,956
       6,000,000  MATCHPOINT MASTER TRUST##++(p)                                       0.26         07/07/2010           5,998,380
      18,000,000  METLIFE SHORT TERM FUNDING##++(p)                                    0.28         06/08/2010          17,998,880
      43,000,000  MONT BLANC CAPITAL CORPORATION##++(p)                                0.23         06/09/2010          42,997,805
       2,000,000  MONTGOMERY COUNTY MD                                                 0.27         06/02/2010           2,000,000
       2,500,000  MONTGOMERY COUNTY MD                                                 0.27         06/03/2010           2,500,000
       5,000,000  MONTGOMERY COUNTY MD                                                 0.30         06/22/2010           5,000,000
       2,000,000  MONTGOMERY COUNTY MD                                                 0.30         07/02/2010           2,000,000
      38,000,000  NATEXIS BANQUES POPULAIRES##                                         0.32         07/14/2010          37,985,022
       5,000,000  NATIONWIDE BUILDING SOCIETY##++                                      0.29         07/08/2010           4,998,458
      10,000,000  NATIONWIDE BUILDING SOCIETY##++                                      0.29         08/16/2010           9,991,556
       9,000,000  NEWPORT FUNDING CORPORATION##++(p)                                   0.38         06/25/2010           8,997,600
      14,000,000  NIEUW AMSTERDAM RECEIVABLES##++(p)                                   0.00         06/01/2010          14,000,000
       1,000,000  NIEUW AMSTERDAM RECEIVABLES##++(p)                                   0.14         06/02/2010             999,993
      18,000,000  NIEUW AMSTERDAM RECEIVABLES##++(p)                                   0.27         06/09/2010          17,998,800
       4,000,000  OAKLAND-ALAMEDA COUNTY                                               0.34         06/01/2010           4,000,000
       2,000,000  OLD LINE FUNDING LLC##++(p)                                          0.25         07/06/2010           1,999,494
       2,000,000  OLD LINE FUNDING LLC##++(p)                                          0.25         07/07/2010           1,999,480
       2,224,000  OLD LINE FUNDING LLC##++(p)                                          0.26         07/09/2010           2,223,366
      19,000,000  OLD LINE FUNDING LLC##++(p)                                          0.25         07/15/2010          18,993,962
       5,540,000  PORT OF OAKLAND CALIFORNIA##                                         0.25         06/09/2010           5,539,655
      14,000,000  PRUDENTIAL PLC##++                                                   0.00         06/01/2010          14,000,000
       7,000,000  PRUDENTIAL PLC##++                                                   0.20         06/02/2010           6,999,924
       7,000,000  PRUDENTIAL PLC##++                                                   0.26         06/03/2010           6,999,848
      11,000,000  PRUDENTIAL PLC##++                                                   0.41         06/14/2010          10,998,252
       8,000,000  PRUDENTIAL PLC##++                                                   0.32         07/09/2010           7,997,213
      10,000,000  RHEIN-MAIN SECURITY LIMITED##++(p)                                   0.26         06/07/2010           9,999,500
       7,000,000  RHEIN-MAIN SECURITY LIMITED##++(p)                                   0.30         06/14/2010           6,999,032
      30,000,000  RHEIN-MAIN SECURITY LIMITED##++(p)                                   0.41         06/17/2010          29,994,267
       2,000,000  RHEIN-MAIN SECURITY LIMITED##++(p)                                   0.44         06/18/2010           1,999,566
       2,750,000  RHEIN-MAIN SECURITY LIMITED##++(p)                                   0.30         06/25/2010           2,749,432
       1,000,000  RHEINGOLD SECURITIZATION##++(p)                                      0.24         06/04/2010             999,973
       3,000,000  RHEINGOLD SECURITIZATION##++(p)                                      0.31         06/15/2010           2,999,615
      17,000,000  RHEINGOLD SECURITIZATION##++(p)                                      0.30         06/22/2010          16,996,599
      11,000,000  RHEINGOLD SECURITIZATION##++(p)                                      0.45         06/23/2010          10,996,841
       1,500,000  RHEINGOLD SECURITIZATION##++(p)                                      0.30         06/30/2010           1,499,625
       3,000,000  RHEINGOLD SECURITIZATION##++(p)                                      0.32         07/12/2010           2,998,873
       8,000,000  RHEINGOLD SECURIZATION##++(p)                                        0.41         06/21/2010           7,998,089
      31,000,000  RHEINGOLD SECURIZATION##++(p)                                        0.32         07/15/2010          30,987,497
       2,000,000  ROMULUS FUNDING CORPORATION##++(p)                                   0.30         06/01/2010           2,000,000
       2,000,000  ROMULUS FUNDING CORPORATION##++(p)                                   0.19         06/02/2010           1,999,979

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)

MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE  MATURITY DATE        VALUE
----------------  ---------------------------------------------------------------  -------------  -------------  -----------------
COMMERCIAL PAPER (continued)
$      4,000,000  ROMULUS FUNDING CORPORATION##++(p)                                   0.23%        06/04/2010   $       3,999,900
       2,000,000  ROMULUS FUNDING CORPORATION##++(p)                                   0.28         06/09/2010           1,999,862
       1,000,000  ROMULUS FUNDING CORPORATION##++(p)                                   0.39         06/14/2010             999,848
       4,000,000  ROMULUS FUNDING CORPORATION##++(p)                                   0.48         06/22/2010           3,998,833
       1,000,000  ROMULUS FUNDING CORPORATION##++(p)                                   0.48         06/25/2010             999,667
      10,000,000  ROYAL PARK INVESTMENT FUNDING CORPORATION##++(p)                     0.24         06/23/2010           9,998,472
       4,000,000  ROYAL PARK INVESTMENT FUNDING CORPORATION##++(p)                     0.24         06/23/2010           3,999,389
      18,000,000  ROYAL PARK INVESTMENT FUNDING CORPORATION##++(p)                     0.24         06/25/2010          17,997,000
       3,000,000  ROYAL PARK INVESTMENT FUNDING CORPORATION##++(p)                     0.24         07/06/2010           2,999,271
      11,000,000  ROYAL PARK INVESTMENT FUNDING CORPORATION##++(p)                     0.25         07/08/2010          10,997,117
      12,000,000  ROYAL PARK INVESTMENT FUNDING CORPORATION##++(p)                     0.28         07/14/2010          11,995,843
      12,000,000  ROYAL PARK INVESTMENT FUNDING CORPORATION##++(p)                     0.29         07/16/2010          11,995,500
       4,000,000  SALISBURY RECEIVABLES COMPANY##++(p)                                 0.00         06/01/2010           4,000,000
         500,000  SALISBURY RECEIVABLES COMPANY##++(p)                                 0.18         06/03/2010             499,993
       6,000,000  SALISBURY RECEIVABLES COMPANY##++(p)                                 0.20         06/04/2010           5,999,865
       2,000,000  SALISBURY RECEIVABLES COMPANY##++(p)                                 0.40         07/12/2010           1,999,066
      25,000,000  SANTANDER CENTRAL HISPANO FINANCE (DELAWARE) INCORPORATED##          0.56         06/15/2010          24,994,167
      14,000,000  SCALDIS CAPITAL LLC##++(p)                                           0.14         06/02/2010          13,999,891
       4,000,000  SCALDIS CAPITAL LLC##++(p)                                           0.33         06/09/2010           3,999,671
       6,000,000  SCALDIS CAPITAL LLC##++(p)                                           0.34         06/11/2010           5,999,375
       5,000,000  SCALDIS CAPITAL LLC##++(p)                                           0.39         06/17/2010           4,999,089
      25,000,000  SCALDIS CAPITAL LLC##++(p)                                           0.29         07/13/2010          24,991,250
      22,500,000  SCALDIS CAPITAL LLC##++(p)                                           0.30         07/16/2010          22,491,281
       3,000,000  SCALDIS CAPITAL LLC##++(p)                                           0.44         07/21/2010           2,998,125
       3,000,000  SCALDIS CAPITAL LLC##++(p)                                           0.33         07/23/2010           2,998,527
      33,000,000  SCALDIS CAPITAL LLC##++(p)                                           0.33         07/26/2010          32,982,858
       7,000,000  SHEFFIELD RECEIVABLES CORPORATION##++(p)                             0.14         06/03/2010           6,999,918
      10,000,000  SHEFFIELD RECEIVABLES CORPORATION##++(p)                             0.44         08/09/2010           9,991,375
      17,000,000  SOCIETE DE PRISE PARTICIPATION DE L'ETAT##++                         0.26         06/07/2010          16,999,150
       9,000,000  SOCIETE GENERALE NA##                                                0.29         07/30/2010           8,995,723
       8,000,000  SOLITAIRE FUNDING LLC##++(p)                                         0.25         06/11/2010           7,999,378
       5,000,000  SOLITAIRE FUNDING LLC##++(p)                                         0.25         06/16/2010           4,999,438
       3,000,000  SOLITAIRE FUNDING LLC##++(p)                                         0.25         06/17/2010           2,999,640
       9,100,000  SOLITAIRE FUNDING LLC##++(p)                                         0.30         07/16/2010           9,096,474
      39,000,000  SOLITAIRE FUNDING LLC##++(p)                                         0.30         07/22/2010          38,982,873
      38,000,000  SOLITAIRE FUNDING LLC##++(p)                                         0.33         07/29/2010          37,979,184
       3,000,000  STARBIRD FUNDING CORPORATION##++(p)                                  0.35         06/21/2010           2,999,383
       3,000,000  STRAIGHT A FUNDING LLC##++(p)                                        0.23         06/16/2010           2,999,700
       1,063,000  STRAIGHT A FUNDING LLC##++(p)                                        0.24         07/01/2010           1,062,779
       4,200,000  SURREY FUNDING CORPORATION##++(p)                                    0.22         06/04/2010           4,199,899
       6,000,000  SURREY FUNDING CORPORATION##++(p)                                    0.25         06/07/2010           5,999,710
       6,350,000  SURREY FUNDING CORPORATION##++(p)                                    0.25         06/17/2010           6,349,266
       5,000,000  SURREY FUNDING CORPORATION##++(p)                                    0.25         06/21/2010           4,999,278
       1,500,000  SURREY FUNDING CORPORATION##++(p)                                    0.43         07/12/2010           1,499,248
       8,000,000  SURREY FUNDING CORPORATION##++(p)                                    0.30         07/23/2010           7,996,418
       1,000,000  SURREY FUNDING CORPORATION##++(p)                                    0.34         07/28/2010             999,446
       2,000,000  SWEDBANK AG SERIES##++                                               0.00         06/01/2010           2,000,000
       2,000,000  SWEDBANK AG SERIES##++                                               0.14         06/02/2010           1,999,985
       5,000,000  TASMAN FUNDING INCORPORATED##++(p)                                   0.27         06/15/2010           4,999,436
      16,190,000  TASMAN FUNDING INCORPORATED##++(p)                                   0.27         06/17/2010          16,187,913
      40,164,000  TASMAN FUNDING INCORPORATED##++(p)                                   0.31         07/12/2010          40,149,363
      22,000,000  TASMAN FUNDING INCORPORATED##++(p)                                   0.31         07/14/2010          21,991,591
       1,750,000  THAMES ASSET GLOBAL SECURITIZATION # 1 INCORPORATED##++(p)           0.19         06/04/2010           1,749,964
      27,500,000  THAMES ASSET GLOBAL SECURITIZATION # 1 INCORPORATED##++(p)           0.21         06/07/2010          27,498,881
      18,185,000  THAMES ASSET GLOBAL SECURITIZATION # 1 INCORPORATED##++(p)           0.23         06/14/2010          18,183,388
       4,000,000  THAMES ASSET GLOBAL SECURITIZATION # 1 INCORPORATED##++(p)           0.27         06/24/2010           3,999,284
       4,000,000  THAMES ASSET GLOBAL SECURITIZATION # 1 INCORPORATED##++(p)           0.27         07/08/2010           3,998,849
       7,400,000  THAMES ASSET GLOBAL SECURITIZATION # 1 INCORPORATED##++(p)           0.29         07/15/2010           7,397,287
       8,000,000  THAMES ASSET GLOBAL SECURITIZATION # 1 INCORPORATED##++(p)           0.30         07/19/2010           7,996,693
      32,846,000  THAMES ASSET GLOBAL SECURITIZATION # 1 INCORPORATED##++(p)           0.21         06/10/2010          32,844,111
      10,000,000  THAMES ASSET GLOBAL SECURITIZATION # 1 INCORPORATED##++(p)           0.26         06/18/2010           9,998,725
      19,000,000  THUNDER BAY FUNDING LLC##++(p)                                       0.23         06/15/2010          18,998,153
       5,000,000  THUNDER BAY FUNDING LLC##++(p)                                       0.25         06/22/2010           4,999,242

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)

MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE  MATURITY DATE        VALUE
----------------  ---------------------------------------------------------------  -------------  -------------  -----------------
COMMERCIAL PAPER (continued)
$      2,000,000  THUNDER BAY FUNDING LLC##++(p)                                       0.25%        07/07/2010   $       1,999,480
       2,000,000  THUNDER BAY FUNDING LLC##++(p)                                       0.26         07/12/2010           1,999,385
       2,000,000  TICONDEROGA FUNDING LLC##++(p)                                       0.26         06/22/2010           1,999,685
       2,000,000  TICONDEROGA FUNDING LLC##++(p)                                       0.26         06/24/2010           1,999,655
       4,000,000  TICONDEROGA FUNDING LLC##++(p)                                       0.26         06/25/2010           3,999,280
      22,000,000  TICONDEROGA FUNDING LLC##++(p)                                       0.27         07/06/2010          21,994,011
       6,000,000  TOYOTA MOTOR CREDIT CORPORATION##                                    0.20         06/03/2010           5,999,900
      11,300,000  TOYOTA MOTOR CREDIT CORPORATION##                                    0.34         06/29/2010          11,296,924
      11,300,000  TOYOTA MOTOR CREDIT CORPORATION##                                    0.34         07/01/2010          11,296,704
       7,000,000  UNICREDIT DELAWARE##++                                               0.31         07/01/2010           6,998,133
      24,000,000  UNICREDIT DELAWARE##++                                               0.39         08/05/2010          23,982,667
      16,000,000  UNICREDIT US FINANCE INCORPORATION##++                               0.33         07/02/2010          15,995,316
      30,000,000  VERSAILLES LLC##++(p)                                                0.25         06/10/2010          29,997,900
       7,000,000  VERSAILLES LLC##++(p)                                                0.37         06/14/2010           6,998,989
       9,000,000  VERSAILLES LLC##++(p)                                                0.28         06/18/2010           8,998,725
       2,000,000  VERSAILLES LLC##++(p)                                                0.29         06/23/2010           1,999,633
      15,000,000  VICTORY RECEIVABLES CORPORATION##++(p)                               0.00         06/01/2010          15,000,000
      15,500,000  VICTORY RECEIVABLES CORPORATION##++(p)                               0.22         06/04/2010          15,499,625
       3,700,000  VICTORY RECEIVABLES CORPORATION##++(p)                               0.37         06/18/2010           3,699,319
      12,000,000  VICTORY RECEIVABLES CORPORATION##++(p)                               0.38         06/24/2010          11,996,933
       2,600,000  VICTORY RECEIVABLES CORPORATION##++(p)                               0.38         06/25/2010           2,599,307
      25,000,000  WESTPAC SECURITIES NZ LIMITED+/-++                                   0.55         08/20/2010          25,000,000
      23,000,000  WESTPAC SECURITIES NZ LIMITED+/-++                                   0.42         11/05/2010          23,000,000
       7,000,000  WINDMILL FUNDING CORPORATION##++(p)                                  0.27         07/07/2010           6,998,040
       1,000,000  WINDMILL FUNDING CORPORATION##++(p)                                  0.27         07/09/2010             999,704
       3,000,000  WINDMILL FUNDING CORPORATION##++(p)                                  0.26         07/14/2010           2,999,033
       2,000,000  WINDMILL FUNDING CORPORATION##++(p)                                  0.32         07/20/2010           1,999,102
      19,000,000  WINDMILL FUNDING CORPORATION##++(p)                                  0.44         07/23/2010          18,987,650
       8,400,000  WINDMILL FUNDING CORPORATION##++(p)                                  0.45         07/27/2010           8,393,989
       4,800,000  WINDMILL FUNDING CORPORATION##++(p)                                  0.46         07/29/2010           4,796,365
      27,000,000  YORKTOWN CAPITAL LLC##++(p)                                          0.35         06/21/2010          26,994,450
TOTAL COMMERCIAL PAPER (COST $3,366,330,967)                                                                         3,366,330,967
                                                                                                                 =================
CORPORATE BONDS & NOTES: 3.68%
       2,930,000  ACTS RETIREMENT LIFE COMMUNITIES INCORPORATED+/-ss                   0.32         11/15/2029           2,930,000
      66,000,000  BANK OF AMERICA CORPORATION+/-ss                                     1.07         12/02/2011          66,872,754
       2,000,000  BANK OF SCOTLAND PLC+/-++ss                                          0.31         12/08/2010           1,996,352
      30,000,000  BERKSHIRE HATHAWAY INCORPORATED+/-ss                                 0.35         02/10/2011          30,001,373
      32,000,000  CITIBANK NA+/-ss                                                     0.34         09/30/2010          32,000,000
       1,000,000  CITIGROUP FUNDING INCORPORATED+/-ss                                  0.41         11/15/2011             999,058
       8,671,000  GBG LLC++ss                                                          0.35         09/01/2027           8,671,000
      16,000,000  GENERAL ELECTRIC CAPITAL CORPORATION+/-ss                            1.18         12/09/2011          16,243,842
       2,000,000  JPMORGAN CHASE & COMPANY+/-ss                                        0.55         05/16/2011           2,001,546
      10,555,000  LTF REAL ESTATE VRDN I LLC++ss                                       0.37         06/01/2033          10,555,000
       6,000,000  MERRILL LYNCH & COMPANY+/-ss                                         4.79         08/04/2010           6,043,955
       2,000,000  MORGAN STANLEY+/-ss                                                  1.10         12/01/2011           2,027,317
      30,000,000  PNC FUNDING CORPORATION+/-ss                                         0.55         06/22/2011          30,105,398
       3,300,000  SEARIVER MARITIME INCORPORATED+/-ss (i)                              0.55         10/01/2011           3,300,000
      11,000,000  STATE STREET BANK & TRUST COMPANY SERIES FRN+/-ss                    0.46         09/15/2011          11,036,351
       2,000,000  US CENTRAL FEDERAL CREDIT UNION+/-ss                                 0.30         10/19/2011           2,000,918
TOTAL CORPORATE BONDS & NOTES (COST $226,784,864)                                                                      226,784,864
                                                                                                                 =================
MEDIUM TERM NOTES: 0.08%
       5,000,000  US BANCORP+/-                                                        0.65         06/04/2010           5,000,189
TOTAL MEDIUM TERM NOTES (COST $5,000,189)                                                                                5,000,189
                                                                                                                 =================
MUNICIPAL BONDS & NOTES: 12.02%
      21,910,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION CALIFORNIA
                  JEWISH HOME SAN FRANCISCO (OTHER REVENUE, ALLIED IRISH BANK
                  PLC LOC)+/-ss                                                        1.15         11/15/2035          21,910,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)

MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE  MATURITY DATE        VALUE
----------------  ---------------------------------------------------------------  -------------  -------------  -----------------
MUNICIPAL BONDS & NOTES (continued)
$      8,000,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                  MFHR GENEVA POINTE APARTMENTS A (HOUSING REVENUE, FNMA
                  INSURED)+/-ss                                                        0.26%        03/15/2037   $       8,000,000
      14,465,000  ARIZONA SPORTS & TOURISM AUTHORITY MULTIPURPOSE STADIUM
                  (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss                      2.00         07/01/2036          14,465,000
       2,000,000  AURORA CO HOSPITAL REF-CHILDRENS HOSPITAL ASSOCIATION
                  PROJECT-B (HFFA REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss             1.85         12/01/2036           2,000,000
      10,255,000  BEXAR COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                  SERIES A (HOSPITAL REVENUE, JPMORGAN CHASE BANK LOC)+/-ss            0.31         12/01/2032          10,255,000
      11,000,000  CALCASIEU PARISH LA INCORPORATED INDUSTRIAL DEVELOPMENT BOARD
                  ENVIRONMENTAL REVENUE CITGO PETROLEUM CORPORATION (IDR,
                  NATIXIS LOC)+/-ss                                                    0.27         07/01/2026          11,000,000
       6,450,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY (COLLEGE &
                  UNIVERSITY REVENUE, BANK OF AMERICA NA LOC)+/-ss                     0.28         10/01/2043           6,450,000
       2,000,000  CALIFORNIA HFA REVENUE HOUSING PROGRAM SERIES A (HOUSING
                  REVENUE, FORTIS BANQUE LOC)+/-ss                                     0.28         08/01/2036           2,000,000
         200,000  CALIFORNIA HFFA CATHOLIC WEST SERIES H (HCFR, BANK OF AMERICA
                  NA LOC)+/-ss                                                         0.26         07/01/2035             200,000
       2,000,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK RAND
                  CORPORATION SERIES B (ECONOMIC DEVELOPMENT REVENUE, BANK OF
                  AMERICA NA LOC)+/-ss                                                 0.25         04/01/2042           2,000,000
       9,000,000  CALIFORNIA MUNICIPAL FINANCE AUTHORITY ALLIED WASTE NORTH
                  AMERICA SERIES A (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-ss        0.31         07/01/2024           9,000,000
      24,000,000  CALIFORNIA PCFA PG&E SERIES B (IDR, JPMORGAN CHASE BANK LOC)+/-ss    0.26         11/01/2026          24,000,000
       5,785,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C 7
                  (ELECTRIC REVENUE, AGM INSURED)+/-ss                                 0.32         05/01/2022           5,785,000
      13,000,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C1 (POWER
                  REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)+/-ss                      0.32         05/01/2022          13,000,000
       8,640,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C13
                  (UTILITIES REVENUE, FIRST SECURITY BANK LOC)+/-ss                    0.29         05/01/2022           8,640,000
       7,070,000  CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G 6 (WATER
                  REVENUE, AGM INSURED)+/-ss                                           0.27         05/01/2017           7,070,000
       6,000,000  CALIFORNIA STATE ECONOMIC RECOVERY (OTHER REVENUE, BANK OF
                  AMERICA NA LOC)+/-ss                                                 0.26         07/01/2023           6,000,000
       5,000,000  CALIFORNIA STATE SERIES B-2 (OTHER REVENUE, SOCIETE GENERALE
                  LOC)+/-ss                                                            0.23         05/01/2040           5,000,000
       1,130,000  CALIFORNIA STATEWIDE CDA AZUSA PACIFIC UNIVERSITY PROJECT
                  (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss       1.75         04/01/2039           1,130,000
       3,500,000  CALIFORNIA STATEWIDE CDA OAKMONT SENIOR LIVING SERIES Y
                  (HOUSING REVENUE, FNMA INSURED)+/-ss                                 0.28         08/01/2031           3,500,000
       2,000,000  CALIFORNIA STATEWIDE CDA PRAVILLIONS APARTMENTS SERIES M
                  (MFHR, FNMA INSURED)+/-ss                                            0.28         08/15/2034           2,000,000
       3,000,000  CALIFORNIA STATEWIDE CDA UNIVERSITY RETIREMENT AT DAVIS
                  (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA NA LOC)+/-ss          0.25         11/15/2030           3,000,000
       3,065,000  CAMARILLO CA MFHR HACIENDA DE CAMARILLO PROJECT (MFHR, FNMA
                  INSURED)+/-ss                                                        0.27         10/15/2026           3,065,000
       5,000,000  CITY OF CAPE CORAL FL (OTHER REVENUE)                                0.35         06/01/2010           5,000,000
       4,340,000  CLARKSVILLE TN PUBLIC BUILDING AUTHORITY TENNESSEE MUNICIPAL
                  BUILDING FUND (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-ss           0.27         07/01/2034           4,340,000
       4,635,000  CLARKSVILLE TN PUBLIC BUILDING AUTHORITY TENNESSEE MUNICIPAL
                  BUILDING FUND (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-ss           0.27         11/01/2035           4,635,000
       6,125,000  CLARKSVILLE TN PUBLIC BUILDING AUTHORITY TENNESSEE MUNICIPAL
                  BUILDING FUND (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-ss           0.27         02/01/2038           6,125,000
      21,700,000  CLEVELAND-CUYAHOGA COUNTY OH PORT AUTHORITY CARNEGIE 89
                  GARAGE PROJECT (OTHER REVENUE, JPMORGAN CHASE BANK LOC)+/-ss         0.27         01/01/2037          21,700,000
       4,870,500  COLORADO HOUSING & FINANCE AUTHORITY CLASS I-B1 (HOUSING
                  REVENUE, GO OF AUTHORITY INSURED)+/-ss                               0.40         10/01/2038           4,870,500
      45,980,000  COLORADO HOUSING & FINANCE AUTHORITY TAXABLE MULTIFAMILY
                  PROJECT B II (HOUSING REVENUE, FNMA INSURED)+/-ss                    0.30         05/01/2049          45,980,000
       4,000,000  CONTRA COSTA COUNTY CA CREEKVIEW APARTMENTS SERIES B (MFHR,
                  FHLMC INSURED)+/-ss                                                  0.26         07/01/2036           4,000,000
       7,000,000  DELAWARE ECONOMIC DEVELOPMENT AUTHORITY CLEAN POWER PROJECT
                  SERIES B (IDR)+/-ss                                                  0.32         08/01/2029           7,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)

MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE  MATURITY DATE        VALUE
----------------  ---------------------------------------------------------------  -------------  -------------  -----------------
MUNICIPAL BONDS & NOTES (continued)
$     59,825,000  DENVER CO CITY & COUNTY SCHOOL DISTRICT TAXABLE SERIES A
                  (LEASE REVENUE, AGM INSURED)+/-ss                                    0.45%        12/15/2037   $      59,825,000
       2,000,000  DICKINSON TX INDEPENDENT SCHOOL DISTRICT SERIES SGA 94
                  (PROPERTY TAX REVENUE, PERMANENT SCHOOL FUND GUARANTEED)+/-ss        0.30         02/15/2028           2,000,000
       6,000,000  DISTRICT OF COLUMBIA THE AMERICAN UNIVERSITY (MISCELLANEOUS
                  REVENUE, PNC BANK NA LOC)+/-ss                                       0.24         04/01/2038           6,000,000
       6,000,000  DOYLESTOWN PA HOSPITAL AUTHORITY SERIES B (HFFA, PNC BANK NA
                  LOC)+/-ss                                                            0.24         07/01/2037           6,000,000
       4,000,000  ESCAMBIA COUNTY FL HEALTH FACILITIES AUTHORITY AZALEA TRACE
                  INCORPORATED SERIES B (HCFR, BANK OF AMERICA NA LOC)+/-ss            0.28         11/15/2029           4,000,000
       7,000,000  HARRIS COUNTY TX CULTURAL EDUCATION FACILITIES FINANCE
                  CORPORATION YMCA GREATER HOUSTON SERIES B (RECREATIONAL
                  REVENUE, ALLIED IRISH BANK LOC)+/-ss                                 2.00         06/01/2038           7,000,000
       4,000,000  HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                  BAYLOR COLLEGE MEDICINE SERIES B (COLLEGE & UNIVERSITY
                  REVENUE, JPMORGAN CHASE BANK LOC)+/-ss                               0.28         11/15/2047           4,000,000
       2,000,000  HARRIS COUNTY TX INDUSTRIAL DEVELOPMENT CORPORATION DEER PARK
                  REFINING (RESOURCE RECOVERY REVENUE)+/-ss                            0.26         03/01/2023           2,000,000
       4,000,000  HARRIS COUNTY TX INDUSTRIAL DEVELOPMENT CORPORATION SOLID
                  WASTE DISPOSAL (IDR)+/-ss                                            0.33         03/01/2023           4,000,000
       1,000,000  HURLEY NM PCR KENNECOTT SANTA FE (IDR)+/-ss                          0.28         12/01/2015           1,000,000
       4,000,000  INDIANAPOLIS IN LOCAL PUBLIC IMPROVEMENT BOND BANK (OTHER
                  REVENUE, FSA INSURED)+/-ss                                           0.27         01/01/2036           4,000,000
      38,000,000  KENTUCKY INCORPORATED PUBLIC ENERGY AUTHORITY SERIES A (OTHER
                  REVENUE, SOCIETE GENERALE LOC)+/-ss                                  0.75         08/01/2016          38,000,000
       1,959,000  KING COUNTY WA HOUSING AUTHORITY SERIES A (HOUSING REVENUE,
                  FHLMC INSURED)+/-ss                                                  0.30         07/01/2035           1,959,000
       6,000,000  LOS ANGELES CA BEVERLY PARK APARTMENTS SERIES A (MFHR, FHLMC
                  INSURED)+/-ss                                                        0.29         08/01/2018           6,000,000
       2,000,000  LOS ANGELES CA POWER SYSTEM SUBSERIES A3 (POWER REVENUE,
                  LLOYDS TSB BANK PLC SPA)+/-ss                                        0.22         07/01/2035           2,000,000
       7,000,000  LOS ANGELES COUNTY CA HOUSING AUTHORITY MFHR BONDS (HOUSING
                  REVENUE, FHLMC INSURED)+/-ss                                         0.30         09/01/2030           7,000,000
       5,000,000  LOWER ALABAMA GAS DISTRICT SUPPLY REVENUE SERIES A (UTILITIES
                  REVENUE, SOCIETE GENERALE LOC)+/-ss                                  0.30         11/01/2027           5,000,000
       1,000,000  MASSACHUSETTS STATE HEALTH &  EDUCATIONAL FACILITIES
                  AUTHORITY TUFTS UNIVERSITY SERIES N-1 (HOSPITAL REVENUE,
                  JPMORGAN CHASE BANK LOC)+/-ss                                        0.24         08/15/2040           1,000,000
       8,000,000  MASSACHUSETTS STATE HEFA SOUTHCOAST HEALTH OBLIGATION SERIES
                  D (HOSPITAL REVENUE, JPMORGAN CHASE BANK LOC)+/-ss                   0.26         10/01/2049           8,000,000
       6,000,000  MASSACHUSETTS STATE HEFA TUFTS UNIVERSITY SERIES J-2
                  (HOSPITAL REVENUE, JPMORGAN CHASE BANK LOC)+/-ss                     0.28         07/01/2044           6,000,000
       2,810,000  MASSACHUSETTS WATER RESOURCES AUTHORITY SERIES E (WATER
                  REVENUE, GO OF AUTHORITY)+/-ss                                       0.20         08/01/2037           2,810,000
       4,000,000  MIDLOTHIAN TX INDUSTRIAL DEVELOPMENT CORPORATION (IDR, UBS AG
                  LOC)+/-ss                                                            0.25         08/01/2034           4,000,000
      20,750,000  MISSISSIPPI STATE TAXABLE NISSAN PROJECT A (OTHER REVENUE,
                  BANK OF AMERICA NA LOC)+/-ss                                         0.33         11/01/2028          20,749,121
       2,000,000  MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                  WASHINGTON UNIVERSITY SERIES A (COLLEGE & UNIVERSITY REVENUE,
                  JPMORGAN CHASE BANK LOC)+/-ss                                        0.26         09/01/2030           2,000,000
       5,870,000  MONTGOMERY COUNTY TN COUNTY LOAN POOL (OTHER REVENUE, BANK OF
                  AMERICA NA LOC)+/-ss                                                 0.27         02/01/2036           5,870,000
       9,000,000  MONTGOMERY COUNTY TN PUBLIC BUILDING AUTHORITY POOLED
                  FINANCING LOAN POOL (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-ss     0.28         07/01/2038           9,000,000
       5,000,000  NEW BRITAIN CONNECTICUT TAXABLE PENSION SERIES C (PROPERTY
                  TAX REVENUE, BANK OF AMERICA NA LOC)+/-ss                            0.45         02/01/2026           5,000,000
       2,000,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY FACILITIES
                  CONSTRUCTION SERIES R1 (OTHER REVENUE, BANK OF NOVA SCOTIA
                  LOC)+/-ss                                                            0.24         09/01/2031           2,000,000
       9,550,000  NEW JERSEY STATE HOUSING & MORTGAGE FINANCE AGENCY TAXABLE
                  SERIES 4 (HOUSING REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)+/-ss    0.40         11/01/2037           9,550,000
      13,000,000  NEW JERSEY STATE TURNPIKE AUTHORITY SERIES C (TRANSIT
                  REVENUE, JPMORGAN CHASE BANK LOC)+/-ss                               0.26         06/15/2032          13,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)

MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE  MATURITY DATE        VALUE
----------------  ---------------------------------------------------------------  -------------  -------------  -----------------
MUNICIPAL BONDS & NOTES (continued)
$      9,000,000  NEW JERSEY STATE TURNPIKE AUTHORITY SERIES D (TOLLS ROAD
                  REVENUE, NATL-RE INSURED, SOCIETE GENERALE LOC)+/-ss                 0.33%        01/01/2018   $       9,000,000
       5,600,000  NEW YORK CITY MUNICIPAL WATER FINANCE AUTHORITY (WATER &
                  SEWER REVENUE, BANK OF NOVA SCOTIA LOC)+/-ss                         0.25         06/15/2038           5,600,000
       4,350,000  NEW YORK CITY MUNICIPAL WATER FINANCE AUTHORITY (WATER &
                  WASTEWATER AUTHORITY REVENUE, FORTIS BANQUE LOC)+/-ss                0.22         06/15/2034           4,350,000
       8,000,000  NEW YORK CITY MUNICIPAL WATER FINANCE VARIOUS SUBORDINATED
                  SERIES B3 (WATER REVENUE, BANK OF AMERICA NA LOC)+/-ss               0.25         06/15/2025           8,000,000
       6,000,000  NEW YORK METROPOLITAN TRANSPORTATION AUTHORITY
                  (TRANSPORTATION REVENUE, FIRST SECURITY BANK LOC)+/-ss               0.31         11/15/2025           6,000,000
      11,300,000  NEW YORK NY CITY TRANSITIONAL FINANCING AUTHORITY CLASS A
                  (OTHER REVENUE, FGIC INSURED)+/-ss                                   0.30         07/15/2036          11,300,000
       8,000,000  NEW YORK NY IDA SERIES B (IDR, BANK OF AMERICA NA LOC)+/-ss          0.25         11/01/2039           8,000,000
       3,600,000  NEW YORK NY SERIES E SUBSERIES E-2 (PROPERTY TAX REVENUE,
                  BANK OF AMERICA NA LOC)+/-ss                                         0.25         08/01/2034           3,600,000
       9,100,000  NEW YORK STATE HOUSING FINANCE AGENCY TAXABLE 600 WEST 42ND B
                  (OTHER REVENUE, BANK OF NEW YORK LOC)+/-ss                           0.45         11/01/2041           9,100,000
       6,486,000  OHIO STATE HFA RESIDENTIAL MANAGEMENT TAXABLE SERIES I
                  (HOUSING REVENUE, GNMA INSURED)+/-ss                                 0.34         09/01/2039           6,486,000
       8,658,000  OHIO STATE HFA RESIDENTIAL MORTGAGE SECURITIES PROGRAM
                  (HOUSING REVENUE, GNMA INSURED)+/-ss                                 0.34         09/01/2029           8,658,000
       5,130,000  PALM BEACH COUNTY FL PINE CREST PREPARATORY (PRIVATE SCHOOL
                  REVENUE, BANK OF AMERICA NA LOC)+/-ss                                0.30         06/01/2032           5,130,000
       4,900,000  PARMA OH COMMUNITY GENERAL HOSPITAL SERIES A (OTHER REVENUE,
                  JPMORGAN CHASE BANK LOC)+/-ss                                        0.24         11/01/2029           4,900,000
      15,000,000  PASADENA CA COP SERIES A (LEASE REVENUE, BANK OF AMERICA NA
                  LOC)+/-ss                                                            0.28         02/01/2035          15,000,000
       1,500,000  PORT ARTHUR TX NAVIGATION DISTRICT MOTIVA ENTERPRISES SERIES
                  C (OTHER REVENUE)+/-ss                                               0.28         12/01/2039           1,500,000
       2,000,000  PORT ARTHUR TX NAVY DISTRICT ENVIRONMENTAL FACILITIES MOTIVA
                  ENTERPRISES SERIES A  (OTHER REVENUE)+/-ss                           0.28         06/01/2040           2,000,000
       4,000,000  PORT ARTHUR TX NAVY DISTRICT ENVIRONMENTAL FACILITIES MOTIVA
                  ENTERPRISES SERIES B (OTHER REVENUE)+/-ss                            0.28         06/01/2040           4,000,000
       3,100,000  RAMSEY COUNTY MN HOUSING & REDEVELOPMENT MFHR GATEWAY
                  APARTMENTS LP SERIES A (HOUSING REVENUE, LASALLE NATIONAL
                  BANK NA LOC)+/-ss                                                    0.36         10/01/2038           3,100,000
      15,900,000  RIVERSIDE CA COP (LEASE REVENUE, BANK OF AMERICA NA LOC)+/-ss        0.28         03/01/2037          15,900,000
       5,350,000  RIVERSIDE CA SERIES C (ELECTRIC REVENUE, BANK OF AMERICA NA
                  LOC)+/-ss                                                            0.28         10/01/2035           5,350,000
       4,000,000  SACRAMENTO COUNTY CA HOUSING AUTHORITY SHADWOOD APARTMENTS
                  PROJECT ISSUE A (MFHR, FHLMC INSURED)+/-ss                           0.28         12/01/2022           4,000,000
       3,000,000  SAN DIEGO CA HFA MFHR STRATTON APARTMENTS PROJECT SERIES A
                  (HOUSING REVENUE, FNMA INSURED)+/-ss                                 0.27         01/15/2033           3,000,000
       3,000,000  SAN DIEGO CA HOUSING AUTHORITY MFHR HILLSIDE GARDEN
                  APARTMENTS SERIES B (HOUSING REVENUE, FNMA INSURED)+/-ss             0.26         01/15/2035           3,000,000
       5,000,000  SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY (MFHR,
                  FNMA INSURED)+/-ss                                                   0.29         06/15/2034           5,000,000
       4,000,000  SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY COMMUNITY
                  FACILITIES DISTRICT # 4 (OTHER REVENUE, BANK OF AMERICA NA
                  LOC)+/-ss                                                            0.27         08/01/2032           4,000,000
       5,000,000  SAN JOSE CA INTERNATIONAL AIRPORT SERIES U (OTHER REVENUE)           0.29         06/02/2010           5,000,000
      28,300,000  SOUTHEAST ALABAMA GAS DISTRICT ALABAMA REVENUE SUPPLY PROJECT
                  SERIES A (IDR, SOCIETE GENERALE SPA)+/-ss                            0.30         08/01/2027          28,300,000
       8,000,000  SWEETWATER COUNTY WY PACIFIC CORPORATION PROJECT SERIES A
                  (PCR, BARCLAYS BANK PLC LOC)+/-ss                                    0.26         07/01/2015           8,000,000
       3,980,000  TEXAS STATE TAXABLE PRODUCT DEVELOPMENT PROGRAM SERIES A
                  (OTHER REVENUE, NATIONAL AUSTRALIA BANK SPA)+/-ss                    0.35         06/01/2045           3,980,000
       3,000,000  TYLER TX HEALTH FACILITIES DEVELOPMENT CORPORATION MOTHER
                  FRANCES HOSPITAL SERIES B (HCFR, BANK OF AMERICA NA LOC)+/-ss        0.30         07/01/2020           3,000,000
       2,000,000  VALDEZ AK MARINE TERMINAL REVENUE BP PIPELINES INCORPORATED
                  PROJECT SERIES A (IDR)+/-ss                                          0.28         06/01/2037           2,000,000
       1,000,000  VALDEZ AK MARINE TERMINAL REVENUE BP PIPELINES INCORPORATED
                  PROJECT SERIES B (IDR, BP PLC LOC)+/-ss                              0.28         07/01/2037           1,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)

MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE  MATURITY DATE        VALUE
----------------  ---------------------------------------------------------------  -------------  -------------  -----------------
MUNICIPAL BONDS & NOTES (continued)
$      9,000,000  VERMONT STATE STUDENT ASSISTANCE CORPORATION (STUDENT LOAN
                  REVENUE, LLOYDS TSB BANK PLC LOC)+/-ss                               0.32%        12/15/2040   $       9,000,000
       3,650,000  WASHINGTON STATE HOUSING FINANCE COMMISSION WHISPERWOOD
                  APARTMENTS PROJECT SERIES A (MFHR, FNMA INSURED)+/-ss                0.34         05/15/2035           3,650,000
TOTAL MUNICIPAL BONDS & NOTES (COST $741,787,621)                                                                      741,787,621
                                                                                                                 =================
SECURED MASTER NOTE AGREEMENT: 2.38%
     102,130,000  BANK OF AMERICA SECURITIES LLC+/-ss                                  0.37         09/09/2034         102,130,000
      44,817,000  CITIGROUP GLOBAL MARKETS INCORPORATED+/-ss                           0.72         09/09/2049          44,817,000
TOTAL SECURED MASTER NOTE AGREEMENT (COST $146,947,000)                                                                146,947,000
                                                                                                                 =================
TIME DEPOSITS: 12.83%
      38,000,000  ABN AMRO BANK NV                                                     0.27         06/01/2010          38,000,000
      20,000,000  ALLIED IRISH BANKS PLC                                               0.55         06/03/2010          20,000,000
      46,000,000  ALLIED IRISH BANKS PLC                                               0.55         06/04/2010          46,000,000
      41,000,000  BANK OF IRELAND                                                      0.50         06/01/2010          41,000,000
      31,000,000  BANK OF IRELAND                                                      0.55         06/03/2010          31,000,000
      43,000,000  BANK OF NOVA SCOTIA LONDON                                           0.25         06/01/2010          43,000,000
      25,000,000  BNP PARIBAS PARIS                                                    0.26         06/01/2010          25,000,000
       9,000,000  COMMERZBANK GRAND CAYMAN                                             0.22         06/01/2010           9,000,000
      25,000,000  CREDIT AGRICOLE                                                      0.25         06/01/2010          25,000,000
      19,000,000  DANSKE BANK A/S COPENHAGEN                                           0.35         06/01/2010          19,000,000
      10,000,000  DANSKE BANK A/S COPENHAGEN                                           0.30         06/02/2010          10,000,000
      64,000,000  DEUTSCHE BANK CAYMAN                                                 0.22         06/01/2010          64,000,000
       9,000,000  DEXIA BANK SA BRUSSELS                                               0.40         06/03/2010           9,000,000
      63,000,000  DNB NOR BANK ASA                                                     0.24         06/01/2010          63,000,000
      34,000,000  DZ BANK AG                                                           0.22         06/01/2010          34,000,000
      35,000,000  FORTIS BANK NV SA                                                    0.32         06/01/2010          35,000,000
      10,000,000  FORTIS BANK NV SA                                                    0.38         06/01/2010          10,000,000
      11,000,000  FORTIS BANK NV SA                                                    0.38         06/02/2010          11,000,000
      31,000,000  GROUPE BPCE                                                          0.28         06/01/2010          31,000,000
      51,000,000  INTESA SANPAOLO SPA                                                  0.36         06/02/2010          51,000,000
      48,000,000  KBC BANK NV BRUSSELS                                                 0.23         06/01/2010          48,000,000
      25,000,000  NATIXIS CAYMAN ISLANDS                                               0.40         06/01/2010          25,000,000
      60,000,000  NRW BANK                                                             0.27         06/01/2010          60,000,000
       8,000,000  SOCIETE GENERALE PARIS                                               0.35         06/01/2010           8,000,000
      36,000,000  UBS AG CAYMAN ISLANDS                                                0.30         06/02/2010          36,000,000
TOTAL TIME DEPOSITS (COST $792,000,000)                                                                                792,000,000
                                                                                                                 =================
REPURCHASE AGREEMENTS(z): 6.91%
      69,000,000  BANK OF AMERICA SECURITIES LLC, DATED 5/28/2010, MATURING
                  6/01/2010, MATURITY VALUE $69,001,512 (1)                            0.20         06/01/2010          69,000,000
      14,000,000  BANK OF AMERICA SECURITIES LLC, DATED 5/28/2010, MATURING
                  6/01/2010, MATURITY VALUE $14,000,491 (2)                            0.32         06/01/2010          14,000,000
      17,000,000  BARCLAYS CAPITAL INCORPORATED, DATED 5/28/2010, MATURING
                  6/01/2010, MATURITY VALUE $17,000,428 (3)                            0.23         06/01/2010          17,000,000
       8,000,000  BARCLAYS CAPITAL INCORPORATED, DATED 5/28/2010, MATURING
                  6/01/2010, MATURITY VALUE $8,000,281 (4)                             0.32         06/01/2010           8,000,000
      92,000,000  BARCLAYS CAPITAL INCORPORATED, DATED 5/28/2010, MATURING
                  6/01/2010, MATURITY VALUE $92,002,016 (5)                            0.20         06/01/2010          92,000,000
      49,000,000  BNP PARIBAS SECURITIES CORPORATION, DATED 5/28/2010, MATURING
                  6/01/2010, MATURITY VALUE $49,001,128 (6)                            0.21         06/01/2010          49,000,000
      46,000,000  CITIGROUP GLOBAL MARKETS, DATED 5/28/2010, MATURING
                  6/01/2010, MATURITY VALUE $46,001,059 (7)                            0.21         06/01/2010          46,000,000
       8,650,000  CITIGROUP GLOBAL MARKETS, DATED 5/28/2010, MATURING
                  6/01/2010, MATURITY VALUE $8,650,199 (8)                             0.21         06/01/2010           8,650,000
      28,000,000  GOLDMAN SACHS & COMPANY, DATED 5/28/2010, MATURING 6/01/2010,
                  MATURITY VALUE $28,000,614 (9)                                       0.20         06/01/2010          28,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)

MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE  MATURITY DATE        VALUE
----------------  ---------------------------------------------------------------  -------------  -------------  -----------------
REPURCHASE AGREEMENTS(z) (continued)
$     49,000,000  JPMORGAN SECURITIES, DATED 5/28/2010, MATURING 6/01/2010,
                  MATURITY VALUE $49,001,128 (10)                                      0.21%        06/01/2010   $      49,000,000
      46,000,000  RBS SECURITIES INCORPORATED, DATED 5/28/2010, MATURING
                  6/01/2010, MATURITY VALUE $46,001,059 (11)                           0.21         06/01/2010          46,000,000
TOTAL REPURCHASE AGREEMENTS (COST $426,650,000)                                                                        426,650,000
                                                                                                                 =================
US TREASURY SECURITIES: 0.86%
US TREASURY BILLS: 0.86%
      53,000,000  US TREASURY BILL##                                                   0.22         11/18/2010          52,944,653
                                                                                                                 -----------------
TOTAL US TREASURY SECURITIES (COST $52,944,653)                                                                         52,944,653
                                                                                                                 =================
TOTAL INVESTMENTS IN SECURITIES
   (COST $6,217,520,633)*                                                  100.76%                                   6,217,520,633
OTHER ASSETS AND LIABILITIES, NET                                           (0.76)                                     (46,655,946)
                                                                           ------                                -----------------
TOTAL NET ASSETS                                                           100.00%                               $   6,170,864,687
                                                                           ======                                =================

+/-  VARIABLE RATE INVESTMENTS.

##   ZERO COUPON SECURITY. RATE REPRESENTS YIELD TO MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(p)  ASSET-BACKED COMMERCIAL PAPER.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(i)  ILLIQUID SECURITY.

(z)  COLLATERALIZED BY:

(1) U.S. GOVERNMENT SECURITY, 5.50%, 6/1/2038, MARKET VALUE INCLUDING ACCRUED INTEREST IS $71,070,000.

(2)  U.S. GOVERNMENT SECURITIES, 0.00% TO 0.35%, 6/7/2010 TO 6/11/2010, MARKET
     VALUE INCLUDING ACCRUED INTEREST IS $14,280,000.

(3)  U.S. GOVERNMENT SECURITIES, 2.90% TO 6.00%, 4/1/2018 TO 5/1/2040, MARKET
     VALUE INCLUDING ACCRUED INTEREST IS $17,510,000.

(4) U.S. GOVERNMENT SECURITIES, 0.00%, 6/3/2010 TO 2/3/2012, MARKET VALUE INCLUDING ACCRUED INTEREST IS $8,160,000.

(5)  U.S. GOVERNMENT SECURITIES, 0.00% TO 7.00%, 6/25/2010 TO 3/20/2059, MARKET
     VALUE INCLUDING ACCRUED INTEREST IS $93,387,640.

(6)  U.S. GOVERNMENT SECURITIES, 0.00% TO 6.50%, 8/1/2021 TO 5/1/2040, MARKET
     VALUE INCLUDING ACCRUED INTEREST IS $50,470,000.

(7)  U.S. GOVERNMENT SECURITIES, 0.00% TO 5.50%, 5/1/2025 TO 2/20/2040, MARKET
     VALUE INCLUDING ACCRUED INTEREST IS $47,380,000.

(8)  U.S. GOVERNMENT SECURITIES, 0.00% TO 2.50%, 10/7/2010 TO 7/15/2016, MARKET
     VALUE INCLUDING ACCRUED INTEREST IS $8,823,003.

(9)  U.S. GOVERNMENT SECURITIES, 4.00% TO 7.00%, 9/20/2033 TO 5/20/2040, MARKET
     VALUE INCLUDING ACCRUED INTEREST IS $28,840,000.

(10) U.S. GOVERNMENT SECURITIES, 4.00% TO 11.50%, 4/15/2013 TO 12/15/2050,
     MARKET VALUE INCLUDING ACCRUED INTEREST IS $50,470,254.

(11) U.S. GOVERNMENT SECURITIES, 0.00% TO 2.50%, 4/27/2011 TO 5/1/2040, MARKET
     VALUE INCLUDING ACCRUED INTEREST IS $47,183,090.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)
MUNICIPAL MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE  MATURITY DATE         VALUE
----------------  ---------------------------------------------------------------  -------------  -------------  -----------------
COMMERCIAL PAPER: 2.27%
$      3,000,000  ILLINOIS FINANCE AUTHORITY                                           0.20%        06/08/2010   $       3,000,000
       4,500,000  SAN JOAQUIN CA TRANSPORTATION AUTHORITY                              0.31         06/09/2010           4,500,000
TOTAL COMMERCIAL PAPER (COST $7,500,000)                                                                                 7,500,000
                                                                                                                 =================
MUNICIPAL BONDS & NOTES: 96.61%
ARIZONA: 4.01%
       9,535,000  ARIZONA SPORTS & TOURISM AUTHORITY MULTIPURPOSE STADIUM
                  (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                      2.00         07/01/2036           9,535,000
       2,400,000  MARICOPA COUNTY AZ IDA TRANS-MATIC MANUFACTURING PRODUCTION
                  PROJECT (IDR, NATIONAL CITY BANK LOC)ss+/-                           0.33         10/01/2026           2,400,000
         500,000  PHOENIX IDA SERIES A (HFA, BANK OF AMERICA NA LOC)ss+/-              0.33         04/01/2033             500,000
         800,000  PIMA COUNTY AZ IDA EASTSIDE APARTMENTS SERIES B (MFHR, FNMA
                  INSURED)ss+/-                                                        0.36         02/15/2031             800,000
                                                                                                                        13,235,000
                                                                                                                 -----------------
CALIFORNIA: 1.43%
         100,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION CALIFORNIA
                  SHARP HEALTHCARE SERIES D (HOSPITAL REVENUE, CITIBANK NA
                  LOC)ss+/-                                                            0.26         08/01/2035             100,000
       2,300,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK ST.
                  MARGARETS EPISCOPAL SCHOOL (OTHER REVENUE, ALLIED IRISH BANK
                  PLC LOC)ss+/-                                                        2.75         01/01/2038           2,300,000
         225,000  CALIFORNIA MUNICIPAL FINANCE AUTHORITY (PRIVATE SCHOOL
                  REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                             2.75         09/01/2036             225,000
         700,000  CALIFORNIA STATE KINDERGARTEN B3 (OTHER REVENUE, CITIBANK NA
                  LIQUIDITY FACILITY)ss+/-                                             0.25         05/01/2034             700,000
         410,000  CALIFORNIA STATEWIDE CDA TYRELLA GARDENS APARTMENTS SERIES B
                  (HOUSING REVENUE, CITIBANK NA LIQUIDITY FACILITY)ss+/-               0.32         06/01/2036             410,000
         525,000  ROSEVILLE CA COP SERIES A (ELECTRIC REVENUE, BANK OF NEW YORK
                  LOC)ss+/-                                                            0.24         02/01/2035             525,000
         445,000  SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY MFHR
                  LELAND POLK SENIOR COMMUNITY SERIES A (MFHR, CITIBANK NA
                  LOC)ss+/-                                                            0.30         12/01/2019             445,000
                                                                                                                         4,705,000
                                                                                                                 -----------------
COLORADO: 1.85%
       3,865,000  COLORADO HOUSING & FINANCE AUTHORITY READY FOODS INCORPORATED
                  PROJECT SERIES A (OTHER REVENUE, US BANK NA LOC)ss+/-                0.33         01/01/2032           3,865,000
       1,000,000  FORT COLLINS CO ECONOMIC DEVELOPMENT OAKRIDGE PROJECT SERIES
                  A (HOUSING REVENUE, US BANK NA LOC)ss+/-                             0.39         12/01/2032           1,000,000
       1,250,000  HUDSON CO SERIES A (IDR, US BANK NA LOC)ss+/-                        0.59         11/01/2020           1,250,000
                                                                                                                         6,115,000
                                                                                                                 -----------------
CONNECTICUT: 0.24%
         800,000  CONNECTICUT HOUSING FINANCE AUTHORITY SUBSERIES A-2
                  (REFUNDING BONDS REVENUE, STATE STREET BANK & TRUST LOC)ss+/-        0.28         05/15/2039             800,000
                                                                                                                 -----------------
DELAWARE: 1.33%
       1,100,000  DELAWARE ECONOMIC DEVELOPMENT AUTHORITY CLEAN POWER PROJECT
                  SERIES C (RESOURCE RECOVERY REVENUE)ss+/-                            0.32         08/01/2029           1,100,000
       3,300,000  DELAWARE ECONOMIC DEVELOPMENT AUTHORITY CLEAN POWER PROJECT
                  SERIES D (IDR)ss+/-                                                  0.33         08/01/2029           3,300,000
                                                                                                                         4,400,000
                                                                                                                 -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)
MUNICIPAL MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE  MATURITY DATE         VALUE
----------------  ---------------------------------------------------------------  -------------  -------------  -----------------
DISTRICT OF COLUMBIA: 2.35%
$      2,075,000  DISTRICT OF COLUMBIA CARNEGIE ENDOWMENT FOR INTERNATIONAL
                  PEACE (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                2.50%        11/01/2045   $       2,075,000
       1,910,000  DISTRICT OF COLUMBIA ENTERPRISE ZONE 14TH & IRVING (IDR, BANK
                  OF AMERICA NA LOC)ss+/-                                              0.42         05/01/2022           1,910,000
       3,755,000  METROPOLITAN WASHINGTON DC AIRPORT AUTHORITY SERIES 2855
                  (AIRPORT REVENUE, FIRST SECURITY BANK LOC)ss+/-                      0.44         10/01/2014           3,755,000
                                                                                                                         7,740,000
                                                                                                                 -----------------
FLORIDA: 5.92%
       2,200,000  CITY OF TALLAHASSEE FL (IDR, BRANCH BANKING TRUST LOC)ss+/-          0.37         10/01/2015           2,200,000
       3,800,000  DEUTSCHE BANK FL SPEARS LIFERS TRUST SERIES DB-563 (OTHER
                  REVENUE, FIRST SECURITY BANK LOC)ss+/-                               0.33         10/01/2022           3,800,000
       9,515,000  FLORIDA HOUSING FINANCE CORPORATION PINEWOOD POINTE SERIES C
                  (STATE AGENCY HOUSING REVENUE, NATIXIS LOC)ss+/-                     0.59         06/01/2044           9,515,000
       1,595,000  RBC MUNICIPAL PRODUCTS INCORPORATED TRUST SERIES E2 (OTHER
                  REVENUE, ROYAL BANK OF CANADA LOC)ss+/-                              0.37         01/01/2034           1,595,000
       2,425,000  SARASOTA COUNTY FL CONTINUING CARE RETIREMENT COMMUNITY
                  GLENRIDGE PALMER PROJECT (HFFA REVENUE, BANK OF SCOTLAND
                  LOC)ss+/-                                                            0.37         06/01/2036           2,425,000
                                                                                                                        19,535,000
                                                                                                                 -----------------
GEORGIA: 3.13%
       2,780,000  FLOYD COUNTY GA DEVELOPMENT AUTHORITY GEORGIA POWER COMPANY
                  PLANT HAMMOND PROJECT (IDR)ss+/-                                     0.27         09/01/2026           2,780,000
       3,600,000  GEORGIA STATE PORTS AUTHORITY (AIRPORT REVENUE, BANKERS TRUST
                  CORPORATION LOC)ss+/-                                                0.37         06/01/2022           3,600,000
       3,960,000  GEORGIA STATE PORTS AUTHORITY (IDR, BANKERS TRUST CORPORATION
                  LOC)ss+/-                                                            0.37         10/01/2023           3,960,000
                                                                                                                        10,340,000
                                                                                                                 -----------------
ILLINOIS: 7.16%
       3,670,000  CHICAGO IL ENTERPRISE ZONE GARDNER GIBSON PROJECT (ECONOMIC
                  DEVELOPMENT REVENUE, HARRIS TRUST SAVINGS BANK LOC)ss+/-             0.37         07/01/2033           3,670,000
       5,000,000  CHICAGO IL MIDWAY AIRPORT 2ND LIEN SERIES C (AIRPORT REVENUE,
                  MORGAN STANLEY LOC)ss+/-                                             0.30         01/01/2035           5,000,000
         280,000  CHICAGO IL WASTEWATER TRANSMISSION SUBSERIES C-2 (SEWER
                  REVENUE, BANK OF AMERICA NA LOC)ss+/-                                0.28         01/01/2039             280,000
         260,000  DES PLAINES IL FINZER ROLLER INCORPORATED PROJECT (IDR,
                  HARRIS TRUST SAVINGS BANK LOC)ss+/-                                  1.00         08/01/2021             260,000
       2,535,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY MCL INCORPORATED
                  PROJECT (IDR, GE CAPITAL CORPORATION LOC)ss+/-                       0.85         06/01/2017           2,535,000
       1,600,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY UNIVERSAL PRESS
                  INCORPORATED PROJECT SERIES A (IDR, LASALLE NATIONAL BANK NA
                  LOC)ss+/-                                                            0.42         07/01/2020           1,600,000
         900,000  ILLINOIS FINANCE AUTHORITY INTERNATIONAL INK COMPANY (IDR,
                  JPMORGAN CHASE BANK LOC)ss+/-                                        0.40         01/01/2034             900,000
         700,000  ILLINOIS FINANCE AUTHORITY MERUG LLC SERIES B (IDR, JPMORGAN
                  CHASE BANK LOC)ss+/-                                                 0.85         12/01/2018             700,000
       1,455,000  LAKE COUNTY IL BROWN PAPER GOODS PROJECT (IDR, BANK ONE
                  CHICAGO NA LOC)ss+/-                                                 0.85         10/01/2021           1,455,000
       1,370,000  LAKE COUNTY IL COUNTRYSIDE LANDFILL INCORPORATED (SOLID WASTE
                  REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                               0.35         04/01/2021           1,370,000
       2,600,000  LAKE COUNTY IL NORTHPOINT ASSOCIATION (IDR, NORTHERN TRUST
                  CORPORATION LOC)ss+/-                                                0.40         07/01/2029           2,600,000
       1,300,000  LAKE ZURICH IL (ECONOMIC DEVELOPMENT REVENUE, JPMORGAN CHASE
                  BANK LOC)ss+/-                                                       0.85         12/01/2029           1,300,000
       1,960,000  VERNON HILLS IL NORTHWESTERN TOOL & DIE PROJECT (IDR, LASALLE
                  NATIONAL BANK NA LOC)ss+/-                                           0.59         04/01/2025           1,960,000
                                                                                                                        23,630,000
                                                                                                                 -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)
MUNICIPAL MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE  MATURITY DATE         VALUE
----------------  ---------------------------------------------------------------  -------------  -------------  -----------------
INDIANA: 3.97%
$      1,000,000  CITY OF CRAWFORDSVILLE IN ECONOMIC DEVELOPMENT (IDR, BANK OF
                  AMERICA NA LOC)ss+/-                                                 0.36%        10/01/2018   $       1,000,000
       1,925,000  GREENSBURG IN COMMUNITY PARTNERS VILLAGE II (HOUSING REVENUE,
                  FHLMC INSURED)ss+/-                                                  0.34         09/01/2029           1,925,000
       4,000,000  INDIANA BOND BANK STATE REVENUE PROGRAM NOTES SERIES A (OTHER
                  REVENUE, JPMORGAN CHASE BANK LOC)                                    2.00         01/06/2011           4,037,492
       1,980,000  INDIANA STATE DEVELOPMENT FINANCE AUTHORITY IN SHELBY GRAVEL
                  INCORPORATED PROJECT (IDR, NATIONAL CITY BANK OF IN LOC)ss+/-        0.38         10/01/2017           1,980,000
       1,495,000  NOBLESVILLE IN GREYSTONE APARTMENTS PROJECT SERIES B (HOUSING
                  REVENUE, FHLB LOC)ss+/-                                              0.34         03/01/2041           1,495,000
       2,670,000  ST .JOSEPH COUNTY IN MIDCORR LAND DEVELOPMENT LLC PROJECT
                  (IDR, NATIONAL CITY BANK LOC)ss+/-                                   0.38         10/01/2023           2,670,000
                                                                                                                        13,107,492
                                                                                                                 -----------------
IOWA: 2.19%
       5,590,000  DES MOINES IA ELLIOT AVIATION PROJECT (OTHER REVENUE, US BANK
                  NA LOC)ss+/-                                                         0.39         08/01/2027           5,590,000
         125,000  IOWA FINANCE AUTHORITY GREAT RIVER MEDICAL CENTER PROJECT
                  (HCFR, ALLIED IRISH BANK PLC LOC)ss+/-                               1.25         06/01/2027             125,000
       1,500,000  IOWA FINANCE AUTHORITY INDUSTRIAL DEVELOPMENT (IDR, BANK OF
                  AMERICA NA LOC)ss+/-                                                 0.38         06/01/2028           1,500,000
                                                                                                                         7,215,000
                                                                                                                 -----------------
KANSAS: 1.62%
       1,000,000  OLATHE KS DIAMANT BOART SERIES A (IDR, SVENSKA HANDELSBANKEN
                  LOC)ss+/-                                                            0.42         03/01/2027           1,000,000
       4,350,000  OLATHE KS ISL LLC PROJECT (OTHER REVENUE, US BANK NA LOC)ss+/-       0.38         08/01/2027           4,350,000
                                                                                                                         5,350,000
                                                                                                                 -----------------
KENTUCKY: 4.30%
       3,410,000  CITY OF BARDSTOWN KY (IDR, US BANK NA LOC)ss+/-                      0.41         10/01/2019           3,410,000
       5,040,000  HOPKINS COUNTY KY LOK CORPORATION PROJECT (IDR, PNC BANK NA
                  LOC)ss+/-                                                            0.30         10/01/2017           5,040,000
       1,850,000  JEFFERSON COUNTY KY (IDR, NATIONAL CITY BANK LOC)ss+/-               0.35         09/01/2022           1,850,000
       1,225,000  KENTUCKY EDFA (ECONOMIC DEVELOPMENT REVENUE, JPMORGAN CHASE
                  BANK LOC)ss+/-                                                       0.33         10/01/2028           1,225,000
         300,000  KENTUCKY EDFA (ECONOMIC DEVELOPMENT REVENUE, PNC BANK NA
                  LOC)ss+/-                                                            0.29         12/01/2037             300,000
       2,350,000  LOGAN COUNTY KY SOLID WASTE MANAGEMENT LLC PROJECT (OTHER
                  REVENUE, PNC BANK NA LOC)ss+/-                                       0.30         03/01/2021           2,350,000
                                                                                                                        14,175,000
                                                                                                                 -----------------
MASSACHUSETTS: 1.21%
       4,000,000  MASSACHUSETTS HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                  CHILDREN'S HOSPITAL PROJECT SERIES N-1 (HOSPITAL REVENUE, TD
                  BANK LOC)ss+/-                                                       0.25         10/01/2048           4,000,000
                                                                                                                 -----------------
MICHIGAN: 1.34%
         290,000  GREEN LAKE TOWNSHIP MI ECONOMIC DEVELOPMENT CORPORATION
                  (OTHER REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                        0.28         06/01/2034             290,000
         925,000  MACOMB COUNTY ECONOMIC DEVELOPMENT CORPORATION (IDR, NATIONAL
                  CITY BANK LOC)ss+/-                                                  0.38         12/01/2017             925,000
       2,000,000  MICHIGAN STATE HOSPITAL FINANCE AUTHORITY ASCENSION HEALTH
                  GROUP SUBSERIES F-8 (HOSPITAL REVENUE)ss+/-                          0.38         11/15/2049           2,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)
MUNICIPAL MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE  MATURITY DATE         VALUE
----------------  ---------------------------------------------------------------  -------------  -------------  -----------------
MICHIGAN (continued)
$      1,220,000  MICHIGAN STATE STRATEGIC FUND FITZ LAND LLC PROJECT (IDR,
                  NATIONAL CITY BANK LOC)ss+/-                                             0.38%    08/01/2025   $       1,220,000
                                                                                                                         4,435,000
                                                                                                                 -----------------
MINNESOTA: 10.04%
       2,110,000  BLOOMINGTON MN BRISTOL VILLAGE (HOUSING REVENUE, FNMA
                  INSURED)ss+/-                                                            0.34     11/15/2032           2,110,000
       1,805,000  BLOOMINGTON MN NORLAN PARTNERS SERIES B (HOUSING REVENUE,
                  LASALLE NATIONAL BANK NA LOC)ss+/-                                       0.42     07/15/2032           1,805,000
       1,800,000  COON RAPIDS MN DRAKE APARTMENTS PROJECT A (OTHER REVENUE,
                  FNMA INSURED)ss+/-                                                       0.34     06/15/2038           1,800,000
       1,985,000  HENNEPIN COUNTY MN HOUSING & RDA STONE ARCH APARTMENTS
                  PROJECT (MFHR, LASALLE NATIONAL BANK NA LOC)ss+/-                        0.31     04/15/2035           1,985,000
       2,400,000  MAHTOMEDI MN BRIARCLIFF MANOR APARTMENTS SERIES A (OTHER
                  REVENUE, FNMA INSURED)ss+/-                                              0.34     06/15/2038           2,400,000
         700,000  MINNEAPOLIS & ST. PAUL MN HOUSING & REDEVELOPMENT AUTHORITY
                  ALLINA HEALTH SYSTEM SERIES B-1 (HFFA REVENUE, JPMORGAN CHASE
                  BANK LOC)ss+/-                                                           0.26     11/15/2035             700,000
       2,740,000  MINNEAPOLIS MN DRIFTWOOD APARTMENTS PROJECT A (HOUSING
                  REVENUE, US BANK NA LOC)ss+/-                                            0.39     10/01/2024           2,740,000
       2,780,000  MINNEAPOLIS MN SECOND STREET ACQUISITION SERIES A (HOUSING
                  REVENUE, LASALLE NATIONAL BANK NA LOC)ss+/-                              0.42     01/01/2033           2,780,000
       2,685,000  MINNESOTA STATE HFA RESIDENTIAL HOUSING SERIES C (HOUSING
                  REVENUE, FHLB INSURED)ss+/-                                              0.30     07/01/2048           2,685,000
         295,000  MINNESOTA STATE RESIDENTIAL HOUSING SERIES G (HOUSING
                  REVENUE, GO OF AUTHORITY)ss+/-                                           0.29     01/01/2032             295,000
         140,000  MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 5C (COLLEGE &
                  UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                      2.00     04/01/2025             140,000
         925,000  PLYMOUTH MN THE LAKES APARTMENTS PROJECT (HOUSING REVENUE,
                  FHLMC INSURED)ss+/-                                                      0.34     08/01/2034             925,000
       2,900,000  RAMSEY COUNTY MN HOUSING & REDEVELOPMENT MFHR GATEWAY
                  APARTMENTS LP SERIES A (HOUSING REVENUE, LASALLE NATIONAL
                  BANK NA LOC)ss+/-                                                        0.36     10/01/2038           2,900,000
       2,325,000  ST. ANTHONY MN LANDINGS SILVER LAKE SERIES A (MFHR, LASALLE
                  NATIONAL BANK NA LOC)ss+/-                                               0.36     10/01/2037           2,325,000
       2,840,000  ST. PAUL MN HOUSING & RDA HAMPDEN SQUARE APARTMENTS SERIES A
                  (HOUSING REVENUE, FNMA INSURED)ss+/-                                     0.34     06/01/2032           2,840,000
       2,595,000  ST. PAUL MN HOUSING & RDA LEASED HOUSING ASSOCIATION SERIES A
                  (HOUSING REVENUE, LASALLE NATIONAL BANK NA LOC)ss+/-                     0.42     09/01/2035           2,595,000
       1,000,000  ST. PAUL MN PORT AUTHORITY (IDR, DEUTSCHE BANK AG LOC)ss+/-              0.34     12/01/2028           1,000,000
       1,100,000  ST. PAUL MN PORT AUTHORITY (IDR, DEUTSCHE BANK AG LOC)ss+/-              0.34     03/01/2029           1,100,000
                                                                                                                        33,125,000
                                                                                                                 -----------------
NEVADA: 0.31%
       1,000,000  CLARK COUNTY NV AIRPORT SYSTEM JR SUB LIEN NOTES  E-1
                  (AIRPORT & MARINA REVENUE)                                               2.50     06/01/2011           1,018,556
                                                                                                                 -----------------
NEW HAMPSHIRE: 1.94%
       3,000,000  MERRIMACK COUNTY NH TAX ANTICIPATION NOTES (PROPERTY TAX
                  REVENUE)                                                                 1.00     12/30/2010           3,006,961
       3,390,000  NEW HAMPSHIRE HEALTH & EDUCATION FACILITIES AUTHORITY
                  (HEALTHCARE FACILITIES REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-          2.11     07/01/2035           3,390,000
                                                                                                                         6,396,961
                                                                                                                 -----------------
NEW JERSEY: 2.61%
       3,000,000  MILLBURN TOWNSHIP NJ BOND ANTICIPATION NOTES (PROPERTY TAX
                  REVENUE)                                                                 1.50     02/10/2011           3,022,234
         400,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY (NATURAL GAS
                  REVENUE, BANK OF AMERICA NA LOC)ss+/-                                    0.26     06/01/2026             400,000
         240,000  NEW JERSEY HEALTH CARE FACILITIES FINANCING AUTHORITY SERIES
                  A1 (HFFA, COMMERCE BANK NA LOC)ss+/-                                     0.25     07/01/2014             240,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)
MUNICIPAL MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE  MATURITY DATE         VALUE
----------------  ---------------------------------------------------------------  -------------  -------------  -----------------
NEW JERSEY (continued)
$      4,945,000  NEW JERSEY STATE TRANSPORTATION SERIES 146 (FUEL SALES TAX
                  REVENUE, FIRST SECURITY BANK LOC)ss+/-                               0.30%        12/15/2011   $       4,945,000
                                                                                                                         8,607,234
                                                                                                                 -----------------
NEW MEXICO: 1.46%
       4,800,000  NEW MEXICO EDUCATIONAL ASSISTANCE FOUNDATION (COLLEGE &
                  UNIVERSITY REVENUE, ROYAL BANK OF CANADA LOC)ss+/-                   0.31         04/01/2034           4,800,000
                                                                                                                 -----------------
NEW YORK: 2.76%
       2,470,000  CITY OF NEW YORK NY (PROPERTY TAX REVENUE, TORONTO DOMINION
                  BANK LOC)ss+/-                                                       0.24         09/01/2027           2,470,000
       4,425,000  NEW YORK STATE MORTGAGE AGENCY HOMEOWNER MORTGAGES (HOUSING
                  REVENUE, DEXIA SA SPA)ss+/-                                          0.32         04/01/2037           4,425,000
       2,200,000  NEW YORK TRANSITIONAL FINANCIAL AUTHORITY FUTURE TAX
                  SUBSERIES F-5 (SALES TAX REVENUE, SUMITOMO MITSUBISHI BANK
                  LOC)ss+/-                                                            0.23         02/01/2035           2,200,000
                                                                                                                         9,095,000
                                                                                                                 -----------------
NORTH CAROLINA: 3.25%
       2,825,000  LEE COUNTY NC INDUSTRIAL FACILITIES & PCFA CHALLENGE PRINTING
                  COMPANY PROJECT (OTHER REVENUE, WACHOVIA BANK LOC)ss +/-(q)          0.49         07/01/2027           2,825,000
       2,605,000  NORTH CAROLINA CAPITAL FACILITIES FINANCE AGENCY VARIOUS-ELON
                  COLLEGE SERIES A (COLLEGE & UNIVERSITY REVENUE, BANK OF
                  AMERICA NA LOC)ss+/-                                                 0.42         01/01/2014           2,605,000
       5,000,000  NORTH CAROLINA CAPITAL FACILTIES FINANCE AGENCY EDUCATIONAL
                  FACILITIES STERLING MONTESSORI (MISCELLANEOUS REVENUE, BRANCH
                  BANKING & TRUST LOC)ss+/-                                            0.27         03/01/2031           5,000,000
         295,000  NORTH CAROLINA MEDICAL CARE COMMISSION HEALTH CARE FACILTIES
                  FIRSTHEALTH CAROLINAS (HFFA)ss+/-                                    0.26         10/01/2028             295,000
                                                                                                                        10,725,000
                                                                                                                 -----------------
NORTH DAKOTA: 2.70%
       3,000,000  NORTH DAKOTA STATE HFA HOME MORTGAGE PROGRAM SERIES A
                  (HOUSING REVENUE, LLOYDS BANK LOC)ss+/-                              0.33         07/01/2037           3,000,000
       3,500,000  NORTH DAKOTA STATE HFA HOME MORTGAGE PROGRAM SERIES B
                  (HOUSING REVENUE)ss+/-                                               0.35         01/01/2035           3,500,000
       1,505,000  NORTH DAKOTA STATE HOUSING FINANCE AGENCY HOME MORTGAGE
                  FINANCING (HOUSING REVENUE, FHLB INSURED)ss+/-                       0.31         01/01/2030           1,505,000
         900,000  NORTH DAKOTA STATE HOUSING FINANCE AGENCY HOUSING FINANCE
                  PROGRAM SERIES B (HOUSING REVENUE, FHLB INSURED)ss+/-                0.31         07/01/2033             900,000
                                                                                                                         8,905,000
                                                                                                                 -----------------
OHIO: 0.70%
       1,120,000  FRANKLIN COUNTY OH LIFELINE SHELTER SYSTEMS PROJECT (IDR,
                  BANK ONE CHICAGO NA LOC)ss+/-                                        0.80         10/01/2021           1,120,000
       1,200,000  MONTGOMERY COUNTY OH CAMBRIDGE COMMONS APARTMENTS A (HOUSING
                  REVENUE, FHLMC INSURED)ss+/-                                         0.33         04/01/2038           1,200,000
                                                                                                                         2,320,000
                                                                                                                 -----------------
OTHER: 9.49%
      31,300,000  SUNAMERICA TRUST CERTIFICATES VARIOUS STATES CLASS A SERIES 2
                  (OTHER REVENUE, FHLMC INSURED)ss+/-                                  0.35         07/01/2041          31,300,000
                                                                                                                 -----------------

PENNSYLVANIA: 1.03%
$      3,400,000  EMMAUS PA GENERAL AUTHORITY SUBSERIES D-27 (MISCELLANEOUS
                  REVENUE, US BANK NA LOC)ss+/-                                        0.31%        03/01/2024   $       3,400,000
                                                                                                                 -----------------


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)
MUNICIPAL MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE  MATURITY DATE         VALUE
----------------  ---------------------------------------------------------------  -------------  -------------  -----------------
PUERTO RICO: 1.52%
       5,000,000  PUERTO RICO SALES TAX FINANCING CORPORATION SERIES 11829
                  (SALES TAX REVENUE, AGM INSURED)ss+/-                                0.31         02/01/2034           5,000,000
                                                                                                                 -----------------
SOUTH CAROLINA: 1.52%
       5,000,000  SOUTH CAROLINA JOBS-ECONOMIC DEVELOPMENT AUTHORITY (IDR,
                  BRANCH BANKING TRUST LOC)ss+/-                                       0.36         12/01/2038           5,000,000
                                                                                                                 -----------------
TENNESSEE: 2.92%
       8,000,000  HUNTINGDON TN INDUSTRIAL DEVELOPMENT BOARD BEHLEN
                  MANUFACTURING COMPANY PROJECT (IDR, LASALLE BANK NA LOC)ss+/-        0.43         05/01/2020           8,000,000
       1,645,000  PULASKI & GILES COUNTY TN LOMAR DEVELOPMENT COMPANY PROJECT
                  (IDR, US BANK NA LOC)ss+/-                                           0.54         01/01/2017           1,645,000
                                                                                                                         9,645,000
                                                                                                                 -----------------
TEXAS: 6.13%
          80,000  GREGG COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                  (HCFR, JPMORGAN CHASE BANK LOC)ss+/-                                 0.27         10/01/2029              80,000
       2,100,000  HARRIS COUNTY TX INDUSTRIAL DEVELOPMENT CORPORATION DEER PARK
                  REFINING (RESOURCE RECOVERY REVENUE)ss+/-                            0.26         03/01/2023           2,100,000
      10,000,000  HOUSTON TX UTILITIES SYSTEM FIRST LIEN SERIES B (WATER &
                  SEWER REVENUE)ss+/-                                                  0.29         05/15/2034          10,000,000
       4,500,000  PORT ARTHUR TX NAVY DISTRICT ENVIRONMENTAL FACILITIES MOTIVA
                  ENTERPRISES B (OTHER REVENUE)ss+/-                                   0.28         12/01/2039           4,500,000
         400,000  PORT ARTHUR TX NAVY DISTRICT ENVIRONMENTAL FACILITIES MOTIVA
                  ENTERPRISES SERIES B (OTHER REVENUE)ss+/-                            0.28         06/01/2040             400,000
       2,000,000  PORT CORPUS CHRISTI INDUSTRIAL DEVELOPMENT CORPORATION
                  (INDUSTRIAL REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                   0.27         10/01/2036           2,000,000
       1,145,000  TEXAS HOUSING OPTIONS INCORPORATED MILL CITY SERIES A
                  (HOUSING REVENUE, BANK OF AMERICA NA LOC)ss+/-                       0.42         05/01/2036           1,145,000
                                                                                                                        20,225,000
                                                                                                                 -----------------
VERMONT: 0.35%
       1,155,000  VERMONT EDUCATIONAL & HEALTH BUILDINGS NORTH COUNTY HOSPITAL
                  PROJECT A (HCFR,  BANKNORTH NA LOC)ss+/-                             0.29         10/01/2034           1,155,000
                                                                                                                 -----------------
VIRGINIA: 1.39%
       2,250,000  NORFOLK ECONOMIC DEVELOPMENT AUTHORITY HOSPITAL FACILITIES
                  SENTRA HEALTHCARE SERIES C (HFFA)ss+/-                               0.41         11/01/2034           2,250,000
         775,000  VIRGINIA COMMONWEALTH UNIVERSITY HEALTH SYSTEM AUTHORITY
                  SERIES B (HCFR, BRANCH BANKING & TRUST COMPANY LOC)ss+/-             0.30         07/01/2037             775,000
       1,550,000  VIRGINIA SMALL BUSINESS FINANCING AUTHORITY (IDR, BRANCH
                  BANKING & TRUST)ss+/-                                                0.37         07/01/2024           1,550,000
                                                                                                                         4,575,000
                                                                                                                 -----------------
WASHINGTON: 1.48%
       1,200,000  WASHINGTON STATE ECONOMIC DEVELOPMENT FINANCE AUTHORITY
                  MERCER ISLAND PARTNERS LLC PROJECT (IDR, US BANK NA LOC)ss+/-        0.39         06/01/2027           1,200,000
       1,590,000  WASHINGTON STATE HOUSING FINANCE COMMISSION WHISPERWOOD
                  APARTMENTS PROJECT SERIES A (MFHR, FNMA INSURED)ss+/-                0.34         05/15/2035           1,590,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)
MUNICIPAL MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE  MATURITY DATE         VALUE
----------------  ---------------------------------------------------------------  -------------  -------------  -----------------
WASHINGTON (continued)
$      2,100,000  YAKIMA COUNTY WA PUBLIC CORPORATION REVENUE VALLEY PROCESSING
                  PROJECT (IDR, BANK OF AMERICA NA LOC)ss+/-                           0.42%        02/01/2015   $       2,100,000
                                                                                                                         4,890,000
                                                                                                                 -----------------
WISCONSIN: 2.52%
       6,000,000  APPLETON WI RECOVERY ZONE FACILITIES FORMOST FARMS USA (OTHER
                  REVENUE, COBANK ACB LOC)ss+/-                                        0.31         05/01/2037           6,000,000
       2,330,000  TWO RIVERS WI RIVERSIDE FOODS INCORPORATED PROJECT (IDR, FHLB
                  LOC)ss+/-                                                            0.37         12/01/2022           2,330,000
                                                                                                                         8,330,000
                                                                                                                 -----------------
WYOMING: 0.44%
       1,450,000  CHEYENNE WY GROBET FILE COMPANY OF AMERICA INCORPORATED
                  PROJECT (IDR, NATIONAL CITY BANK LOC)ss+/-                           0.38         08/01/2017           1,450,000
                                                                                                                 -----------------
TOTAL MUNICIPAL BONDS & NOTES (COST $318,745,243)                                                                      318,745,243
                                                                                                                 =================
TOTAL INVESTMENTS IN SECURITIES
   (COST $326,245,243)*                                                     98.88%                                     326,245,243
OTHER ASSETS AND LIABILITIES, NET                                            1.12                                        3,684,356
                                                                           ------                                -----------------
TOTAL NET ASSETS                                                           100.00%                               $     329,929,599
                                                                           ======                                =================

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-    VARIABLE RATE INVESTMENTS.

(q)    CREDIT ENHANCEMENT IS PROVIDED BY A NON=CONTROLLED AFFILIATE.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI=ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE  MATURITY DATE        VALUE
----------------  ----------------------------------------------------------------  -------------  -------------  ----------------
COMMERCIAL PAPER: 3.37%
$     20,000,000  ILLINOIS EDUCATION FACILITY AUTHORITY                                 0.25%        07/01/2010   $     20,000,000
      37,000,000  ILLINOIS FINANCE AUTHORITY                                            0.20         06/08/2010         37,000,000
      10,000,000  ROCHESTER MN HEALTH CARE                                              0.25         06/01/2010         10,000,000
      10,600,000  ROCHESTER MN HEALTH CARE                                              0.28         06/03/2010         10,600,000
      23,500,000  ROCHESTER MN HEALTH CARE                                              0.28         06/09/2010         23,500,000
      16,200,000  ROCHESTER MN HEALTH CARE                                              0.30         07/01/2010         16,200,000
      11,300,000  ROCHESTER MN HEALTH CARE                                              0.30         07/07/2010         11,300,000
      18,900,000  ROCHESTER MN HEALTH CARE                                              0.35         08/02/2010         18,900,000
                                                                                                                  ----------------
TOTAL COMMERCIAL PAPER (COST $147,500,000)                                                                             147,500,000
                                                                                                                  ================
MUNICIPAL BONDS & NOTES: 96.21%
ALABAMA: 0.42%
      12,000,000  MOBILE AL INDUSTRIAL DEVELOPMENT BOARD ALABAMA POWER COMPANY
                  PROJECT SERIES C (IDR)ss+/-                                           0.27         08/01/2017         12,000,000
       6,300,000  MOBILE AL INFIRMARY HEALTH SYSTEM SPECIAL CARE FACILITIES
                  SERIES A (HFFA REVENUE, BANK OF NOVA SCOTIA LOC)ss+/-                 0.27         02/01/2040          6,300,000
                                                                                                                        18,300,000
                                                                                                                  ----------------
ALASKA: 0.56%
       8,550,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-507 (OTHER
                  REVENUE, FGIC INSURED)ss+/-                                           0.31         12/01/2034          8,550,000
      15,850,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-532 (OTHER
                  REVENUE, FGIC INSURED)ss+/-                                           0.31         12/01/2041         15,850,000
                                                                                                                        24,400,000
                                                                                                                  ----------------
ARIZONA: 0.91%
       9,945,000  MARICOPA COUNTY AZ IDA SERIES A (HOUSING REVENUE, FNMA
                  INSURED)ss+/-                                                         0.27         04/15/2030          9,945,000
      30,000,000  MESA AZ UTILITY SYSTEM CUSTODIAL RECEIPTS SERIES 7 (TAX
                  REVENUE, STATE STREET BANK & TRUST LOC)ss+/-                          0.29         07/01/2024         30,000,000
                                                                                                                        39,945,000
                                                                                                                  ----------------
CALIFORNIA: 11.86%
       1,680,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION CALIFORNIA
                  ST. ANTHONY FOUNDATION (OTHER REVENUE, BANK OF AMERICA NA
                  LOC)ss+/-                                                             0.28         03/01/2037          1,680,000
      23,050,000  BAKERSFIELD CA SERIES B (WATER & WASTEWATER AUTHORITY
                  REVENUE, FIRST SECURITY BANK LOC)ss+/-                                0.33         09/01/2035         23,050,000
      11,200,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY UNIVERSITY
                  JUDAISM SERIES A (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH
                  BANK PLC LOC)ss+/-                                                    2.00         12/01/2028         11,200,000
      16,190,000  CALIFORNIA HFFA CATHOLIC WEST SERIES H (HCFR, BANK OF AMERICA
                  NA LOC)ss+/-                                                          0.26         07/01/2035         16,190,000
         250,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK INDIA
                  COMMUNITY CENTER (OTHER REVENUE, BANK OF AMERICA NA LOC)ss+/-         0.26         12/01/2036            250,000
       3,145,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK ROCS RR
                  II R-11527 (TOLL ROAD REVENUE, AMBAC INSURED)ss+/-                    0.27         07/01/2030          3,145,000
      10,650,000  CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY EXXON MOBIL
                  PROJECT (IDR)ss+/-                                                    0.19         04/01/2017         10,650,000
       7,200,000  CALIFORNIA STANFORD HOSPITAL SERIES B (HFFA REVENUE, FIRST
                  SECURITY BANK LOC)ss+/-                                               0.33         11/15/2036          7,200,000
       2,375,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES B6 (WATER &
                  WASTEWATER AUTHORITY REVENUE, STATE STREET BANK & TRUST
                  COMPANY NA LOC)ss+/-                                                  0.23         05/01/2022          2,375,000
      20,855,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C 7
                  (ELECTRIC REVENUE, AGM INSURED)ss+/-                                  0.32         05/01/2022         20,855,000
       2,980,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C13
                  (UTILITIES REVENUE, FIRST SECURITY BANK LOC)ss+/-                     0.29         05/01/2022          2,980,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE  MATURITY DATE        VALUE
----------------  ----------------------------------------------------------------  -------------  -------------  ----------------
CALIFORNIA (continued)
$     17,800,000  CALIFORNIA STATE DWR POWER SUPPLY SERIES C11 (POWER REVENUE,
                  KBC BANK NV LOC)ss+/-                                                 0.25%        05/01/2022   $     17,800,000
         600,000  CALIFORNIA STATE ECONOMIC RECOVERY REVENUE SERIES C-5 (OTHER
                  REVENUE, BANK OF AMERICA NA LOC)ss+/-                                 0.25         07/01/2023            600,000
       2,070,000  CALIFORNIA STATE SERIES B (OTHER REVENUE, JPMORGAN CHASE BANK
                  LOC)ss+/-                                                             0.19         05/01/2040          2,070,000
      17,220,000  CALIFORNIA STATE SERIES B SUBSERIES B 3 (OTHER REVENUE,
                  JPMORGAN CHASE BANK LOC)ss+/-                                         0.27         05/01/2040         17,220,000
      10,100,000  CALIFORNIA STATE SERIES B-2 (OTHER REVENUE, SOCIETE GENERALE
                  LOC)ss+/-                                                             0.25         05/01/2033         10,100,000
      52,865,000  CALIFORNIA STATEWIDE CDA AZUSA PACIFIC UNIVERSITY PROJECT
                  (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-        1.75         04/01/2039         52,865,000
       3,900,000  CALIFORNIA STATEWIDE CDA JOHN MUIR HEALTH SERIES B (HOSPITAL
                  REVENUE, UBS AG LOC)ss+/-                                             0.16         08/15/2036          3,900,000
      39,654,000  CALIFORNIA STATEWIDE COMMUNITY DEVELOPMENT AUTHORITY SERIES
                  3102 (HEALTH HOSPITAL & NURSING HOME REVENUE, MORGAN STANLEY
                  INSURED)ss+/-                                                         0.29         11/15/2048         39,654,000
       7,970,000  CITY OF LOS ANGELES CA (PRIVATE SCHOOL REVENUE, ALLIED IRISH
                  BANK PLC LOC)ss+/-                                                    2.11         02/01/2034          7,970,000
      16,840,000  DEUTSCHE BANK SPEARS LIFERS TRUST DB-362 (OTHER REVENUE,
                  AMBAC INSURED)ss+/-                                                   0.29         06/01/2022         16,840,000
      18,540,000  DEUTSCHE BANK SPEARS LIFERS TRUST DB-363 (OTHER REVENUE, FSA
                  INSURED)ss+/-                                                         0.29         09/01/2030         18,540,000
       4,435,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-621 (PROPERTY TAX
                  REVENUE, FIRST SECURITY BANK LOC)ss+/-                                0.29         08/01/2028          4,435,000
       9,530,000  EAST BAY CA MUD SUBSERIES A2 (WATER REVENUE, DEXIA CREDIT
                  LOCAL DE FRANCE LOC)ss+/-                                             0.30         06/01/2038          9,530,000
      10,195,000  EAST BAY CA MUD SUBSERIES A3 (OTHER REVENUE, DEXIA CREDIT
                  LOCAL DE FRANCE LOC)ss+/-                                             0.30         06/01/2038         10,195,000
      20,595,000  EL DORADO CA IRRIGATION DISTRICT & EL DORADO WATER AGENCY
                  SERIES A (LEASE REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)ss+/-       0.29         03/01/2036         20,595,000
       9,105,000  GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CALIFORNIA
                  TOBACCO SETTLEMENT ROCS RR II R-11442 (OTHER REVENUE,
                  CITIBANK NA LOC)ss+/-                                                 0.34         06/01/2035          9,105,000
       6,085,000  HESPERIA CA USD COP INTERIM SCHOOL FACILITY FUNDING PROGRAM
                  (LEASE REVENUE, FIRST SECURITY BANK LOC)ss+/-                         0.40         02/01/2038          6,085,000
       4,710,000  KINGS COUNTY CA HOUSING AUTHORITY EDGEWATER LLSE APARTMENTS
                  SERIES A (MFHR, FNMA INSURED)ss+/-                                    0.25         02/15/2031          4,710,000
       3,055,000  LOS ANGELES CA USD COP ADMINISTRATION BUILDING PROJECT SERIES
                  A (OTHER REVENUE, BANK OF AMERICA NA LOC)ss+/-                        0.28         10/01/2024          3,055,000
       6,470,000  LOS ANGELES CA WASTE WATER SUBSERIES D (SEWER REVENUE, BANK
                  OF NOVA SCOTIA LOC)ss+/-                                              0.23         06/01/2028          6,470,000
       9,255,000  MANTECA CA RDA AMENDED MERGER PROJECT (TAX ALLOCATION
                  REVENUE, STATE STREET BANK & TRUST COMPANY NA LOC)ss+/-               0.30         10/01/2042          9,255,000
      28,620,000  MENLO PARK CA CDA LAS PULGAS COMMUNITY DEVELOPMENT (TAX
                  ALLOCATION REVENUE, AMBAC INSURED)ss+/-                               0.30         01/01/2031         28,620,000
       3,965,000  MONTEREY PENINSULA CA WATER MANAGEMENT DISTRICT (LEASE
                  REVENUE, BANK OF AMERICA NA LOC)ss+/-                                 0.30         07/01/2022          3,965,000
      11,670,000  NORTHERN CALIFORNIA POWER AGENCY HYDROELECTRIC PROJECT 1
                  SERIES A (ELECTRIC REVENUE, DEXIA CREDIT LOCAL DE FRANCE
                  LOC)ss+/-                                                             0.29         07/01/2032         11,670,000
      18,100,000  RIVERSIDE CA COP (LEASE REVENUE, BANK OF AMERICA NA LOC)ss+/-         0.28         03/01/2037         18,100,000
      16,315,000  ROSEVILLE CA COP SERIES A (ELECTRIC REVENUE, BANK OF NEW YORK
                  LOC)ss+/-                                                             0.24         02/01/2035         16,315,000
      11,353,000  ROSEVILLE CA ELECTRIC SYSTEM COP SERIES B (OTHER REVENUE,
                  DEXIA CREDIT LOCAL DE FRANCE LOC)ss+/-                                0.24         02/01/2035         11,353,000
       4,120,000  SAN DIEGO COUNTY CA REGIONAL TRANSPORTATION COMMUNITY LIMITED
                  TAX SERIES C (SALES TAX REVENUE, DEXIA CREDIT LOCAL DE FRANCE
                  LOC)ss+/-                                                             0.32         04/01/2038          4,120,000
      28,630,000  SAN DIEGO COUNTY CA REGIONAL TRANSPORTATION COMMUNITY LIMITED
                  TAX SERIES D (SALES TAX REVENUE, DEXIA PUBLIC FINANCING BANK
                  SPA)ss+/-                                                             0.35         04/01/2038         28,630,000
       7,325,000  SAN FRANCISCO CA CITY & COUNTY FINANCE CORPORATION MOSCONE
                  CENTER (LEASE REVENUE, STATE STREET BANK & TRUST COMPANY NA
                  LOC)ss+/-                                                             0.23         04/01/2030          7,325,000
       1,880,000  SWEETWATER CA UNION HIGH SCHOOL DISTRICT ROCS RR II 11484
                  (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)ss+/-                  0.31         02/01/2013          1,880,000
       3,600,000  UNIVERSITY OF CALIFORNIA (COLLEGE & UNIVERSITY REVENUE, FIRST
                  SECURITY BANK LOC)ss+/-                                               0.29         05/15/2032          3,600,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE  MATURITY DATE        VALUE
----------------  ----------------------------------------------------------------  -------------  -------------  ----------------
CALIFORNIA (continued)
$     12,300,000  WHITTIER CA HEALTH FACILITIES PRESBYTERIAN INTERCOMMUNITY
                  SERIES B (HEALTHCARE FACILITIES REVENUE, US BANK NA LOC)ss+/-         0.24%        06/01/2036   $     12,300,000
                                                                                                                       518,447,000
                                                                                                                  ----------------
COLORADO: 2.69%
       2,765,000  AURORA CO CENTRETECH METROPOLITAN DISTRICT (OTHER REVENUE, US
                  BANK NA LOC)ss+/-                                                     0.30         12/01/2017          2,765,000
       1,895,000  AURORA CO CENTRETECH METROPOLITAN DISTRICT (OTHER REVENUE, US
                  BANK NA LOC)ss+/-                                                     0.30         12/01/2028          1,895,000
      13,785,000  BROOMFIELD CO URBAN RENEWAL AUTHORITY EVENT CENTER PROJECT
                  (TAX INCREMENTAL REVENUE, BANQUE NATIONALE PARIS LOC)ss+/-            0.28         12/01/2030         13,785,000
       5,900,000  COLORADO HEALTH FACILITIES AUTHORITY CROSSROADS MARANATHA
                  PROJECTS (OTHER REVENUE, US BANK NA LOC)ss+/-                         0.25         12/01/2043          5,900,000
       8,625,000  COMMERCE CITY CO NORTHERN INFRASTRUCTURE GENERAL IMPROVEMENT
                  DISTRICT (OTHER REVENUE, US BANK NA LOC)ss+/-                         0.30         12/01/2038          8,625,000
       5,000,000  COMMERCE CITY CO NORTHERN INFRASTRUCTURE GENERAL IMPROVEMENT
                  DISTRICT (PROPERTY TAX REVENUE, US BANK NA LOC)ss+/-                  0.30         12/01/2028          5,000,000
       7,560,000  CORNERSTONE CO METROPOLITAN DISTRICT #1 (OTHER REVENUE, BANK
                  OF AMERICA NA LOC)ss+/-                                               0.31         12/01/2036          7,560,000
       6,600,000  DENVER CO CITY & COUNTY COTTONWOOD CREEK SERIES A (MHFR,
                  FHLMC INSURED)ss+/-                                                   0.29         04/15/2014          6,600,000
      11,250,000  MOFFAT COUNTY CO TRI STATE GENERAL ASSOCIATION PROJECT (IDR,
                  BANK OF AMERICA NA LOC)ss+/-                                          0.31         03/01/2036         11,250,000
       6,520,000  MOUNTAIN VILLAGE CO HOUSING AUTHORITY VILLAGE COURT
                  APARTMENTS PROJECT (MFHR, US BANK NA LOC)ss+/-                        0.30         11/01/2033          6,520,000
      10,600,000  SOUTH GLENN CO METROPOLITAN DISTRICT (OTHER REVENUE, BANQUE
                  NATIONALE PARIS LOC)ss+/-                                             0.30         12/01/2030         10,600,000
       7,075,000  SOUTHEAST CO PUBLIC IMPROVEMENT METROPOLITAN DISTRICT
                  (PROPERTY TAX REVENUE, US BANK NA LOC)ss+/-                           0.30         11/15/2034          7,075,000
      30,200,000  SOUTHERN UTE INDIAN TRIBE RESERVATION RECREATIONAL FACILITY
                  (MISCELLANEOUS REVENUE)ss+/-                                          0.40         04/01/2040         30,200,000
                                                                                                                       117,775,000
                                                                                                                  ----------------
CONNECTICUT: 0.44%
      15,350,000  CONNECTICUT STATE HEFA REVENUE SERIES T-2 (COLLEGE &
                  UNIVERSITY REVENUE)ss+/-                                              0.22         07/01/2029         15,350,000
       3,890,000  REGIONAL SCHOOL DISTRICT # 4 (PROPERTY TAX REVENUE, STATE AID
                  WITHHOLDING)                                                          1.25         12/01/2010          3,903,625
                                                                                                                        19,253,625
                                                                                                                  ----------------
DISTRICT OF COLUMBIA: 0.43%
       5,000,000  DISTRICT OF COLUMBIA (INCOME TAX REVENUE BOND)ss+/-                   0.31         12/01/2010          5,000,000
      13,700,000  DISTRICT OF COLUMBIA BALLPARK SERIES B2 (RECREATIONAL
                  FACILITIES REVENUE, BANK OF AMERICA NA LOC)ss+/-                      0.30         02/01/2036         13,700,000
                                                                                                                        18,700,000
                                                                                                                  ----------------
FLORIDA: 7.27%
       4,985,000  ALACHUA COUNTY FL OAK HAMMOCK UNIVERSITY OF FLORIDA PROJECT
                  SERIES A (HCFR, BNP PARIBAS LOC)ss+/-                                 0.37         10/01/2032          4,985,000
       5,710,000  BREVARD COUNTY FL WUESTHOFF MEMORIAL HOSPITAL PROJECT (HFFA
                  REVENUE, WACHOVIA BANK LOC)ss+/- (q)                                  0.27         08/01/2031          5,710,000
       7,725,000  BROWARD COUNTY EDUCATIONAL FACILITIES AUTHORITY (COLLEGE &
                  UNIVERSITY REVENUE, BANK OF AMERICA NA LOC)ss+/-                      0.27         04/01/2020          7,725,000
      11,055,000  CAPITAL TRANSFER AGENCY FLORIDA PORTOFINO VILLAS SERIES A
                  (OTHER REVENUE, FNMA INSURED)ss+/-                                    0.27         04/15/2036         11,055,000
       6,340,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-547 (OTHER
                  REVENUE)ss+/-                                                         0.31         10/01/2026          6,340,000
       4,510,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-538 (OTHER
                  REVENUE, AMBAC INSURED)ss+/-                                          0.31         04/01/2027          4,510,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE  MATURITY DATE        VALUE
----------------  ----------------------------------------------------------------  -------------  -------------  ----------------
FLORIDA (continued)
$      4,000,000  DUVAL COUNTY FL HFA SUNBEAM ROAD APARTMENTS PROJECT (HOUSING
                  REVENUE, US BANK NA LOC)ss+/-                                         0.28%        07/01/2025   $      4,000,000
      10,000,000  ECLIPSE FUNDING TRUST 2006-0002-SOLAR ECLIPSE (SALES TAX
                  REVENUE, US BANK NA LOC)ss+/-                                         0.29         03/01/2014         10,000,000
      12,490,000  FLORIDA GULF COAST UNIVERSITY FINANCING CORPORATION HOUSING
                  PROJECT SERIES A (COLLEGE & UNIVERSITY REVENUE, WACHOVIA BANK
                  LOC)ss+/- (q)                                                         0.25         02/01/2038         12,490,000
       5,100,000  FLORIDA HFA (MFHR, FHLMC INSURED)ss+/-                                0.27         12/01/2013          5,100,000
      11,375,000  FLORIDA USF FINANCING CORPORATION COP MASTER LEASE PROGRAM
                  SERIES B1 (LEASE REVENUE, AMBAC INSURED)ss+/-                         0.27         07/01/2035         11,375,000
         280,000  FORT LAUDERDALE FL ANN STORCK CENTER INCORPORATED PROJECT
                  (HCFR, WACHOVIA BANK LOC)ss+/- (q)                                    0.42         12/01/2014            280,000
      19,500,000  HALIFAX FL HOSPITAL MEDICAL CENTER (HCFR, WACHOVIA BANK
                  LOC)ss+/- (q)                                                         0.27         06/01/2048         19,500,000
       5,565,000  HIGHLANDS COUNTY FL HEALTH FACILITIES AUTHORITY (HFFA, PNC
                  BANK NA LOC)ss+/-                                                     0.24         11/15/2012          5,565,000
      16,110,000  JACKSONVILLE FL HEALTH FACILITIES AUTHORITY SERIES A (HEALTH
                  FACILITIES FINANCING AUTHORITY REVENUE, BANK OF AMERICA NA
                  LOC)ss+/-                                                             0.28         08/15/2033         16,110,000
      10,135,000  MIAMI DADE COUNTY FL EXPRESSWAY AUTHORITY SERIES 1339 (TOLL
                  ROAD REVENUE, AGC-ICC FGIC INSURED)ss+/-                              0.39         07/01/2012         10,135,000
      10,000,000  MIAMI DADE COUNTY FL SPECIAL OBLIGATION JUVENILE COURTHOUSE
                  SERIES B (OTHER REVENUE, AMBAC INSURED)ss+/-                          0.24         04/01/2043         10,000,000
      13,800,000  NORTH BROWARD FL HOSPITAL DISTRICT SERIES A (HCFR)ss+/-               0.25         01/15/2027         13,800,000
      16,300,000  NORTH BROWARD FL HOSPITAL DISTRICT SERIES D (HCFR)ss+/-               0.25         01/15/2027         16,300,000
       1,380,000  ORANGE COUNTY FL CENTRAL FLORIDA YMCA PROJECT SERIES A (IDR,
                  BANK OF AMERICA NA LOC)ss+/-                                          0.32         05/01/2027          1,380,000
       7,480,000  ORANGE COUNTY FL HEALTH FACILITIES AUTHORITY PRESBYTERIAN
                  RETIREMENT SERIES A (HCFR, BRANCH BANKING & TRUST LOC)ss+/-           0.28         11/01/2028          7,480,000
       6,700,000  ORANGE COUNTY FL HEALTH FACILITIES AUTHORITY PRESBYTERIAN
                  RETIREMENT SERIES B (HOUSING REVENUE, BRANCH BANKING &
                  TRUST)ss+/-                                                           0.28         11/01/2035          6,700,000
       2,785,000  ORANGE COUNTY FL IDA JEWISH FEDERATION OF GREATER ORLANDO
                  PROJECT (PRIVATE SCHOOL REVENUE, BANK OF AMERICA NA LOC)ss+/-         0.38         01/01/2028          2,785,000
       9,450,000  ORANGE COUNTY FL IDA LAKE HIGHLAND SCHOOL INCORPORATED (OTHER
                  REVENUE, BANK OF AMERICA NA LOC)ss+/-                                 0.30         08/01/2032          9,450,000
       2,000,000  ORANGE COUNTY FL SCHOOL BOARD COP SERIES E (LEASE REVENUE,
                  WACHOVIA BANK LOC)ss+/- (q)                                           0.29         08/01/2022          2,000,000
      19,000,000  ORLANDO FL UTILITY SYSTEM (ELECTRIC POWER, LIGHTING & WATER
                  REVENUE)                                                              2.50         05/01/2011         19,351,270
       4,045,000  PALM BEACH COUNTY FL CHILDRENS HOME PROJECT (OTHER REVENUE,
                  BANK OF AMERICA NA LOC)ss+/-                                          0.30         05/01/2038          4,045,000
       6,895,000  PALM BEACH COUNTY FL JUPITER MEDICAL CENTER INCORPORATED
                  SERIES B (HCFR, WACHOVIA BANK LOC)ss+/- (q)                           0.25         08/01/2020          6,895,000
       3,200,000  PALM BEACH COUNTY FL KINGS ACADEMY INCORPORATED PROJECT
                  (PRIVATE SCHOOL REVENUE, WACHOVIA BANK LOC)ss+/- (q)                  0.27         08/01/2031          3,200,000
         300,000  PALM BEACH COUNTY FL NORTON GALLERY INCORPORATED (COLLEGE &
                  UNIVERSITY REVENUE, NORTHERN TRUST CORPORATION LOC)ss+/-              0.34         05/01/2025            300,000
       7,520,000  PALM BEACH COUNTY FL SCHOOL BOARD SERIES 2089 (OTHER REVENUE,
                  FIRST SECURITY BANK LOC)ss+/-                                         0.34         08/01/2026          7,520,000
       7,845,000  PALM BEACH COUNTY FL SCHOOL BOARD SERIES 2925Z (LEASE
                  REVENUE, FIRST SECURITY BANK LOC)ss+/-                                0.34         08/01/2011          7,845,000
       2,500,000  PALM BEACH COUNTY FL ZOOLOGICAL SOCIETY INCORPORATED PROJECT
                  (RECREATIONAL FACILITIES REVENUE, NORTHERN TRUST CORPORATION
                  LOC)ss+/-                                                             0.30         05/01/2031          2,500,000
       5,000,000  SAINT PETERSBURG FL HEALTH FACILITIES AUTHORITY PRESBYTERIAN
                  RETIREMENT (OTHER REVENUE, BRANCH BANKING & TRUST LOC)ss+/-           0.28         11/01/2039          5,000,000
      31,755,000  SARASOTA COUNTY FL CONTINUING CARE RETIREMENT COMMUNITY
                  GLENRIDGE PALMER PROJECT (HFFA REVENUE, BANK OF SCOTLAND
                  LOC)ss+/-                                                             0.37         06/01/2036         31,755,000
       3,890,000  SARASOTA COUNTY FL PLANNED PARENTHOOD INCORPORATED PROJECT
                  (OTHER REVENUE, WACHOVIA BANK LOC)ss+/- (q)                           0.38         10/01/2041          3,890,000
       1,255,000  SARASOTA COUNTY FL SARASOTA MILITARY ACADEMY (PRIVATE SCHOOL
                  REVENUE, WACHOVIA BANK LOC)ss+/- (q)                                  0.37         02/01/2034          1,255,000
      19,775,000  TAMPA BAY FL WATER UTILITY SYSTEM (WATER REVENUE, FGIC
                  INSURED)ss+/-                                                         0.54         10/01/2023         19,775,000
                                                                                                                       318,106,270
                                                                                                                  ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE  MATURITY DATE        VALUE
----------------  ----------------------------------------------------------------  -------------  -------------  ----------------
GEORGIA: 2.45%
$     12,650,000  ATLANTA GA AIRPORT PASSENGER FACILITY CHARGE (OTHER REVENUE,
                  FIRST SECURITY BANK LOC)ss+/-                                         0.31%        01/01/2013   $     12,650,000
       5,790,000  ATLANTA GA WESTSIDE PROJECT SERIES B (TAX INCREMENTAL
                  REVENUE, WACHOVIA BANK LOC)ss+/- (q)                                  0.27         12/01/2023          5,790,000
       1,000,000  BARTOW COUNTY GA DEVELOPMENT AUTHORITY (IDR)ss+/-                     0.27         09/01/2029          1,000,000
       3,195,000  COBB COUNTY GA HOUSING AUTHORITY TAMARRON APARTMENTS PROJECT
                  (HOUSING REVENUE, FHLMC INSURED)ss+/-                                 0.30         03/01/2024          3,195,000
       7,300,000  FLOYD COUNTY GA DEVELOPMENT AUTHORITY GEORGIA POWER COMPANY
                  PLANT HAMMOND PROJECT (IDR)ss+/-                                      0.27         09/01/2026          7,300,000
      13,870,000  FULTON COUNTY GA DEVELOPMENT AUTHORITY CATHOLIC SCHOOL
                  PROPERTIES INCORPORATED (PRIVATE SCHOOL REVENUE, WACHOVIA
                  BANK LOC)ss+/- (q)                                                    0.27         04/01/2024         13,870,000
      11,260,000  FULTON COUNTY GA NORTHSIDE SERIES B (HOSPITAL REVENUE,
                  WACHOVIA BANK LOC)ss+/- (q)                                           0.29         10/01/2033         11,260,000
      12,190,000  FULTON COUNTY GA SERIES 1474 (WATER & SEWER REVENUE, AGC-ICC
                  FGIC INSURED)ss+/-                                                    0.34         07/01/2012         12,190,000
       5,500,000  GEORGIA PRIVATE COLLEGES & UNIVERSITY AUTHORITY MERCER
                  UNIVERSITY PROJECT SERIES A (OTHER REVENUE, BRANCH BANKING &
                  TRUST LOC)ss+/-                                                       0.28         10/01/2036          5,500,000
       5,000,000  GWINNETT COUNTY GA DEVELOPMENT AUTHORITY GOODWILL NORTH GA
                  INCORPORATED PROJECT (OTHER REVENUE, BRANCH BANKING & TRUST
                  LOC)ss+/-                                                             0.29         10/01/2033          5,000,000
      10,000,000  GWINNETT COUNTY GA HOSPITAL AUTHORITY SERIES A (HFFA, FHLB
                  LOC)ss+/-                                                             0.26         07/01/2036         10,000,000
       6,000,000  MACON-BIBB COUNTY GA HOSPITAL AUTHORITY ANTIC MEDICAL CENTER
                  SERIES B (HEALTHCARE FACILITIES REVENUE, BRANCH BANKING &
                  TRUST)ss+/-                                                           0.29         07/01/2028          6,000,000
       3,800,000  PUTNAM COUNTY GA DEVELOPMENT AUTHORITY POLLUTION CONTROL
                  (IDR)ss+/-                                                            0.27         03/01/2024          3,800,000
         400,000  PUTNAM COUNTY GA DEVELOPMENT AUTHORITY POLLUTION CONTROL
                  (IDR)ss+/-                                                            0.23         04/01/2032            400,000
       9,285,000  ROSELL GA HOUSING AUTHORITY (HOUSING REVENUE, FHLMC INSURED)ss+/-     0.30         01/01/2034          9,285,000
                                                                                                                       107,240,000
                                                                                                                  ----------------
HAWAII: 0.11%
       5,000,000  HAWAII STATE HOUSING FINANCE & DEVELOPMENT CORPORATION LOKAHI
                  KAU (MFHR, FHLMC INSURED)ss+/-                                        0.29         12/01/2041          5,000,000
                                                                                                                  ----------------
IDAHO: 0.23%
      10,200,000  COEUR D ALENE ID (OTHER REVENUE, BANK OF AMERICA NA LOC)ss+/-         0.30         08/15/2022         10,200,000
                                                                                                                  ----------------
ILLINOIS: 8.41%
       3,400,000  AURORA IL ECONOMIC DEVELOPMENT (COLLEGE & UNIVERSITY REVENUE,
                  HARRIS TRUST SAVINGS BANK LOC)ss+/-                                   0.30         03/01/2035          3,400,000
      16,160,000  CHICAGO IL BOARD OF EDUCATION SERIES 3010 (PROPERTY TAX
                  REVENUE, AMBAC INSURED)ss+/-                                          0.54         12/01/2030         16,160,000
       8,000,000  CHICAGO IL NEIGHBORHOODS ALIVE (PROPERTY TAX REVENUE, BANK OF
                  AMERICA NA LOC)ss+/-                                                  0.32         01/01/2037          8,000,000
      18,580,000  COOK COUNTY IL (PROPERTY TAX REVENUE, FIRST SECURITY BANK
                  LOC)ss+/-                                                             0.30         11/15/2011         18,580,000
       3,140,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-502 (OTHER
                  REVENUE, FIRST SECURITY BANK LOC)ss+/-                                0.31         01/01/2033          3,140,000
       1,605,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-555 (OTHER
                  REVENUE, FIRST SECURITY BANK LOC)ss+/-                                0.31         12/01/2021          1,605,000
       4,560,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-534 (OTHER
                  REVENUE, AMBAC INSURED)ss+/-                                          0.31         01/01/2022          4,560,000
       2,585,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY (OTHER REVENUE, BANK
                  OF AMERICA NA LOC)ss+/-                                               0.30         01/01/2029          2,585,000
       4,370,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY AURORA CENTRAL
                  CATHOLIC HIGH SCHOOL (OTHER REVENUE, JPMORGAN CHASE BANK
                  LOC)ss+/-                                                             0.33         04/01/2024          4,370,000
       5,480,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY CHICAGO ACADEMY OF
                  SCIENCES (RECREATIONAL FACILITIES REVENUE, JPMORGAN CHASE
                  BANK LOC)ss+/-                                                        0.33         01/01/2033          5,480,000
       4,500,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY COOK COMMUNICATIONS
                  PROJECT (OTHER REVENUE, BANK OF AMERICA NA LOC)ss+/-                  0.42         03/01/2017          4,500,000
       1,000,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY LAKE FOREST ACADEMY
                  (OTHER REVENUE, NORTHERN TRUST CORPORATION LOC)ss+/-                  0.33         12/01/2024          1,000,000
       4,300,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY LOYALA ACADEMY PROJECT
                  (PRIVATE SCHOOL REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                0.33         10/01/2031          4,300,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE  MATURITY DATE        VALUE
----------------  ----------------------------------------------------------------  -------------  -------------  ----------------
ILLINOIS (continued)
$     22,435,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY MCCORMICK THEOLOGICAL
                  PROJECT B (COLLEGE & UNIVERSITY REVENUE, NORTHERN TRUST
                  CORPORATION LOC)ss+/-                                                 0.33%        06/01/2035   $     22,435,000
       9,000,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY PRESBYTERIAN HOMES
                  PROJECT (HCFR, NORTHERN TRUST CORPORATION LOC)ss+/-                   0.33         04/01/2035          9,000,000
      10,000,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY ST. IGNATIUS COLLEGE
                  (OTHER REVENUE, NORTHERN TRUST CORPORATION LOC)ss+/-                  0.33         06/01/2024         10,000,000
      23,700,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY YMCA METROPOLITAN
                  CHICAGO PROJECT (RECREATIONAL FACILITIES REVENUE, HARRIS
                  TRUST SAVINGS BANK LOC)ss+/-                                          0.30         06/01/2029         23,700,000
       5,000,000  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY CHICAGO ZOOLOGICAL
                  SOCIETY SERIES B (OTHER REVENUE, NORTHERN TRUST CORPORATION
                  LOC)ss+/-                                                             0.33         12/15/2025          5,000,000
         180,000  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY NEWBERRY LIBRARY
                  PROJECT (OTHER REVENUE, NORTHERN TRUST CORPORATION LOC)ss+/-          0.30         03/01/2028            180,000
      23,385,000  ILLINOIS FINANCE AUTHORITY BRADLEY UNIVERSITY SERIES A (OTHER
                  REVENUE, NORTHERN TRUST CORPORATION LOC)ss+/-                         0.24         04/01/2033         23,385,000
       5,040,000  ILLINOIS FINANCE AUTHORITY BRITISH HOME RETIRED MEN
                  (HEALTHCARE FACILITIES REVENUE, LASALLE NATIONAL BANK NA
                  LOC)ss+/-                                                             0.38         11/01/2027          5,040,000
       8,600,000  ILLINOIS FINANCE AUTHORITY ELMHURST MEMORIAL HEALTHCARE
                  SERIES D (HCFR, NORTHERN TRUST CORPORATION LOC)ss+/-                  0.27         01/01/2048          8,600,000
      12,750,000  ILLINOIS FINANCE AUTHORITY LAKE FOREST COUNTRY DAY SCHOOL
                  PROJECT (PRIVATE SCHOOL REVENUE, NORTHERN TRUST CORPORATION
                  LOC)ss+/-                                                             0.33         07/01/2035         12,750,000
      11,500,000  ILLINOIS FINANCE AUTHORITY LOYOLA ACADEMY (PRIVATE SCHOOL
                  REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                                0.33         10/01/2037         11,500,000
       8,305,000  ILLINOIS FINANCE AUTHORITY POLLUTION CONTROL (PCR, JPMORGAN
                  CHASE BANK LOC)ss+/-                                                  0.30         05/01/2021          8,305,000
      23,815,000  ILLINOIS FINANCE AUTHORITY PRESBYTERIAN HOMES (HFFA REVENUE,
                  NORTHERN TRUST CORPORATION LOC)ss+/-                                  0.33         09/01/2024         23,815,000
      20,000,000  ILLINOIS FINANCE AUTHORITY PRESBYTERIAN HOMES PROJECT (OTHER
                  REVENUE, FIRST SECURITY BANK LOC)ss+/-                                0.43         09/01/2031         20,000,000
      10,100,000  ILLINOIS FINANCE AUTHORITY RICHARD H. DRIEHAUS MUSEUM (OTHER
                  REVENUE, NORTHERN TRUST CORPORATION LOC)ss+/-                         0.33         02/01/2035         10,100,000
      43,570,000  ILLINOIS FINANCE AUTHORITY SPERTUS INSTITUTE (GO - STATE,
                  NORTHERN TRUST CORPORATION LOC)ss+/-                                  0.33         09/01/2035         43,570,000
      13,000,000  ILLINOIS FINANCE AUTHORITY ST. IGNATIUS COLLEGE (PRIVATE
                  SCHOOL REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                         0.33         12/01/2036         13,000,000
       5,820,000  ILLINOIS FINANCE AUTHORITY THE CATHERINE COOK SCHOOL PROJECT
                  (PRIVATE SCHOOL REVENUE, NORTHERN TRUST CORPORATION LOC)ss+/-         0.33         01/01/2037          5,820,000
       6,600,000  ILLINOIS FINANCE AUTHORITY THRESHOLDS PROJECT (HCFR, NORTHERN
                  TRUST CORPORATION LOC)ss+/-                                           0.33         11/01/2035          6,600,000
       3,500,000  ILLINOIS FINANCE AUTHORITY XAVIER UNIVERSITY (COLLEGE &
                  UNIVERSITY REVENUE, LASALLE NATIONAL BANK NA LOC)ss+/-                0.30         10/01/2033          3,500,000
       3,660,000  ILLINOIS STATE XAVIER UNIVERSITY PROJECT SERIES A (COLLEGE &
                  UNIVERSITY REVENUE, LASALLE NATIONAL BANK NA LOC)ss+/-                0.30         10/01/2032          3,660,000
       2,700,000  LAKE VILLA IL ALLENDALE ASSOCIATION PROJECT (OTHER REVENUE,
                  LASALLE NATIONAL BANK NA LOC)ss+/-                                    0.29         10/01/2026          2,700,000
       5,675,000  MONMOUTH IL INDUSTRIAL PROJECT MONMOUTH COLLEGE PROJECT
                  (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-        2.50         06/01/2035          5,675,000
       3,330,000  SAINT CLAIR COUNTY IL MCKENDREE COLLEGE PROJECT (COLLEGE &
                  UNIVERSITY REVENUE, BANK OF AMERICA NA LOC)ss+/-                      0.42         06/01/2034          3,330,000
       8,315,000  WARREN COUNTY IL MONMOUTH COLLEGE PROJECT (COLLEGE &
                  UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                   2.50         12/01/2032          8,315,000
                                                                                                                       367,660,000
                                                                                                                  ----------------
INDIANA: 2.01%
       2,900,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-549 (OTHER
                  REVENUE, FGIC INSURED)ss+/-                                           0.31         07/10/2021          2,900,000
      24,000,000  INDIANA BOND BANK STATE REVENUE PROGRAM NOTES SERIES A (OTHER
                  REVENUE, JPMORGAN CHASE BANK LOC)                                     2.00         01/06/2011         24,224,951
       5,470,000  INDIANA FINANCE AUTHORITY NORTHSHORE HEALTH CENTER PROJECT
                  (HCFR, HARRIS NA LOC)ss+/-                                            0.31         07/01/2038          5,470,000
       7,100,000  INDIANA FINANCE AUTHORITY SISTERS OF SAINT FRANCIS SERIES H
                  (HCFR, JPMORGAN CHASE BANK LOC)ss+/-                                  0.29         09/01/2048          7,100,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE  MATURITY DATE        VALUE
----------------  ----------------------------------------------------------------  -------------  -------------  ----------------
INDIANA (continued)
$      5,000,000  INDIANA FINANCIAL AUTHORITY PARKVIEW HEALTH SYSTEM- B
                  (HEALTH HOSPITAL NURSING HOME REVENUE BOND, NATIONAL CITY
                  BANK LOC)ss+/-                                                        0.25%        11/01/2039   $      5,000,000
       5,275,000  INDIANA HEALTH & EDUCATIONAL FACILITIES FINANCING AUTHORITY
                  CLARIAN HEALTH SERIES C (OTHER REVENUE, BRANCH BANKING &
                  TRUST COMPANY LOC)ss+/-                                               0.25         02/15/2030          5,275,000
       8,880,000  INDIANA HEALTH & EDUCATIONAL FACILITIES FINANCING AUTHORITY
                  CLARIAN HEALTH SERIES D (OTHER REVENUE, BRANCH BANKING &
                  TRUST LOC)ss+/-                                                       0.28         02/15/2030          8,880,000
       4,495,000  INDIANA HFFA REVENUE FAYETTE MEMORIAL HOSPITAL ASSOCIATION
                  SERIES A (HCFR, US BANK NA LOC)ss+/-                                  0.30         10/01/2032          4,495,000
       3,425,000  INDIANA STATE DEVELOPMENT FINANCE AUTHORITY SYCAMORE SCHOOL
                  PROJECT (PRIVATE SCHOOL REVENUE, US BANK NA LOC)ss+/-                 0.31         08/01/2024          3,425,000
      11,905,000  INDIANAPOLIS IN CANAL SQUARE APARTMENTS (MFHR, FHLMC
                  INSURED)ss+/-                                                         0.30         04/01/2033         11,905,000
       5,555,000  INDIANAPOLIS IN INDUSTRIAL MULTIFAMILY HOUSING WASHINGTON
                  POINTE PROJECT A (OTHER REVENUE, FNMA INSURED)ss+/-                   0.28         04/15/2039          5,555,000
       3,800,000  MARION IN ECONOMIC DEVELOPMENT WESLEYAN UNIVERSITY PROJECT
                  (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA NA LOC)ss+/-           0.30         06/01/2036          3,800,000
                                                                                                                        88,029,951
                                                                                                                  ----------------
IOWA: 1.56%
       2,965,000  AUSTIN TRUST CTFS-BOA SERIES 2007-1101 (HOUSING REVENUE, GO
                  OF AUTHORITY)ss+/-                                                    0.29         07/01/2041          2,965,000
      13,900,000  IOWA FINANCE AUTHORITY CARE INITIATIVES PROJECT (OTHER
                  REVENUE, KBC BANK NV LOC)ss+/-                                        0.32         11/01/2026         13,900,000
       2,960,000  IOWA FINANCE AUTHORITY CEDARWOOD HILLS PROJECT SERIES A
                  (MFHR, FHLMC INSURED)ss+/-                                            0.27         05/01/2031          2,960,000
      15,715,000  IOWA FINANCE AUTHORITY STUDENT HOUSING DES MOINES LLC PROJECT
                  A (HOUSING REVENUE, CITIBANK NA LOC)ss+/-                             0.30         06/01/2039         15,715,000
       2,000,000  IOWA HIGHER EDUCATION LOAN AUTHORITY MOUNT MERCY COLLEGE
                  PROJECT (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA NA
                  LOC)ss+/-                                                             0.30         07/01/2025          2,000,000
       8,085,000  IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGE DUBUQUE
                  PROJECT (COLLEGE & UNIVERSITY REVENUE, NORTHERN TRUST
                  CORPORATION LOC)ss+/-                                                 0.30         05/01/2029          8,085,000
       2,495,000  IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGE PROJECT
                  (OTHER REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                         0.32         10/01/2038          2,495,000
      14,495,000  IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGES AMBROSE
                  (COLLEGE & UNIVERSITY REVENUE, NORTHERN TRUST LOC)ss+/-               0.30         04/01/2033         14,495,000
       3,985,000  IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGES DES
                  MOINES UNIVERSITY PROJECT (COLLEGE & UNIVERSITY REVENUE,
                  ALLIED IRISH BANK PLC LOC)ss+/-                                       1.25         10/01/2033          3,985,000
       1,415,000  IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGES
                  UNIVERSITY OF DUBUQUE (COLLEGE & UNIVERSITY REVENUE, NORTHERN
                  TRUST CORPORATION LOC)ss+/-                                           0.30         04/01/2035          1,415,000
                                                                                                                        68,015,000
                                                                                                                  ----------------
KENTUCKY: 3.04%
       2,440,000  CHRISTIAN COUNTY KY ASSOCIATION OF COUNTIES LEASING TRUST
                  SERIES B (OTHER REVENUE, US BANK NA LOC)ss+/-                         0.28         08/01/2037          2,440,000
       8,235,000  FORT MITCHELL KY LEAGUE OF CITIES FUNDING LEASE PROGRAM
                  SERIES A (LEASE REVENUE, U.S. BANK NA LOC)ss+/-                       0.27         10/01/2032          8,235,000
       5,000,000  KENTUCKY ECONOMIC DEVELOPMENT FINANCE AUTHORITY ST. ELIZABETH
                  MEDICAL CENTER SERIES B (HEALTH HOSPITAL NURSING HOME
                  REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                                0.28         05/01/2033          5,000,000
       8,375,000  KENTUCKY INCORPORATED PUBLIC ENERGY AUTHORITY SERIES A (OTHER
                  REVENUE, SOCIETE GENERALE LOC)ss+/-                                   0.75         08/01/2016          8,375,000
       9,425,000  LOUISVILLE & JEFFERSON COUNTY KY METROPOLITAN GOVERNMENT
                  WATERFORD PLACE APARTMENTS PROJECT (HOUSING REVENUE, FHLMC
                  INSURED)ss+/-                                                         0.30         01/01/2034          9,425,000
      89,000,000  LOUISVILLE & JEFFERSON COUNTY KY METROPOLITAN SEWER & DRAIN
                  SYSTEM SERIES A (SEWER REVENUE)                                       1.25         05/26/2011         89,539,228
       4,845,000  WILLIAMSTOWN KY LEAGUE OF CITIES FUNDING TRUST SERIES A
                  (OTHER REVENUE, US BANK NA LOC)ss+/-                                  0.27         07/01/2038          4,845,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE  MATURITY DATE        VALUE
----------------  ----------------------------------------------------------------  -------------  -------------  ----------------
KENTUCKY (continued)
$      4,860,000  WILLIAMSTOWN KY LEAGUE OF CITIES FUNDING TRUST SERIES B
                  (LEASE REVENUE, US BANK NA LOC)ss+/-                                  0.27%        12/01/2038   $      4,860,000
                                                                                                                       132,719,228
                                                                                                                  ----------------
LOUISIANA: 0.95%
         870,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-577 (OTHER
                  REVENUE, AMBAC INSURED)ss+/-                                          0.31         12/01/2020            870,000
       7,845,000  LOUISIANA HFA WOODWARD (HOUSING REVENUE, FHLB INSURED)ss+/-           0.29         09/01/2033          7,845,000
       9,745,000  LOUISIANA PUBLIC FACILITIES AUTHORITY THIBODAUX PROJECT
                  (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                       2.03         12/01/2036          9,745,000
      23,100,000  LOUISIANA STATE SERIES A (PROPERTY TAX REVENUE, BANQUE
                  NATIONALE PARIS LOC)ss+/-                                             0.25         07/15/2026         23,100,000
                                                                                                                        41,560,000
                                                                                                                  ----------------
MAINE: 0.31%
      12,000,000  MAINE FINANCE AUTHORITY FOXCROFT ACADEMY (PRIVATE SCHOOLS
                  REVENUE, TD BANKNORTH NA LOC)ss+/-                                    0.29         06/01/2038         12,000,000
       1,700,000  SOUTH BERWICK ME BERWICK ACADEMY ISSUE (PRIVATE SCHOOL
                  REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                              2.11         08/01/2024          1,700,000
                                                                                                                        13,700,000
                                                                                                                  ----------------
MARYLAND: 0.49%
       8,000,000  MARYLAND HEALTH & HIGHER EDUCATIONAL FACILITIES AUTHORITY
                  (HFFA, TD BANK NA LOC)ss+/-                                           0.23         07/01/2041          8,000,000
       7,500,000  MARYLAND STATE HEFA UNIVERSITY OF MARYLAND MEDICAL SYSTEM
                  SERIES E (HCFR, SUNTRUST BANK LOC)ss+/-                               0.28         07/01/2041          7,500,000
       2,565,000  MONTGOMERY COUNTY MD ECONOMIC DEVELOPMENT (HOSPITAL REVENUE,
                  WACHOVIA BANK LOC)ss+/- (q)                                           0.37         03/01/2032          2,565,000
       3,450,000  WESTMINSTER MD EDUCATIONAL FACILITIES WESTERN MARYLAND
                  COLLEGE (COLLEGE & UNIVERSITY REVENUE, WACHOVIA BANK LOC)ss+/- (q)    0.27         04/01/2030          3,450,000
                                                                                                                        21,515,000
                                                                                                                  ----------------
MASSACHUSETTS: 1.51%
       4,070,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-528 (OTHER
                  REVENUE, XLCA COMPANY INSURED)ss+/-                                   0.29         05/01/2039          4,070,000
       8,200,000  MASSACHUSETTS DEPARTMENT OF TRANSPORTATION HIGHWAY SYSTEM
                  CONTRACT ASSISTANCE-A1 (HIGHWAY TOLL REVENUE, GO OF
                  COMMONWEALTH)ss+/-                                                    0.24         01/01/2029          8,200,000
      12,750,000  MASSACHUSETTS HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                  CHILDREN'S HOSPITAL SERIES N-2 (HEALTH HOSPITAL NURSING HOME
                  REVENUE, TD BANK NA LOC)ss+/-                                         0.22         10/01/2042         12,750,000
       6,600,000  MASSACHUSETTS STATE DEVELOPMENT FINANCE AGENCY BUCKINGHAM
                  BROWN & NICHOLS (ECONOMIC DEVELOPMENT REVENUE, JPMORGAN CHASE
                  BANK LOC)ss+/-                                                        0.28         06/01/2036          6,600,000
      10,600,000  MASSACHUSETTS STATE DEVELOPMENT FINANCE AGENCY SHADY HILL
                  SCHOOL (OTHER REVENUE, TD BANK NA LOC)ss+/-                           0.29         06/01/2038         10,600,000
       6,375,000  MASSACHUSETTS STATE DEVELOPMENT FINANCE AGENCY SOLOMON
                  SCHECHTER DAY SCHOOL (OTHER REVENUE, ALLIED IRISH BANK PLC
                  LOC)ss+/-                                                             2.11         11/01/2037          6,375,000
       7,600,000  MASSACHUSETTS STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                  BAYSTATE MEDICAL CENTER SERIES J1 (HEALTHCARE FACILITIES
                  REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                                0.27         07/01/2044          7,600,000
      10,000,000  MASSACHUSETTS STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                  SOUTH SHORE PROPERTY SERIES A (HCFR, WACHOVIA BANK LOC)ss+/- (q)      0.25         07/01/2033         10,000,000
                                                                                                                        66,195,000
                                                                                                                  ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE  MATURITY DATE        VALUE
----------------  ----------------------------------------------------------------  -------------  -------------  ----------------
MICHIGAN: 1.40%
$     28,070,000  DETROIT MI (SEWER REVENUE, FIRST SECURITY BANK LOC)ss+/-              0.31%        07/01/2010   $     28,070,000
       1,660,000  GREEN LAKE TOWNSHIP MI ECONOMIC DEVELOPMENT CORPORATION
                  (OTHER REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                         0.28         06/01/2034          1,660,000
       9,585,000  KENTWOOD MI PUBLIC SCHOOLS CLASS A (PROPERTY TAX REVENUE,
                  FIRST SECURITY BANK LOC)ss+/-                                         0.30         05/01/2022          9,585,000
       4,000,000  MICHIGAN HOSPITAL FINANCE AUTHORITY ASCENSION HEATLH GROUP
                  SUBSERIES F-6 (HEALTH HOSPITAL NURSING HOME REVENUE)ss+/-             0.38         11/15/2049          4,000,000
       4,200,000  MICHIGAN HOSPITAL FINANCE AUTHORITY ASCENSION HEATLH GROUP
                  SUBSERIES F-7 (HEALTH HOSPITAL NURSING HOME REVENUE)ss+/-             0.38         11/15/2049          4,200,000
       5,500,000  MICHIGAN STATE HOSPITAL FINANCE AUTHORITY HOLLAND COMMUNITY
                  HOSPITAL SERIES B (HOSPITAL REVENUE, BANK ONE MICHIGAN LOC)ss+/-      0.26         01/01/2034          5,500,000
       8,000,000  MICHIGAN STATE HOSPITAL FINANCE AUTHORITY MCLAREN HEALTH CARE
                  SERIES B (OTHER REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                0.28         10/15/2030          8,000,000
                                                                                                                        61,015,000
                                                                                                                  ----------------
MINNESOTA: 4.44%
       8,925,000  ANDOVER MN PRESBYTERIAN HOMES INCORPORATED PROJECT (HOUSING
                  REVENUE, FNMA INSURED)ss+/-                                           0.27         11/15/2033          8,925,000
         704,000  ARDEN HILLS MN PRESBYTERIAN HOMES SERIES B (HCFR, US BANK NA
                  LOC)ss+/-                                                             0.30         09/01/2029            704,000
       1,650,000  BLOOMINGTON MN BRISTOL VILLAGE (HOUSING REVENUE, FNMA
                  INSURED)ss+/-                                                         0.34         11/15/2032          1,650,000
       2,225,000  BLOOMINGTON MN PRESBYTERIAN HOMES (OTHER REVENUE, FHLMC
                  INSURED)ss+/-                                                         0.27         07/01/2038          2,225,000
         500,000  BROOKLYN CENTER MN BROOKDALE CORPORATION II PROJECT (IDR,
                  FIRSTAR BANK NA LOC)ss+/-                                             0.30         12/01/2014            500,000
       4,045,000  BURNSVILLE MN BERKSHIRE PROJECT SERIES A (MFHR, FNMA
                  INSURED)ss+/-                                                         0.27         07/15/2030          4,045,000
       8,350,000  BURNSVILLE MN SOUTHWIND APARTMENTS PROJECT (MFHR, FHLMC
                  INSURED)ss+/-                                                         0.27         01/01/2035          8,350,000
       6,900,000  CENTER CITY MN HEALTH CARE FACILITIES HAZELDEN FOUNDATION
                  PROJECT (HCFR, ALLIED IRISH BANK PLC LOC)ss+/-                        2.30         11/01/2020          6,900,000
       3,010,000  CENTER CITY MN HEALTH CARE FACILITIES HAZELDEN FOUNDATION
                  PROJECT (HCFR, BANK OF NEW YORK LOC)ss+/-                             0.30         11/01/2035          3,010,000
       2,750,000  CENTER CITY MN HEALTH CARE FACILITIES HAZELDEN FOUNDATION
                  PROJECT (HOSPITAL REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-            2.30         11/01/2027          2,750,000
       3,250,000  CRYSTAL MN MFHR CRYSTAL APARTMENTS PROJECT (MFHR, FHLB
                  INSURED)ss+/-                                                         0.27         05/01/2027          3,250,000
       4,530,000  DAKOTA COUNTY MN CDA CATHOLIC FINANCE CORPORATION (ECONOMIC
                  DEVELOPMENT REVENUE, US BANK NA LOC)ss+/-                             0.37         01/01/2012          4,530,000
       3,685,000  DAKOTA COUNTY MN RDA (OTHER REVENUE, MERRILL LYNCH CAPITAL
                  SERVICES LOC)ss+/-                                                    0.34         06/01/2029          3,685,000
       5,970,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-489 (OTHER
                  REVENUE, AMBAC INSURED)ss+/-                                          0.31         01/01/2030          5,970,000
         990,000  EDEN PRAIRIE MN EDEN GLEN APARTMENTS PROJECT (MFHR, FNMA
                  INSURED)ss+/-                                                         0.27         02/15/2031            990,000
       2,680,000  EDINA MN EDINA PARK PLAZA (MFHR, FHLMC INSURED)ss+/-                  0.27         12/01/2029          2,680,000
      10,785,000  INVER GROVE HEIGHTS MN INVER GROVE INCORPORATED PROJECT
                  (HOUSING REVENUE, FNMA INSURED)ss+/-                                  0.27         05/15/2035         10,785,000
       1,620,000  MAPLE GROVE MN MFHR BASSWOOD TRAILS PROJECT (HOUSING REVENUE,
                  FHLMC INSURED)ss+/-                                                   0.27         03/01/2029          1,620,000
       1,725,000  MAPLEWOOD MN EDUCATIONAL FACILITIES MOUNDS PARK ACADEMY
                  PROJECT (PRIVATE SCHOOL REVENUE, US BANK NA LOC)ss+/-                 0.29         10/01/2023          1,725,000
       5,355,000  MAPLEWOOD MN EDUCATIONAL FACILITIES MOUNDS PARK ACADEMY
                  PROJECT (PRIVATE SCHOOL REVENUE, US BANK NA LOC)ss+/-                 0.29         10/01/2031          5,355,000
      12,565,000  MINNEAPOLIS & ST. PAUL MN HOUSING & RDA CHILDRENS HOSPITALS
                  CLINICS SERIES A (OTHER REVENUE, FIRST SECURITY BANK LOC)ss+/-        0.31         08/15/2037         12,565,000
         525,000  MINNEAPOLIS & ST. PAUL MN HOUSING & RDA HEALTH CARE
                  FACILITIES SERIES A (HCFR, FIRST SECURITY BANK LOC)ss+/-              0.31         08/15/2034            525,000
       1,000,000  MINNEAPOLIS MN MACPHAIL CENTER FOR MUSIC PROJECT (STATE &
                  LOCAL GOVERNMENTS, US BANK NA LOC)ss+/-                               0.30         08/01/2036          1,000,000
         591,000  MINNEAPOLIS MN MINNEHAHA ACADEMY PROJECT (PRIVATE SCHOOL
                  REVENUE, US BANK NA LOC)ss+/-                                         0.30         05/01/2026            591,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE  MATURITY DATE        VALUE
----------------  ----------------------------------------------------------------  -------------  -------------  ----------------
MINNESOTA (continued)
$        955,000  MINNESOTA STATE CONCORDIA UNIVERSITY SERIES P1 (COLLEGE &
                  UNIVERSITY REVENUE, US BANK NA LOC)ss+/-                              0.29%        04/01/2027   $        955,000
         800,000  MINNESOTA STATE HEFAR OLAF COLLEGE SERIES 5H (COLLEGE &
                  UNIVERSITY REVENUE, HARRIS TRUST SAVINGS BANK LOC)ss+/-               0.30         10/01/2030            800,000
       1,375,000  MINNESOTA STATE HEFAR TRUSTEES HAMLINE UNIVERSITY SERIES 6E3
                  (COLLEGE & UNIVERSITY REVENUE, HARRIS TRUST SAVINGS BANK
                  LOC)ss+/-                                                             0.28         10/01/2016          1,375,000
       5,205,000  MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 4O (COLLEGE &
                  UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                   2.00         10/01/2021          5,205,000
       2,950,000  MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 6H (OTHER
                  REVENUE, BANK OF NEW YORK LOC)ss+/-                                   0.28         10/01/2032          2,950,000
       5,435,000  MINNETONKA MN HOUSING FACILITIES BEACON HILL (HOUSING
                  REVENUE, FNMA INSURED)ss+/-                                           0.27         05/15/2034          5,435,000
       2,665,000  MINNETONKA MN MINNETONKA HILLS APARTMENTS (MFHR, FNMA
                  INSURED)ss+/-                                                         0.27         11/15/2031          2,665,000
       9,480,000  OAK PARK HEIGHTS MN BOUTWELLS LANDING PROJECT (HOUSING
                  REVENUE, FHLMC INSURED)ss+/-                                          0.27         11/01/2035          9,480,000
       5,150,000  PINE CITY MN STATE AGENCY (HOUSING REVENUE, FNMA INSURED)ss+/-        0.27         04/15/2036          5,150,000
       2,865,000  PLYMOUTH MN LANCASTER VILLAGE APARTMENTS PROJECT (HOUSING
                  REVENUE, FNMA INSURED)ss+/-                                           0.27         09/15/2031          2,865,000
         300,000  ROSEVILLE MN PRESBYTERIAN HOMES CARE PROJECT (HCFR, US BANK
                  NA LOC)ss+/-                                                          0.30         10/01/2029            300,000
       8,580,000  ROSEWELL MN ROSWELL LLC PROJECT SERIES A (COLLEGE &
                  UNIVERSITY REVENUE, SOVEREIGN BANK FSB LOC)ss+/-                      0.70         07/01/2036          8,580,000
       1,145,000  SPRING LAKE PARK MN SENIOR HOUSING OAK CREST APARTMENTS
                  PROJECT (HOUSING REVENUE, US BANK NA LOC)ss+/-                        0.27         02/15/2033          1,145,000
       2,550,000  ST. ANTHONY MN AUTUMN WOODS HOUSING PROJECT (MFHR, FNMA
                  INSURED)ss+/-                                                         0.27         05/15/2032          2,550,000
       6,750,000  ST. LOUIS PARK MN CATHOLIC FINANCE CORPORATION (EDUCATIONAL
                  FACILITIES REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                   2.00         10/01/2025          6,750,000
      11,300,000  ST. LOUIS PARK MN KNOLLWOOD PLACE (MFHR, FNMA INSURED)ss+/-           0.27         10/01/2035         11,300,000
       1,045,000  ST. LOUIS PARK MN MFHR PARKSHORE PROJECT (HOUSING REVENUE,
                  FNMA INSURED)ss+/-                                                    0.27         08/01/2034          1,045,000
       1,000,000  ST. PAUL MN HOUSING & RDA HIGHLAND RIDGE PROJECT (MFHR, FNMA
                  INSURED)ss+/-                                                         0.27         10/01/2033          1,000,000
         400,000  ST. PAUL MN HOUSING & RDA SCIENCE MUSEUM OF MINNESOTA SERIES
                  A (RECREATIONAL FACILITIES REVENUE, US BANK NA LOC)ss+/-              0.33         05/01/2027            400,000
         625,000  ST. PAUL MN PORT AUTHORITY (IDR, DEUTSCHE BANK AG LOC)ss+/-           0.27         12/01/2028            625,000
       4,080,000  ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES 13-FF
                  (IDR, DEUTSCHE BANK AG LOC)ss+/-                                      0.27         03/01/2029          4,080,000
       2,315,000  ST. PAUL MN PORT AUTHORITY DISTRICT HEATING SERIES 14-S (IDR,
                  DEUTSCHE BANK AG LOC)ss+/-                                            0.27         12/01/2028          2,315,000
       1,000,000  ST. PAUL MN PORT AUTHORITY DISTRICT SERIES 11DD (OTHER
                  REVENUE, DEUTSCHE BANK AG LOC)ss+/-                                   0.27         03/01/2029          1,000,000
       5,680,000  ST. PAUL MN PORT AUTHORITY MFHR (HOUSING REVENUE, FHLMC
                  INSURED)ss+/-                                                         0.27         02/01/2034          5,680,000
       5,500,000  ST. PAUL MN PORT AUTHORITY TAX INCREMENT WESTGATE OFFICE &
                  INDUSTRIAL CENTER PROJECT (IDR, US BANK NA LOC)ss+/-                  0.27         02/01/2015          5,500,000
       4,930,000  ST. PAUL MN PUBLIC RADIO PROJECT SERIES 7 (OTHER REVENUE,
                  ALLIED IRISH BANK PLC LOC)ss+/-                                       1.25         05/01/2025          4,930,000
       5,720,000  UNIVERSITY OF MINNESOTA SERIES A (COLLEGE & UNIVERSITY
                  REVENUE, GO OF UNIVERSITY INSURED)ss+/-                               0.29         08/15/2031          5,720,000
                                                                                                                       194,130,000
                                                                                                                  ----------------
MISSISSIPPI: 1.52%
      15,000,000  MISSISSIPPI BUSINESS FINANCE CORPORATION CHEVRON USA
                  INCORPORATED PROJECT SERIES A (IDR)ss+/-                              0.22         12/01/2030         15,000,000
      19,075,000  MISSISSIPPI BUSINESS FINANCE CORPORATION CHEVRON USA
                  INCORPORATED PROJECT SERIES A (IDR)ss+/-                              0.22         12/01/2030         19,075,000
       3,800,000  MISSISSIPPI BUSINESS FINANCE CORPORATION CHEVRON USA
                  INCORPORATED PROJECT SERIES B (IDR)ss+/-                              0.22         12/01/2030          3,800,000
      17,400,000  MISSISSIPPI BUSINESS FINANCE CORPORATION TINDALL CORPORATION
                  PROJECT (IDR, WACHOVIA BANK LOC)ss+/- (q)                             0.27         04/01/2028         17,400,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE  MATURITY DATE        VALUE
----------------  ----------------------------------------------------------------  -------------  -------------  ----------------
MISSISSIPPI (continued)
$     11,325,000  MISSISSIPPI DEVELOPMENT BANK HARRISON RMKT SERIES A (RESOURCE
                  RECOVERY REVENUE, FSA INSURED)ss+/-                                   0.36%        07/01/2033   $     11,325,000
                                                                                                                        66,600,000
                                                                                                                  ----------------
MISSOURI: 2.35%
       4,300,000  INDEPENDENCE MO IDA THE MANSIONS PROJECT (MFHR, FHLMC
                  INSURED)ss+/-                                                         0.30         08/01/2035          4,300,000
       6,000,000  JACKSON COUNTY MO IDA KANSAS CITY HOSPICE (OTHER REVENUE,
                  FIFTH THIRD BANK LOC)ss+/-                                            0.25         01/01/2030          6,000,000
      17,700,000  KANSAS CITY MO IDA REVENUE EWING MARION KAUFFMAN FOUNDATION
                  (OTHER REVENUE)ss+/-                                                  0.30         04/01/2027         17,700,000
       1,905,000  KANSAS CITY MO IDA REVENUE EWING MARION KAUFFMAN FOUNDATION
                  SERIES A (OTHER REVENUE)ss+/-                                         0.30         04/01/2027          1,905,000
       7,720,000  MISSOURI STATE DEVELOPMENT FINANCE BOARD ASSOCIATION OF
                  MUNICIPAL UTILITIES (LEASE REVENUE, US BANK NA LOC)ss+/-              0.30         06/01/2033          7,720,000
      13,000,000  MISSOURI STATE DEVELOPMENT FINANCE BOARD EWING MARION
                  KAUFFMAN PROJECT SERIES A (OTHER REVENUE)ss+/-                        0.30         06/01/2037         13,000,000
       5,300,000  MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                  CHILDRENS MERCY HOSPITAL SERIES A (HCFR, UBS AG LOC)ss+/-             0.26         05/15/2032          5,300,000
       1,890,000  MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                  CHILDRENS MERCY HOSPITAL SERIES B (HCFR, UBS AG LOC)ss+/-             0.26         05/15/2023          1,890,000
      10,000,000  MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                  MOTHER OF GOOD COUNSEL HOME PROJECT (HCFR, ALLIED IRISH BANK
                  PLC LOC)ss+/-                                                         2.03         07/01/2037         10,000,000
       5,575,000  MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                  RANKEN TECHNICAL COLLEGE (COLLEGE & UNIVERSITY REVENUE,
                  RADIAN INSURED)ss+/-                                                  0.30         11/15/2031          5,575,000
       5,615,000  MISSOURI STATE HIGHWAY & TRANSPORTATION COMMISSION MULTI
                  MODAL THIRD LIEN B2 (TOLL ROAD REVENUE, STATE STREET B&T
                  COMPANY LOC)ss+/-                                                     0.22         05/01/2015          5,615,000
       5,000,000  ST. LOUIS MO IDA VARIOUS ST. LUKES PLAZA APARTMENTS (HOUSING
                  REVENUE, BANK OF AMERICA NA LOC)ss+/-                                 0.28         08/01/2017          5,000,000
       1,765,000  ST. LOUIS COUNTY MO IDA HEATHERBROOK GARDENS (HOUSING
                  REVENUE, US BANK NA LOC)ss+/-                                         0.49         03/01/2022          1,765,000
      16,000,000  ST. LOUIS COUNTY MO IDA PELICAN COVE PROJECT (MFHR, FNMA
                  INSURED)ss+/-                                                         0.30         03/15/2034         16,000,000
         985,000  ST. LOUIS COUNTY MO IDA WHITFIELD SCHOOL INCORPORATED SERIES
                  B (COLLEGE & UNIVERSITY REVENUE, US BANK NA LOC)ss+/-                 0.30         06/15/2024            985,000
                                                                                                                       102,755,000
                                                                                                                  ----------------
NEBRASKA: 0.57%
      19,930,000  CENTRAL PLAINS NE ENERGY PROJECT NUMBER 2 (OTHER REVENUE,
                  ROYAL BANK OF CANADA LOC)ss+/-                                        0.27         08/01/2039         19,930,000
       5,100,000  NUCKOLLS COUNTY NE AGREX INCORPORATED PROJECT (OTHER REVENUE,
                  JPMORGAN CHASE BANK LOC)ss+/-                                         0.30         02/01/2015          5,100,000
                                                                                                                        25,030,000
                                                                                                                  ----------------
NEVADA: 1.72%
      10,000,000  CLARK COUNTY NV AIRPORT SYSTEM JR SUB LIEN NOTES  E-1
                  (AIRPORT & MARINA REVENUE)                                            2.50         06/01/2011         10,185,558
      19,370,000  CLARK COUNTY NV ECONOMIC DEVELOPMENT OPPORTUNITY VILLAGE
                  FOUNDATION PROJECT (OTHER REVENUE, ALLIED IRISH BANK PLC
                  LOC)ss+/-                                                             2.11         01/01/2037         19,370,000
      34,000,000  LAS VEGAS NV ECONOMIC DEVELOPMENT (OTHER REVENUE, BANK OF NEW
                  YORK LOC)ss+/-                                                        0.29         10/01/2035         34,000,000
      11,855,000  RENO NV CAPITAL IMPROVEMENT SERIES A (TAX REVENUE, BANK OF
                  AMERICA NA LOC)ss+/-                                                  0.30         06/01/2032         11,855,000
                                                                                                                        75,410,558
                                                                                                                  ----------------
NEW HAMPSHIRE: 2.20%
       8,000,000  MERRIMACK COUNTY NH TAX ANTICIPATION NOTES (PROPERTY TAX
                  REVENUE)                                                              1.00         12/30/2010          8,018,562

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE  MATURITY DATE        VALUE
----------------  ----------------------------------------------------------------  -------------  -------------  ----------------
NEW HAMPSHIRE (continued)
$      7,200,000  NEW HAMPSHIRE HEFA CROTCHED MOUNTAIN REHABILITATION (HFFA
                  REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                                 2.75%     01/01/2037   $      7,200,000
      20,135,000  NEW HAMPSHIRE HEFA DARTMOUTH HITCHCOCK OBLIGATION SERIES A
                  (OTHER REVENUE, AGM INSURED)ss+/-                                        0.28      08/01/2031         20,135,000
      12,840,000  NEW HAMPSHIRE HEFA FRISBIE MEMORIAL HOSPITAL (HFFA REVENUE,
                  BANK OF AMERICA NA LOC)ss+/-                                             0.29      10/01/2036         12,840,000
       4,085,000  NEW HAMPSHIRE HEFA PROCTER ACADEMY (OTHER REVENUE, ALLIED
                  IRISH BANK PLC LOC)ss+/-                                                 2.75      07/01/2038          4,085,000
      29,865,000  NEW HAMPSHIRE HEFA SAINT ANSELM COLLEGE (OTHER REVENUE, RBS
                  CITIZENS NA LOC)ss+/-                                                    0.25      06/01/2038         29,865,000
       8,200,000  NEW HAMPSHIRE HEFA TILTON SCHOOL (OTHER REVENUE, BANK OF NOVA
                  SCOTIA LOC)ss+/-                                                         0.54      02/01/2036          8,200,000
       5,670,000  NEW HAMPSHIRE STATE BUSINESS FINANCE AUTHORITY ALICE PECK DAY
                  HEALTH SYSTEM (HOUSING REVENUE, TD BANK NA LOC)ss+/-                     0.29      10/01/2043          5,670,000
                                                                                                                        96,013,562
                                                                                                                  ----------------
NEW JERSEY: 1.88%
       5,400,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-511 (OTHER
                  REVENUE, NATL-RE INSURED)ss+/-                                           0.29      01/01/2032          5,400,000
       1,450,000  NEW JERSEY ECONOMIC DEVELOPMENT  AUTHORITY SCHOOL FACILITIES
                  CONSTRUCTION SERIES X (DEVELOPMENT REVENUE, BANK OF AMERICA
                  NA LOC)ss+/-                                                             0.27      09/01/2033          1,450,000
      20,700,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY LAWRECEVILLE SCHOOL
                  PROJECT (EDUCATION REVENUE, JPMORGAN CHASE BANK INSURED)ss+/-            0.23      07/01/2031         20,700,000
       6,795,000  NEW JERSEY HIGHER EDUCATION ASSISTANCE STUDENT LOAN AUTHORITY
                  SERIES 1A (STUDENT LOANS REVENUE, MERRILL LYNCH INSURED)ss+/-            0.29      12/01/2024          6,795,000
       2,550,000  NEW JERSEY STATE TRANSPORTATION SERIES 146 (FUEL SALES TAX
                  REVENUE, FIRST SECURITY BANK LOC)ss+/-                                   0.30      12/15/2011          2,550,000
      43,000,000  NEW JERSEY TRANSPORTATION TRUST FUND CUSTODIAL RECEIPTS
                  SERIES 31 (TRANSIT REVENUE, STATE STREET BANK & TRUST LOC)ss+/-          0.29      12/15/2023         43,000,000
       2,500,000  SOUTH RIVER BOROUGH NJ (PROPERTY TAX REVENUE)                            1.50      12/21/2010          2,511,042
                                                                                                                        82,406,042
                                                                                                                  ----------------
NEW MEXICO: 1.77%
       5,000,000  NEW MEXICO FINANCE AUTHORITY STATE SUBSERIES A1 (OTHER
                  REVENUE, STATE STREET BANK & TRUST LOC)ss+/-                             0.25      06/15/2024          5,000,000
       6,000,000  NEW MEXICO FINANCE AUTHORITY STATE SUBSERIES A2 (OTHER
                  REVENUE, UBS AG LOC)ss+/-                                                0.24      06/15/2024          6,000,000
      26,575,000  NEW MEXICO FINANCE AUTHORITY STATE SUBSERIES B2 (OTHER
                  REVENUE, UBS AG LOC)ss+/-                                                0.24      12/15/2026         26,575,000
      40,000,000  NEW MEXICO MUNICIPAL ENERGY ACQUISITION AUTHORITY (NATURAL
                  GAS REVENUE, SPA ROYAL BANK OF CANADA)ss+/-                              0.27      11/01/2039         40,000,000
                                                                                                                        77,575,000
                                                                                                                  ----------------
NEW YORK: 6.42%
      10,300,000  BUFFALO NY MUNICIPAL WATER FINANCE AUTHORITY (WATER REVENUE,
                  JPMORGAN CHASE BANK LOC)ss+/-                                            0.25      07/01/2035         10,300,000
      38,970,000  CITY OF NEW YORK NY (PROPERTY TAX REVENUE, TORONTO DOMINION
                  BANK LOC)ss+/-                                                           0.24      09/01/2027         38,970,000
       4,000,000  INDIAN RIVER CENTRAL SCHOOL DISTRICT AT PHILADELPHIA NEW YORK
                  (PROPERTY TAX REVENUE, STATE AID WITH HOLDING)                           1.50      07/15/2010          4,003,432
       2,545,000  LONG BEACH NY ANTICIPATION NOTES (PROPERTY TAX REVENUE)                  1.00      06/25/2010          2,545,982
      11,025,000  LONG ISLAND NY POWER AUTHORITY SERIES 1B (UTILITIES REVENUE,
                  STATE STREET BANK & TRUST LOC)ss+/-                                      0.28      05/01/2033         11,025,000
       5,000,000  MARLBORO CENTRAL SCHOOL DISTRICT NEW YORK (PROPERTY TAX
                  REVENUE, STATE AID WITHHOLDING)                                          1.50      07/23/2010          5,005,841
       5,000,000  MARLBORO CENTRAL SCHOOL DISTRICT NEW YORK (PROPERTY TAX
                  REVENUE, STATE AID WITHHOLDING)                                          1.50      10/21/2010          5,016,095

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE  MATURITY DATE        VALUE
----------------  ----------------------------------------------------------------  -------------  -------------  ----------------
NEW YORK (continued)
$     11,180,000  METROPOLITAN NY TRANSITION AUTHORITY (TRANSPORTATION REVENUE,
                  AMBAC INSURED)ss+/-                                                      0.54%     11/15/2023   $     11,180,000
       3,000,000  MIDDLETOWN NY ANTICIPATION NOTES (PROPERTY TAX REVENUE)                  1.50      04/08/2011          3,016,456
       9,250,000  NEW YORK CITY HOUSING DEVELOPMENT CORPORATION MULTIFAMILY
                  RENT HOUSING BALTON SERIES A (HOUSING REVENUE, FHLMC
                  INSURED)ss+/-                                                            0.20      09/01/2049          9,250,000
      14,400,000  NEW YORK CITY MUNICIPAL WATER FINANCE VARIOUS SUBORDINATED
                  SERIES F-1B (WATER & SEWER REVENUE)ss+/-                                 0.23      06/15/2035         14,400,000
      14,800,000  NEW YORK CITY TRANSITIONAL FINANCE AUTHORITY BUILDING AID
                  CLASS A (TAX REVENUE, FIRST SECURITY BANK LOC)ss+/-                      0.30      01/15/2037         14,800,000
      18,335,000  NEW YORK CONVENTION CENTER DEVELOPMENT CORPORATION FLOATER
                  SERIES 3095 (HOTEL OCCUPANCY TAX REVENUE, AMBAC INSURED)ss+/-            0.29      11/15/2044         18,335,000
       7,605,000  NEW YORK METROPOLITAN TRANSPORTATION AUTHORITY
                  (TRANSPORTATION REVENUE, FIRST SECURITY BANK LOC)ss+/- ++                0.31      11/15/2025          7,605,000
       2,100,000  NEW YORK NY (PROPERTY TAX REVENUE, JPMORGAN CHASE BANK LOC)ss+/-         0.25      08/01/2017          2,100,000
       1,600,000  NEW YORK NY CITY SERIES H1 (GO - LOCAL, BANK OF NEW YORK
                  LOC)ss+/-                                                                0.28      03/01/2034          1,600,000
       4,170,000  NEW YORK NY CITY TRANSITIONAL FINANCE AUTHORITY NYC RECOVERY
                  SERIES 1 SUB 1C (INCOME TAX REVENUE, JPMORGAN CHASE BANK
                  LOC)ss+/-                                                                0.25      11/01/2022          4,170,000
      20,460,000  NEW YORK NY CITY TRANSITIONAL FINANCE AUTHORITY NYC RECOVERY
                  SERIES 3 (INCOME TAX REVENUE, DEXIA CREDIT LOCAL DE FRANCE
                  LOC)ss+/-                                                                0.35      11/01/2022         20,460,000
       6,100,000  NEW YORK NY CITY TRANSITIONAL FINANCING AUTHORITY SERIES 3
                  (OTHER REVENUE, ROYAL BANK OF CANADA LOC)ss+/-                           0.28      11/01/2022          6,100,000
      25,900,000  NEW YORK NY SUBSERIES C-3 (GO, BNP PARIBAS LOC)ss+/-                     0.19      08/01/2020         25,900,000
       9,405,000  NEW YORK NY SUBSERIES E4 (OTHER REVENUE, FORTIS BANQUE
                  LOC)ss+/-                                                                0.28      03/01/2034          9,405,000
       6,700,000  NEW YORK NY SUBSERIES F4 (PROPERTY TAX REVENUE, ROYAL BANK OF
                  SCOTLAND)ss+/-                                                           0.28      09/01/2035          6,700,000
       7,000,000  NEW YORK NY WATERVLIET CITY SCHOOL DISTRICT (PROPERTY TAX
                  REVENUE, STATE AID WITHHOLDING)                                          1.50      01/27/2011          7,032,400
      24,900,000  NEW YORK TRANSITIONAL FINANCIAL AUTHORITY FUTURE TAX
                  SUBSERIES F-5 (SALES TAX REVENUE, SUMITOMO MITSUBISHI BANK
                  LOC)ss+/-                                                                0.23      02/01/2035         24,900,000
       5,000,000  NIAGARA COUNTY NY INDUSTRIAL DEVELOPMENT AGENCY NIAGRA
                  UNIVERSITY PROJECT SERIES B (IDR, HOUSEHOLD SERVICES BANK
                  CORPORATION LOC)ss+/-                                                    0.27      11/01/2031          5,000,000
       3,500,000  PEMBROKE NY CENTRAL SCHOOL DISTRICT (PROPERTY TAX REVENUE,
                  STATE AID WITHHOLDING)                                                   1.00      06/21/2010          3,500,405
       8,460,000  TRIBOROUGH NY BRIDGE & TUNNEL AUTHORITY GENERAL SERIES A
                  (HIGHWAY TOLL REVENUE, GO OF AUTHORITY)ss+/-                             0.30      11/01/2035          8,460,000
                                                                                                                       280,780,611
                                                                                                                  ----------------
NORTH CAROLINA: 1.84%
      10,000,000  DURHAM COUNTY NC CTFS PARTICIPATION (OTHER REVENUE, SUNTRUST
                  BANK LOC)ss+/-                                                           0.26      06/01/2034         10,000,000
       6,000,000  NORTH CAROLINA CAPITAL FACILITIES FINANCE AGENCY CAMPBELL
                  UNIVERSITY (COLLEGE & UNIVERSITY REVENUE, BRANCH BANKING &
                  TRUST LOC)ss+/-                                                          0.29      10/01/2034          6,000,000
       6,835,000  NORTH CAROLINA CAPITAL FACILITIES FINANCE AGENCY O'NEAL
                  SCHOOL PROJECT (OTHER REVENUE, WACHOVIA BANK LOC)ss+/- (q)               0.27      09/01/2029          6,835,000
       5,610,000  NORTH CAROLINA CAPITAL FACILTIES FINANCE AGENCY EDUCATIONAL
                  FACILITIES STERLING MONTESSORI (MISCELLANEOUS REVENUE, BRANCH
                  BANKING & TRUST LOC)ss+/-                                                0.27      03/01/2031          5,610,000
       1,045,000  NORTH CAROLINA EDUCATIONAL FACILITIES FINANCE AGENCY
                  CHARLOTTE DAY SCHOOL (PRIVATE SCHOOL REVENUE, BANK OF AMERICA
                  NA LOC)ss+/-                                                             0.30      08/01/2020          1,045,000
      11,725,000  NORTH CAROLINA MEDICAL CARE COMMISSION CAROL WOODS PROJECT
                  (HCFR, RADIAN INSURED)ss+/-                                              0.29      04/01/2031         11,725,000
       8,665,000  NORTH CAROLINA MEDICAL CARE COMMISSION POOLED EQUIPMENT
                  FINANCING PROJECT (HCFR, KBC BANK NV LOC)ss+/-                           0.27      12/01/2025          8,665,000
       4,800,000  NORTH CAROLINA MEDICAL CARE COMMISSION UNIVERSITY HEALTH
                  SYSTEM SERIES B1 (HCFR, BRANCH BANKING & TRUST LOC)ss+/-                 0.26      12/01/2036          4,800,000
      15,300,000  NORTH CAROLINA MEDICAL CARE COMMISSION UNIVERSITY HEALTH
                  SYSTEM SERIES B2 (HCFR, BRANCH BANKING & TRUST COMPANY
                  LOC)ss+/-                                                                0.27      12/01/2036         15,300,000
       4,680,000  NORTH CAROLINA MEDICAL CARE COMMISSION WAYNE MEMORIAL
                  HOSPITAL (HCFR, BRANCH BANKING & TRUST LOC)ss+/-                         0.28      10/01/2036          4,680,000
       2,170,000  NORTH CAROLINA MEDICAL CARE COMMUNITY PRESBYTERIAN HOME
                  PROJECT (HCFR, WACHOVIA BANK LOC)ss+/- (q)                               0.27      08/01/2024          2,170,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE  MATURITY DATE        VALUE
----------------  ----------------------------------------------------------------  -------------  -------------  ----------------
NORTH CAROLINA (continued)
$      3,500,000  PIEDMONT TRIAD NC AIRPORT AUTHORITY SERIES A (AIRPORT
                  REVENUE, BRANCH BANKING & TRUST)ss+/-                                    0.30%     07/01/2032   $      3,500,000
                                                                                                                        80,330,000
                                                                                                                  ----------------
OHIO: 2.61%
       8,600,000  CLEVELAND OH AIRPORT SYSTEM SERIES D (AIRPORT REVENUE, KBC
                  BANK NV LOC)ss+/-                                                        0.37      01/01/2024          8,600,000
       5,400,000  CUYAHOGA COUNTY OH HOUSING CORPORATION SERIES A (COLLEGE &
                  UNIVERSITY REVENUE, PNC BANK NA LOC)ss+/-                                0.24      08/01/2042          5,400,000
       8,645,000  FRANKLIN COUNTY OH US HEALTH CORPORATION SERIES A (HCFR, US
                  BANK NA LOC)ss+/-                                                        0.26      12/01/2021          8,645,000
       4,425,000  GEAUGA COUNTY OH SISTERS OF NOTRE DAME PROJECT (OTHER
                  REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                                 2.50      08/01/2016          4,425,000
      12,390,000  HAMILTON COUNTY OH PARKING SYSTEM (OTHER REVENUE, JPMORGAN
                  CHASE BANK LOC)ss+/-                                                     0.28      12/01/2026         12,390,000
      22,210,000  LANCASTER OH PORT AUTHORITY (OTHER REVENUE,  ROYAL BANK OF
                  CANADA LOC)ss+/-                                                         0.27      05/01/2038         22,210,000
      13,805,000  OHIO STATE HIGHER EDUCATION FACILITIES OHIO DOMINICAN
                  UNIVERSITY PROJECT (OTHER REVENUE, JPMORGAN CHASE BANK
                  LOC)ss+/-                                                                0.29      12/01/2037         13,805,000
       9,800,000  PORTAGE COUNTY OH ROBINSON MEMORIAL HOSPITAL (HCFR, JPMORGAN
                  CHASE BANK LOC)ss+/-                                                     0.32      09/01/2033          9,800,000
       2,810,000  WARREN COUNTY OH CINCINNATI ELECTRICITY CORPORATION PROJECT
                  (IDR, SCOTIABANK LOC)ss+/-                                               0.47      09/01/2015          2,810,308
      15,530,000  WARREN COUNTY OH HEALTH CARE FACILITIES OTTERBEIN HOMES
                  SERIES B (HEALTHCARE FACILITIES REVENUE, US BANK NA LOC)ss+/-            0.26      07/01/2023         15,530,000
      10,535,000  WASHINGTON COUNTY OH MARIETTA AREA HEALTH PROJECT (OTHER
                  REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                                   0.27      03/01/2033         10,535,000
                                                                                                                       114,150,308
                                                                                                                  ----------------
OKLAHOMA: 0.34%
       4,695,000  OKLAHOMA STATE IDA TEAL RIDGE MANOR CORPORATION PROJECT
                  (HCFR, BANK OF AMERICA NA LOC)ss+/-                                      0.42      11/01/2018          4,695,000
      10,090,000  OKLAHOMA STATE MUNICIPAL POWER AUTHORITY SERIES 1880
                  (ELECTRIC REVENUE, FGIC INSURED)ss+/-                                    0.39      01/01/2015         10,090,000
                                                                                                                        14,785,000
                                                                                                                  ----------------
OREGON: 0.90%
       4,140,000  MEDFORD OR HOSPITAL FACILITIES AUTHORITY CASCADE MANOR
                  PROJECT (HCFR, KBC BANK NV LOC)ss+/-                                     0.30      07/01/2036          4,140,000
       3,995,000  MULTNOMAH COUNTY OR HOSPITAL FACILITIES AUTHORITY OREGON
                  BAPTIST RETIREMENT (HCFR, US BANK NA LOC)ss+/-                           0.27      11/01/2034          3,995,000
       3,700,000  OREGON STATE FACILITIES AUTHORITY HAZELDEN SPRINGBROOK
                  PROJECT A (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                2.30      11/01/2025          3,700,000
      27,700,000  OREGON STATE SERIES 73-E (GO, JPMORGAN CHASE & COMPANY
                  INSURED)ss+/-                                                            0.18      12/01/2016         27,700,000
                                                                                                                        39,535,000
                                                                                                                  ----------------
OTHER: 0.81%
      10,470,000  PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS 4202 (PROPERTY
                  TAX REVENUE, FGIC INSURED)ss+/-                                          0.54      06/01/2034         10,470,000
      25,000,000  PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS CLASS C-PPT-1001
                  (OTHER REVENUE, FHLMC INSURED)+/-                                        0.34      03/01/2040         25,000,000
                                                                                                                        35,470,000
                                                                                                                  ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE  MATURITY DATE        VALUE
----------------  ----------------------------------------------------------------  -------------  -------------  ----------------
PENNSYLVANIA: 2.92%
$      4,500,000  ALLEGHENY COUNTY PA HOSPITAL DEVELOPMENT AUTHORITY UNIVERSITY
                  OF PITTSBURGH MEDICAL CENTER SERIES C (COLLEGE EDUCATION
                  REVENUE, BANK OF AMERICA NA LOC)ss+/-                                    0.24%     05/15/2038   $      4,500,000
      13,275,000  ALLEGHENY COUNTY PA HOSPITAL DEVELOPMENT AUTHORITY UPMC
                  SENIOR LIVING CORPORATION (HCFR, FNMA INSURED)ss+/-                      0.28      07/15/2028         13,275,000
      10,000,000  BEAVER COUNTY PA IDA ELECTRIC COMPANY PROJECT SERIES A
                  (ELECTRIC POWER & LIGHT  REVENUE, BANK OF NOVA SCOTIA LOC)ss+/-          0.27      11/01/2020         10,000,000
      10,000,000  BEAVER COUNTY PA IDA MET EDISON COMPANY PROJECT SERIES A
                  (OTHER REVENUE, BANK OF SCOTLAND LOC)ss+/-                               0.27      07/15/2021         10,000,000
       2,615,000  DELAWARE COUNTY PA AUTHORITY ELWYN PROJECT SERIES B (OTHER
                  REVENUE, WACHOVIA BANK LOC)ss+/- (q)                                     0.29      06/01/2020          2,615,000
      11,120,000  DEUTSCHE BANK SPEARS LIFERS TRUST DB-247 (OTHER REVENUE,
                  AMBAC INSURED)ss+/-                                                      0.29      10/01/2025         11,120,000
       5,110,000  GROVE CITY PA AREA HOSPITAL AUTHORITY JOHN XXIII HOME PROJECT
                  (HCFR, ALLIED IRISH BANK PLC LOC)ss+/-                                   2.50      02/01/2030          5,110,000
      10,320,000  LANCASTER COUNTY PA CONVENTION CENTER HOTEL ROOM RENT TAX
                  (OTHER REVENUE, WACHOVIA BANK LOC)ss+/- (q)                              0.27      03/01/2047         10,320,000
       2,945,000  LANCASTER COUNTY PA HOSPITAL AUTHORITY HEALTH SYSTEM
                  LANCASTER GENERAL HOSPITAL (HOSPITAL REVENUE, BANK OF AMERICA
                  NA LOC)ss+/-                                                             0.32      07/01/2041          2,945,000
       3,530,000  LANCASTER COUNTY PA HOSPITAL AUTHORITY MASONIC HOMES PROJECT
                  SERIES A (HCFR, WACHOVIA BANK LOC)ss+/- (q)                              0.29      09/01/2031          3,530,000
       2,160,000  LANCASTER COUNTY PA HOSPITAL AUTHORITY MASONIC HOMES PROJECT
                  SERIES B (HCFR, WACHOVIA BANK LOC)ss+/- (q)                              0.29      05/01/2032          2,160,000
      15,095,000  LANCASTER COUNTY PA HOSPITAL AUTHORITY MASONIC HOMES PROJECT
                  SERIES C (HCFR, WACHOVIA BANK LOC)ss+/- (q)                              0.29      11/01/2019         15,095,000
       7,700,000  PENNSYLVANIA STATE HEFAR HONEYSUCKLE STUDENT HOLDING SERIES A
                  (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-           1.80      07/01/2034          7,700,000
       8,425,000  PHILADELPHIA PA AUTHORITY FOR INDUSTRIAL DEVELOPMENT CHESTNUT
                  HILL COLLEGE SERIES B (EDUCATIONAL FACILITIES REVENUE,
                  WACHOVIA BANK LOC)ss+/- (q)                                              0.37      10/01/2036          8,425,000
       2,360,000  PUTTABLE FLOATING OPTION TAX-EXEMPT RECEIPTS SERIES
                  P-FLOATS-MT-636 (HOPITAL REVENUE, BANK OF AMERICA NA LOC)ss+/-           0.31      02/01/2031          2,360,000
       9,000,000  RBC MUNICIPAL PRODUCTS INCORPORATED TRUST SERIES C13 (HCFR,
                  ROYAL BANK OF CANADA LOC)ss+/-                                           0.29      11/01/2011          9,000,000
       9,500,000  RBC MUNICIPAL PRODUCTS INCORPORATED TRUST SERIES E16 (HCFR,
                  ROYAL BANK OF CANADA LOC)ss+/-                                           0.29      04/15/2039          9,500,000
                                                                                                                       127,655,000
                                                                                                                  ----------------
PUERTO RICO: 0.17%
       7,395,000  PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY
                  SERIES A (FUEL SALES TAX REVENUE, BANK OF NOVA SCOTIA LOC)ss+/-          0.23      07/01/2028          7,395,000
                                                                                                                  ----------------
SOUTH CAROLINA: 1.24%
       9,325,000  SOUTH CAROLINA EDUCATIONAL FACILITIES AUTHORITY FOR PRIVATE
                  NONPROFIT INSTITUTIONS (OTHER REVENUE, BANK OF AMERICA NA
                  LOC)ss+/-                                                                0.30      06/01/2025          9,325,000
       2,620,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY COLUMBIA
                  JEWISH COMMUNITY CENTER (ECONOMIC DEVELOPMENT REVENUE,
                  WACHOVIA BANK LOC)ss+/- (q)                                              0.37      12/01/2024          2,620,000
       8,300,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY ECONOMIC
                  DEVELOPMENT REVENUE HEARTLAND HALL EPISCOPAL (IDR, WACHOVIA
                  BANK NA LOC)ss+/- (q)                                                    0.27      08/01/2029          8,300,000
       6,000,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY GOODWILL
                  INDUSTRIALS INCORPORATED PROJECT (HCFR, WACHOVIA BANK
                  LOC)ss+/- (q)                                                            0.37      10/01/2032          6,000,000
       6,500,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY GREENVILLE
                  BAPTIST PROJECT (HCFR, WACHOVIA BANK LOC)ss+/- (q)                       0.27      10/01/2019          6,500,000
       4,500,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY
                  INSTITUTIONAL BUSINESS & HOME PROJECT (IDR, BRANCH BANKING &
                  TRUST LOC)ss+/-                                                          0.29      11/01/2034          4,500,000
      12,260,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY WUREF
                  DEVELOPMENT PROJECT SERIES A (COLLEGE & UNIVERSITY REVENUE,
                  WACHOVIA BANK LOC)ss+/- (q)                                              0.27      07/01/2033         12,260,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE  MATURITY DATE        VALUE
----------------  ----------------------------------------------------------------  -------------  -------------  ----------------
SOUTH CAROLINA (continued)
$      4,540,000  SOUTH CAROLINA JOBS-ECONOMIC DEVELOPMENT AUTHORITY SC STATE
                  UNIVERSITY HOUSING LLC SERIES A (COLLEGE & UNIVERSITY
                  REVENUE, BANK OF AMERICA NA LOC)ss+/-                                    0.30%     03/01/2027   $      4,540,000
                                                                                                                        54,045,000
                                                                                                                  ----------------
SOUTH DAKOTA: 0.69%
       3,200,000  LAWRENCE COUNTY SD HOMESTAKE MINING SERIES B (IDR, BANK OF
                  MONTREAL LOC)ss+/-                                                       0.27      07/01/2032          3,200,000
       6,495,000  SOUTH DAKOTA HOUSING DEVELOPMENT AUTHORITY (MFHR, FNMA
                  INSURED)ss+/-                                                            0.30      02/15/2031          6,495,000
       8,000,000  SOUTH DAKOTA STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                  REGIONAL HEALTH (OTHER REVENUE, US BANK NA LOC)ss+/-                     0.30      09/01/2027          8,000,000
       7,500,000  SOUTH DAKOTA STATE HEFA SIOUX VALLEY HOSPITALS & HEALTH
                  SERIES C (HCFR, US BANK NA LOC)ss+/-                                     0.30      11/01/2019          7,500,000
       4,800,000  SOUTH DAKOTA STATE HEFA SIOUX VALLEY SERIES B (HCFR, US BANK
                  NA LOC)ss+/-                                                             0.30      11/01/2034          4,800,000
                                                                                                                        29,995,000
                                                                                                                  ----------------
TENNESSEE: 1.07%
       6,450,000  BLOUNT COUNTY TN PUBLIC BUILDING AUTHORITY LOCAL GOVERNMENT
                  PUBLIC IMPORT E1 SERIES A (OTHER REVENUE, BRANCH BANKING &
                  TRUST LOC)ss+/-                                                          0.29      06/01/2037          6,450,000
       5,910,000  CHATTANOOGA TN INDUSTRIAL DEVELOPMENT BOARD TENNESSEE
                  AQUARIUM PROJECT (RECREATIONAL REVENUE, BANK OF AMERICA NA
                  LOC)ss+/-                                                                0.30      04/01/2024          5,910,000
      19,985,000  METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN
                  STEWARTS FERRY APARTMENTS (IDR, FHLMC INSURED)ss+/-                      0.30      01/01/2034         19,985,000
       3,300,000  MONTGOMERY COUNTY TN PUBLIC BUILDING AUTHORITY POOLED
                  FINANCING LOAN POOL (OTHER REVENUE, BANK OF AMERICA NA
                  LOC)ss+/-                                                                0.37      11/01/2027          3,300,000
       4,250,000  SEVIER COUNTY TN PUBLIC BUILDING AUTHORITY LOCAL GOVERNMENT
                  PUBLIC IMPROVEMENT SERIES A4 (OTHER REVENUE, KBC BANK NV
                  LOC)ss+/-                                                                0.23      06/01/2025          4,250,000
       6,690,000  SHELBY COUNTY TN INDUSTRIAL DEVELOPMENT BOARD YMCA PROJECTS
                  (OTHER REVENUE, WACHOVIA BANK LOC)ss+/- (q)                              0.37      10/01/2022          6,690,000
                                                                                                                        46,585,000
                                                                                                                  ----------------
TEXAS: 5.36%
      12,165,000  AUSTIN TX SUBSERIES A (TAX REVENUE, DEXIA CREDIT LOCAL DE
                  FRANCE LOC)ss+/-                                                         0.33      11/15/2029         12,165,000
       6,350,000  BEXAR COUNTY TX HOUSING FINANCE CORPORATION VISTA MEADOWS
                  PROJECT (HOUSING REVENUE, FHLMC INSURED)ss+/-                            0.27      09/01/2036          6,350,000
       2,275,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-514 (OTHER
                  REVENUE, PERMANENT SCHOOL FUND GUARANTEED)ss+/-                          0.31      02/15/2038          2,275,000
       9,380,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-526 (OTHER
                  REVENUE, FGIC INSURED)ss+/-                                              0.31      07/01/2026          9,380,000
       1,245,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-548 (OTHER
                  REVENUE, FGIC INSURED)ss+/-                                              0.31      11/15/2029          1,245,000
       1,800,000  FORT BEND TX INDEPENDENT SCHOOL DISTRICT SERIES 2852
                  (PROPERTY TAX REVENUE, PERMANENT SCHOOL FUND GUARANTEED)ss+/-            0.29      02/15/2016          1,800,000
       5,090,000  GALVESTON COUNTY TX HOUSING FINANCE CORPORATION VILLAGE BY
                  THE SEA APARTMENTS PROJECT (HOUSING REVENUE, FNMA INSURED)ss+/-          0.30      02/15/2032          5,090,000
       5,700,000  GULF COAST TX WASTE DISPOSAL AUTHORITY AMOCO OIL (RESOURCE
                  RECOVERY REVENUE)ss+/-                                                   0.25      10/01/2017          5,700,000
      14,700,000  HARRIS COUNTY TX CULTURAL EDUCATION FACILITIES FINANCE
                  CORPORATION HERMANN HEALTH SERIES D1 (HCFR, JPMORGAN CHASE
                  BANK LOC)ss+/-                                                           0.26      06/01/2029         14,700,000
      16,300,000  HARRIS COUNTY TX CULTURAL EDUCATION FACILITIES FINANCE
                  CORPORATION YMCA GREATER HOUSTON PROJECT SERIES A (HCFR,
                  JPMORGAN CHASE BANK LOC)ss+/-                                            0.30      06/01/2038         16,300,000
       5,060,000  HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                  (OTHER REVENUE)ss+/-                                                     0.30      05/15/2016          5,060,000
      10,000,000  HOUSTON TX WATER & SEWER SYSTEM (WATER & SEWER REVENUE)ss+/-             0.32      12/01/2023         10,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE  MATURITY DATE        VALUE
----------------  ----------------------------------------------------------------  -------------  -------------  ----------------
TEXAS (continued)
$      4,060,000  JUDSON TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX REVENUE,
                  CITIBANK NA SPA)ss+/-                                                    0.31%     02/01/2031   $      4,060,000
       5,580,000  KENDALL COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                  MORNINGSIDE MINISTRIES SERIES A (HCFR, ALLIED IRISH BANK PLC
                  LOC)ss+/-                                                                1.07      01/01/2041          5,580,000
       7,500,000  PANHANDLE TX REGIONAL HOUSING FINANCE CORPORATION JASON
                  AVENUE RESIDENTIAL APARTMENTS (MFHR, FHLMC INSURED)ss+/-                 0.30      08/01/2041          7,500,000
         600,000  PORT ARTHUR TX NAVAL DISTRICT SERIES C (IDR)ss+/-                        0.30      04/01/2027            600,000
      45,100,000  PORT ARTHUR TX NAVY DISTRICT ENVIRONMENTAL FACILITIES MOTIVA
                  ENTERPRISES SERIES A  (OTHER REVENUE)ss+/-                               0.28      04/01/2040         45,100,000
      30,860,000  PUTTABLE FLOATING OPTION TAX-EXEMPT RECEIPTS SERIES
                  P-FLOATS-MT-636 (HFFA, BANK OF AMERICA NA LOC)ss+/-                      0.31      01/01/2028         30,860,000
      16,000,000  ROCKWALL TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX
                  REVENUE, DEXIA INSURED)ss+/-                                             0.38      08/01/2037         16,000,000
      13,900,000  TEXAS STATE DEPARTMENT OF HOUSING & COMMUNITY AFFAIRS COSTA
                  IBIZA APARTMENTS (MFHR, FNMA INSURED)ss+/-                               0.30      08/01/2041         13,900,000
      18,000,000  TEXAS STATE TRAN (OTHER REVENUE)                                         2.50      08/31/2010         18,090,531
       2,800,000  TYLER TX HEALTH FACILITIES DEVELOPMENT CORPORATION MOTHER
                  FRANCES HOSPITAL SERIES B (HCFR, BANK OF AMERICA NA LOC)ss+/-            0.30      07/01/2020          2,800,000
                                                                                                                       234,555,531
                                                                                                                  ----------------
UTAH: 0.23%
         200,000  UTAH TRANSPORTATION AUTHORITY SALES TAX SUBSERIES B (SALES
                  TAX REVENUE, FORTIS BANK NA LOC)ss+/-                                    0.27      06/15/2036            200,000
       9,675,000  WEST JORDAN UT (HOUSING REVENUE, FNMA INSURED)ss+/-                      0.27      12/01/2034          9,675,000
                                                                                                                         9,875,000
                                                                                                                  ----------------
VERMONT: 1.07%
       2,200,000  VERMONT EDUCATIONAL & HEALTH BUILDINGS FINANCING AGENCY
                  BRATTLEBORO MEMORIAL HOSPITAL PROJECT A (HCFR, TD BANK NA
                  LOC)ss+/-                                                                0.29      10/01/2028          2,200,000
       9,120,000  VERMONT EDUCATIONAL & HEALTH BUILDINGS FINANCING AGENCY
                  FLETCHER ALLEN HOSPITAL SERIES A (HCFR, TD BANK NA LOC)ss+/-             0.24      12/01/2030          9,120,000
       3,140,000  VERMONT EDUCATIONAL & HEALTH BUILDINGS FINANCING AGENCY
                  LANDMARK COLLEGE PROJECT SERIES A (COLLEGE & UNIVERSITY
                  REVENUE, TD BANK NA LOC)ss+/-                                            0.29      07/01/2033          3,140,000
       2,115,000  VERMONT EDUCATIONAL & HEALTH BUILDINGS FINANCING AGENCY
                  NORTHEASTERN VERMONT REGIONAL HOSPITAL SERIES A (HCFR, TD
                  BANK NA LOC)ss+/-                                                        0.29      10/01/2029          2,115,000
      19,680,000  VERMONT EDUCATIONAL & HEALTH BUILDINGS FINANCING AGENCY
                  VARIOUS NORWICH UNIVERSITY PROJECT (COLLEGE & UNIVERSITY
                  REVENUE, TD BANK NA LOC)ss+/-                                            0.26      09/01/2038         19,680,000
      10,585,000  VERMONT EDUCATIONAL & HEALTH BUILDINGS NORTH COUNTY HOSPITAL
                  PROJECT A (HCFR,  TD BANK NA LOC)ss+/-                                   0.29      10/01/2034         10,585,000
                                                                                                                        46,840,000
                                                                                                                  ----------------
VIRGINIA: 1.74%
       7,295,000  CAPITAL REGION AIRPORT COMMISSION VA SERIES B (AIRPORT
                  REVENUE, WACHOVIA BANK LOC)ss+/- (q)                                     0.27      06/01/2035          7,295,000
       5,000,000  FAIRFAX COUNTY VA INDUSTRIAL DEVELOPMENT AUTHORITY  HEALTH
                  CARE INOVA A-1 (OTHER REVENUE)ss+/-                                      0.41      05/15/2039          5,000,000
      15,200,000  HANOVER COUNTY VA IDA COVENENT WOODS (HEALTHCARE FACILITIES
                  REVENUE, BRANCH BANKING & TRUST LOC)ss+/-                                0.29      07/01/2029         15,200,000
      12,650,000  JAMES CITY COUNTY VA IDA CHAMBREL PROJECT (OTHER REVENUE,
                  FNMA INSURED)ss+/-                                                       0.30      11/15/2032         12,650,000
       5,000,000  NORFOLK VA ECONOMIC DEVELOPMENT AUTHORITY SENTRA HEALTHCARE
                  FACILITY (HEALTH HOSPITAL NURSING HOME REVENUE)ss+/-                     0.41      11/01/2034          5,000,000
      11,165,000  UNIVERSITY OF VIRGINIA SERIES 03-A (SCHOOLS REVENUE BOND)ss+/-           0.34      08/05/2010         11,165,000
         110,000  VIRGINIA COMMONWEALTH UNIVERSITY HEALTH SYSTEM AUTHORITY
                  SERIES A (OTHER REVENUE, BRANCH BANKING & TRUST LOC)ss+/-                0.27      07/01/2037            110,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE  MATURITY DATE        VALUE
----------------  ----------------------------------------------------------------  -------------  -------------  ----------------
VIRGINIA (continued)
$      6,665,000  VIRGINIA COMMONWEALTH UNIVERSITY HEALTH SYSTEM AUTHORITY
                  SERIES B (HCFR, BRANCH BANKING & TRUST COMPANY LOC)ss+/-                 0.30%     07/01/2037   $      6,665,000
      12,900,000  VIRGINIA SMALL BUSINESS FINANCING AUTHORITY FRIENDSHIP
                  FOUNDATION (HCFR, WACHOVIA BANK LOC)ss+/- (q)                            0.27      07/01/2022         12,900,000
                                                                                                                        75,985,000
                                                                                                                  ----------------
WASHINGTON: 2.37%
       9,730,000  ECLIPSE FUNDING TRUST 2006-0002-SOLAR ECLIPSE-SEATTLE (WATER
                  REVENUE, US BANK NA LOC)ss+/-                                            0.29      09/01/2029          9,730,000
       1,980,000  EVERETT WA (PROPERTY TAX REVENUE, BANK OF AMERICA NA LOC)ss+/-           0.35      12/01/2021          1,980,000
       4,980,000  KING COUNTY WA HOUSING AUTHORITY SERIES A (HOUSING REVENUE,
                  FHLMC INSURED)ss+/-                                                      0.30      07/01/2035          4,980,000
       6,930,000  KING COUNTY WA PUBLIC HOSPITAL DISTRICT #1 (PROPERTY TAX
                  REVENUE, CITIBANK NA SPA)ss+/-                                           0.30      12/01/2015          6,930,000
       5,850,000  KING COUNTY WA SCHOOL DISTRICT #415 (PROPERTY TAX REVENUE,
                  FIRST SECURITY BANK LOC)ss+/-                                            0.54      12/01/2018          5,850,000
       7,920,000  SEATTLE WA MUNICIPAL POWER & LIGHTING (ELECTRIC REVENUE,
                  FIRST SECURITY BANK LOC)ss+/-                                            0.30      03/02/2021          7,920,000
      12,530,000  SEATTLE WA WATER SYSTEM (WATER REVENUE, FIRST SECURITY BANK
                  LOC)ss+/-                                                                0.30      09/01/2012         12,530,000
      18,000,000  WASHINGTON HEFAR SEATTLE PACIFIC UNIVERSITY (COLLEGE &
                  UNIVERSITY REVENUE, US BANK NA LOC)ss+/-                                 0.25      10/01/2030         18,000,000
      12,000,000  WASHINGTON STATE HEFAR UNIVERSITY OF PUGET SOUND SERIES B
                  (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA NA LOC)ss+/-              0.31      10/01/2036         12,000,000
       6,675,000  WASHINGTON STATE HEFAR UNIVERSITY PUGET SOUND PROJECT A
                  PUTTABLE (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA NA
                  LOC)ss+/-                                                                0.31      10/01/2030          6,675,000
       5,775,000  WASHINGTON STATE HOUSING FINANCE COMMISSION NONPROFIT TACOMA
                  ART MUSEUM PROJECT (RECREATIONAL FACILITIES REVENUE, NORTHERN
                  TRUST CORPORATION LOC)ss+/-                                              0.25      06/01/2032          5,775,000
       7,650,000  WASHINGTON STATE SERIES R (COLLEGE & UNIVERSITY REVENUE,
                  CITIBANK NA LOC)ss+/-                                                    0.30      01/01/2016          7,650,000
       3,400,000  WASHINGTON STATE SUNNYSIDE COMMUNITY HOSPITAL (HCFR, US BANK
                  NA LOC)ss+/-                                                             0.27      10/01/2017          3,400,000
                                                                                                                       103,420,000
                                                                                                                  ----------------
WEST VIRGINIA: 0.73%
      15,820,000  MONONGALIA COUNTY WV BUILDING COMMISSION SERIES A (HCFR,
                  JPMORGAN CHASE BANK LOC)ss+/-                                            0.31      07/01/2040         15,820,000
       6,000,000  WEIRTON WV MUNICIPAL HOSPITAL BUILDING COMMISSION WEIRTON
                  MEDICAL CENTER INCORPORATED (HCFR, PNC BANK NA LOC)ss+/-                 0.26      12/01/2031          6,000,000
      10,000,000  WEST VIRGINIA STATE HOSPITAL FINANCE AUTHORITY CABELL
                  HOSPITAL SERIES A (HEALTHCARE FACILITIES REVENUE, BRANCH
                  BANKING & TRUST LOC)ss+/-                                                0.28      01/01/2034         10,000,000
                                                                                                                        31,820,000
                                                                                                                  ----------------
WISCONSIN: 2.20%
       7,750,000  MILWAUKEE WI RDA UNIVERSITY OF WISCONSIN KENILWORTH PROJECT
                  (COLLEGE & UNIVERSITY REVENUE, US  BANK NA LOC)ss+/-                     0.29      09/01/2040          7,750,000
       6,000,000  WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY (HOSPITAL
                  REVENUE, BANK OF AMERICA NA LOC)ss+/-                                    0.30      08/01/2030          6,000,000
      10,000,000  WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY SAINT
                  NORBERT COLLEGE INCORPORATED (COLLEGE & UNIVERSITY REVENUE,
                  JPMORGAN CHASE BANK LOC)ss+/-                                            0.33      02/01/2038         10,000,000
       6,030,000  WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                  BELOIT MEMORIAL HOSPITAL INCORPORATED (HCFR, JPMORGAN CHASE
                  BANK LOC)ss+/-                                                           0.32      04/01/2036          6,030,000
      30,720,000  WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                  GUNDERSEN LUTHERAN SERIES B (HCFR, FIRST SECURITY BANK LOC)ss+/-         0.60      12/01/2029         30,720,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE  MATURITY DATE        VALUE
----------------  ----------------------------------------------------------------  -------------  -------------  ----------------
WISCONSIN (continued)
$      4,045,000  WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                  LAWRENCE UNIVERSITY (COLLEGE & UNIVERSITY REVENUE, JPMORGAN
                  CHASE BANK LOC)ss+/-                                                     0.30%     02/01/2039   $      4,045,000
       2,400,000  WISCONSIN STATE HEFA ALVERNO COLLEGE PROJECT (COLLEGE &
                  UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                      1.25      11/01/2017          2,400,000
       6,575,000  WISCONSIN STATE HEFA FORT HEALTHCARE INCORPORATED SERIES A
                  (OTHER REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                            0.32      05/01/2037          6,575,000
      11,390,000  WISCONSIN STATE HEFA HESS MEMORIAL HOSPITAL INCORPORATED
                  (HFFA REVENUE, US BANK NA LOC)ss+/-                                      0.29      05/01/2024         11,390,000
       1,100,000  WISCONSIN STATE HEFA LUTHERAN COLLEGE PROJECT (COLLEGE &
                  UNIVERSITY REVENUE, US BANK NA LOC)ss+/-                                 0.30      06/01/2033          1,100,000
       6,375,000  WISCONSIN STATE HEFA MERITER RETIREMENT SERVICES SERIES B
                  (OTHER REVENUE, US BANK NA LOC)ss+/-                                     0.29      03/01/2038          6,375,000
       3,940,000  WISCONSIN STATE HEFA MERITER RETIREMENT SERVICES SERIES A
                  (OTHER REVENUE, KBC BANK NV LOC)ss+/-                                    0.29      03/01/2038          3,940,000
                                                                                                                        96,325,000
                                                                                                                  ----------------
TOTAL MUNICIPAL BONDS & NOTES (COST $4,207,242,686)                                                                  4,207,242,686
                                                                                                                  ================
TOTAL INVESTMENTS IN SECURITIES
(COST $4,354,742,686)*                                                      99.58%                                   4,354,742,686
OTHER ASSETS AND LIABILITIES, NET                                            0.42                                       18,400,819
                                                                           ------                                 ----------------
TOTAL NET ASSETS                                                           100.00%                                $  4,373,143,505
                                                                           ======                                 ================

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-  VARIABLE RATE INVESTMENTS.

(q)  CREDIT ENHANCEMENT IS PROVIDED BY A NON-CONTROLLED AFFILIATE.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)

PRIME INVESTMENT MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE  MATURITY DATE         VALUE
----------------  ----------------------------------------------------------------  -------------  -------------  -----------------
AGENCY NOTES - INTEREST BEARING: 0.36%
$     30,000,000  FHLMC+/-ss                                                             0.20%       02/02/2012   $     29,959,578
       2,000,000  FHLMC+/-ss                                                             0.23        09/03/2010          2,000,124
       6,000,000  FNMA+/-ss                                                              0.19        07/13/2010          5,999,585
TOTAL AGENCY NOTES - INTEREST BEARING (COST $37,959,287)                                                                37,959,287
                                                                                                                  ================
BANKERS ACCEPTANCE NOTES: 0.08%
       3,000,000  BANK OF AMERICA NA##                                                   0.29        07/07/2010          2,999,100
       5,306,454  BANK OF AMERICA NA##                                                   0.32        08/20/2010          5,302,680
TOTAL BANKERS ACCEPTANCE NOTES (COST $8,301,780)                                                                         8,301,780
                                                                                                                  ================
CERTIFICATES OF DEPOSIT: 7.10%
      45,000,000  ABBEY NATIONAL TREASURY SERVICES+/-                                    0.34        12/10/2010         45,000,000
      94,000,000  ABBEY NATIONAL TREASURY SERVICES+/-                                    0.37        02/14/2011         94,000,000
      53,000,000  BARCLAYS BANK PLC (NEW YORK)+/-                                        0.59        01/19/2011         53,000,000
      34,000,000  BARCLAYS BANK PLC (NEW YORK)+/-                                        0.66        04/29/2011         34,000,000
      60,000,000  BARCLAYS BANK PLC (NEW YORK)+/-                                        0.83        11/08/2010         60,000,000
      42,000,000  BARCLAYS BANK PLC (NEW YORK)+/-                                        1.00        06/24/2010         42,000,000
       7,000,000  CALYON (NEW YORK)+/-                                                   0.25        06/02/2010          7,000,000
      13,000,000  CALYON (NEW YORK)+/-                                                   0.32        06/29/2010         12,998,116
      10,000,000  CALYON (NEW YORK)+/-                                                   0.75        06/03/2010         10,000,227
      84,000,000  LLOYDS TSB BANK PLC (NEW YORK)+/-                                      0.57        07/26/2010         84,000,000
      70,000,000  LLOYDS TSB BANK PLC (NEW YORK)+/-                                      0.57        11/12/2010         70,000,000
      33,000,000  NATIXIS (NEW YORK)+/-                                                  0.65        02/04/2011         33,000,000
      17,000,000  RABOBANK NEDERLAND NV (NEW YORK)+/-ss                                  0.28        01/06/2011         17,000,000
      24,000,000  RABOBANK NEDERLAND NV (NEW YORK)+/-                                    0.29        01/07/2011         24,000,000
      35,000,000  RABOBANK NEDERLAND NV (NEW YORK)+/-                                    0.34        10/19/2010         35,000,000
      74,000,000  ROYAL BANK SCOTLAND PLC (CONNECTICUT)+/-                               0.95        07/16/2010         74,000,000
      37,000,000  SOCIETE GENERALE (NEW YORK)+/-                                         0.65        05/05/2011         37,000,000
       7,000,000  WESTPAC BANKING CORPORATION+/-++                                       0.44        04/19/2011          7,006,876
TOTAL CERTIFICATES OF DEPOSIT (COST $739,005,219)                                                                      739,005,219
                                                                                                                  ================
COMMERCIAL PAPER: 43.51%
      22,000,000  AMSTEL FUNDING CORPORATION##++(p)                                      0.43        06/07/2010         21,998,167
      28,000,000  AMSTEL FUNDING CORPORATION##++(p)                                      0.45        06/10/2010         27,996,500
      37,000,000  AMSTEL FUNDING CORPORATION##++(p)                                      0.46        06/01/2010         37,000,000
      61,000,000  AMSTEL FUNDING CORPORATION##++(p)                                      0.51        07/30/2010         60,948,014
       3,000,000  AMSTERDAM FUNDING CORPORATION##++(p)                                   0.29        07/19/2010          2,998,800
      66,000,000  AMSTERDAM FUNDING CORPORATION##++(p)                                   0.30        07/21/2010         65,971,583
      26,000,000  AMSTERDAM FUNDING CORPORATION##++(p)                                   0.44        07/27/2010         25,983,418
      10,700,000  AMSTERDAM FUNDING CORPORATION##++(p)                                   0.46        07/29/2010         10,691,898
      23,000,000  ANGLO IRISH BANK CORPORATION LIMITED++                                 0.55        06/01/2010         23,000,000
       7,000,000  ANTALIS US FUNDING CORPORATION##++(p)                                  0.29        07/12/2010          6,997,608
      11,800,000  ANTALIS US FUNDING CORPORATION##++(p)                                  0.29        07/13/2010         11,795,870
       4,000,000  ANTALIS US FUNDING CORPORATION##++(p)                                  0.31        07/26/2010          3,998,044
      28,000,000  ANTALIS US FUNDING CORPORATION##++(p)                                  0.35        06/17/2010         27,995,396
      30,800,000  ANTALIS US FUNDING CORPORATION##++(p)                                  0.39        06/15/2010         30,794,969
       5,000,000  ANTALIS US FUNDING CORPORATION##++(p)                                  0.40        06/23/2010          4,998,717
      10,400,000  ANTALIS US FUNDING CORPORATION##++(p)                                  0.41        06/28/2010         10,396,724
      44,000,000  ANZ NATIONAL (INTERNATIONAL) LIMITED+/-++                              0.40        10/20/2010         44,000,000
      70,000,000  ANZ NATIONAL (INTERNATIONAL) LIMITED+/-++                              0.44        01/11/2011         70,000,000
       9,000,000  ARABELLA FINANCE LLC##++(p)                                            0.44        06/14/2010          8,998,473
       6,000,000  ARABELLA FINANCE LLC##++(p)                                            0.44        06/15/2010          5,998,903
      17,000,000  ARABELLA FINANCE LLC##++(p)                                            0.44        06/18/2010         16,996,307
       2,000,000  ARABELLA FINANCE LLC##++(p)                                            0.48        06/23/2010          1,999,389
       5,000,000  ARABELLA FINANCE LLC##++(p)                                            0.49        07/19/2010          4,996,667
      16,000,000  ARGENTO VARIABLE  FUNDING LLC##++(p)                                   0.30        06/28/2010         15,996,280
      39,000,000  ARGENTO VARIABLE  FUNDING LLC##++(p)                                   0.33        07/26/2010         38,979,742
      17,000,000  ARGENTO VARIABLE  FUNDING LLC##++(p)                                   0.33        07/27/2010         16,991,009
      30,000,000  ASB FINANCE LIMITED (LONDON)+/-++                                      0.37        01/12/2011         29,999,073

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)

PRIME INVESTMENT MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE  MATURITY DATE         VALUE
----------------  ----------------------------------------------------------------  -------------  -------------  -----------------
COMMERCIAL PAPER (continued)
$     20,000,000  ASB FINANCE LIMITED (LONDON)+/-++                                      0.40%       01/10/2011   $     20,000,000
      14,000,000  ASB FINANCE LIMITED (LONDON)+/-++                                      0.43        12/08/2010         14,000,758
      14,000,000  ASB FINANCE LIMITED (LONDON)+/-++                                      0.37        04/18/2011         14,001,222
      29,000,000  ASB FINANCE LIMITED (LONDON)+/-++                                      0.47        12/13/2010         29,001,573
      38,000,000  ASB FINANCE LIMITED (LONDON)+/-++                                      0.83        07/09/2010         38,000,000
      39,000,000  ASPEN FUNDING CORPORATION##++(p)                                       0.33        06/15/2010         38,994,692
       3,000,000  ATLANTIC ASSET SECURITIZATION CORPORATION##++(p)                       0.28        07/09/2010          2,999,082
      28,000,000  ATLANTIC ASSET SECURITIZATION CORPORATION##++(p)                       0.39        07/01/2010         27,990,667
       6,292,000  AUTOBAHN FUNDING COMPANY LLC##++(p)                                    0.28        06/16/2010          6,291,214
       6,000,000  AUTOBAHN FUNDING COMPANY LLC##++(p)                                    0.30        07/12/2010          5,997,882
      11,000,000  AUTOBAHN FUNDING COMPANY LLC##++(p)                                    0.30        07/13/2010         10,996,022
      11,000,000  AUTOBAHN FUNDING COMPANY LLC##++(p)                                    0.31        07/14/2010         10,995,796
       7,000,000  AUTOBAHN FUNDING COMPANY LLC##++(p)                                    0.40        06/25/2010          6,998,040
       2,000,000  BANK OF AMERICA NA##                                                   0.21        06/07/2010          1,999,920
       1,486,493  BANK OF AMERICA NA##                                                   0.32        08/23/2010          1,485,396
       3,000,000  BANQUE ET CAISSE##                                                     0.27        07/14/2010          2,998,997
      10,000,000  BANQUE ET CAISSE##                                                     0.30        07/20/2010          9,995,781
      20,000,000  BEETHOVEN FUNDING CORPORATION##++(p)                                   0.28        06/03/2010         19,999,533
      14,000,000  BELMONT FUNDING LLC##++(p)                                             0.24        06/02/2010         13,999,817
      13,500,000  BNZ INTERNATIONAL FUNDING LIMITED##++                                  0.25        07/01/2010         13,497,075
      50,000,000  BNZ INTERNATIONAL FUNDING LIMITED##++                                  0.60        08/26/2010         49,928,333
      17,000,000  BPCE SA##++                                                            0.29        07/14/2010         16,993,908
      15,000,000  CANCARA ASSET SECURITISATION LIMITED##++(p)                            0.27        06/01/2010         15,000,000
       6,000,000  CANCARA ASSET SECURITISATION LIMITED##++(p)                            0.31        07/26/2010          5,997,158
       9,000,000  CANCARA ASSET SECURITISATION LIMITED##++(p)                            0.33        07/30/2010          8,994,985
     162,000,000  CANCARA ASSET SECURITISATION LIMITED##++(p)                            0.44        07/20/2010        161,917,354
      12,000,000  CHARIOT FUNDING LLC##++(p)                                             0.23        06/15/2010         11,998,833
      28,900,000  CHARIOT FUNDING LLC##++(p)                                             0.39        07/15/2010         28,885,871
       4,000,000  CHARTA LLC##++(p)                                                      0.27        06/25/2010          3,999,253
      21,000,000  CHARTA LLC##++(p)                                                      0.28        06/18/2010         20,997,025
      48,000,000  CHARTA LLC##++(p)                                                      0.29        07/07/2010         47,985,600
       1,000,000  CHARTA LLC##++(p)                                                      0.38        06/22/2010            999,767
       1,000,000  CHARTA LLC##++(p)                                                      0.38        06/23/2010            999,756
      27,500,000  CIESCO LLC##++(p)                                                      0.31        07/22/2010         27,487,533
      20,000,000  CITIBANK CREDIT CARD ISSUANCE TRUST##++(p)                             0.19        06/04/2010         19,999,583
       6,000,000  CITIBANK CREDIT CARD ISSUANCE TRUST##++(p)                             0.29        07/07/2010          5,998,200
      16,000,000  CITIBANK CREDIT CARD ISSUANCE TRUST##++(p)                             0.31        07/23/2010         15,992,604
      56,000,000  CLIPPER RECEIVABLES COMPANY##++(p)                                     0.29        07/22/2010         55,976,200
      28,000,000  COMMERZBANK US FINANCE INCORPORATED##                                  0.34        06/25/2010         27,993,467
      10,000,000  COMMONWEALTH BANK OF AUSTRALIA##++                                     0.28        07/08/2010          9,997,071
      23,000,000  CONCORD MINUTEMAN CAPITAL COMPANY##++(p)                               0.27        06/03/2010         22,999,489
       3,000,000  CONCORD MINUTEMAN CAPITAL COMPANY##++(p)                               0.40        06/09/2010          2,999,700
      11,000,000  CONCORD MINUTEMAN CAPITAL COMPANY##++(p)                               0.44        06/16/2010         10,997,846
      15,000,000  CONCORD MINUTEMAN CAPITAL COMPANY##++(p)                               0.44        07/22/2010         14,990,438
      27,000,000  CONCORD MINUTEMAN CAPITAL COMPANY##++(p)                               0.46        06/23/2010         26,992,163
      16,000,000  CONCORD MINUTEMAN CAPITAL COMPANY##++(p)                               0.46        06/24/2010         15,995,144
       2,000,000  CRC FUNDING LLC##++(p)                                                 0.13        06/02/2010          1,999,986
       4,000,000  CRC FUNDING LLC##++(p)                                                 0.28        07/09/2010          3,998,776
      88,000,000  CRC FUNDING LLC##++(p)                                                 0.29        07/12/2010         87,969,933
      28,000,000  CRC FUNDING LLC##++(p)                                                 0.31        07/20/2010         27,987,804
      27,500,000  CRC FUNDING LLC##++(p)                                                 0.31        07/21/2010         27,487,778
       7,000,000  CROWN POINT CAPITAL COMPANY##++(p)                                     0.27        06/03/2010          6,999,844
       4,000,000  CROWN POINT CAPITAL COMPANY##++(p)                                     0.39        06/07/2010          3,999,700
      20,000,000  CROWN POINT CAPITAL COMPANY##++(p)                                     0.39        06/08/2010         19,998,250
       6,000,000  CROWN POINT CAPITAL COMPANY##++(p)                                     0.40        06/09/2010          5,999,400
      29,000,000  CROWN POINT CAPITAL COMPANY##++(p)                                     0.41        06/10/2010         28,996,738
       8,000,000  CROWN POINT CAPITAL COMPANY##++(p)                                     0.44        06/16/2010          7,998,433
      22,000,000  CROWN POINT CAPITAL COMPANY##++(p)                                     0.44        07/22/2010         21,985,975
      18,000,000  CROWN POINT CAPITAL COMPANY##++(p)                                     0.45        06/21/2010         17,995,300
       8,000,000  CROWN POINT CAPITAL COMPANY##++(p)                                     0.46       06/24/2010           7,997,572
      27,000,000  DEXIA DELAWARE##                                                       0.00       06/01/2010          27,000,000
      64,000,000  DEXIA DELAWARE##                                                       0.30       06/04/2010          63,997,867
       9,000,000  EBBETS FUNDING LLC##++(p)                                              0.47       06/17/2010           8,998,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)

PRIME INVESTMENT MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE  MATURITY DATE         VALUE
----------------  ----------------------------------------------------------------  -------------  -------------  -----------------
COMMERCIAL PAPER (continued)
$     27,000,000  EBBETS FUNDING LLC##++(p)                                              0.49%       06/18/2010   $     26,993,370
       6,000,000  ELYSIAN FUNDING LLC##++(p)                                             0.50        06/21/2010          5,998,267
      10,000,000  ELYSIAN FUNDING LLC##++(p)                                             0.53        06/22/2010          9,996,792
       7,000,000  ERASMUS CAPITAL CORPORATION##++(p)                                     0.17        06/02/2010          6,999,936
      12,000,000  ERASMUS CAPITAL CORPORATION##++(p)                                     0.32        06/08/2010         11,999,137
      11,284,000  FAIRWAY FINANCE CORPORATION##++(p)                                     0.25        07/07/2010         11,281,066
      28,900,000  FALCON ASSET SECURITIZATION COMPANY LLC##++(p)                         0.39        07/15/2010         28,885,871
      18,000,000  GOTHAM FUNDING CORPORATION##++(p)                                      0.27        06/01/2010         18,000,000
      10,000,000  GOVCO LLC##++(p)                                                       0.26        06/24/2010          9,998,275
      26,000,000  GOVCO LLC##++(p)                                                       0.26        06/28/2010         25,994,735
       7,000,000  GOVCO LLC##++(p)                                                       0.28        07/09/2010          6,997,857
      19,000,000  GOVCO LLC##++(p)                                                       0.31        07/21/2010         18,991,556
      43,500,000  GOVCO LLC##++(p)                                                       0.33        07/27/2010         43,476,993
      58,000,000  GOVCO LLC##++(p)                                                       0.35        06/18/2010         57,989,866
       5,000,000  GRAMPIAN FUNDING LLC##++(p)                                            0.30        07/12/2010          4,998,235
      10,000,000  GRAMPIAN FUNDING LLC##++(p)                                            0.31        06/09/2010          9,999,222
      33,000,000  GRAMPIAN FUNDING LLC##++(p)                                            0.31        07/16/2010         32,986,800
       5,000,000  GRAMPIAN FUNDING LLC##++(p)                                            0.31        07/21/2010          4,997,778
      25,000,000  GRAMPIAN FUNDING LLC##++(p)                                            0.39        06/14/2010         24,996,208
      22,000,000  GRAMPIAN FUNDING LLC##++(p)                                            0.40        06/22/2010         21,994,610
      44,000,000  GRAMPIAN FUNDING LLC##++(p)                                            0.46        07/23/2010         43,970,129
       2,000,000  GRAMPIAN FUNDING LLC##++(p)                                            0.49        07/13/2010          1,998,833
       8,500,000  ICICI BANK LIMITED (BAHRAIN)##                                         0.49        07/15/2010          8,494,806
       8,750,000  ICICI BANK LIMITED (BAHRAIN)##                                         0.49        07/15/2010          8,744,653
      21,000,000  ICICI BANK LIMITED (BAHRAIN)##                                         0.49        08/05/2010         20,981,042
      23,000,000  INTESA FUNDING LLC##                                                   0.23        06/18/2010         22,997,393
      28,900,000  JUPITER SECURITIES COMPANY LLC##++(p)                                  0.39        07/13/2010         28,886,513
       2,000,000  LEGACY CAPITAL COMPANY##++(p)                                          0.44        06/16/2010          1,999,608
      48,000,000  LEGACY CAPITAL COMPANY##++(p)                                          0.44        07/14/2010         47,974,200
       9,000,000  LEGACY CAPITAL COMPANY##++(p)                                          0.44        07/23/2010          8,994,150
       6,000,000  LEGACY CAPITAL COMPANY##++(p)                                          0.45        06/21/2010          5,998,433
       5,000,000  LEXINGTON PARKER CAPITAL##++(p)                                        0.34        06/04/2010          4,999,813
      11,000,000  LEXINGTON PARKER CAPITAL##++(p)                                        0.39        06/08/2010         10,999,038
       2,000,000  LEXINGTON PARKER CAPITAL##++(p)                                        0.44        06/16/2010          1,999,608
     139,000,000  LEXINGTON PARKER CAPITAL##++(p)                                        0.44        07/16/2010        138,921,813
      22,000,000  LEXINGTON PARKER CAPITAL##++(p)                                        0.44        07/20/2010         21,986,525
       2,000,000  LEXINGTON PARKER CAPITAL##++(p)                                        0.46        06/24/2010          1,999,393
      31,000,000  LMA AMERICAS LLC##++(p)                                                0.31        07/23/2010         30,985,671
      26,000,000  LMA AMERICAS LLC##++(p)                                                0.33        06/14/2010         25,996,562
       8,000,000  LMA AMERICAS LLC##++(p)                                                0.44        07/19/2010          7,995,200
      69,000,000  LMA AMERICAS LLC##++(p)                                                0.44        07/20/2010         68,957,738
       3,000,000  LOUIS DREYFUS CORPORATION##                                            0.39        07/30/2010          2,998,033
       1,600,000  MATCHPOINT MASTER TRUST##++(p)                                         0.35        06/21/2010          1,599,671
      36,600,000  MATCHPOINT MASTER TRUST##++(p)                                         0.37        06/29/2010         36,589,183
      28,000,000  MONT BLANC CAPITAL CORPORATION##++(p)                                  0.23        06/09/2010         27,998,382
      41,000,000  NATEXIS BANQUES POPULAIRES##                                           0.32        07/14/2010         40,983,839
      99,000,000  NATIONWIDE BUILDING SOCIETY++                                          0.29        08/16/2010         98,916,400
      15,134,000  NEWPORT FUNDING CORPORATION##++(p)                                     0.30        07/22/2010         15,127,281
      33,370,000  NEWPORT FUNDING CORPORATION##++(p)                                     0.38        06/25/2010         33,361,101
      24,000,000  NIEUW AMSTERDAM RECEIVABLES##++(p)                                     0.00        06/01/2010         24,000,000
      14,000,000  NIEUW AMSTERDAM RECEIVABLES##++(p)                                     0.14        06/02/2010         13,999,895
       6,000,000  OAKLAND-ALAMEDA COUNTY+/-                                              0.34        06/01/2010          6,000,000
      12,600,000  OLD LINE FUNDING LLC##++(p)                                            0.25        07/06/2010         12,596,815
      15,250,000  OLD LINE FUNDING LLC##++(p)                                            0.25        07/07/2010         15,246,035
      21,000,000  PRUDENTIAL PLC##++                                                     0.00        06/01/2010         21,000,000
      12,000,000  PRUDENTIAL PLC##++                                                     0.20        06/02/2010         11,999,870
      12,000,000  PRUDENTIAL PLC##++                                                     0.26        06/03/2010         11,999,740
      34,000,000  PRUDENTIAL PLC##++                                                     0.37        07/19/2010         33,982,773
      17,000,000  PRUDENTIAL PLC##++                                                     0.41        06/14/2010         16,997,299
      34,844,000  REGENCY MARKETS # 1 LLC##++(p)                                         0.30        07/20/2010         34,829,298
      33,000,000  RHEIN-MAIN SECURITY LIMITED##++(p)                                     0.30        06/14/2010         32,995,948
      20,000,000  RHEIN-MAIN SECURITY LIMITED##++(p)                                     0.30        06/25/2010         19,995,867
       8,000,000  RHEIN-MAIN SECURITY LIMITED##++(p)                                     0.41        06/17/2010          7,998,471

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)

PRIME INVESTMENT MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE  MATURITY DATE         VALUE
----------------  ----------------------------------------------------------------  -------------  -------------  -----------------
COMMERCIAL PAPER (continued)
$      7,000,000  RHEIN-MAIN SECURITY LIMITED##++(p)                                     0.44%       06/18/2010   $      6,998,479
      53,000,000  RHEINGOLD SECURITIZATION##++(p)                                        0.30        06/22/2010         52,988,782
      10,250,000  RHEINGOLD SECURITIZATION##++(p)                                        0.30        06/30/2010         10,247,440
       4,000,000  RHEINGOLD SECURITIZATION##++(p)                                        0.45        06/23/2010          3,998,851
      44,749,000  RHEINGOLD SECURITIZATION##++(p)                                        0.32        07/15/2010         44,730,951
       3,000,000  ROMULUS FUNDING CORPORATION##++(p)                                     0.30        06/01/2010          3,000,000
       4,000,000  ROMULUS FUNDING CORPORATION##++(p)                                     0.19        06/02/2010          3,999,959
      36,000,000  ROMULUS FUNDING CORPORATION##++(p)                                     0.28        06/09/2010         35,997,520
       1,000,000  ROMULUS FUNDING CORPORATION##++(p)                                     0.39        06/14/2010            999,848
       5,000,000  ROMULUS FUNDING CORPORATION##++(p)                                     0.48        06/22/2010          4,998,542
       2,000,000  ROMULUS FUNDING CORPORATION##++(p)                                     0.48        06/25/2010          1,999,333
       1,000,000  ROYAL PARK INVESTMENT FUNDING CORPORATION##++(p)                       0.24        06/23/2010            999,847
      15,000,000  ROYAL PARK INVESTMENT FUNDING CORPORATION##++(p)                       0.24        06/25/2010         14,997,500
      25,750,000  ROYAL PARK INVESTMENT FUNDING CORPORATION##++(p)                       0.24        07/06/2010         25,743,741
       1,000,000  ROYAL PARK INVESTMENT FUNDING CORPORATION##++(p)                       0.28        07/14/2010            999,654
      21,000,000  ROYAL PARK INVESTMENT FUNDING CORPORATION##++(p)                       0.29        07/16/2010         20,992,125
       5,000,000  SALISBURY RECEIVABLES COMPANY##++(p)                                   0.18        06/03/2010          4,999,925
       4,000,000  SALISBURY RECEIVABLES COMPANY##++(p)                                   0.31        07/22/2010          3,998,187
      11,500,000  SALISBURY RECEIVABLES COMPANY##++(p)                                   0.40        07/12/2010         11,494,630
      34,000,000  SANTANDER CENTRAL HISPANO FINANCE (DELAWARE) INCORPORATED##            0.56        06/15/2010         33,992,067
      50,000,000  SCALDIS CAPITAL LLC##++(p)                                             0.33        06/10/2010         49,995,375
      29,000,000  SCALDIS CAPITAL LLC##++(p)                                             0.14        06/02/2010         28,999,774
      23,000,000  SCALDIS CAPITAL LLC##++(p)                                             0.29        07/13/2010         22,991,950
      25,000,000  SCALDIS CAPITAL LLC##++(p)                                             0.30        07/16/2010         24,990,313
       6,000,000  SCALDIS CAPITAL LLC##++(p)                                             0.33        06/09/2010          5,999,507
      29,000,000  SCALDIS CAPITAL LLC##++(p)                                             0.34        06/11/2010         28,996,979
      15,000,000  SCALDIS CAPITAL LLC##++(p)                                             0.39        06/17/2010         14,997,267
      14,000,000  SCALDIS CAPITAL LLC##++(p)                                             0.44        07/21/2010         13,991,250
      16,000,000  SHEFFIELD RECEIVABLES CORPORATION##++(p)                               0.14        06/03/2010         15,999,813
       4,000,000  SHEFFIELD RECEIVABLES CORPORATION##++(p)                               0.27        07/08/2010          3,998,849
       2,000,000  SHEFFIELD RECEIVABLES CORPORATION##++(p)                               0.27        07/09/2010          1,999,409
       8,000,000  SHEFFIELD RECEIVABLES CORPORATION##++(p)                               0.31        07/16/2010          7,996,800
       7,000,000  SOCIETE DE PRISE PARTICIPATION DE L'ETAT##++                           0.20        06/18/2010          6,999,306
      35,000,000  SOLITAIRE FUNDING LLC##++(p)                                           0.30        07/22/2010         34,984,629
      16,000,000  STARBIRD FUNDING CORPORATION##++(p)                                    0.30        07/23/2010         15,992,836
       1,000,000  STARBIRD FUNDING CORPORATION##++(p)                                    0.35        06/21/2010            999,794
      12,000,000  SURREY FUNDING CORPORATION##++(p)                                      0.30        07/23/2010         11,994,627
      13,000,000  SURREY FUNDING CORPORATION##++(p)                                      0.34        07/28/2010         12,992,796
       5,000,000  SURREY FUNDING CORPORATION##++(p)                                      0.43        07/12/2010          4,997,494
     119,000,000  SWEDBANK AG SERIES##++                                                 0.27        06/01/2010        119,000,000
      59,000,000  SWEDBANK AG SERIES##++                                                 0.14        06/02/2010         58,999,558
      33,000,000  TASMAN FUNDING INCORPORATED##++(p)                                     0.31        07/12/2010         32,987,974
       2,000,000  TASMAN FUNDING INCORPORATED##++(p)                                     0.31        07/14/2010          1,999,236
      40,746,000  THAMES ASSET GLOBAL SECURITIZATION # 1 INCORPORATED##++(p)             0.21        06/07/2010         40,744,338
       2,000,000  THAMES ASSET GLOBAL SECURITIZATION # 1 INCORPORATED##++(p)             0.27        06/24/2010          1,999,642
       3,000,000  THAMES ASSET GLOBAL SECURITIZATION # 1 INCORPORATED##++(p)             0.28        07/08/2010          2,999,106
       2,045,000  THAMES ASSET GLOBAL SECURITIZATION # 1 INCORPORATED##++(p)             0.28        07/12/2010          2,044,325
      14,000,000  THAMES ASSET GLOBAL SECURITIZATION # 1 INCORPORATED##++(p)             0.29        06/04/2010         13,999,557
      25,650,000  THAMES ASSET GLOBAL SECURITIZATION # 1 INCORPORATED##++(p)             0.30        07/19/2010         25,639,398
      32,000,000  THAMES ASSET GLOBAL SECURITIZATION # 1 INCORPORATED##++(p)             0.26        06/18/2010         31,995,920
      14,811,000  THUNDER BAY FUNDING LLC##++(p)                                         0.25        07/07/2010         14,807,149
      20,000,000  UNICREDIT DELAWARE##++                                                 0.31        07/01/2010         19,994,667
      11,000,000  VERSAILLES LLC##++(p)                                                  0.37        06/14/2010         10,998,411
      25,000,000  VICTORY RECEIVABLES CORPORATION##++(p)                                 0.00        06/01/2010         25,000,000
       1,400,000  VICTORY RECEIVABLES CORPORATION##++(p)                                 0.37        06/18/2010          1,399,742
      41,540,000  VICTORY RECEIVABLES CORPORATION##++(p)                                 0.38        06/24/2010         41,529,384
      37,000,000  WESTPAC SECURITIES NZ LIMITED+/-++                                     0.42        11/05/2010         37,000,000
      40,000,000  WESTPAC SECURITIES NZ LIMITED+/-++                                     0.55        08/20/2010         40,000,000
      50,000,000  WINDMILL FUNDING CORPORATION##++(p)                                    0.44        07/23/2010         49,967,500
       3,000,000  WINDMILL FUNDING CORPORATION##++(p)                                    0.45        07/27/2010          2,997,853
      11,500,000  WINDMILL FUNDING CORPORATION##++(p)                                    0.46        07/29/2010         11,491,292
TOTAL COMMERCIAL PAPER (COST $4,529,658,452)                                                                         4,529,658,452
                                                                                                                  ================

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)

PRIME INVESTMENT MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE  MATURITY DATE         VALUE
----------------  ----------------------------------------------------------------  -------------  -------------  -----------------
CORPORATE BONDS & NOTES: 2.43%
$      5,000,000  BANK OF SCOTLAND PLC+/-++                                              0.31%       12/08/2010   $      4,990,879
      56,000,000  BERKSHIRE HATHAWAY INCORPORATED+/-                                     0.35        02/10/2011         56,001,991
      33,000,000  CITIBANK NA+/-                                                         0.34        09/30/2010         33,000,000
      90,000,000  COMMONWEALTH BANK (AUSTRALIA)+/-++                                     0.35        06/04/2010         90,000,000
      30,000,000  COMMONWEALTH BANK (AUSTRALIA)+/-++                                     0.38        06/24/2010         30,000,000
       5,000,000  GENERAL ELECTRIC CAPITAL CORPORATION+/-                                0.34        03/11/2011          5,005,581
       2,000,000  JPMORGAN CHASE & COMPANY+/-                                            0.55        05/16/2011          2,001,546
      28,000,000  SANTANDER US DEBT SA UNIPERSONAL+/-++                                  0.36        07/23/2010         27,994,172
       4,000,000  SEARIVER MARITIME INCORPORATED+/-ss (i)                                0.55        10/01/2011          4,000,000
TOTAL CORPORATE BONDS & NOTES (COST $252,994,169)                                                                      252,994,169
                                                                                                                  ================
MEDIUM TERM NOTES: 1.05%
      35,000,000  EKSPORTFINANS ASA+/-                                                    0.39       08/03/2010         35,000,000
      15,000,000  EKSPORTFINANS ASA+/-                                                    0.43       09/22/2010         15,000,000
      19,000,000  EKSPORTFINANS ASA+/-                                                    0.70       06/11/2010         19,000,000
      40,000,000  US BANCORP+/-                                                           0.65       06/04/2010         40,001,515
TOTAL MEDIUM TERM NOTES (COST $109,001,515)                                                                            109,001,515
                                                                                                                  ================
MUNICIPAL BONDS & NOTES: 9.83%
       9,585,000  ACADEMY OF THE NEW CHURCH (OTHER REVENUE)+/-ss                          0.35       02/01/2025          9,585,000
       4,840,000  BALTIMORE MD PACKAGE SYSTEMS FACILITIES (PARKING FACILITIES
                  REVENUE, BANK OF AMERICA NA LOC)+/-ss                                   0.33       07/01/2032          4,840,000
      21,000,000  BAY AREA TOLL AUTHORITY VARIOUS SAN FRANCISCO BAY AREA SERIES
                  D1 (TOLLS REVENUE, BNP PARIBAS SPA)+/-ss                                0.22       04/01/2045         21,000,000
       4,600,000  BERKELEY COUNTY SC EXEMPT FACILITIES BP AMOCO CHEMICAL
                  COMPANY PROJECT (IDR)+/-ss                                              0.30       05/01/2038          4,600,000
       2,000,000  BIG BEAR LAKE CA SOUTHWEST GAS CORPORATION PROJECT SERIES A
                  (IDR, KBC BANK NV LOC)+/-ss                                             0.30       12/01/2028          2,000,000
       9,000,000  CALCASIEU PARISH LA INCORPORATED INDUSTRIAL DEVELOPMENT BOARD
                  ENVIRONMENTAL REVENUE CITGO PETROLEUM CORPORATION (IDR,
                  NATIXIS LOC)+/-ss                                                       0.27       07/01/2026          9,000,000
       3,000,000  CALIFORNIA HFA REVENUE HOUSING PROGRAM SERIES A (HOUSING
                  REVENUE, FORTIS BANQUE LOC)+/-ss                                        0.28       08/01/2036          3,000,000
       3,000,000  CALIFORNIA HFFA CATHOLIC HEALTHCARE SERIES L (HCFR, CITIBANK
                  NA LIQUIDITY FACILITY)+/-ss                                             0.26       07/01/2033          3,000,000
       9,855,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK RAND
                  CORPORATION SERIES B (ECONOMIC DEVELOPMENT REVENUE, BANK OF
                  AMERICA NA LOC)+/-ss                                                    0.25       04/01/2042          9,855,000
       7,340,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C 7
                  (ELECTRIC REVENUE, AGM INSURED)+/-ss                                    0.32       05/01/2022          7,340,000
       9,000,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C1 (POWER
                  REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)+/-ss                         0.32       05/01/2022          9,000,000
      10,585,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C13
                  (UTILITIES REVENUE, FIRST SECURITY BANK LOC)+/-ss                       0.29       05/01/2022         10,585,000
       3,920,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C9 (ELECTRIC
                  REVENUE, CITIBANK NA LIQUIDITY FACILITY)+/-ss                           0.25       05/01/2022          3,920,000
      10,000,000  CALIFORNIA STATE ECONOMIC RECOVERY (OTHER REVENUE, BANK OF
                  AMERICA NA LOC)+/-ss                                                    0.26       07/01/2023         10,000,000
      23,000,000  CALIFORNIA STATE SERIES B SUBSERIES B1 (OTHER REVENUE, BANK
                  OF AMERICA NA LOC)+/-ss                                                 0.26       05/01/2040         23,000,000
       9,000,000  CALIFORNIA STATE SERIES B-2 (OTHER REVENUE, SOCIETE GENERALE
                  LOC)+/-ss                                                               0.23       05/01/2040          9,000,000
       6,000,000  CALIFORNIA STATE SERIES B-5 (OTHER REVENUE, CITIBANK NA
                  LIQUIDITY FACILITY)+/-ss                                                0.24       05/01/2034          6,000,000
       4,000,000  CALIFORNIA STATEWIDE CDA UNIVERSITY RETIREMENT AT DAVIS
                  (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA NA LOC)+/-ss             0.25       11/15/2030          4,000,000
      14,610,500  COLORADO HOUSING & FINANCE AUTHORITY CLASS I-B1 (HOUSING
                  REVENUE, GO OF AUTHORITY INSURED)+/-ss                                  0.40       10/01/2038         14,610,500
      19,990,000  COLORADO HOUSING & FINANCE AUTHORITY TAXABLE MULTIFAMILY
                  PROJECT B II (HOUSING REVENUE, FNMA INSURED)+/-ss                       0.30       05/01/2049         19,990,000
       6,400,000  COOK COUNTY IL (OTHER REVENUE, HARRIS TRUST SAVINGS BANK
                  LOC)+/-ss                                                               0.35       11/01/2030          6,400,000
       3,600,000  COOK COUNTY IL (OTHER REVENUE, NORTHERN TRUST CORPORATION
                  LOC)+/-ss                                                               0.35       11/01/2030          3,600,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)

PRIME INVESTMENT MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE  MATURITY DATE         VALUE
----------------  ----------------------------------------------------------------  -------------  -------------  -----------------
MUNICIPAL BONDS & NOTES (continued)
$     13,000,000  DALLAS TX PERFORMING ARTS CENTER FOUNDATION SERIES B
                  (RECREATIONAL REVENUE, JPMORGAN CHASE BANK LOC)+/-ss                   0.28%       09/01/2041   $     13,000,000
      10,000,000  DELAWARE ECONOMIC DEVELOPMENT AUTHORITY CLEAN POWER PROJECT
                  SERIES B (IDR)+/-ss                                                    0.32        08/01/2029         10,000,000
      10,000,000  DELAWARE ECONOMIC DEVELOPMENT AUTHORITY CLEAN POWER SERIES D
                  (IDR)+/-ss                                                             0.33        08/01/2029         10,000,000
      34,000,000  DELAWARE PORT AUTHORITY PA & NJ REVENUE SERIES B (OTHER
                  REVENUE, BANK OF AMERICA NA LOC)+/-ss                                  0.27        01/01/2026         34,000,000
      40,000,000  DENVER CO CITY & COUNTY SCHOOL DISTRICT TAXABLE SERIES A
                  (LEASE REVENUE, AGM INSURED)+/-ss                                      0.45        12/15/2037         40,000,000
       5,000,000  ESCAMBIA COUNTY FL SOLID WASTE DISPOSAL SYSTEM GULF POWER
                  COMPANY PROJECT 2ND SERIES (RESOURCE RECOVERY REVENUE)+/-ss            0.33        04/01/2039          5,000,000
       8,000,000  GREGG COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                  GOOD SHEPHERD SERIES C (HCFR, RADIAN INSURED)+/-ss                     0.27        10/01/2029          8,000,000
       5,000,000  GULF COAST TX WASTE DISPOSAL AUTHORITY POLLUTION CONTROL
                  REVENUE BONDS AMOCO OIL COMPANY PROJECT   (PCR)+/-ss                   0.30        05/01/2023          5,000,000
       3,000,000  GULF COAST TX WASTE DISPOSAL ENVIRONMENTAL FACILITIES
                  AUTHORITY AMOCO OIL COMPANY PROJECT (RESOURCE RECOVERY
                  REVENUE)+/-ss                                                          0.30        01/01/2026          3,000,000
      35,440,000  HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                  BAYLOR COLLEGE MEDICINE SERIES B (COLLEGE & UNIVERSITY
                  REVENUE, JPMORGAN CHASE BANK LOC)+/-ss                                 0.28        11/15/2047         35,440,000
       4,000,000  HARRIS COUNTY TX INDUSTRIAL DEVELOPMENT CORPORATION DEER PARK
                  REFINING (RESOURCE RECOVERY REVENUE)+/-ss                              0.26        03/01/2023          4,000,000
       6,000,000  HARRIS COUNTY TX INDUSTRIAL DEVELOPMENT CORPORATION SOLID
                  WASTE DISPOSAL (IDR)+/-ss                                              0.33        03/01/2023          6,000,000
       2,000,000  HURLEY NM PCR KENNECOTT SANTA FE (IDR)+/-ss                            0.28        12/01/2015          2,000,000
      12,000,000  ILLINOIS FINANCE AUTHORITY UNIVERSITY OF CHICAGO (COLLEGE &
                  UNIVERSITY REVENUE, BANK OF AMERICA NA LOC)+/-ss                       0.26        07/01/2038         12,000,000
       6,000,000  INDIANAPOLIS IN LOCAL PUBLIC IMPROVEMENT BOND BANK (OTHER
                  REVENUE, FSA INSURED)+/-ss                                             0.27        01/01/2036          6,000,000
      17,290,000  IOWA FINANCIAL AUTHORITY SFMR (HOUSING REVENUE, GNMA
                  INSURED)+/-ss                                                          0.32        01/01/2039         17,290,000
      65,000,000  KENTUCKY INCORPORATED PUBLIC ENERGY AUTHORITY SERIES A (OTHER
                  REVENUE, SOCIETE GENERALE LOC)+/-ss                                    0.75        08/01/2016         65,000,000
       1,959,000  KING COUNTY WA HOUSING AUTHORITY SERIES A (HOUSING REVENUE,
                  FHLMC INSURED)+/-ss                                                    0.30        07/01/2035          1,959,000
       9,400,000  LANCASTER COUNTY PA HOSPITAL AUTHORITY HEALTH SYSTEM
                  LANCASTER GENERAL HOSPITAL (HOSPITAL REVENUE, BANK OF AMERICA
                  NA LOC)+/-ss                                                           0.32        07/01/2041          9,400,000
       5,000,000  LOMA LINDA CA LOMA LINDA UNIVERSITY SERIES B (HCFR, BANK OF
                  AMERICA NA LOC)+/-ss                                                   0.29        12/01/2037          5,000,000
       4,000,000  LOS ANGELES CA POWER SYSTEM SUBSERIES A3 (POWER REVENUE,
                  LLOYDS TSB BANK PLC SPA)+/-ss                                          0.22        07/01/2035          4,000,000
       8,000,000  MASSACHUSETTS DEPARTMENT OF TRANSPORTATION CONTACT ASSISTANCE
                  A6 (HIGHWAY REVENUE, GO OF COMMONWEALTH)+/-ss                          0.27        01/01/2029          8,000,000
       6,000,000  MASSACHUSETTS DEPARTMENT OF TRANSPORTATION CONTRACT
                  ASSISTANCE A4 (HIGHWAY REVENUE, GO OF COMMONWEALTH)+/-ss               0.25        01/01/2039          6,000,000
      10,000,000  MASSACHUSETTS DEPARTMENT OF TRANSPORTATION CONTRACT
                  ASSISTANCE A7 (HIGHWAY REVENUE, GO OF COMMONWEALTH)+/-ss               0.27        01/01/2029         10,000,000
      11,000,000  MASSACHUSETTS HEFA BOSTON UNIVERSITY SERIES N (COLLEGE &
                  UNIVERSITY REVENUE, BANK OF AMERICA NA LOC)+/-ss                       0.29        10/01/2034         11,000,000
       5,000,000  MASSACHUSETTS STATE HEALTH &  EDUCATIONAL FACILITIES
                  AUTHORITY TUFTS UNIVERSITY SERIES N-1 (HOSPITAL REVENUE,
                  JPMORGAN CHASE BANK LOC)+/-ss                                          0.24        08/15/2040          5,000,000
      21,000,000  MASSACHUSETTS STATE HEFA CHILDREN'S HOSPITAL SERIES N-3
                  (HOSPITAL REVENUE, JPMORGAN CHASE BANK LOC)+/-ss                       0.27        10/01/2048         21,000,000
      11,000,000  MASSACHUSETTS STATE HEFA SOUTHCOAST HEALTH OBLIGATION SERIES
                  D (HOSPITAL REVENUE, JPMORGAN CHASE BANK LOC)+/-ss                     0.26        10/01/2049         11,000,000
       8,435,000  MASSACHUSETTS WATER RESOURCES AUTHORITY SERIES E (WATER
                  REVENUE, GO OF AUTHORITY)+/-ss                                         0.20        08/01/2037          8,435,000
      13,000,000  METROPOLITAN WASHINGTON DC AIRPORTS AUTHORITY SUBSERIES D-1
                  (AIRPORT REVENUE, BANK OF AMERICA NA LOC)+/-ss                         0.28        10/01/2039         13,000,000
       4,000,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS
                  REVENUE SERIES C (WATER REVENUE, WACHOVIA BANK SPA)(q)+/-ss            0.23        07/01/2027          4,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)

PRIME INVESTMENT MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE  MATURITY DATE         VALUE
----------------  ----------------------------------------------------------------  -------------  -------------  -----------------
MUNICIPAL BONDS & NOTES (continued)
$     15,000,000  MINNEAPOLIS & ST. PAUL MN HOUSING & RDA CHILDREN'S HOSPITALS
                  CLINICS SERIES A (OTHER REVENUE, FIRST SECURITY BANK LOC)+/-ss         0.31%       08/15/2037   $     15,000,000
       9,105,000  MINNESOTA STATE HFA RESIDENTIAL HOUSING SERIES E (HOUSING
                  REVENUE, GO OF AUTHORITY)+/-ss                                         0.35        07/01/2038          9,105,000
      11,600,000  MINNESOTA STATE HFA RESIDENTIAL HOUSING SERIES T (HOUSING
                  REVENUE, GO OF AUTHORITY)+/-ss                                         0.35        07/01/2048         11,600,000
      18,935,000  MISSISSIPPI STATE TAXABLE NISSAN PROJECT A (OTHER REVENUE,
                  BANK OF AMERICA NA LOC)+/-ss                                           0.33        11/01/2028         18,934,198
      10,000,000  MOBILE AL INFIRMARY HEALTH SYSTEM SPECIAL CARE FACILITIES
                  SERIES A (HFFA REVENUE, BANK OF NOVA SCOTIA LOC)+/-ss                  0.27        02/01/2040         10,000,000
       3,000,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY FACILITIES
                  CONSTRUCTION SERIES R1 (OTHER REVENUE, BANK OF NOVA SCOTIA
                  LOC)+/-ss                                                              0.24        09/01/2031          3,000,000
      17,000,000  NEW JERSEY HEALTH CARE FACILITIES FINANCING AUTHORITY
                  PRINCETON HEALTHCARE SERIES A (HCFR, BANK OF AMERICA NA LOC)+/-ss      0.27        07/01/2041         17,000,000
       6,000,000  NEW JERSEY STATE TURNPIKE AUTHORITY SERIES D (TOLLS ROAD
                  REVENUE, NATL-RE INSURED, SOCIETE GENERALE LOC)+/-ss                   0.33        01/01/2018          6,000,000
       9,000,000  NEW YORK CITY MUNICIPAL WATER FINANCE AUTHORITY (WATER &
                  SEWER REVENUE, BANK OF NOVA SCOTIA LOC)+/-ss                           0.25        06/15/2038          9,000,000
       8,000,000  NEW YORK CITY MUNICIPAL WATER FINANCE AUTHORITY (WATER &
                  WASTEWATER AUTHORITY REVENUE, FORTIS BANQUE LOC)+/-ss                  0.22        06/15/2034          8,000,000
      26,998,000  NEW YORK CITY MUNICIPAL WATER FINANCE AUTHORITY SUBSERIES B-1
                  (WATER & SEWER REVENUE, JPMORGAN CHASE BANK LOC)+/-ss                  0.27        06/15/2024         26,998,000
       9,000,000  NEW YORK CITY MUNICIPAL WATER FINANCE VARIOUS SUBORDINATED
                  SERIES B3 (WATER REVENUE, BANK OF AMERICA NA LOC)+/-ss                 0.25        06/15/2025          9,000,000
       5,000,000  NEW YORK METROPOLITAN TRANSPORTATION AUTHORITY
                  (TRANSPORTATION REVENUE, FIRST SECURITY BANK LOC)+/-ss                 0.31        11/15/2025          5,000,000
      50,000,000  NEW YORK NY CITY INDUSTRIAL DEVELOPMENT AGENCY ONE BRYANT
                  PARK LLC (IDR, BANK OF AMERICA NA & CITIBANK NA LOC)+/-ss              0.28        11/01/2039         50,000,000
       6,000,000  NEW YORK NY CITY SERIES H1 (GO - LOCAL, BANK OF NEW YORK
                  LOC)+/-ss                                                              0.28        03/01/2034          6,000,000
      21,675,000  NEW YORK NY CITY TRANSITIONAL FINANCE AUTHORITY SERIES 3
                  SUBSERIES 3C   (SALES TAX REVENUE, SPA DEXIA SA+/-ss                   0.35        11/01/2022         21,675,000
       8,000,000  NEW YORK NY IDA SERIES B (IDR, BANK OF AMERICA NA LOC)+/-ss            0.25        11/01/2039          8,000,000
       9,000,000  NEW YORK NY SERIES E SUBSERIES E-2 (PROPERTY TAX REVENUE,
                  BANK OF AMERICA NA LOC)+/-ss                                           0.25        08/01/2034          9,000,000
       4,000,000  NEW YORK NY SERIES L5 (PROPERTY TAX REVENUE, SPA DEXIA SA)+/-ss        0.28        04/01/2035          4,000,000
       5,000,000  NEW YORK NY SUBSERIES C-4   (PROPERTY TAX REVENUE, BNP
                  PARIBAS LOC)+/-ss                                                      0.25        08/01/2020          5,000,000
       5,000,000  NEWPORT BEACH CA HOAG MEMORIAL HOSPITAL SERIES D (HCFR, BANK
                  OF AMERICA NA LOC)+/-ss                                                0.25        12/01/2040          5,000,000
      11,000,000  NEWPORT BEACH CA HOAG MEMORIAL HOSPITAL SERIES F (HEALTH,
                  HOSPITAL & NURSING HOME REVENUE, BANK OF AMERICA NA LOC)+/-ss          0.26        12/01/2040         11,000,000
       7,000,000  NORTH TEXAS TOLLWAY AUTHORITY (OTHER REVENUE, JPMORGAN CHASE
                  BANK LOC)+/-ss                                                         0.27        01/01/2049          7,000,000
       5,000,000  PENNSYLVANIA HOUSING FINANCE AGENCY SERIES 85C (SFMR, FNMA
                  INSURED)+/-ss                                                          0.33        10/01/2035          5,000,000
       3,000,000  PHILADELPHIA PA SCHOOL DISTRICT SUBSERIES A2 (PROPERTY TAX
                  REVENUE, STATE AID WITHHOLDING)+/-ss                                   0.27        09/01/2030          3,000,000
       2,500,000  PLAQUEMINES PARISH LA ENVIRONMENTAL REVENUE BP EXPLORATION &
                  OIL INCORPORATED PROJECT (PCR)+/-ss                                    0.30        10/01/2024          2,500,000
      27,000,000  PORT ARTHUR TX NAVAL DISTRICT ENVIRONMENTAL FACILITIES MOTIVA
                  ENTERPRISES A (RESOURCE RECOVERY REVENUE)+/-ss                         0.28        12/01/2039         27,000,000
       3,000,000  PORT ARTHUR TX NAVAL DISTRICT ENVIRONMENTAL FACILITIES MOTIVA
                  ENTERPRISES SERIES A  (OTHER REVENUE)+/-ss                             0.28        06/01/2040          3,000,000
       5,650,000  PORT ARTHUR TX NAVAL DISTRICT ENVIRONMENTAL FACILITIES MOTIVA
                  ENTERPRISES SERIES B (OTHER REVENUE)+/-ss                              0.28        06/01/2040          5,650,000
       6,000,000  PUTNAM COUNTY GA DEVELOPMENT AUTHORITY POLLUTION CONTROL
                  (IDR)+/-ss                                                             0.23        04/01/2032          6,000,000
       6,945,000  RENO NV SALES TAX REVENUE VARIOUS REFUNDING SENIOR LIEN-RENO
                  TRANSPORTATION RAIL ACCESS CORRIDOR PROJECT (SALES TAX
                  REVENUE, BANK OF NEW YORK LOC)+/-ss                                    0.28        06/01/2042          6,945,000
       3,000,000  ROSEVILLE CA COP SERIES A (ELECTRIC REVENUE, BANK OF NEW YORK
                  LOC)+/-ss                                                              0.24        02/01/2035          3,000,000
      16,426,000  SAN DIEGO COUNTY CA REGIONAL TRANSPORTATION COMMUNITY LIMITED
                  TAX SERIES C (SALES TAX REVENUE, DEXIA CREDIT LOCAL DE FRANCE
                  LOC)+/-ss                                                              0.32        04/01/2038         16,426,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)

PRIME INVESTMENT MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE  MATURITY DATE         VALUE
----------------  ----------------------------------------------------------------  -------------  -------------  -----------------
MUNICIPAL BONDS & NOTES (continued)
$      1,000,000  SAN FRANCISCO CA CITY & COUNTY SERIES B-001 (OTHER REVENUE,
                  MORGAN STANLEY LIQ.)+/-ss                                              0.40%       11/01/2041   $      1,000,000
      11,000,000  SAN JOSE CA FINANCING AUTHORITY TAXABLE LAND SERIES F (OTHER
                  REVENUE, BANK OF AMERICA NA LOC)+/-ss                                  0.35        06/01/2034         11,000,000
      10,800,000  SOUTH DAKOTA STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                  AVERA HEALTH SUBSERIES A1 (OTHER REVENUE, US BANK NA LOC)+/-ss         0.29        07/01/2038         10,800,000
      28,500,000  SOUTHEAST ALABAMA GAS DISTRICT ALABAMA REVENUE SUPPLY PROJECT
                  SERIES A (IDR, SOCIETE GENERALE SPA)+/-ss                              0.30        08/01/2027         28,500,000
       3,000,000  TEXAS STATE TAXABLE PRODUCT DEVELOPMENT PROGRAM SERIES A
                  (OTHER REVENUE, NATIONAL AUSTRALIA BANK SPA)+/-ss                      0.35        06/01/2045          3,000,000
       6,000,000  UTAH TRANSPORTATION AUTHORITY SALES TAX SUBSERIES B (SALES
                  TAX REVENUE, FORTIS BANK NA LOC)+/-ss                                  0.27        06/15/2036          6,000,000
       9,000,000  VALDEZ AK MARINE TERMINAL REVENUE BP PIPELINES INCORPORATED
                  PROJECT SERIES A   (IDR)+/-ss                                          0.28        06/01/2037          9,000,000
       4,000,000  VALDEZ AK MARINE TERMINAL REVENUE BP PIPELINES INCORPORATED
                  PROJECT SERIES B (IDR, BP PLC LOC)+/-ss                                0.28        07/01/2037          4,000,000
       1,260,000  WAYNE COUNTY MI AIRPORT AUTHORITY SERIES F (AIRPORT REVENUE,
                  JPMORGAN CHASE BANK LOC)+/-ss                                          0.31        12/01/2016          1,260,000
       6,930,000  WEST VIRGINIA STATE HOSPITAL FINANCE AUTHORITY UNITED HEALTH
                  SYSTEMS SERIES A (HOSPITAL REVENUE, BANK OF AMERICA NA LOC)+/-ss       0.28        06/01/2041          6,930,000
TOTAL MUNICIPAL BONDS & NOTES (COST $1,023,172,698)                                                                  1,023,172,698
                                                                                                                  ================
REPURCHASE AGREEMENTS(z): 18.78%
     329,000,000  BANK OF AMERICA SECURITIES LLC, DATED 5/28/2010, MATURING
                  6/01/2010, MATURITY VALUE $329,007,211 (1)                             0.20        06/01/2010        329,000,000
      10,000,000  BANK OF AMERICA SECURITIES LLC, DATED 5/28/2010, MATURING
                  6/01/2010, MATURITY VALUE $10,000,351 (2)                              0.32        06/01/2010         10,000,000
      14,000,000  BARCLAYS CAPITAL INCORPORATED, DATED 5/28/2010, MATURING
                  6/01/2010, MATURITY VALUE $14,000,491 (3)                              0.32        06/01/2010         14,000,000
     440,000,000  BARCLAYS CAPITAL INCORPORATED, DATED 5/28/2010, MATURING
                  6/01/2010, MATURITY VALUE $440,009,644 (4)                             0.20        06/01/2010        440,000,000
      80,000,000  BARCLAYS CAPITAL INCORPORATED, DATED 5/28/2010, MATURING
                  6/01/2010, MATURITY VALUE $80,002,016 (5)                              0.23        06/01/2010         80,000,000
     232,000,000  BNP PARIBAS SECURITIES CORPORATION, DATED 5/28/2010, MATURING
                  6/01/2010, MATURITY VALUE $232,005,339 (6)                             0.21        06/01/2010        232,000,000
     220,000,000  CITIGROUP GLOBAL MARKETS, DATED 5/28/2010, MATURING
                  6/01/2010, MATURITY VALUE $220,005,063 (7)                             0.21        06/01/2010        220,000,000
      43,650,000  CITIGROUP GLOBAL MARKETS, DATED 5/28/2010, MATURING
                  6/01/2010, MATURITY VALUE $43,651,005 (8)                              0.21        06/01/2010         43,650,000
     135,000,000  GOLDMAN SACHS & COMPANY, DATED 5/28/2010, MATURING 6/01/2010,
                  MATURITY VALUE $135,002,959 (9)                                        0.20        06/01/2010        135,000,000
     232,000,000  JPMORGAN SECURITIES, DATED 5/28/2010, MATURING 6/01/2010,
                  MATURITY VALUE $232,005,339 (10)                                       0.21        06/01/2010        232,000,000
     220,000,000  RBS SECURITIES INCORPORATED, DATED 5/28/2010, MATURING
                  6/01/2010, MATURITY VALUE $220,005,063 (11)                            0.21        06/01/2010        220,000,000
TOTAL REPURCHASE AGREEMENTS (COST $1,955,650,000)                                                                    1,955,650,000
                                                                                                                  ================
SECURED MASTER NOTE AGREEMENT: 2.39%
     171,509,000  BANK OF AMERICA SECURITIES LLC+/-ss                                    0.37        09/09/2034        171,509,000
      77,589,000  CITIGROUP GLOBAL MARKETS INCORPORATED+/-ss                             0.72        09/09/2049         77,589,000
TOTAL SECURED MASTER NOTE AGREEMENT (COST $249,098,000)                                                                249,098,000
                                                                                                                  ================
TIME DEPOSITS: 15.43%
      99,000,000  ABN AMRO BANK NV                                                       0.27        06/01/2010         99,000,000
      32,000,000  ALLIED IRISH BANKS PLC                                                 0.55        06/03/2010         32,000,000
      78,000,000  ALLIED IRISH BANKS PLC                                                 0.55        06/04/2010         78,000,000
      70,000,000  BANK OF IRELAND                                                        0.50        06/01/2010         70,000,000
      51,000,000  BANK OF IRELAND                                                        0.55        06/03/2010         51,000,000
      75,000,000  BANK OF NOVA SCOTIA LONDON                                             0.25        06/01/2010         75,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)

PRIME INVESTMENT MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE  MATURITY DATE         VALUE
----------------  ----------------------------------------------------------------  -------------  -------------  -----------------
TIME DEPOSITS (continued)
$     44,000,000  BNP PARIBAS PARIS                                                      0.26%       06/01/2010   $     44,000,000
      15,000,000  COMMERZBANK GRAND CAYMAN                                               0.22        06/01/2010         15,000,000
      46,000,000  CREDIT AGRICOLE                                                        0.25        06/01/2010         46,000,000
      43,000,000  DANSKE BANK A/S COPENHAGEN                                             0.30        06/02/2010         43,000,000
      82,000,000  DANSKE BANK A/S COPENHAGEN                                             0.35        06/01/2010         82,000,000
     105,000,000  DEUTSCHE BANK CAYMAN                                                   0.22        06/01/2010        105,000,000
      15,000,000  DEXIA BANK SA BRUSSELS                                                 0.40        06/03/2010         15,000,000
     105,000,000  DNB NOR BANK ASA                                                       0.24        06/01/2010        105,000,000
      60,000,000  DZ BANK AG                                                             0.22        06/01/2010         60,000,000
      75,000,000  FORTIS BANK NV SA                                                      0.32        06/01/2010         75,000,000
      15,000,000  FORTIS BANK NV SA                                                      0.38        06/01/2010         15,000,000
      18,000,000  FORTIS BANK NV SA                                                      0.38        06/02/2010         18,000,000
      54,000,000  GROUPE BPCE                                                            0.28        06/01/2010         54,000,000
      84,000,000  INTESA SANPAOLO SPA                                                    0.36        06/02/2010         84,000,000
     114,000,000  KBC BANK NV BRUSSELS                                                   0.23        06/01/2010        114,000,000
      37,000,000  NATIXIS CAYMAN ISLANDS                                                 0.40        06/01/2010         37,000,000
     106,000,000  NRW BANK                                                               0.27        06/01/2010        106,000,000
      37,000,000  SOCIETE GENERALE PARIS                                                 0.35        06/01/2010         37,000,000
     146,000,000  UBS AG CAYMAN ISLANDS                                                  0.30        06/02/2010        146,000,000
TOTAL TIME DEPOSITS (COST $1,606,000,000)                                                                            1,606,000,000
                                                                                                                  ----------------
US TREASURY SECURITIES: 0.86%
      90,000,000  US TREASURY BILL##                                                     0.23        11/18/2010         89,906,044
TOTAL US TREASURY SECURITIES (COST $89,906,044)                                                                         89,906,044
                                                                                                                  ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $10,600,747,164)*                                                    101.82%                                  10,600,747,164
OTHER ASSETS AND LIABILITIES, NET                                           (1.82)                                    (189,000,683)
                                                                           ------                                 ----------------
TOTAL NET ASSETS                                                           100.00%                                $ 10,411,746,481
                                                                           ======                                 ----------------

(q)  CREDIT ENHANCEMENT IS PROVIDED BY AN AFFILIATE.

+/-  VARIABLE RATE INVESTMENTS.

##   ZERO COUPON SECURITY. RATE REPRESENTS YIELD TO MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(p)  ASSET-BACKED COMMERCIAL PAPER.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(i)  ILLIQUID SECURITY.

(z)  COLLATERALIZED BY:

(1) U.S. GOVERNMENT SECURITY, 5.50%, 6/1/2038, MARKET VALUE INCLUDING ACCRUED INTEREST IS $338,870,000. U.S. GOVERNMENT SECURITIES, 0.00% TO 0.35%, 6/7/2010 TO 6/11/2010, MARKET VALUE INCLUDING ACCRUED

(2) INTEREST IS $10,200,000. U.S. GOVERNMENT SECURITIES, 0.00%, 6/3/2010 TO 2/3/2012, MARKET VALUE INCLUDING ACCRUED INTEREST

(3)  IS $14,280,000. U.S. GOVERNMENT SECURITIES, 0.00% TO 7.00%, 6/25/2010 TO
     3/20/2059, MARKET VALUE INCLUDING ACCRUED

(4) INTEREST IS $446,636,538. U.S. GOVERNMENT SECURITIES, 2.90% TO 6.00%, 4/1/2018 TO 5/1/2040, MARKET VALUE INCLUDING ACCRUED

(5) INTEREST IS $82,400,000. U.S. GOVERNMENT SECURITIES, 0.00% TO 6.50%, 8/1/2021 TO 5/1/2040, MARKET VALUE INCLUDING ACCRUED

(6) INTEREST IS $238,960,000. U.S. GOVERNMENT SECURITIES, 0.00% TO 5.50%, 5/1/2025 TO 2/20/2040, MARKET VALUE INCLUDING ACCRUED

(7) INTEREST IS $226,600,000. U.S. GOVERNMENT SECURITIES, 0.00% TO 2.50%, 10/7/2010 TO 7/15/2016, MARKET VALUE INCLUDING ACCRUED

(8) INTEREST IS $44,523,016. U.S. GOVERNMENT SECURITIES, 4.00% TO 7.00%, 9/20/2033 TO 5/20/2040, MARKET VALUE INCLUDING ACCRUED

(9) INTEREST IS $139,050,000. U.S. GOVERNMENT SECURITIES, 4.00% TO 11.50%, 4/15/2013 TO 12/15/2050, MARKET VALUE INCLUDING

(10) ACCRUED INTEREST IS $238,961,202.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)

PRIME INVESTMENT MONEY MARKET FUND

     U.S. GOVERNMENT SECURITIES, 0.00% TO 2.50%, 4/27/2011 TO 5/1/2040, MARKET VALUE INCLUDING ACCRUED

(11) INTEREST IS $225,658,256.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDSPORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)

TREASURY PLUS MONEY MARKET FUND

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE  MATURITY DATE        VALUE
----------------  ---------------------------------------------------------------  -------------  -------------  -----------------
US TREASURY SECURITIES: 7.77%
US TREASURY BILLS: 4.83%
$     60,000,000  US TREASURY BILL##                                                   0.09%        06/03/2010 $        59,999,567
     250,000,000  US TREASURY BILL##                                                   0.18         08/12/2010         249,910,000
      30,000,000  US TREASURY BILL##                                                   0.19         08/26/2010          29,986,025
      30,000,000  US TREASURY BILL##                                                   0.19         09/02/2010          29,985,275
                                                                                                                       369,880,867
                                                                                                                 -----------------
US TREASURY NOTES: 2.94%
     100,000,000  US TREASURY NOTE                                                     2.88         06/30/2010         100,207,815
     125,000,000  US TREASURY NOTE                                                     3.88         07/15/2010         125,545,466
                                                                                                                       225,753,281
TOTAL US TREASURY SECURITIES (COST $595,634,148)                                                                       595,634,148
                                                                                                                 =================
REPURCHASE AGREEMENTS(z): 92.20%
      75,000,000  BANK OF AMERICA SECURITIES LLC, DATED 5/28/2010, MATURING
                  6/01/2010, MATURITY VALUE $75,001,479 (1)                            0.18         06/01/2010          75,000,000
     145,000,000  BARCLAYS CAPITAL INCORPORATED, DATED 5/28/2010, MATURING
                  6/01/2010, MATURITY VALUE $145,003,973  (2)                          0.20         06/02/2010         145,000,000
     999,000,000  BARCLAYS CAPITAL INCORPORATED, DATED 5/28/2010, MATURING
                  6/02/2010, MATURITY VALUE $999,020,801 (3)                           0.19         06/01/2010         999,000,000
   1,207,340,000  BNP PARIBAS SECURITIES, DATED 5/28/2010, MATURING 6/01/2010,
                  MATURITY VALUE $1,207,366,462 (4)                                    0.20         06/01/2010       1,207,340,000
     571,000,000  CREDIT SUISSE SECURITIES, DATED 5/28/2010, MATURING
                  6/01/2010, MATURITY VALUE $571,014,862 (5)                           0.19         06/01/2010         571,000,000
     145,000,000  CREDIT SUISSE SECURITIES, DATED 5/28/2010, MATURING
                  6/02/2010, MATURITY VALUE $145,003,178 (6)                           0.20         06/02/2010         145,000,000
     906,000,000  DEUTSCHE BANK SECURITIES, DATED 5/28/2010, MATURING
                  6/01/2010, MATURITY VALUE $906,018,865 (7)                           0.19         06/01/2010         906,000,000
     100,000,000  GOLDMAN SACHS & COMPANY,  DATED 5/28/2010, MATURING
                  6/01/2010, MATURITY VALUE $100,001,205 (8)                           0.11         06/01/2010         100,000,000
     742,000,000  HSBC USA INCOPORATED, DATED 5/31/2010, MATURING 6/01/2010,
                  MATURITY VALUE $742,003,862 (9)                                      0.19         06/01/2010         742,000,000
     280,000,000  JPMORGAN SECURITIES, DATED 5/28/2010, MATURING 6/01/2010,
                  MATURITY VALUE $280,005,523 (10)                                     0.18         06/01/2010         280,000,000
     571,000,000  JPMORGAN SECURITIES, DATED 5/28/2010, MATURING 6/01/2010,
                  MATURITY VALUE $571,011,889 (11)                                     0.19         06/01/2010         571,000,000
     100,000,000  MORGAN STANLEY & COMPANY, DATED 5/28/2010, MATURING
                  6/01/2010, MATURITY VALUE $100,001,863 (12)                          0.17         06/01/2010         100,000,000
     999,000,000  RBS SECURITIES INCORPORATED, DATED 5/31/2010, MATURING
                  6/01/2010, MATURITY VALUE $999,005,474 (13)                          0.20         06/01/2010         999,000,000
     228,000,000  UBS SECURITIES LLC, DATED 5/31/2010, MATURING 6/01/2010,
                  MATURITY VALUE $228,001,187 (14)                                     0.19         06/01/2010         228,000,000
TOTAL REPURCHASE AGREEMENTS (COST $7,068,340,000)                                                                    7,068,340,000
                                                                                                                 =================
TOTAL INVESTMENTS IN SECURITIES
   (COST $7,663,974,148)*                                                   99.97%                                   7,663,974,148
OTHER ASSETS AND LIABILITIES, NET                                            0.03                                        1,990,099
                                                                           ------                                -----------------
TOTAL NET ASSETS                                                           100.00%                               $   7,665,964,247
                                                                           ======                                =================

##   ZERO COUPON SECURITY. RATE REPRESENTS YIELD TO MATURITY.

(z)  COLLATERALIZED BY:

(1)  U.S. GOVERNMENT SECURITIES, 2.50% TO 3.00%, 3/31/2015 TO 8/31/2016, MARKET
     VALUE INCLUDING ACCRUED INTEREST IS $76,500,030.

(2) U.S. GOVERNMENT SECURITY, 3.375%, 11/15/2019, MARKET VALUE INCLUDING ACCRUED INTEREST IS $147,900,025.

(3)  U.S. GOVERNMENT SECURITIES, 0.875% TO 7.875%, 2/29/2012 TO 8/15/2025,
     MARKET VALUE INCLUDING ACCRUED INTEREST IS $1,018,980,074.

(4)  U.S. GOVERNMENT SECURITIES, 0.75% TO 4.25%, 4/30/2011 TO 8/15/2019, MARKET
     VALUE INCLUDING ACCRUED INTEREST IS $1,231,486,835.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDSPORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)

TREASURY PLUS MONEY MARKET FUND

(5)  U.S. GOVERNMENT SECURITIES, 1.375% TO 8.125%, 2/15/2013 TO 8/15/2019,
     MARKET VALUE INCLUDING ACCRUED INTEREST IS $584,764,060.

(6)  U.S. GOVERNMENT SECURITIES, 1.375% TO 8.125%, 2/15/2013 TO 8/15/2019,
     MARKET VALUE INCLUDING ACCRUED INTEREST IS $148,495,252.

(7)  U.S. GOVERNMENT SECURITIES, 0.00% TO 4.75%, 7/22/2010 TO 5/15/2018, MARKET
     VALUE INCLUDING ACCRUED INTEREST IS $924,120,003.

(8) U.S. GOVERNMENT SECURITY, 8.875%, 2/15/2019, MARKET VALUE INCLUDING ACCRUED INTEREST IS $102,000,141.

(9)  U.S. GOVERNMENT SECURITIES, 0.00% TO 8.875%, 7/15/2010 TO 2/15/2037, MARKET
     VALUE INCLUDING ACCRUED INTEREST IS $756,843,350.

(10) U.S. GOVERNMENT SECURITIES, 1.00% TO 4.375%, 8/31/2011 TO 11/15/2039,
     MARKET VALUE INCLUDING ACCRUED INTEREST IS $285,600,832.

(11) U.S. GOVERNMENT SECURITIES, 1.00% TO 4.375%, 8/31/2011 TO 11/15/2039,
     MARKET VALUE INCLUDING ACCRUED INTEREST IS $582,421,697.

(12) U.S. GOVERNMENT SECURITIES, 2.00% TO 2.375%, 1/15/2026 TO 1/15/2027, MARKET
     VALUE INCLUDING ACCRUED INTEREST IS $102,000,030.

(13) U.S. GOVERNMENT SECURITIES, 0.625% TO 3.875%, 1/15/2012 TO 2/15/2040,
     MARKET VALUE INCLUDING ACCRUED INTEREST IS $1,018,985,577.

(14) U.S. GOVERNMENT SECURITIES, 0.00%, 7/22/2010 TO 4/7/2011, MARKET VALUE INCLUDING ACCRUED INTEREST IS $232,561,243.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE RETAIL & INSTITUTIONAL MONEY MARKET FUNDS

NOTES TO PORTFOLIOS OF INVESTMENTS

The Funds' portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the Funds' shareholders. For more information regarding the Funds and their holdings, please see the Funds' most recent prospectus and annual report.

SECURITY VALUATION

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

REPURCHASE AGREEMENTS

The Funds may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights

FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund's investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2010, all of the Funds' investments in securities carried at fair value were designated as Level 2 inputs.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                               MONEY MARKET FUND
                                                                COMMERCIAL PAPER
                                                               -----------------
BALANCE AS OF FEBRUARY 28, 2010                                  $ 24,054,974
   Accrued discounts (premiums)                                             0
   Realized gains (loss)                                          (12,920,449)
   Change in unrealized appreciation (depreciation)                15,379,410
   Net purchases (sales)                                          (26,513,935)
   Net transfer in (out) of Level 3                                         0
                                                                 ------------
BALANCE AS OF MAY 31, 2010                                       $          0
                                                                 ------------
Change in unrealized appreciation (depreciation) relating to
   securities held at the end of reporting period                $          0
                                                                 ------------

WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)

OVERLAND EXPRESS SWEEP FUND

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE  MATURITY DATE        VALUE
----------------  ----------------------------------------------------------------  -------------  -------------  ----------------
AGENCY NOTES: 0.36%
$      4,000,000  FHLMC+/-                                                               0.20%       02/02/2012   $      3,994,610
       1,000,000  FNMA+/-                                                                0.19        07/13/2010            999,931
TOTAL AGENCY NOTES (COST $4,994,541)                                                                                     4,994,541
                                                                                                                  ================
BANKERS ACCEPTANCE NOTES: 0.14%
       2,000,000  BANK OF AMERICA NA##                                                   0.29        07/07/2010          1,999,400
TOTAL BANKERS ACCEPTANCE NOTES (COST $1,999,400)                                                                         1,999,400
                                                                                                                  ================
CERTIFICATES OF DEPOSIT: 6.15%
       5,000,000  ABBEY NATIONAL TREASURY SERVICES+/-                                    0.34        12/10/2010          5,000,000
      10,000,000  ABBEY NATIONAL TREASURY SERVICES+/-                                    0.37        02/14/2011         10,000,000
       5,000,000  BARCLAYS BANK PLC (NEW YORK)+/-                                        1.00        06/24/2010          5,000,000
      10,000,000  BARCLAYS BANK PLC (NEW YORK)+/-                                        0.59        01/19/2011         10,000,000
       4,000,000  BARCLAYS BANK PLC (NEW YORK)+/-                                        0.66        04/29/2011          4,000,000
       8,000,000  CALYON (NEW YORK)                                                      0.25        06/02/2010          8,000,000
      10,000,000  LLOYDS TSB BANK PLC (NEW YORK)+/-                                      0.57        07/26/2010         10,000,000
       5,000,000  LLOYDS TSB BANK PLC (NEW YORK)+/-                                      0.57        11/12/2010          5,000,000
       5,000,000  NATIXIS (NEW YORK)+/-                                                  0.65        02/04/2011          5,000,000
       5,000,000  RABOBANK NEDERLAND NV (NEW YORK)+/-                                    0.34        10/19/2010          5,000,000
       3,000,000  RABOBANK NEDERLAND NV (NEW YORK)+/-                                    0.29        01/07/2011          3,000,000
      10,000,000  ROYAL BANK SCOTLAND PLC (CONNECTICUT)+/-                               0.95        07/16/2010         10,000,000
       5,000,000  SOCIETE GENERALE (NEW YORK)+/-                                         0.65        05/05/2011          5,000,000
TOTAL CERTIFICATES OF DEPOSIT (COST $85,000,000)                                                                        85,000,000
                                                                                                                  ----------------
COMMERCIAL PAPER: 50.74%
       2,000,000  ACTS RETIREMENT-LIFE COMMUNITIES INCORPORATED##                        0.22        06/08/2010          1,999,903
       3,000,000  ALACHUA COUNTY FL SCHOOL DISTRICT                                      0.34        06/01/2010          3,000,000
       3,000,000  ALACHUA COUNTY FL SCHOOL DISTRICT                                      0.34        06/03/2010          3,000,000
       5,000,000  AMSTEL FUNDING CORPORATION##++(p)                                      0.00        06/01/2010          5,000,000
       3,000,000  AMSTEL FUNDING CORPORATION##++(p)                                      0.45        06/10/2010          2,999,625
       8,000,000  AMSTEL FUNDING CORPORATION##++(p)                                      0.51        07/30/2010          7,993,182
       1,000,000  AMSTERDAM FUNDING CORPORATION##++(p)                                   0.27        07/08/2010            999,712
       2,000,000  AMSTERDAM FUNDING CORPORATION##++(p)                                   0.29        07/12/2010          1,999,317
       1,000,000  AMSTERDAM FUNDING CORPORATION##++(p)                                   0.27        07/14/2010            999,666
       2,000,000  AMSTERDAM FUNDING CORPORATION##++(p)                                   0.29        07/19/2010          1,999,200
       1,500,000  AMSTERDAM FUNDING CORPORATION##++(p)                                   0.32        07/21/2010          1,499,313
       3,000,000  AMSTERDAM FUNDING CORPORATION##++(p)                                   0.44        07/27/2010          2,997,900
       3,000,000  AMSTERDAM FUNDING CORPORATION##++(p)                                   0.46        07/29/2010          2,997,728
       3,000,000  ANGLO IRISH BANK CORPORATION LIMITED##++                               0.00        06/01/2010          3,000,000
       2,600,000  ANTALIS US FUNDING CORPORATION##++(p)                                  0.39        06/15/2010          2,599,575
         700,000  ANTALIS US FUNDING CORPORATION##++(p)                                  0.40        06/23/2010            699,820
       3,000,000  ANTALIS US FUNDING CORPORATION##++(p)                                  0.41        06/28/2010          2,999,055
       5,000,000  ANZ NATIONAL (INTERNATIONAL) LIMITED+/-++                              0.49        10/20/2010          5,000,000
       9,000,000  ANZ NATIONAL (INTERNATIONAL) LIMITED+/-++                              0.44        01/11/2011          9,000,000
       1,000,000  ARABELLA FINANCE LLC##++(p)                                            0.44        06/14/2010            999,830
       1,000,000  ARABELLA FINANCE LLC##++(p)                                            0.44        06/15/2010            999,817
       1,000,000  ARABELLA FINANCE LLC##++(p)                                            0.44        06/18/2010            999,783
       1,000,000  ARABELLA FINANCE LLC##++(p)                                            0.49        07/19/2010            999,333
       2,000,000  ARGENTO VARIABLE  FUNDING LLC##++(p)                                   0.30        06/28/2010          1,999,535
       5,000,000  ARGENTO VARIABLE  FUNDING LLC##++(p)                                   0.33        07/26/2010          4,997,403
       2,000,000  ARGENTO VARIABLE  FUNDING LLC##++(p)                                   0.33        07/27/2010          1,998,942
       5,000,000  ASB FINANCE LIMITED (LONDON)+/-++                                      0.83        07/09/2010          5,000,000
       2,000,000  ASB FINANCE LIMITED (LONDON)+/-++                                      0.43        12/08/2010          2,000,108
       4,000,000  ASB FINANCE LIMITED (LONDON)+/-++                                      0.47        12/13/2010          4,000,217
       3,000,000  ASB FINANCE LIMITED (LONDON)+/-++                                      0.40        01/10/2011          3,000,000
       2,000,000  ASB FINANCE LIMITED (LONDON)+/-++                                      0.37        01/12/2011          1,999,938
       2,000,000  ASB FINANCE LIMITED (LONDON)+/-++                                      0.43        04/18/2011          2,000,175
       5,000,000  ATLANTIC ASSET SECURITIZATION CORPORATION##++(p)                       0.39        07/01/2010          4,998,333
       2,000,000  ATLANTIC ASSET SECURITIZATION CORPORATION##++(p)                       0.28        07/09/2010          1,999,388

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)

OVERLAND EXPRESS SWEEP FUND

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE  MATURITY DATE        VALUE
----------------  ----------------------------------------------------------------  -------------  -------------  ----------------
COMMERCIAL PAPER (continued)
$      1,000,000  AUTOBAHN FUNDING COMPANY LLC##++(p)                                    0.40%       06/25/2010   $        999,720
       2,000,000  AUTOBAHN FUNDING COMPANY LLC##++(p)                                    0.27        07/08/2010          1,999,424
       5,000,000  AUTOBAHN FUNDING COMPANY LLC##++(p)                                    0.31        07/14/2010          4,998,089
       4,000,000  BANQUE ET CAISSE##                                                     0.26        07/06/2010          3,998,950
       6,000,000  BANQUE ET CAISSE##                                                     0.27        07/14/2010          5,997,993
       3,000,000  BEETHOVEN FUNDING CORPORATION##++(p)                                   0.28        06/03/2010          2,999,930
       3,000,000  BELMONT FUNDING LLC##++(p)                                             0.24        06/02/2010          2,999,961
      16,000,000  BNP PARIBAS FINANCE INCORPORATED##                                     0.28        07/09/2010         15,995,102
         500,000  BNZ INTERNATIONAL FUNDING LIMITED##++                                  0.25        07/01/2010            499,892
      11,000,000  BNZ INTERNATIONAL FUNDING LIMITED##++                                  0.60        08/26/2010         10,984,233
       4,000,000  BPCE SA##++                                                            0.29        07/06/2010          3,998,833
       2,000,000  BPCE SA##++                                                            0.29        07/14/2010          1,999,283
      19,000,000  CAFCO LLC##++(p)                                                       0.11        06/02/2010         18,999,889
       2,000,000  CAFCO LLC##++(p)                                                       0.28        07/06/2010          1,999,436
       4,000,000  CANCARA ASSET SECURITISATION LLC##++(p)                                0.28        06/21/2010          3,999,356
       2,000,000  CANCARA ASSET SECURITISATION LLC##++(p)                                0.26        07/08/2010          1,999,445
      11,000,000  CANCARA ASSET SECURITISATION LLC##++(p)                                0.30        07/20/2010         10,993,453
       2,000,000  CHARIOT FUNDING LLC##++(p)                                             0.23        06/15/2010          1,999,806
       8,000,000  CHARIOT FUNDING LLC##++(p)                                             0.39        07/15/2010          7,996,089
      11,000,000  CHARTA LLC##++(p)                                                      0.28        06/18/2010         10,998,442
       1,700,000  CHARTA LLC##++(p)                                                      0.27        06/25/2010          1,699,683
       2,000,000  CHARTA LLC##++(p)                                                      0.27        07/06/2010          1,999,456
       6,500,000  CIESCO LLC##++(p)                                                      0.28        07/09/2010          6,498,010
       3,000,000  CITIBANK CREDIT CARD ISSUANCE TRUST##++(p)                             0.19        06/04/2010          2,999,938
       9,000,000  CITIBANK CREDIT CARD ISSUANCE TRUST##++(p)                             0.27        07/06/2010          8,997,550
       6,000,000  CITIBANK CREDIT CARD ISSUANCE TRUST##++(p)                             0.28        07/07/2010          5,998,260
       4,000,000  COMMERZBANK U.S. FINANCE##                                             0.34        06/25/2010          3,999,067
       4,000,000  COMMONWEALTH BANK OF AUSTRALIA##++                                     0.28        07/08/2010          3,998,828
       3,000,000  CONCORD MINUTEMAN CAPITAL COMPANY##++(p)                               0.27        06/03/2010          2,999,933
       1,000,000  CONCORD MINUTEMAN CAPITAL COMPANY##++(p)                               0.44        06/16/2010            999,804
       5,000,000  CONCORD MINUTEMAN CAPITAL COMPANY##++(p)                               0.46        06/23/2010          4,998,549
       2,000,000  CONCORD MINUTEMAN CAPITAL COMPANY##++(p)                               0.46        06/24/2010          1,999,393
       1,000,000  CONCORD MINUTEMAN CAPITAL COMPANY##++(p)                               0.44        07/16/2010            999,438
       2,000,000  CRC FUNDING LLC##++(p)                                                 0.28        07/06/2010          1,999,436
       5,000,000  CRC FUNDING LLC##++(p)                                                 0.28        07/09/2010          4,998,469
      11,000,000  CRC FUNDING LLC##++(p)                                                 0.29        07/12/2010         10,996,242
       1,000,000  CROWN POINT CAPITAL COMPANY##++(p)                                     0.27        06/03/2010            999,978
       1,000,000  CROWN POINT CAPITAL COMPANY##++(p)                                     0.39        06/07/2010            999,925
       2,000,000  CROWN POINT CAPITAL COMPANY##++(p)                                     0.39        06/08/2010          1,999,825
       1,000,000  CROWN POINT CAPITAL COMPANY##++(p)                                     0.40        06/09/2010            999,900
       2,000,000  CROWN POINT CAPITAL COMPANY##++(p)                                     0.41        06/10/2010          1,999,775
       1,000,000  CROWN POINT CAPITAL COMPANY##++(p)                                     0.44        06/16/2010            999,804
       1,000,000  CROWN POINT CAPITAL COMPANY##++(p)                                     0.46        06/24/2010            999,697
      10,000,000  CROWN POINT CAPITAL COMPANY##++(p)                                     0.44        07/09/2010          9,995,250
       4,000,000  DEXIA DELAWARE##                                                       0.00        06/01/2010          4,000,000
       9,000,000  DEXIA DELAWARE##                                                       0.30        06/04/2010          8,999,700
       2,000,000  EBBETS FUNDING LLC##++(p)                                              0.47        06/17/2010          1,999,556
       4,000,000  EBBETS FUNDING LLC##++(p)                                              0.49        06/18/2010          3,999,018
       1,000,000  EBBETS FUNDING LLC##++(p)                                              0.53        06/22/2010            999,679
       1,000,000  ELYSIAN FUNDING LLC##++(p)                                             0.50        06/21/2010            999,711
      16,000,000  ELYSIAN FUNDING LLC##++(p)                                             0.53        06/22/2010         15,995,129
       1,000,000  ERASMUS CAPITAL CORPORATION##++(p)                                     0.17        06/02/2010            999,991
       2,000,000  ERASMUS CAPITAL CORPORATION##++(p)                                     0.32        06/08/2010          1,999,856
         500,000  FAIRWAY FINANCE CORPORATION##++(p)                                     0.25        07/07/2010            499,870
         300,000  FALCON ASSET SECURITIZATION COMPANY LLC##++(p)                         0.23        06/15/2010            299,971
         400,000  FALCON ASSET SECURITIZATION COMPANY LLC##++(p)                         0.24        06/23/2010            399,939
       8,000,000  FALCON ASSET SECURITIZATION COMPANY LLC##++(p)                         0.39        07/15/2010          7,996,089
       2,000,000  GOVCO LLC##++(p)                                                       0.28        07/09/2010          1,999,388
       4,000,000  GRAMPIAN FUNDING LLC##++(p)                                            0.39        06/14/2010          3,999,393
       4,000,000  GRAMPIAN FUNDING LLC##++(p)                                            0.40        06/22/2010          3,999,020
       4,000,000  GRAMPIAN FUNDING LLC##++(p)                                            0.31        07/16/2010          3,998,400
       6,000,000  ICICI BANK LIMITED (BAHRAIN)##                                         0.44        08/04/2010          5,995,200
       3,000,000  INTESA FUNDING LLC##                                                   0.23        06/18/2010          2,999,660

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)

OVERLAND EXPRESS SWEEP FUND

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE  MATURITY DATE        VALUE
----------------  ----------------------------------------------------------------  -------------  -------------  ----------------
COMMERCIAL PAPER (continued)
$      8,000,000  JUPITER SECURITIES COMPANY LLC##++(p)                                  0.39%       07/13/2010   $      7,996,267
       7,000,000  KFW##++                                                                0.25        07/07/2010          6,998,215
       3,000,000  KITTY HAWK FUNDING CORPORATION##++(p)                                  0.24        06/11/2010          2,999,783
       1,000,000  LEGACY CAPITAL COMPANY##++(p)                                          0.45        06/21/2010            999,739
       8,000,000  LEGACY CAPITAL COMPANY##++(p)                                          0.44        07/14/2010          7,995,700
       2,000,000  LEXINGTON PARKER CAPITAL##++(p)                                        0.34        06/04/2010          1,999,925
       2,000,000  LEXINGTON PARKER CAPITAL##++(p)                                        0.39        06/08/2010          1,999,825
       4,000,000  LEXINGTON PARKER CAPITAL##++(p)                                        0.44        07/06/2010          3,998,250
       7,000,000  LEXINGTON PARKER CAPITAL##++(p)                                        0.44        07/16/2010          6,996,063
       1,000,000  LEXINGTON PARKER CAPITAL##++(p)                                        0.44        07/20/2010            999,388
      11,000,000  LIBERTY STREET FUNDING LLC##++(p)                                      0.14        06/03/2010         10,999,872
       3,250,000  LIBERTY STREET FUNDING LLC##++(p)                                      0.27        07/09/2010          3,249,039
       1,000,000  LMA AMERICAS LLC##++(p)                                                0.35        06/14/2010            999,863
       1,000,000  LMA AMERICAS LLC##++(p)                                                0.44        07/19/2010            999,400
       5,700,000  LMA AMERICAS LLC##++(p)                                                0.44        07/20/2010          5,696,509
       4,000,000  LOUIS DREYFUS CORPORATION##                                            0.39        07/30/2010          3,997,378
       6,500,000  MATCHPOINT MASTER TRUST##++(p)                                         0.37        06/29/2010          6,498,079
       1,000,000  MONTGOMERY COUNTY MD+/-                                                0.27        06/02/2010          1,000,000
       1,000,000  MONTGOMERY COUNTY MD+/-                                                0.27        06/03/2010          1,000,000
       2,000,000  MONTGOMERY COUNTY MD+/-                                                0.30        06/22/2010          2,000,000
       1,000,000  MONTGOMERY COUNTY MD+/-                                                0.30        07/02/2010          1,000,000
       2,000,000  NATEXIS BANQUES POPULAIRES##                                           0.32        07/14/2010          1,999,212
      20,000,000  NATIONWIDE BUILDING SOCIETY##++                                        0.65        08/16/2010         19,983,111
       6,000,000  NEWPORT FUNDING CORPORATION##++(p)                                     0.38        06/25/2010          5,998,400
       3,000,000  NIEUW AMSTERDAM RECEIVABLES CORPORATION##++(p)                         0.00        06/01/2010          3,000,000
       1,000,000  OAKLAND-ALAMEDA COUNTY+/-                                              0.34        06/01/2010          1,000,000
       1,000,000  OLD LINE FUNDING LLC##++(p)                                            0.25        07/07/2010            999,740
       1,000,000  OLD LINE FUNDING LLC##++(p)                                            0.26        07/09/2010            999,715
       4,000,000  OLD LINE FUNDING LLC##++(p)                                            0.25        07/15/2010          3,998,728
       2,000,000  PORT OF OAKLAND CALIFORNIA##                                           0.25        06/09/2010          1,999,876
       3,000,000  PRUDENTIAL PLC##++                                                     0.00        06/01/2010          3,000,000
       2,000,000  PRUDENTIAL PLC##++                                                     0.26        06/03/2010          1,999,957
       3,000,000  PRUDENTIAL PLC##++                                                     0.41        06/14/2010          2,999,523
      13,000,000  PRUDENTIAL PLC##++                                                     0.32        07/09/2010         12,995,472
       1,000,000  RHEIN-MAIN SECURITY LIMITED##++(p)                                     0.40        06/14/2010            999,845
       1,000,000  RHEIN-MAIN SECURITY LIMITED##++(p)                                     0.41        06/17/2010            999,809
       1,000,000  RHEIN-MAIN SECURITY LIMITED##++(p)                                     0.44        06/18/2010            999,783
       1,000,000  RHEIN-MAIN SECURITY LIMITED##++(p)                                     0.30        06/25/2010            999,793
       2,000,000  RHEINGOLD SECURIZATION##++(p)                                          0.31        06/15/2010          1,999,743
       2,000,000  RHEINGOLD SECURIZATION##++(p)                                          0.43        06/22/2010          1,999,475
         500,000  RHEINGOLD SECURIZATION##++(p)                                          0.30        06/30/2010            499,875
       4,000,000  RHEINGOLD SECURIZATION##++(p)                                          0.32        07/12/2010          3,998,497
       8,000,000  RHEINGOLD SECURIZATION##++(p)                                          0.32        07/15/2010          7,996,774
       1,000,000  ROMULUS FUNDING CORPORATION##++(p)                                     0.19        06/02/2010            999,990
       1,000,000  ROMULUS FUNDING CORPORATION##++(p)                                     0.48        06/22/2010            999,708
       4,000,000  ROYAL KPN NV##++(p)                                                    0.00        06/01/2010          4,000,000
       4,500,000  ROYAL PARK INVESTMENT FUNDING CORPORATION##++(p)                       0.24        06/25/2010          4,499,250
       1,000,000  ROYAL PARK INVESTMENT FUNDING CORPORATION##++(p)                       0.24        07/06/2010            999,757
       2,000,000  ROYAL PARK INVESTMENT FUNDING CORPORATION##++(p)                       0.25        07/08/2010          1,999,476
       1,000,000  ROYAL PARK INVESTMENT FUNDING CORPORATION##++(p)                       0.28        07/14/2010            999,654
       4,000,000  ROYAL PARK INVESTMENT FUNDING CORPORATION##++(p)                       0.29        07/16/2010          3,998,500
      15,000,000  SALISBURY RECEIVABLES COMPANY##++(p)                                   0.23        06/11/2010         14,998,958
       1,000,000  SALISBURY RECEIVABLES COMPANY##++(p)                                   0.40        07/12/2010            999,533
       5,000,000  SANTANDER CENTRAL HISPANO FINANCE (DELAWARE) INCORPORATED##            0.56        06/15/2010          4,998,833
       1,000,000  SCALDIS CAPITAL LLC##++(p)                                             0.33        06/09/2010            999,918
       4,000,000  SCALDIS CAPITAL LLC##++(p)                                             0.34        06/11/2010          3,999,583
       2,000,000  SCALDIS CAPITAL LLC##++(p)                                             0.39        06/17/2010          1,999,636
       1,000,000  SCALDIS CAPITAL LLC##++(p)                                             0.29        07/13/2010            999,650
       1,000,000  SCALDIS CAPITAL LLC##++(p)                                             0.44        07/21/2010            999,375
       5,000,000  SHEFFIELD RECEIVABLES CORPORATION##++(p)                               0.27        07/08/2010          4,998,561
       3,000,000  SHEFFIELD RECEIVABLES CORPORATION##++(p)                               0.27        07/09/2010          2,999,113
      11,000,000  SOCIETE GENERALE NA##                                                  0.29        07/30/2010         10,994,772
       3,000,000  SOLITAIRE FUNDING LLC##++(p)                                           0.30        07/16/2010          2,998,838

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)

OVERLAND EXPRESS SWEEP FUND

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE  MATURITY DATE        VALUE
----------------  ----------------------------------------------------------------  -------------  -------------  ----------------
COMMERCIAL PAPER (continued)
$        400,000  SURREY FUNDING CORPORATION##++(p)                                      0.25%       06/17/2010   $        399,954
         300,000  SURREY FUNDING CORPORATION##++(p)                                      0.25        06/21/2010            299,957
       1,000,000  SURREY FUNDING CORPORATION##++(p)                                      0.43        07/12/2010            999,499
       4,000,000  TASMAN FUNDING INCORPORATED##++(p)                                     0.31        07/14/2010          3,998,471
       3,452,000  THAMES ASSET GLOBAL SECURITIZATION # 1 INCORPORATED##++(p)             0.19        06/04/2010          3,451,918
       3,874,000  THAMES ASSET GLOBAL SECURITIZATION # 1 INCORPORATED##++(p)             0.21        06/07/2010          3,873,839
       5,000,000  THAMES ASSET GLOBAL SECURITIZATION # 1 INCORPORATED##++(p)             0.22        06/14/2010          4,999,567
       2,000,000  THAMES ASSET GLOBAL SECURITIZATION # 1 INCORPORATED##++(p)             0.27        06/24/2010          1,999,642
       5,000,000  THAMES ASSET GLOBAL SECURITIZATION # 1 INCORPORATED##++(p)             0.27        07/08/2010          4,998,530
         750,000  THUNDER BAY FUNDING LLC##++(p)                                         0.25        07/07/2010            749,805
       2,000,000  THUNDER BAY FUNDING LLC##++(p)                                         0.26        07/12/2010          1,999,385
      10,000,000  TOYOTA MOTOR CREDIT CORPORATION##                                      0.20        06/03/2010          9,999,833
       3,000,000  UNICREDIT DELAWARE##++                                                 0.31        07/01/2010          2,999,200
       5,000,000  UNICREDIT DELAWARE##++                                                 0.39        08/05/2010          4,996,389
      13,000,000  VERSAILLES COMMERICAL PAPER LLC##++(p)                                 0.25        06/10/2010         12,999,090
       1,000,000  VERSAILLES COMMERICAL PAPER LLC##++(p)                                 0.37        06/14/2010            999,856
       1,000,000  VERSAILLES COMMERICAL PAPER LLC##++(p)                                 0.28        06/18/2010            999,858
       1,000,000  VERSAILLES COMMERICAL PAPER LLC##++(p)                                 0.29        06/23/2010            999,817
       3,000,000  VICTORY RECEIVABLES CORPORATION##++(p)                                 0.00        06/01/2010          3,000,000
       8,000,000  VICTORY RECEIVABLES CORPORATION##++(p)                                 0.38        06/24/2010          7,997,956
       5,000,000  WESTPAC SECURITIES NZ LIMITED+/-++                                     0.55        08/20/2010          5,000,000
       5,000,000  WESTPAC SECURITIES NZ LIMITED+/-++                                     0.42        11/05/2010          5,000,000
       1,000,000  WINDMILL FUNDING CORPORATION##++(p)                                    0.27        07/07/2010            999,720
       2,000,000  WINDMILL FUNDING CORPORATION##++(p)                                    0.27        07/09/2010          1,999,409
       1,000,000  WINDMILL FUNDING CORPORATION##++(p)                                    0.32        07/20/2010            999,551
       6,000,000  WINDMILL FUNDING CORPORATION##++(p)                                    0.44        07/23/2010          5,996,100
       3,200,000  WINDMILL FUNDING CORPORATION##++(p)                                    0.46        07/29/2010          3,197,569
TOTAL COMMERCIAL PAPER (COST $700,918,547)                                                                             700,918,547
                                                                                                                  ================
CORPORATE BONDS & NOTES: 4.46%
      15,000,000  BANK OF AMERICA CORPORATION+/-ss                                       1.07        12/02/2011         15,198,352
       1,000,000  BANK OF SCOTLAND PLC+/-++                                              0.31        12/08/2010            998,176
       7,000,000  BERKSHIRE HATHAWAY INCORPORATED+/-                                     0.35        02/10/2011          7,000,275
       5,000,000  CITIBANK NA+/-                                                         0.34        09/30/2010          5,000,000
      12,000,000  COMMONWEALTH BANK (AUSTRALIA)+/-++                                     0.35        06/04/2010         12,000,000
       5,000,000  COMMONWEALTH BANK (AUSTRALIA)+/-++                                     0.38        06/24/2010          5,000,000
       1,928,000  GBG LLC++ss                                                            0.35        09/01/2027          1,928,000
       2,000,000  GENERAL ELECTRIC CAPITAL CORPORATION+/-ss                              1.18        12/09/2011          2,030,479
       1,000,000  JPMORGAN CHASE & COMPANY+/-                                            0.55        05/16/2011          1,000,773
       4,875,000  LTF REAL ESTATE VRDN I LLC++ss                                         0.37        06/01/2033          4,875,000
       4,000,000  PNC FUNDING CORPORATION+/-ss                                           0.55        06/22/2011          4,014,064
       2,000,000  SANTANDER US DEBT SA UNIPERSONAL+/-++                                  0.36        07/23/2010          1,999,014
         600,000  SEARIVER MARITIME INCORPORATED(i)ss                                    0.55        10/01/2011            600,000
TOTAL CORPORATE BONDS & NOTES (COST $61,644,133)                                                                        61,644,133
                                                                                                                  ================
MEDIUM TERM NOTES: 0.36%
       2,000,000  EKSPORTFINANS ASA+/-                                                   0.70        06/11/2010          2,000,000
       3,000,000  US BANCORP+/-                                                          0.65        06/04/2010          3,000,114
TOTAL MEDIUM TERM NOTES (COST $5,000,114)                                                                                5,000,114
                                                                                                                  ================
MUNICIPAL BONDS & NOTES: 10.56%
       3,145,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                  MFHR GENEVA POINTE APARTMENTS A (HOUSING REVENUE, FNMA
                  INSURED)+/-ss                                                          0.26        03/15/2037          3,145,000
       2,000,000  CALCASIEU PARISH LA INCORPORATED INDUSTRIAL DEVELOPMENT BOARD
                  ENVIRONMENTAL REVENUE CITGO PETROLEUM CORPORATION (IDR,
                  NATIXIS LOC)+/-ss                                                      0.27        07/01/2026          2,000,000
       1,000,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY (COLLEGE &
                  UNIVERSITY REVENUE, BANK OF AMERICA NA LOC)+/-ss                       0.28        10/01/2043          1,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)

OVERLAND EXPRESS SWEEP FUND

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE  MATURITY DATE        VALUE
----------------  ----------------------------------------------------------------  -------------  -------------  ----------------
MUNICIPAL BONDS & NOTES (continued)
$      2,500,000  CALIFORNIA MUNICIPAL FINANCE AUTHORITY ALLIED WASTE NORTH
                  AMERICA SERIES A (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-ss          0.31%       07/01/2024   $      2,500,000
       3,500,000  CALIFORNIA PCFA PG&E SERIES B (IDR, JPMORGAN CHASE BANK LOC)+/-ss      0.26        11/01/2026          3,500,000
         915,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C 7
                  (ELECTRIC REVENUE, AGM INSURED)+/-ss                                   0.32        05/01/2022            915,000
       1,170,000  CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G 6 (WATER
                  REVENUE, AGM INSURED)+/-ss                                             0.27        05/01/2017          1,170,000
       1,000,000  CALIFORNIA STATE ECONOMIC RECOVERY (OTHER REVENUE, BANK OF
                  AMERICA NA LOC)+/-ss                                                   0.26        07/01/2023          1,000,000
       1,500,000  CALIFORNIA STATEWIDE CDA PRAVILLIONS APARTMENTS SERIES M
                  (MFHR, FNMA INSURED)+/-ss                                              0.28        08/15/2034          1,500,000
       2,000,000  CAMARILLO CA MFHR HACIENDA DE CAMARILLO PROJECT (MFHR, FNMA
                  INSURED)+/-ss                                                          0.27        10/15/2026          2,000,000
       4,980,000  CENTRAL PLAINS NE ENERGY PROJECT NUMBER 2 (OTHER REVENUE,
                  ROYAL BANK OF CANADA LOC)+/-ss                                         0.27        08/01/2039          4,980,000
       3,000,000  CLARKSVILLE TN PUBLIC BUILDING AUTHORITY TENNESSEE MUNICIPAL
                  BUILDING FUND (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-ss             0.27        02/01/2038          3,000,000
       2,000,000  COLORADO HOUSING & FINANCE AUTHORITY TAXABLE MULTIFAMILY
                  PROJECT B II (HOUSING REVENUE, FNMA INSURED)+/-ss                      0.30        05/01/2049          2,000,000
       9,000,000  DENVER CO CITY & COUNTY SCHOOL DISTRICT TAXABLE SERIES A
                  (LEASE REVENUE, AGM INSURED)+/-ss                                      0.45        12/15/2037          9,000,000
       1,000,000  DISTRICT OF COLUMBIA THE AMERICAN UNIVERSITY (MISCELLANEOUS
                  REVENUE, PNC BANK NA LOC)+/-ss                                         0.24        04/01/2038          1,000,000
       1,000,000  DOYLESTOWN HOSPITAL AUTHORITY SERIES B (HFFA, PNC BANK NA
                  LOC)+/-ss                                                              0.24        07/01/2037          1,000,000
       1,000,000  GULF COAST TX WASTE DISPOSAL ENVIRONMENTAL FACILITIES
                  AUTHORITY AMOCO OIL COMPANY PROJECT (RESOURCE RECOVERY
                  REVENUE)+/-ss                                                          0.30        01/01/2026          1,000,000
       1,000,000  HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                  BAYLOR COLLEGE MEDICINE SERIES B (COLLEGE & UNIVERSITY
                  REVENUE, JPMORGAN CHASE BANK LOC)+/-ss                                 0.28        11/15/2047          1,000,000
       1,000,000  HARRIS COUNTY TX INDUSTRIAL DEVELOPMENT CORPORATION DEER PARK
                  REFINING (RESOURCE RECOVERY REVENUE)+/-ss                              0.26        03/01/2023          1,000,000
       4,000,000  HARRIS COUNTY TX INDUSTRIAL DEVELOPMENT CORPORATION SOLID
                  WASTE DISPOSAL (IDR)+/-ss                                              0.33        03/01/2023          4,000,000
       1,000,000  ILLINOIS FINANCE AUTHORITY PROVENA HEALTH SERIES B (HOSPITAL
                  REVENUE, JPMORGAN CHASE BANK LOC)+/-ss                                 0.28        08/15/2044          1,000,000
       1,000,000  INDIANAPOLIS IN LOCAL PUBLIC IMPROVEMENT BOND BANK (OTHER
                  REVENUE, FSA INSURED)+/-ss                                             0.27        01/01/2036          1,000,000
      17,000,000  KENTUCKY INCORPORATED PUBLIC ENERGY AUTHORITY SERIES A (OTHER
                  REVENUE, SOCIETE GENERALE LOC)+/-ss                                    0.75        08/01/2016         17,000,000
         975,000  KING COUNTY WA HOUSING AUTHORITY SERIES A (HOUSING REVENUE,
                  FHLMC INSURED)+/-ss                                                    0.30        07/01/2035            975,000
         500,000  LOS ANGELES CA BEVERLY PARK APARTMENTS SERIES A (MFHR, FHLMC
                  INSURED)+/-ss                                                          0.29        08/01/2018            500,000
         500,000  LOS ANGELES CA COMMUNITY RDA ACADEMY VILLAGE APARTMENTS
                  (HOUSING REVENUE, FHLMC INSURED)+/-ss                                  0.29        10/01/2019            500,000
       1,500,000  LOS ANGELES COUNTY CA HOUSING AUTHORITY MFHR BONDS (HOUSING
                  REVENUE, FHLMC INSURED)+/-ss                                           0.30        09/01/2030          1,500,000
       2,450,000  MASSACHUSETTS DEVELOPMENT FINANCE AGENCY BABSON COLLEGE B
                  (OTHER REVENUE, CITIBANK NA LOC)+/-ss                                  0.33        10/01/2031          2,450,000
       1,000,000  MASSACHUSETTS STATE HEFA SOUTHCOAST HEALTH OBLIGATION SERIES
                  D (HOSPITAL REVENUE, JPMORGAN CHASE BANK LOC)+/-ss                     0.26        10/01/2049          1,000,000
       2,000,000  METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN
                  WEATHERLY RIDGE APARTMENTS (HOUSING REVENUE, US BANK NA
                  LOC)+/-ss                                                              0.32        12/01/2041          2,000,000
       6,000,000  MIDLOTHIAN INDUSTRIAL DEVELOPMENT CORPORATION (IDR, UBS AG
                  LOC)+/-ss                                                              0.25        08/01/2034          6,000,000
       6,560,000  MISSISSIPPI STATE TAXABLE NISSAN PROJECT A (OTHER REVENUE,
                  BANK OF AMERICA NA LOC)+/-ss                                           0.33        11/01/2028          6,559,722
       2,500,000  MONTGOMERY COUNTY TN PUBLIC BUILDING AUTHORITY POOLED
                  FINANCING LOAN POOL (OTHER REVENUE, BANK OF AMERICA NA
                  LOC)+/-ss                                                              0.28        07/01/2038          2,500,000
       2,880,000  MONTGOMERY COUNTY TN TENNESSEE COUNTY LOAN POOL (OTHER
                  REVENUE, BANK OF AMERICA NA LOC)+/-ss                                  0.27        02/01/2036          2,880,000
       1,000,000  NEW JERSEY STATE TURNPIKE AUTHORITY SERIES D (TOLLS ROAD
                  REVENUE, NATL-RE INSURED, SOCIETE GENERALE LOC)+/-ss                   0.33        01/01/2018          1,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE  MATURITY DATE        VALUE
----------------  ----------------------------------------------------------------  -------------  -------------  ----------------
MUNICIPAL BONDS & NOTES (continued)
$      1,000,000  NEW YORK, NY CITY MUNICIPAL WATER FINANCE AUTHORITY (WATER &
                  SEWER REVENUE, BANK OF NOVA SCOTIA LOC)+/-ss                           0.25%       06/15/2038   $      1,000,000
       2,000,000  NEW YORK, NY CITY MUNICIPAL WATER FINANCE VARIOUS
                  SUBORDINATED SERIES B3 (WATER REVENUE, BANK OF AMERICA NA
                  LOC)+/-ss                                                              0.25        06/15/2025          2,000,000
       2,000,000  NEW YORK NY CITY TRANSITIONAL FINANCING AUTHORITY CLASS A
                  (OTHER REVENUE, FGIC INSURED)+/-ss                                     0.30        07/15/2036          2,000,000
       1,000,000  NEW YORK NY IDA SERIES B (IDR, BANK OF AMERICA NA LOC)+/-ss            0.25        11/01/2039          1,000,000
       1,500,000  NEW YORK STATE HOUSING FINANCE AGENCY TAXABLE 600 WEST 42ND B
                  (OTHER REVENUE, BANK OF NEW YORK LOC)+/-ss                             0.45        11/01/2041          1,500,000
         868,000  OHIO STATE HFA RESIDENTIAL MANAGEMENT TAXABLE SERIES I
                  (HOUSING REVENUE, GNMA INSURED)+/-ss                                   0.34        09/01/2039            868,000
         985,000  PALM BEACH COUNTY FL PINE CREST PREPARATORY (PRIVATE SCHOOL
                  REVENUE, BANK OF AMERICA NA LOC)+/-ss                                  0.30        06/01/2032            985,000
       6,000,000  PASADENA CA COP SERIES A (LEASE REVENUE, BANK OF AMERICA NA
                  LOC)+/-ss                                                              0.28        02/01/2035          6,000,000
       1,000,000  PORT ARTHUR TX NAVAL DISTRICT ENVIRONMENTAL FACILITIES MOTIVA
                  ENTERPRISES A (RESOURCE RECOVERY REVENUE)+/-ss                         0.28        12/01/2039          1,000,000
         500,000  PORT ARTHUR TX NAVIGATION DISTRICT MOTIVA ENTERPRISES SERIES
                  C (OTHER REVENUE)+/-ss                                                 0.28        12/01/2039            500,000
       1,000,000  RAMSEY COUNTY MN HOUSING & REDEVELOPMENT MFHR GATEWAY
                  APARTMENTS LP SERIES A (HOUSING REVENUE, LASALLE NATIONAL
                  BANK NA LOC)+/-ss                                                      0.36        10/01/2038          1,000,000
       1,000,000  RIVERSIDE CA COP (LEASE REVENUE, BANK OF AMERICA NA LOC)+/-ss          0.28        03/01/2037          1,000,000
       2,000,000  RIVERSIDE CA SERIES C (ELECTRIC REVENUE, BANK OF AMERICA NA
                  LOC)+/-ss                                                              0.28        10/01/2035          2,000,000
         500,000  SAN DIEGO CA HFA MFHR STRATTON APARTMENTS PROJECT SERIES A
                  (HOUSING REVENUE, FNMA INSURED)+/-ss                                   0.27        01/15/2033            500,000
         500,000  SAN DIEGO CA HOUSING AUTHORITY MFHR HILLSIDE GARDEN
                  APARTMENTS SERIES B (HOUSING REVENUE, FNMA INSURED)+/-ss               0.26        01/15/2035            500,000
       3,338,000  SAN FRANCISCO CA CITY & COUNTY FINANCE CORPORATION CA MOSCONE
                  CENTER (LEASE REVENUE, BANK OF AMERICA NA LOC)+/-ss                    0.25        04/01/2030          3,338,000
       1,000,000  SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY COMMUNITY
                  FACILITIES DISTRICT # 4 (OTHER REVENUE, BANK OF AMERICA NA
                  LOC)+/-ss                                                              0.27        08/01/2032          1,000,000
       1,800,000  SAN LEANDRO CA CARLTON PLAZA SERIES A (MFHR, FNMA INSURED)+/-ss        0.29        09/15/2032          1,800,000
       7,500,000  SOUTHEAST ALABAMA GAS DISTRICT ALABAMA REVENUE SUPPLY PROJECT
                  SERIES A (IDR, SOCIETE GENERALE SPA) +/-ss                             0.30        08/01/2027          7,500,000
       3,000,000  SWEETWATER COUNTY WY PACIFIC CORPORATION PROJECT SERIES A
                  (PCR, BARCLAYS BANK PLC LOC)+/-ss                                      0.26        07/01/2015          3,000,000
         500,000  TEXAS STATE TAXABLE PRODUCT DEVELOPMENT PROGRAM SERIES A
                  (OTHER REVENUE)+/-ss                                                   0.35        06/01/2045            500,000
         500,000  TYLER TX HEALTH FACILITIES DEVELOPMENT CORPORATION MOTHER
                  FRANCES HOSPITAL SERIES B (HCFR, BANK OF AMERICA NA LOC)+/-ss          0.30        07/01/2020            500,000
       3,852,000  UMATILLA INDIAN RESERVATION OR CONFEDERATED TRIBES (OTHER
                  REVENUE, BANK OF AMERICA NA LOC)+/-ss                                  0.30        12/01/2028          3,852,000
       3,000,000  VALDEZ AK MARINE TERMINAL REVENUE BP PIPELINES INCORPORATED
                  PROJECT SERIES C (IDR)+/-ss                                            0.28        07/01/2037          3,000,000
       5,000,000  VERMONT STATE STUDENT ASSISTANCE CORPORATION (STUDENT LOAN
                  REVENUE, LLOYDS TSB BANK PLC LOC)+/-ss                                 0.32        12/15/2040          5,000,000
       1,000,000  WASHINGTON STATE HOUSING FINANCE COMMISSION WHISPERWOOD
                  APARTMENTS PROJECT SERIES A (MFHR, FNMA INSURED)+/-ss                  0.34        05/15/2035          1,000,000
TOTAL MUNICIPAL BONDS & NOTES (COST $145,917,722)                                                                      145,917,722
                                                                                                                  ================
REPURCHASE AGREEMENTS(z): 10.89%
      25,000,000  BANK OF AMERICA, DATED 5/28/2010, MATURING 6/01/2010,
                  MATURITY VALUE $25,000,548 (1)                                         0.20        06/01/2010         25,000,000
       1,000,000  BANK OF AMERICA SECURITIES LLC, DATED 5/28/2010, MATURING
                  6/01/2010, MATURITY VALUE $1,000,035 (2)                               0.32        06/01/2010          1,000,000
      33,000,000  BARCLAYS CAPITAL INCORPORATED, DATED 5/28/2010, MATURING
                  6/01/2010, MATURITY VALUE $33,000,723 (3)                              0.20        06/01/2010         33,000,000
       6,000,000  BARCLAYS CAPITAL INCORPORATED, DATED 5/28/2010, MATURING
                  6/01/2010, MATURITY VALUE $6,000,151 (4)                               0.23        06/01/2010          6,000,000
       2,000,000  BARCLAYS CAPITAL INCORPORATED, DATED 5/28/2010, MATURING
                  6/01/2010, MATURITY VALUE $2,000,070 (5)                               0.32        06/01/2010          2,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)

OVERLAND EXPRESS SWEEP FUND

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE  MATURITY DATE        VALUE
----------------  ----------------------------------------------------------------  -------------  -------------  ----------------
REPURCHASE AGREEMENTS (continued)
$     18,000,000  BNP PARIBAS SECURITIES, DATED 5/28/2010, MATURING 6/01/2010,
                  MATURITY VALUE $18,000,414 (6)                                         0.21%       06/01/2010   $     18,000,000
      17,000,000  CITIGROUP GLOBAL MARKETS, DATED 5/28/2010, MATURING
                  6/01/2010, MATURITY VALUE $17,000,391 (7)                              0.21        06/01/2010         17,000,000
       3,400,000  CITIGROUP GLOBAL MARKETS, DATED 5/28/2010, MATURING
                  6/01/2010, MATURITY VALUE $3,400,078 (8)                               0.21        06/01/2010          3,400,000
      10,000,000  GOLDMAN SACHS & COMPANY, DATED 5/28/2010, MATURING 6/01/2010,
                  MATURITY VALUE $10,000,219 (9)                                         0.20        06/01/2010         10,000,000
      18,000,000  JPMORGAN SECURITIES, DATED 5/28/2010, MATURING 6/01/2010,
                  MATURITY VALUE $18,000,414 (10)                                        0.21        06/01/2010         18,000,000
      17,000,000  RBS SECURITIES INCORPORATED, DATED 5/28/2010, MATURING
                  6/01/2010, MATURITY VALUE $17,000,391 (11)                             0.21        06/01/2010         17,000,000
TOTAL REPURCHASE AGREEMENTS (COST $150,400,000)                                                                        150,400,000
                                                                                                                  ================
SECURED MASTER NOTE AGREEMENT: 2.29%
      21,212,000  BANK OF AMERICA SECURITIES LLC+/-ss.                                   0.37        09/09/2034         21,212,000
      10,290,000  CITIGROUP GLOBAL MARKETS INCORPORATED+/-ss                             0.72        09/09/2049         10,290,000
TOTAL SECURED MASTER NOTE AGREEMENT (COST $31,502,000)                                                                  31,502,000
                                                                                                                  ================
TIME DEPOSITS: 14.55%
      14,000,000  ABN AMRO BANK NV                                                       0.27        06/01/2010         14,000,000
       4,000,000  ALLIED IRISH BANKS PLC                                                 0.55        06/03/2010          4,000,000
      11,000,000  ALLIED IRISH BANKS PLC                                                 0.55        06/04/2010         11,000,000
      10,000,000  BANK OF IRELAND                                                        0.50        06/01/2010         10,000,000
       7,000,000  BANK OF IRELAND                                                        0.55        06/03/2010          7,000,000
      10,000,000  BANK OF NOVA SCOTIA LONDON                                             0.25        06/01/2010         10,000,000
       6,000,000  BNP PARIBAS PARIS                                                      0.26        06/01/2010          6,000,000
       2,000,000  COMMERZBANK GRAND CAYMAN                                               0.22        06/01/2010          2,000,000
       6,000,000  CREDIT AGRICOLE                                                        0.25        06/01/2010          6,000,000
       5,000,000  DANSKE BANK A/S COPENHAGEN                                             0.35        06/01/2010          5,000,000
       4,000,000  DANSKE BANK A/S COPENHAGEN                                             0.30        06/02/2010          4,000,000
      14,000,000  DEUTSCHE BANK CAYMAN                                                   0.22        06/01/2010         14,000,000
       2,000,000  DEXIA BANK SA BRUSSELS                                                 0.40        06/03/2010          2,000,000
      14,000,000  DNB NOR BANK ASA                                                       0.24        06/01/2010         14,000,000
       8,000,000  DZ BANK AG                                                             0.22        06/01/2010          8,000,000
      10,000,000  FORTIS BANK NV SA                                                      0.32        06/01/2010         10,000,000
       2,000,000  FORTIS BANK NV SA                                                      0.38        06/01/2010          2,000,000
       2,000,000  FORTIS BANK NV SA                                                      0.38        06/02/2010          2,000,000
       7,000,000  GROUPE BPCE                                                            0.28        06/01/2010          7,000,000
      11,000,000  INTESA SANPAOLO SPA                                                    0.36        06/02/2010         11,000,000
      16,000,000  KBC BANK NV BRUSSELS                                                   0.23        06/01/2010         16,000,000
       5,000,000  NATIXIS CAYMAN ISLANDS                                                 0.40        06/01/2010          5,000,000
      14,000,000  NRW BANK                                                               0.27        06/01/2010         14,000,000
       2,000,000  SOCIETE GENERALE PARIS                                                 0.35        06/01/2010          2,000,000
      15,000,000  UBS AG CAYMAN ISLANDS                                                  0.30        06/02/2010         15,000,000
TOTAL TIME DEPOSITS (COST $201,000,000)                                                                                201,000,000
                                                                                                                  ================
US TREASURY BILLS: 0.87%
      12,000,000  US TREASURY BILL##                                                     0.23        11/18/2010         11,987,467
TOTAL US TREASURY BILLS (COST $11,987,467)                                                                              11,987,467
                                                                                                                  ================

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)

OVERLAND EXPRESS SWEEP FUND

TOTAL INVESTMENTS IN SECURITIES
   (COST $1,400,363,924)*                                                  101.37%                                $  1,400,363,924
OTHER ASSETS AND LIABILITIES, NET                                           (1.37)                                     (18,947,013)
                                                                           ------                                 ----------------
TOTAL NET ASSETS                                                           100.00%                                $  1,381,416,911
                                                                           ======                                 ================

+/-  VARIABLE RATE INVESTMENTS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

##   ZERO COUPON SECURITY. RATE REPRESENTS YIELD TO MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(p)  ASSET-BACKED COMMERCIAL PAPER.

(i)  ILLIQUID SECURITY.

(z)  COLLATERALIZED BY:

(1) U.S. GOVERNMENT SECURITY, 5.50%, 6/1/2038, MARKET VALUE INCLUDING ACCRUED INTEREST IS $25,750,000.

(2)  U.S. GOVERNMENT SECURITIES, 0.00% TO 0.35%, 6/7/2010 TO 6/11/2010, MARKET
     VALUE INCLUDING ACCRUED INTEREST IS $1,020,000.

(3)  U.S. GOVERNMENT SECURITIES, 0.00% TO 7.00%, 6/25/2010 TO 3/20/2059, MARKET
     VALUE INCLUDING ACCRUED INTEREST IS $33,497,740.

(4)  U.S. GOVERNMENT SECURITIES, 2.90% TO 6.00%, 4/1/2018 TO 5/1/2040, MARKET
     VALUE INCLUDING ACCRUED INTEREST IS $6,180,000.

(5) U.S. GOVERNMENT SECURITIES, 0.00%, 6/3/2010 TO 2/3/2012, MARKET VALUE IS $2,040,000.

(6)  U.S. GOVERNMENT SECURITIES, 0.00% TO 6.50%, 8/1/2021 TO 5/1/2040, MARKET
     VALUE INCLUDING ACCRUED INTEREST IS $18,540,000.

(7)  U.S. GOVERNMENT SECURITIES, 0.00% TO 5.50%, 5/1/2025 TO 2/20/2040, MARKET
     VALUE INCLUDING ACCRUED INTEREST IS $17,510,000.

(8)  U.S. GOVERNMENT SECURITIES, 0.00% TO 2.50%, 10/7/2010 TO 7/15/2016, MARKET
     VALUE INCLUDING ACCRUED INTEREST IS $3,468,001.

(9)  U.S. GOVERNMENT SECURITIES, 4.00% TO 7.00%, 9/20/2033 TO 5/20/2040, MARKET
     VALUE INCLUDING ACCRUED INTEREST IS $10,300,000.

(10) U.S. GOVERNMENT SECURITIES, 4.00% TO 11.50%, 4/15/2013 TO 12/15/2050,
     MARKET VALUE INCLUDING ACCRUED INTEREST IS $18,540,093.

(11) U.S. GOVERNMENT SECURITIES, 0.00% TO 2.50%, 4/27/2011 TO 5/1/2040, MARKET
     VALUE INCLUDING ACCRUED INTEREST IS $17,437,229.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND

NOTES TO PORTFOLIO OF INVESTMENT

The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund and its holdings, please see the Fund's most recent prospectus and annual report.

SECURITY VALUATION

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

REPURCHASE AGREEMENTS

The Funds may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund's investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2010, all of the Fund's investments in securities carried at fair value were designated as Level 2 inputs. Further details on the major security types can be found in the Fund's Portfolio of Investments.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)

CALIFORNIA MUNICIPAL MONEY MARKET TRUST

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE  MATURITY DATE        VALUE
----------------  ----------------------------------------------------------------  -------------  -------------  ----------------
COMMERCIAL PAPER: 4.36%
$      6,500,000  GOLDEN GATE BRIDGE HIGHWAY & TRANSPORTATION DISTRICT                   0.30%       06/01/2010   $      6,500,000
         985,000  SAN DIEGO REGIONAL AIRPORT AUTHORITY                                   0.26        06/02/2010            985,000
       1,575,000  SAN FRANCISCO PUBLIC UTILITIES COMMISSION                              0.30        06/16/2010          1,575,000
       9,115,000  SAN JOAQUIN TRANSPORTATION AUTHORITY                                   0.31        06/09/2010          9,115,000
TOTAL COMMERCIAL PAPER (COST $18,175,000)                                                                               18,175,000
                                                                                                                  ----------------
MUNICIPAL BONDS & NOTES: 95.55%
CALIFORNIA: 94.31%
       2,000,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION CALIFORNIA
                  BERKELEYAN PROJECT A (OTHER REVENUE, FNMA INSURED)+/-ss                0.33        05/15/2033          2,000,000
       1,300,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION CALIFORNIA
                  BRANSON SCHOOL (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss         2.75        07/01/2038          1,300,000
       6,100,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION CALIFORNIA
                  MARIN COUNTRY DAY SCHOOL (PRIVATE SCHOOL REVENUE, US BANK NA
                  LOC)+/-ss                                                              0.28        07/01/2037          6,100,000
       3,000,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION CALIFORNIA
                  MFHR FINE ARTS BUILDING PROJECTS A (HOUSING REVENUE, FNMA
                  INSURED)+/-ss                                                          0.33        07/15/2035          3,000,000
       3,100,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION CALIFORNIA
                  MFHR GAIA BUILDING PROJECT SERIES A (HOUSING REVENUE, FNMA
                  INSURED)+/-ss                                                          0.33        09/15/2032          3,100,000
       1,560,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION CALIFORNIA
                  ST. ANTHONY FOUNDATION (OTHER REVENUE, BANK OF AMERICA NA
                  LOC)+/-ss                                                              0.28        03/01/2037          1,560,000
       1,400,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION CALIFORNIA
                  THE HEAD-ROYCE SCHOOL (PRIVATE SCHOOL REVENUE, BANK OF
                  AMERICA NA LOC)+/-ss                                                   0.28        09/01/2036          1,400,000
       1,740,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION SCHOOLS
                  SACRED HEART SERIES FB (PRIVATE SCHOOL REVENUE, BANK OF
                  AMERICA NA LOC)+/-ss                                                   0.24        06/01/2030          1,740,000
       1,300,000  ABAG FINANCIAL AUTHORITY FOR NONPROFIT CORPORATIONS
                  CALIFORNIA ACTON COURTYARD SERIES A (HOUSING REVENUE,
                  FHLMC)+/-ss                                                            0.29        04/01/2037          1,300,000
       3,200,000  ABAG FINANCIAL AUTHORITY FOR NONPROFIT CORPORATIONS
                  CALIFORNIA ARTECH BUILDING SERIES B  (HOUSING REVENUE, FHLMC
                  INSURED)+/-ss                                                          0.29        05/01/2029          3,200,000
       1,120,000  ALAMEDA CA PFA SERIES A (HOUSING REVENUE, FNMA INSURED)+/-ss           0.28        05/15/2035          1,120,000
       2,000,000  ANAHEIM CA HOUSING AUTHORITY COBBLESTONE APARTMENTS SERIES B
                  (MFHR, FNMA INSURED)+/-ss                                              0.29        03/15/2033          2,000,000
         911,500  ARCADIA CA USD SERIES 2679 (OTHER REVENUE, FIRST SECURITY
                  BANK LOC)+/-ss                                                         0.29        08/01/2013            911,500
       2,280,000  BAKERSFIELD CA SERIES B (WATER & WASTEWATER AUTHORITY
                  REVENUE, FIRST SECURITY BANK LOC)+/-ss                                 0.33        09/01/2035          2,280,000
       8,400,000  BAY AREA TOLL AUTHORITY VARIOUS SAN FRANCISCO BAY AREA SERIES
                  D1 (TOLLS REVENUE, BNP PARIBAS SPA)+/-ss                               0.22        04/01/2045          8,400,000
       1,265,000  BURBANK CA RDA MFHR ISSUE A (HOUSING REVENUE, FHLB INSURED)+/-ss       0.25        11/01/2010          1,265,000
         290,000  CALIFORNIA ALTERNATIVE ENERGY SOURCE FINANCING AUTHORITY GE
                  CAPITAL CORPORATION SERIES A (ELECTRIC REVENUE, BANK OF
                  AMERICA NA LOC)+/-ss                                                   0.31        10/01/2020            290,000
       8,500,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY CHARLES R DREW
                  UNIVERSITY (OTHER REVENUE, SOVEREIGN BANK FSB LOC)+/-ss                0.37        11/01/2042          8,500,000
         750,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY UNIVERSITY OF LA
                  VERNE (EDUCATIONAL FACILITIES REVENUE, ALLIED IRISH BANK PLC
                  LOC)+/-ss                                                              2.85        03/01/2038            750,000
       2,910,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
                  CALIFORNIA ACADEMY SERIES A (OTHER REVENUE, US BANK NA LOC)+/-ss       0.25        09/01/2038          2,910,000
       3,000,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK COLBURN
                  SCHOOL SERIES B (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss        2.00        08/01/2037          3,000,000
         870,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK J. PAUL
                  GETTY TRUST SERIES B (RECREATIONAL FACILITIES REVENUE)+/-ss            0.20        04/01/2033            870,000
         400,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK LYCEE
                  FRANCIAS DE LOS ANGELES PROJECT (COLLEGE & UNIVERSITY
                  REVENUE, MELLON BANK NA LOC)+/-ss                                      0.28        09/01/2036            400,000
       4,800,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK ORANGE
                  COUNTY PERFORMING SERIES A (RECREATIONAL FACILITIES REVENUE,
                  BANK OF AMERICA NA LOC)+/-ss                                           0.25        07/01/2034          4,800,000
       1,980,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK ROCS RR
                  II R-11527 (TOLL ROAD REVENUE, AMBAC INSURED)+/-ss                     0.27        07/01/2030          1,980,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)

CALIFORNIA MUNICIPAL MONEY MARKET TRUST

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE  MATURITY DATE        VALUE
----------------  ----------------------------------------------------------------  -------------  -------------  ----------------
CALIFORNIA (continued)
$      2,000,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK SAGE
                  HILL SCHOOL PROJECT (OTHER REVENUE, ALLIED IRISH BANK PLC
                  LOC)+/-ss                                                              1.75%       06/01/2038   $      2,000,000
       1,825,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK ST.
                  MARGARETS EPISCOPAL SCHOOL (OTHER REVENUE, ALLIED IRISH BANK
                  PLC LOC)+/-ss                                                          2.75        01/01/2038          1,825,000
       4,600,000  CALIFORNIA MUNICIPAL FINANCE AUTHORITY (ECONOMIC DEVELOPMENT
                  REVENUE, CALIFORNIA BANK & TRUST LOC)+/-ss                             0.27        08/01/2039          4,600,000
       5,000,000  CALIFORNIA MUNICIPAL FINANCE AUTHORITY PACIFIC INSTITUTE
                  SERIES A (HOUSING REVENUE, CALIFORNIA BANK & TRUST LOC)+/-ss           0.24        08/01/2037          5,000,000
       4,100,000  CALIFORNIA PCFA (IDR, BANK ONE CHICAGO NA LOC)+/-ss                    0.23        11/01/2026          4,100,000
       1,125,000  CALIFORNIA PCFA WADHAM ENERGY SERIES C (OTHER REVENUE, BANQUE
                  NATIONALE PARIS LOC)+/-ss                                              0.33        11/01/2017          1,125,000
       4,425,000  CALIFORNIA SCRIPPS HEALTH SERIES B (HEFAR, WACHOVIA BANK
                  LOC)+/-SS(q)                                                           0.25        10/01/2031          4,425,000
       4,525,000  CALIFORNIA SCRIPPS HEALTH SERIES F (HEFAR, NORTHERN TRUST
                  CORPORATION LOC)+/-ss                                                  0.23        10/01/2031          4,525,000
       2,200,000  CALIFORNIA SERIES B (HFFA REVENUE, BANK OF AMERICA NA LOC)+/-ss        0.25        09/01/2028          2,200,000
       4,500,000  CALIFORNIA STANFORD HOSPITAL SERIES B (RECREATIONAL REVENUE,
                  JPMORGAN CHASE BANK LOC)+/-ss                                          0.25        06/01/2034          4,500,000
       1,195,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C13
                  (UTILITIES REVENUE, FIRST SECURITY BANK LOC)+/-ss                      0.29        05/01/2022          1,195,000
       2,600,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SUBSERIES G1 (WATER
                  REVENUE, BANK OF NOVA SCOTIA LOC)+/-ss                                 0.25        05/01/2011          2,600,000
         890,000  CALIFORNIA STATE DWR SERIES 3019 (WATER REVENUE, JPMORGAN
                  CHASE BANK LOC)+/-ss                                                   0.29        06/01/2016            890,000
       1,100,000  CALIFORNIA STATE ECONOMIC RECOVERY (OTHER REVENUE, BANK OF
                  AMERICA NA LOC)+/-ss                                                   0.26        07/01/2023          1,100,000
       2,300,000  CALIFORNIA STATE ECONOMIC RECOVERY REVENUE SERIES C-16 (SALES
                  TAX REVENUE, AGM INSURED)+/-ss                                         0.32        07/01/2023          2,300,000
       4,000,000  CALIFORNIA STATE ECONOMIC RECOVERY REVENUE SERIES C-2
                  (RECOVERY REVENUE, JPMORGAN CHASE & COMPANY LOC)+/-ss                  0.25        07/01/2023          4,000,000
       2,750,000  CALIFORNIA STATE EDFA JOSEPH SCHMIDT PROJECT SERIES A (IDR,
                  BANQUE NATIONALE PARIS LOC)+/-ss                                       0.30        12/01/2026          2,750,000
       2,175,000  CALIFORNIA STATE SERIES 2758 (OTHER REVENUE, AMBAC INSURED)+/-ss       0.54        07/01/2017          2,175,000
       3,500,000  CALIFORNIA STATE SERIES A SUBSERIES A2 (OTHER REVENUE, CALYON
                  BANK LOC)+/-ss                                                         0.25        05/01/2040          3,500,000
         750,000  CALIFORNIA STATE SERIES C-1 (OTHER REVENUE, BANK OF AMERICA
                  NA LOC)+/-ss                                                           0.24        05/01/2033            750,000
       7,950,000  CALIFORNIA STATEWIDE CDA (HOSPITAL REVENUE, CITIBANK NA
                  LIQUIDITY FACILITY)+/-ss                                               0.31        08/15/2032          7,950,000
       5,100,000  CALIFORNIA STATEWIDE CDA AEGIS MORAGA PROJECT C (MFHR, FNMA
                  INSURED)+/-ss                                                          0.31        07/01/2027          5,100,000
       2,855,000  CALIFORNIA STATEWIDE CDA ARBOR RIDGE APARTMENTS SERIES B
                  (MFHR, FHLMC INSURED)+/-ss                                             0.29        11/01/2036          2,855,000
       4,000,000  CALIFORNIA STATEWIDE CDA HERITAGE PARK APARTMENTS SERIES C
                  (MFHR, FHLMC INSURED)+/-ss                                             0.26        01/01/2038          4,000,000
         720,000  CALIFORNIA STATEWIDE CDA LIVERMORE VALLEY ARTS CENTER PROJECT
                  (OTHER REVENUE, BANK OF NEW YORK LOC)+/-ss                             0.24        12/01/2036            720,000
       4,660,000  CALIFORNIA STATEWIDE CDA MFHR GREENBACK MANOR APARTMENTS
                  SERIES A COLLATERALIZED BY FHLB (MFHR, EAST WEST BANK LOC)+/-ss        0.35        02/01/2028          4,660,000
       1,200,000  CALIFORNIA STATEWIDE CDA MFHR SERIES AA (HOUSING REVENUE,
                  FNMA INSURED)+/-ss                                                     0.29        04/15/2035          1,200,000
         440,000  CALIFORNIA STATEWIDE CDA NATIONAL CENTER INTERNATIONAL
                  SCHOOLS A (PRIVATE SCHOOL REVENUE, ALLIED IRISH BANK PLC
                  LOC)+/-ss                                                              2.85        05/01/2026            440,000
       1,735,000  CALIFORNIA STATEWIDE CDA RADY CHILDRENS HOSPITAL SERIES B
                  (HCFR, BANK OF THE WEST LOC)+/-ss                                      0.31        08/15/2047          1,735,100
       7,200,000  CALIFORNIA STATEWIDE CDA RIDGEWAY APARTMENTS SERIES K (MFHR,
                  FHLMC INSURED)+/-ss                                                    0.24        09/01/2039          7,200,000
       2,100,000  CALIFORNIA STATEWIDE CDA SERIES 2680 (OTHER REVENUE, JPMORGAN
                  CHASE BANK LOC)+/-ss                                                   0.39        05/15/2016          2,100,000
       5,200,000  CALIFORNIA STATEWIDE CDA SERIES 3108 (HCFR, AMBAC INSURED)+/-ss
                  ++                                                                     0.29        08/15/2038          5,200,000
         595,000  CALIFORNIA STATEWIDE CDA VILLAGE AT HESPERIA SERIES CCC
                  (MFHR, FNMA INSURED)+/-ss                                              0.29        11/15/2039            595,000
       1,005,000  CALIFORNIA STATEWIDE CDA VILLAGE AT SHAW APARTMENTS SERIES E
                  (MFHR, FNMA INSURED)+/-ss                                              0.31        11/15/2035          1,005,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)

CALIFORNIA MUNICIPAL MONEY MARKET TRUST

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE  MATURITY DATE        VALUE
----------------  ----------------------------------------------------------------  -------------  -------------  ----------------
CALIFORNIA (continued)
$      1,975,000  CALIFORNIA STATEWIDE CDA WESTERN UNIVERSITY HEALTH SERIES A
                  (OTHER REVENUE, BANK OF NEW YORK LOC)+/-ss                             2.85%      06/01/2039    $      1,975,000
       1,755,000  CAMARILLO CA MFHR HACIENDA DE CAMARILLO PROJECT (MFHR, FNMA
                  INSURED)+/-ss                                                          0.27       10/15/2026           1,755,000
       1,300,000  CONTRA COSTA COUNTY CA MFHR SERIES B (MFHR, FNMA INSURED)+/-ss         0.26       11/15/2022           1,300,000
       4,000,000  CORONA CA HOUSEHOLD BANK PROJECT B (MFHR, FNMA INSURED)+/-ss           0.30       02/01/2023           4,000,000
       6,695,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-287 (OTHER
                  REVENUE, NATL-RE INSURED)+/-ss                                         0.29       09/01/2037           6,695,000
       5,000,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-445 (PROPERTY TAX
                  REVENUE, FIRST SECURITY BANK LOC)+/-ss                                 0.29       08/01/2032           5,000,000
       8,780,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-600 (WATER
                  REVENUE, FIRST SECURITY BANK LOC)+/-ss                                 0.29       02/01/2038           8,780,000
         720,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-621 (PROPERTY TAX
                  REVENUE, FIRST SECURITY BANK LOC)+/-ss                                 0.29       08/01/2028             720,000
         110,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-628 (PROPERTY TAX
                  REVENUE, FIRST SECURITY BANK LOC)+/-ss                                 0.29       08/01/2031             110,000
         305,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-629 (PROPERTY TAX
                  REVENUE,  NATL-RE INSURED)+/-ss                                        0.29       08/01/2031             305,000
       2,155,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-632 (PROPERTY TAX
                  REVENUE, FIRST SECURITY BANK LOC)+/-ss                                 0.29       08/01/2033           2,155,000
       1,395,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-649 (PROPERTY TAX
                  REVENUE,  NATL-RE INSURED)+/-ss                                        0.29       06/01/2031           1,395,000
         325,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-500 (OTHER
                  REVENUE, AMBAC INSURED)+/-ss                                           0.31       11/01/2038             325,000
       1,695,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-525 (OTHER
                  REVENUE, FGIC INSURED)+/-ss                                            0.29       06/01/2035           1,695,000
         705,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-625 (OTHER
                  REVENUE, AMBAC INSURED)+/-ss                                           0.29       06/01/2028             705,000
         860,000  EAST BAY CA MUD SUBSERIES C (OTHER REVENUE, DEXIA CREDIT
                  LOCAL DE FRANCE LOC)+/-ss                                              0.27       06/01/2027             860,000
       2,810,000  EL DORADO CA IRRIGATION DISTRICT & EL DORADO WATER AGENCY
                  SERIES A (LEASE REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)+/-ss        0.29       03/01/2036           2,810,000
       3,485,000  ELSINORE VALLEY CA MUNICIPAL WATER DISTRICT COP SERIES B
                  (WATER & SEWER REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss                2.25       07/01/2035           3,485,000
       5,600,000  GOLDEN STATE CA TOBACCO SECURITIZATION CORPORATION SERIES
                  3123 (OTHER REVENUE, MORGAN STANLEY LIQUIDITY FACILITY)+/-SS ++        0.36       06/01/2045           5,600,000
       7,425,000  GROSSMONT CUYAMACA CA COMMUNITY COLLEGE DISTRICT ROCS RR II
                  R-11519 (PROPERTY TAX REVENUE, CITY NATIONAL BANK LOC)+/-ss            0.29       02/01/2016           7,425,000
       7,705,000  HESPERIA CA USD COP INTERIM SCHOOL FACILITY FUNDING PROGRAM
                  (LEASE REVENUE, FIRST SECURITY BANK LOC)+/-ss                          0.40       02/01/2028           7,705,000
       4,875,000  HESPERIA CA USD COP INTERIM SCHOOL FACILITY FUNDING PROGRAM
                  (LEASE REVENUE, FIRST SECURITY BANK LOC)+/-ss                          0.40       02/01/2038           4,875,000
       3,120,000  HIGHLAND CA RDA JEFFREY COURT SENIOR APARTMENTS (MFHR, FHLB
                  INSURED)+/-ss                                                          0.52       03/01/2028           3,120,000
         600,000  IRVINE CA IMPROVEMENT BOARD ACT 1915 ASSESSMENT DISTRICT #
                  04-21-B (OTHER REVENUE, KBC BANK NV LOC)+/-ss                          0.25       09/02/2030             600,000
       4,100,000  IRVINE CA IMPROVEMENT BOARD ACT 1915 ASSESSMENT DISTRICT #
                  07-22-A (OTHER REVENUE, KBC BANK NV LOC)+/-ss                          0.25       09/02/2032           4,100,000
       2,325,000  JPMORGAN CHASE PUTTERS DRIVERS TRUST (PROPERTY TAX REVENUE,
                  JPMORGAN CHASE BANK LOC)+/-ss ++                                       0.29       08/01/2015           2,325,000
       3,935,000  JPMORGAN CHASE PUTTERS DRIVERS TRUST SERIES 3547 (WATER
                  REVENUE, JPMORGAN CHASE BANK LOC)+/-ss ++                              0.29       07/01/2017           3,935,000
       3,100,000  LOS ANGELES CA COMMUNITY RDA MFHR SECOND & CENTRAL APARTMENTS
                  PROJECT (HOUSING REVENUE, HSBC USA NA LOC)+/-ss                        0.27       12/01/2038           3,100,000
       1,790,000  LOS ANGELES CA COP LOYOLA HIGH SCHOOL SERIES A (LEASE
                  REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss                               2.75       12/01/2035           1,790,000
         570,000  LOS ANGELES CA COP NOTRE DAME HIGH SCHOOL SERIES A (LEASE
                  REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss                               2.75       09/01/2036             570,000
       2,500,000  LOS ANGELES CA COP SAMUEL A FRYER YAVNEY SERIES A (COLLEGE &
                  UNIVERSITY REVENUE, CALIFORNIA BANK AND TRUST AND FEDERAL
                  HOME LOAN BANK LOC)+/-ss                                               0.27       08/01/2038           2,500,000
       2,675,000  LOS ANGELES CA COP WINDWARD SERIES A (PRIVATE SCHOOL REVENUE,
                  ALLIED IRISH BANK PLC LOC)+/-ss                                        2.75       07/01/2037           2,675,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)

CALIFORNIA MUNICIPAL MONEY MARKET TRUST

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE  MATURITY DATE        VALUE
----------------  ----------------------------------------------------------------  -------------  -------------  ----------------
CALIFORNIA (continued)
$      2,525,000  LOS ANGELES CA DW&P ROCS RR II R-11531 (WATER & SEWER
                  REVENUE)+/-ss                                                          0.30%       01/01/2013   $      2,525,000
       1,195,000  LOS ANGELES CA WASTE WATER SUBSERIES D (SEWER REVENUE, BANK
                  OF NOVA SCOTIA LOC)+/-ss                                               0.23        06/01/2028          1,195,000
       2,990,000  LOS ANGELES CA WASTE WATER SYSTEM SERIES 2254 (OTHER REVENUE,
                  NATL-RE INSURED)+/-ss                                                  0.29        06/01/2013          2,990,000
       1,330,000  LOS ANGELES CA WASTE WATER SYSTEM SUBSERIES G (SEWER REVENUE,
                  BANK OF AMERICA NA LOC)+/-ss                                           0.29        06/01/2032          1,330,000
         535,000  LOS ANGELES CA WATER & POWER SERIES 2971 (ELECTRIC REVENUE,
                  FIRST SECURITY BANK LOC)+/-ss                                          0.29        01/01/2014            535,000
       1,200,000  LOS ANGELES COUNTY CA METROPOLITAN TRANSPORTATION AUTHORITY
                  SERIES C3 (SALES TAX REVENUE, SUMITOMO MITSUI BANK LOC)+/-ss           0.25        07/01/2025          1,200,000
       1,450,000  MANTECA CA RDA AMENDED MERGER PROJECT (TAX ALLOCATION
                  REVENUE, STATE STREET BANK & TRUST COMPANY NA LOC)+/-ss                0.30        10/01/2042          1,450,000
       2,175,000  MENLO PARK CA CDA LAS PULGAS COMMUNITY DEVELOPMENT (TAX
                  ALLOCATION REVENUE, AMBAC INSURED)+/-ss                                0.30        01/01/2031          2,175,000
       2,000,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS
                  (WATER REVENUE, CITIBANK NA LOC)+/-ss                                  0.29        02/01/2015          2,000,000
       4,200,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS
                  CLASS A (WATER REVENUE, CITIBANK NA LOC)+/-ss                          0.29        07/01/2037          4,200,000
         125,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS
                  REVENUE SERIES C (WATER REVENUE, WACHOVIA BANK SPA)+/-SS (q)           0.23        07/01/2027            125,000
       4,585,000  MORGAN HILL CA RDA TAX ALLOCATION OJO DE AGUA REDEVELOPMENT
                  PROJECT A (OTHER REVENUE, BANK OF NOVA SCOTIA LOC)+/-ss                0.24        09/01/2033          4,585,000
       8,740,000  NORTHERN CALIFORNIA POWER AGENCY HYDROELECTRIC PROJECT 1
                  SERIES A (ELECTRIC REVENUE, DEXIA CREDIT LOCAL DE FRANCE
                  LOC)+/-ss                                                              0.29        07/01/2032          8,740,000
       1,050,000  OCEANSIDE CA ACE-SHADOW WAY (HOUSING REVENUE, FNMA INSURED)+/-ss       0.28        03/01/2049          1,050,000
         830,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE SERIES D
                  HARBOR POINT PROJECT (HOUSING REVENUE, FHLMC INSURED)+/-ss             0.25        12/01/2022            830,000
       1,600,000  ORANGE COUNTY CA COP SANITATION DISTRICT SERIES A (LEASE
                  REVENUE, DEXIA PUBLIC FINANCING BANK SPA)+/-ss                         0.27        08/01/2029          1,600,000
       2,640,000  RIVERSIDE CA COP (LEASE REVENUE, BANK OF AMERICA NA LOC)+/-ss          0.28        03/01/2037          2,640,000
       4,960,000  ROSEVILLE CA COP SERIES A (ELECTRIC REVENUE, BANK OF NEW YORK
                  LOC)+/-ss                                                              0.24        02/01/2035          4,960,000
       3,000,000  SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR ARLINGTON CREEK
                  APARTMENT SERIES I (HOUSING REVENUE, FNMA  INSURED)+/-ss               0.28        05/15/2034          3,000,000
         860,000  SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR LOGAN PARK
                  APARTMENTS ISSUE E (HOUSING REVENUE, FHLMC INSURED)+/-ss               0.29        05/01/2042            860,000
       4,000,000  SACRAMENTO COUNTY CA HOUSING AUTHORITY OAK VALLEY APARTMENTS
                  SERIES D (MFHR, FNMA INSURED)+/-ss                                     0.32        02/15/2031          4,000,000
       1,855,000  SACRAMENTO COUNTY CA HOUSING AUTHORITY SHADWOOD APARTMENTS
                  PROJECT ISSUE A (MFHR, FHLMC INSURED)+/-ss                             0.28        12/01/2022          1,855,000
       4,000,000  SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY
                  SUBORDINATE LIEN B (SEWER REVENUE, BANK OF AMERICA NA LOC)+/-ss        0.26        12/01/2037          4,000,000
       5,000,000  SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY
                  SUBORDINATE LIEN SACRAMENTO REGULATION C (SEWER REVENUE,
                  CREDIT AGRICOLE INDOSUEZ LOC)+/-ss                                     0.28        12/01/2030          5,000,000
       1,500,000  SAN BERNARDINO COUNTY CA PARKVIEW SERIES A (HOUSING REVENUE,
                  FNMA INSURED)+/-ss                                                     0.26        02/15/2027          1,500,000
       4,700,000  SAN DIEGO COUNTY CA (LEASE REVENUE, ALLIED IRISH BANK PLC
                  LOC)+/-ss                                                              2.00        11/01/2034          4,700,000
       2,690,000  SAN FRANCISCO CA CITY & COUNTY AIRPORTS COMMISSION SECOND
                  SERIES 37D (AIRPORT REVENUE, AGM INSURED)+/-ss                         0.30        05/01/2030          2,690,000
         845,000  SAN FRANCISCO CA CITY & COUNTY AIRPORTS COMMISSION SERIES B
                  (AIRPORT REVENUE)+/-ss                                                 0.75        05/01/2029            845,000
       2,320,000  SAN FRANCISCO CA CITY & COUNTY FINANCE CORPORATION MOSCONE
                  CENTER (LEASE REVENUE, STATE STREET BANK & TRUST COMPANY NA
                  LOC)+/-ss                                                              0.23        04/01/2030          2,320,000
       1,990,000  SAN FRANCISCO CA CITY & COUNTY MFHR CARTER TERRACE APARTMENTS
                  SERIES B (MFHR, CITIBANK NA LOC)+/-ss                                  0.30        03/01/2036          1,990,000
       2,385,000  SAN FRANCISCO CA CITY & COUNTY RDA COMMUNITY FACILITIES
                  DISTRICT # 4 (ECONOMIC DEVELOPMENT REVENUE, BANK OF AMERICA
                  NA LOC)+/-ss                                                           0.28        08/01/2031          2,385,000
       7,500,000  SAN FRANCISCO CA CITY & COUNTY RDA FILLMORE CENTER SERIES B1
                  (HOUSING REVENUE, FHLMC INSURED)+/-ss                                  0.33        12/01/2017          7,500,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)

CALIFORNIA MUNICIPAL MONEY MARKET TRUST

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE  MATURITY DATE        VALUE
----------------  ----------------------------------------------------------------  -------------  -------------  ----------------
CALIFORNIA (continued)
$      2,640,000  SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY COMMUNITY
                  FACILITIES DISTRICT # 4 (OTHER REVENUE, BANK OF AMERICA NA
                  LOC)+/-ss                                                              0.27%       08/01/2032   $      2,640,000
       1,240,000  SAN JOSE CA MFHR RAINTREE APARTMENTS SERIES A (MFHR, FNMA
                  INSURED)+/-ss                                                          0.31        02/01/2038          1,240,000
       6,250,000  SAN JOSE CA REDEVELOPMENT AGENCY MERGED AREA REDEVELOPMENT
                  PROJECT SERIES A (PROPERTY TAX REVENUE, JPMORGAN CHASE LOC)+/-ss       0.23        07/01/2026          6,250,000
       2,500,000  SAN LEANDRO CA CARLTON PLAZA SERIES A (MFHR, FNMA INSURED)+/-ss        0.29        09/15/2032          2,500,000
       1,840,000  SANTA ANA CA HEALTH FACILITY REVENUE MULTI-MODEL TOWN &
                  COUNTRY PROJECT BNP PARIBAS (HCFR, DEXIA CREDIT LOCAL DE
                  FRANCE  LOC)+/-ss                                                      0.25        10/01/2020          1,840,000
         995,000  SANTA CLARA CA SUBSERIES B (ELECTRIC REVENUE, DEXIA CREDIT
                  LOCAL DE FRANCE LOC)+/-ss                                              0.30        07/01/2027            995,000
       2,025,000  SEQUOIA CA UNIVERSITY HIGH SCHOOL DISTRICT (OTHER REVENUE,
                  FIRST SECURITY BANK LOC)+/-ss                                          0.29        07/01/2014          2,025,000
       8,600,000  SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY PROJECT (ELECTRIC
                  REVENUE, KBC BANK NV LOC)+/-ss                                         0.26        07/01/2036          8,600,000
       6,730,000  SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY TRANSMISSION
                  PROJECT REVENUE (UTILITIES REVENUE, LLOYDS TSB BANK PLC
                  LOC)+/-ss                                                              0.32        07/01/2019          6,730,000
       2,700,000  TAHOE FOREST CA HOSPITAL DISTRICT REVENUE (HOSPITAL
                  REVENUE)+/-ss                                                          0.30        07/01/2033          2,700,000
       3,440,000  UNIVERSITY OF CALIFORNIA (COLLEGE & UNIVERSITY REVENUE, FIRST
                  SECURITY BANK LOC)+/-ss                                                0.29        05/15/2032          3,440,000
         520,000  UNIVERSITY OF CALIFORNIA SERIES 2475 (OTHER REVENUE, JPMORGAN
                  CHASE LOC)+/-ss                                                        0.29        05/15/2014            520,000
       6,000,000  UPLAND CA COMMUNITY RDA SUNSET RIDGE APARTMENTS (HOUSING
                  REVENUE, EAST WEST BANK LOC)+/-ss                                      0.26        08/01/2037          6,000,000
       2,000,000  WHITTIER CA WHITTIER COLLEGE (COLLEGE & UNIVERSITY REVENUE,
                  BANK OF AMERICA NA LOC)+/-ss                                           0.29        12/01/2038          2,000,000
                                                                                                                       393,141,600
                                                                                                                  ----------------
OTHER: 0.58%
       2,425,000  BRANCH BANKING & TRUST MUNICIPAL TRUST (OTHER REVENUE, FIRST
                  SECURITY BANK LOC)+/-ss                                                0.33        02/01/2027          2,425,000
                                                                                                                  ----------------
PUERTO RICO: 0.66%
         153,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-627A (SALES TAX
                  REVENUE, AMBAC INSURED)+/-ss                                           0.29        08/01/2049            153,000
       2,605,000  PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY
                  SERIES A (FUEL SALES TAX REVENUE, BANK OF NOVA SCOTIA LOC)+/-ss        0.23        07/01/2028          2,605,000
                                                                                                                         2,758,000
                                                                                                                  ----------------
TOTAL MUNICIPAL BONDS & NOTES (COST $398,324,600)                                                                      398,324,600
                                                                                                                  ----------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $416,499,600)*                                                      99.91%                               $    416,499,600
OTHER ASSETS AND LIABILITIES, NET                                             0.09                                         365,009
                                                                            ------                                ----------------
TOTAL NET ASSETS                                                            100.00%                               $    416,864,609
                                                                            ======                                ================

+/-  VARIABLE RATE INVESTMENTS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(q)  CREDIT ENHANCEMENT IS PROVIDED BY A NON-CONTROLLED AFFILIATE.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)

MONEY MARKET TRUST

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE  MATURITY DATE        VALUE
----------------  ---------------------------------------------------------------  -------------  -------------  -----------------
AGENCY NOTES: 0.43%
$      1,000,000  FHLMC+/-                                                             0.23%        09/03/2010   $       1,000,062
       7,000,000  FHLMC+/-ss                                                           0.20         02/02/2012           6,990,568
       1,000,000  FNMA+/-                                                              0.19         07/13/2010             999,931
TOTAL AGENCY NOTES (COST $8,990,561)                                                                                     8,990,561
                                                                                                                 -----------------
BANKERS ACCEPTANCE NOTES: 0.10%
DOMESTIC BANKS: 0.10%
       2,000,000  BANK OF AMERICA NA##                                                 0.32         08/20/2010           1,998,578
TOTAL BANKERS ACCEPTANCE NOTES (COST $1,998,578)                                                                         1,998,578
                                                                                                                 -----------------
CERTIFICATES OF DEPOSIT: 8.49%
       5,000,000  ABBEY NATIONAL TREASURY SERVICES                                     0.34         12/10/2010           5,000,000
      26,000,000  ABBEY NATIONAL TREASURY SERVICES+/-                                  0.37         02/14/2011          26,000,000
       5,000,000  BANK OF MONTREAL                                                     0.28         06/07/2010           5,000,000
       5,000,000  BARCLAYS BANK PLC (NEW YORK)+/-                                      1.00         06/24/2010           5,000,000
      12,000,000  BARCLAYS BANK PLC (NEW YORK)+/-                                      0.83         11/08/2010          12,000,000
      13,000,000  BARCLAYS BANK PLC (NEW YORK)+/-                                      0.59         01/19/2011          13,000,000
       8,000,000  BARCLAYS BANK PLC (NEW YORK)+/-                                      0.66         04/29/2011           8,000,000
       8,000,000  CALYON (NEW YORK)                                                    0.25         06/02/2010           8,000,000
      16,000,000  LLOYDS TSB BANK PLC (NEW YORK)+/-                                    0.57         07/26/2010          16,000,000
      16,000,000  LLOYDS TSB BANK PLC (NEW YORK)+/-                                    0.57         11/12/2010          16,000,000
       7,000,000  NATIXIS (NEW YORK)+/-                                                0.65         02/04/2011           7,000,000
      15,000,000  RABOBANK NEDERLAND NV (NEW YORK)+/-                                  0.34         10/19/2010          15,000,000
       2,000,000  RABOBANK NEDERLAND NV (NEW YORK)+/-ss                                0.28         01/06/2011           2,000,000
       5,000,000  RABOBANK NEDERLAND NV (NEW YORK)+/-                                  0.29         01/07/2011           5,000,000
      19,000,000  ROYAL BANK SCOTLAND PLC (CONNECTICUT)+/-                             0.95         07/16/2010          19,000,000
      14,000,000  SOCIETE GENERALE (NEW YORK)+/-                                       0.65         05/05/2011          14,000,000
       2,000,000  WESTPAC BANKING CORPORATION+/-++                                     0.44         04/19/2011           2,001,965
TOTAL CERTIFICATES OF DEPOSIT (COST $178,001,965)                                                                      178,001,965
                                                                                                                 -----------------
COMMERCIAL PAPER: 49.89%
       3,000,000  ALACHUA COUNTY FL SCHOOL DISTRICT                                    0.34         06/01/2010           3,000,000
       6,000,000  ALACHUA COUNTY FL SCHOOL DISTRICT                                    0.34         06/03/2010           6,000,000
       8,000,000  AMSTEL FUNDING CORPORATION++(p)##                                    0.00         06/01/2010           8,000,000
       6,000,000  AMSTEL FUNDING CORPORATION++(p)##                                    0.43         06/07/2010           5,999,500
       6,000,000  AMSTEL FUNDING CORPORATION++(p)##                                    0.45         06/10/2010           5,999,250
      13,000,000  AMSTEL FUNDING CORPORATION++(p)##                                    0.51         07/30/2010          12,988,921
       2,000,000  AMSTERDAM FUNDING CORPORATION++(p)##                                 0.27         07/08/2010           1,999,424
       7,000,000  AMSTERDAM FUNDING CORPORATION++(p)##                                 0.27         07/14/2010           6,997,659
       6,500,000  AMSTERDAM FUNDING CORPORATION++(p)##                                 0.32         07/21/2010           6,497,160
       1,000,000  AMSTERDAM FUNDING CORPORATION++(p)##                                 0.44         07/27/2010             999,300
       5,100,000  AMSTERDAM FUNDING CORPORATION++(p)##                                 0.46         07/29/2010           5,096,138
       5,000,000  ANGLO IRISH BANK CORPORATION LIMITED++##                             0.00         06/01/2010           5,000,000
       1,000,000  ANTALIS US FUNDING CORPORATION++(p)##                                0.39         06/15/2010             999,837
       5,000,000  ANTALIS US FUNDING CORPORATION++(p)##                                0.41         06/28/2010           4,998,425
       1,000,000  ANTALIS US FUNDING CORPORATION++(p)##                                0.29         07/12/2010             999,658
       2,000,000  ANTALIS US FUNDING CORPORATION++(p)##                                0.29         07/13/2010           1,999,323
       9,000,000  ANZ NATIONAL (INTERNATIONAL) LIMITED+/-++                            0.49         10/20/2010           9,000,000
      16,000,000  ANZ NATIONAL (INTERNATIONAL) LIMITED+/-++                            0.44         01/11/2011          16,000,000
       1,000,000  ARABELLA FINANCE LLC++(p)##                                          0.44         06/15/2010             999,817
       1,000,000  ARABELLA FINANCE LLC++(p)##                                          0.44         06/18/2010             999,783
       4,000,000  ARGENTO VARIABLE  FUNDING LLC++(p)##                                 0.30         06/28/2010           3,999,070
       9,000,000  ARGENTO VARIABLE  FUNDING LLC++(p)##                                 0.33         07/26/2010           8,995,325
       4,000,000  ARGENTO VARIABLE  FUNDING LLC++(p)##                                 0.33         07/27/2010           3,997,884
       3,000,000  ASB FINANCE LIMITED (LONDON)+/-++                                    0.43         12/08/2010           3,000,162

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)

MONEY MARKET TRUST

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE  MATURITY DATE        VALUE
----------------  ---------------------------------------------------------------  -------------  -------------  -----------------
COMMERCIAL PAPER (continued)
$      6,000,000  ASB FINANCE LIMITED (LONDON)+/-++                                    0.47%        12/13/2010   $       6,000,326
       7,000,000  ASB FINANCE LIMITED (LONDON)+/-++                                    0.40         01/10/2011           7,000,000
       7,000,000  ASB FINANCE LIMITED (LONDON)+/-++                                    0.37         01/12/2011           6,999,784
       3,000,000  ASB FINANCE LIMITED (LONDON)++                                       0.43         04/18/2011           3,000,262
       2,000,000  ASPEN FUNDING CORPORATION++(p)##                                     0.23         06/10/2010           1,999,875
       1,000,000  AUTOBAHN FUNDING COMPANY LLC++(p)##                                  0.28         06/16/2010             999,875
       4,000,000  AUTOBAHN FUNDING COMPANY LLC++(p)##                                  0.27         06/28/2010           3,999,160
       1,000,000  AUTOBAHN FUNDING COMPANY LLC++(p)##                                  0.30         07/12/2010             999,647
       1,000,000  AUTOBAHN FUNDING COMPANY LLC++(p)##                                  0.30         07/13/2010             999,638
       1,000,000  AUTOBAHN FUNDING COMPANY LLC++(p)##                                  0.31         07/14/2010             999,618
       1,000,000  BANK OF AMERICA NA##                                                 0.21         06/07/2010             999,960
       1,000,000  BANK OF AMERICA NA##                                                 0.32         08/23/2010             999,262
       4,000,000  BANQUE ET CAISSE##                                                   0.26         07/06/2010           3,998,950
       6,000,000  BANQUE ET CAISSE##                                                   0.27         07/14/2010           5,997,993
       4,000,000  BEETHOVEN FUNDING CORPORATION++(p)##                                 0.28         06/03/2010           3,999,907
       3,000,000  BELMONT FUNDING LLC++(p)##                                           0.24         06/02/2010           2,999,961
       2,000,000  BNZ INTERNATIONAL FUNDING LIMITED++##                                0.25         07/01/2010           1,999,567
       5,000,000  BNZ INTERNATIONAL FUNDING LIMITED++##                                0.26         07/07/2010           4,998,650
       4,000,000  BPCE SA++##                                                          0.29         07/14/2010           3,998,567
       3,000,000  CAFCO LLC++(p)##                                                     0.25         06/17/2010           2,999,653
       2,000,000  CAFCO LLC++(p)##                                                     0.28         07/06/2010           1,999,436
       4,000,000  CAFCO LLC++(p)##                                                     0.38         08/05/2010           3,997,256
       1,000,000  CANCARA ASSET SECURITISATION LIMITED++(p)##                          0.00         06/01/2010           1,000,000
       1,000,000  CANCARA ASSET SECURITISATION LIMITED++(p)##                          0.23         06/10/2010             999,938
       4,000,000  CANCARA ASSET SECURITISATION LIMITED++(p)##                          0.28         06/21/2010           3,999,356
       5,000,000  CANCARA ASSET SECURITISATION LIMITED++(p)##                          0.26         07/07/2010           4,998,650
       3,000,000  CANCARA ASSET SECURITISATION LIMITED++(p)##                          0.26         07/08/2010           2,999,168
      18,000,000  CANCARA ASSET SECURITISATION LIMITED++(p)##                          0.44         07/20/2010          17,990,499
       3,000,000  CANCARA ASSET SECURITISATION LIMITED++(p)##                          0.33         07/30/2010           2,998,328
       3,000,000  CHARIOT FUNDING LLC++(p)##                                           0.23         06/15/2010           2,999,708
      13,900,000  CHARIOT FUNDING LLC++(p)##                                           0.39         07/15/2010          13,893,204
       2,000,000  CHARTA LLC++(p)##                                                    0.28         06/18/2010           1,999,717
       5,000,000  CHARTA LLC++(p)##                                                    0.27         06/25/2010           4,999,067
       2,000,000  CHARTA LLC++(p)##                                                    0.27         07/06/2010           1,999,456
       4,000,000  CHARTA LLC++(p)##                                                    0.29         07/07/2010           3,998,800
       3,000,000  CHARTA LLC++(p)##                                                    0.38         08/05/2010           2,997,942
      15,000,000  CIESCO LLC++(p)##                                                    0.11         06/02/2010          14,999,913
       4,500,000  CIESCO LLC++(p)##                                                    0.31         07/22/2010           4,497,960
       4,000,000  CIESCO LLC++(p)##                                                    0.38         08/05/2010           3,997,256
       6,000,000  CITIBANK CREDIT CARD ISSUANCE TRUST++(p)##                           0.19         06/04/2010           5,999,875
      22,000,000  CITIBANK CREDIT CARD ISSUANCE TRUST++(p)##                           0.27         07/06/2010          21,994,011
       6,579,000  CITIBANK CREDIT CARD ISSUANCE TRUST++(p)##                           0.29         07/07/2010           6,577,086
       2,000,000  CITIBANK CREDIT CARD ISSUANCE TRUST++(p)##                           0.34         07/09/2010           1,999,261
       7,000,000  CLIPPER RECEIVABLES COMPANY++(p)##                                   0.29         07/22/2010           6,997,025
       6,000,000  COMMERZBANK US FINANCE INCORPORATED##                                0.34         06/25/2010           5,998,600
       6,000,000  CONCORD MINUTEMAN CAPITAL COMPANY++(p)##                             0.27         06/03/2010           5,999,867
       1,000,000  CONCORD MINUTEMAN CAPITAL COMPANY++(p)##                             0.40         06/09/2010             999,900
       2,000,000  CONCORD MINUTEMAN CAPITAL COMPANY++(p)##                             0.44         06/16/2010           1,999,608
       6,000,000  CONCORD MINUTEMAN CAPITAL COMPANY++(p)##                             0.46         06/23/2010           5,998,258
       3,000,000  CONCORD MINUTEMAN CAPITAL COMPANY++(p)##                             0.46         06/24/2010           2,999,090
       1,000,000  CONCORD MINUTEMAN CAPITAL COMPANY++(p)##                             0.44         07/06/2010             999,563
      11,000,000  CONCORD MINUTEMAN CAPITAL COMPANY++(p)##                             0.44         07/16/2010          10,993,813
       3,000,000  CONCORD MINUTEMAN CAPITAL COMPANY++(p)##                             0.44         07/22/2010           2,998,088
       2,000,000  CRC FUNDING LLC++(p)##                                               0.13         06/02/2010           1,999,986
       2,000,000  CRC FUNDING LLC++(p)##                                               0.28         07/06/2010           1,999,436
       9,000,000  CRC FUNDING LLC++(p)##                                               0.29         07/12/2010           8,996,925
       4,500,000  CRC FUNDING LLC++(p)##                                               0.31         07/20/2010           4,498,040
       5,000,000  CRC FUNDING LLC++(p)##                                               0.31         07/21/2010           4,997,778
       2,000,000  CROWN POINT CAPITAL COMPANY++(p)##                                   0.27         06/03/2010           1,999,956
       1,000,000  CROWN POINT CAPITAL COMPANY++(p)##                                   0.39         06/07/2010             999,925
       4,000,000  CROWN POINT CAPITAL COMPANY++(p)##                                   0.39         06/08/2010           3,999,650
       1,000,000  CROWN POINT CAPITAL COMPANY++(p)##                                   0.40         06/09/2010             999,900
       6,000,000  CROWN POINT CAPITAL COMPANY++(p)##                                   0.41         06/10/2010           5,999,325

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)

MONEY MARKET TRUST

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE  MATURITY DATE        VALUE
----------------  ---------------------------------------------------------------  -------------  -------------  -----------------
COMMERCIAL PAPER (continued)
$      2,000,000  CROWN POINT CAPITAL COMPANY++(p)##                                   0.44%        06/16/2010   $       1,999,608
       4,000,000  CROWN POINT CAPITAL COMPANY++(p)##                                   0.45         06/21/2010           3,998,956
       2,000,000  CROWN POINT CAPITAL COMPANY++(p)##                                   0.46         06/24/2010           1,999,393
       3,000,000  CROWN POINT CAPITAL COMPANY++(p)##                                   0.44         07/14/2010           2,998,388
       8,000,000  CROWN POINT CAPITAL COMPANY++(p)##                                   0.44         07/22/2010           7,994,900
       6,000,000  DEXIA DELAWARE##                                                     0.00         06/01/2010           6,000,000
      14,000,000  DEXIA DELAWARE##                                                     0.30         06/04/2010          13,999,533
       3,000,000  EBBETS FUNDING LLC++(p)##                                            0.47         06/17/2010           2,999,333
       6,000,000  EBBETS FUNDING LLC++(p)##                                            0.49         06/18/2010           5,998,527
       1,000,000  ELYSIAN FUNDING LLC++(p)##                                           0.50         06/21/2010             999,711
       2,000,000  ELYSIAN FUNDING LLC++(p)##                                           0.53         06/22/2010           1,999,358
       1,000,000  ERASMUS CAPITAL CORPORATION++(p)##                                   0.17         06/02/2010             999,991
       8,000,000  ERASMUS CAPITAL CORPORATION++(p)##                                   0.32         06/08/2010           7,999,502
       1,750,000  FAIRWAY FINANCE CORPORATION++(p)##                                   0.25         07/07/2010           1,749,545
      13,900,000  FALCON ASSET SECURITIZATION COMPANY LLC++(p)##                       0.39         07/15/2010          13,893,204
       1,000,000  GOTHAM FUNDING CORPORATION++(p)##                                    0.00         06/01/2010           1,000,000
       3,000,000  GOTHAM FUNDING CORPORATION++(p)##                                    0.22         06/04/2010           2,999,928
      17,000,000  GOVCO LLC++(p)##                                                     0.24         06/11/2010          16,998,772
       8,000,000  GOVCO LLC++(p)##                                                     0.26         06/24/2010           7,998,621
       3,000,000  GOVCO LLC++(p)##                                                     0.26         06/28/2010           2,999,393
       3,000,000  GOVCO LLC++(p)##                                                     0.31         07/21/2010           2,998,667
       4,000,000  GRAMPIAN FUNDING LLC++(p)##                                          0.31         06/09/2010           3,999,689
       9,000,000  GRAMPIAN FUNDING LLC++(p)##                                          0.27         06/14/2010           8,999,058
       1,000,000  GRAMPIAN FUNDING LLC++(p)##                                          0.30         07/12/2010             999,647
      11,000,000  GRAMPIAN FUNDING LLC++(p)##                                          0.31         07/16/2010          10,995,600
       5,000,000  GRAMPIAN FUNDING LLC++(p)##                                          0.31         07/21/2010           4,997,778
       5,000,000  GRAMPIAN FUNDING LLC++(p)##                                          0.46         07/23/2010           4,996,606
         500,000  ICICI BANK LIMITED (BAHRAIN)##                                       0.49         07/15/2010             499,694
       2,000,000  ICICI BANK LIMITED (BAHRAIN)##                                       0.44         08/04/2010           1,998,400
       5,000,000  ICICI BANK LIMITED (BAHRAIN)##                                       0.49         08/05/2010           4,995,486
       6,000,000  INTESA FUNDING LLC##                                                 0.23         06/18/2010           5,999,320
      13,900,000  JUPITER SECURITIES COMPANY LLC++(p)##                                0.39         07/13/2010          13,893,513
      30,000,000  KFW++##                                                              0.25         07/07/2010          29,992,350
       2,000,000  LEGACY CAPITAL COMPANY++(p)##                                        0.45         06/21/2010           1,999,478
       4,000,000  LEGACY CAPITAL COMPANY++(p)##                                        0.44         07/14/2010           3,997,850
       4,000,000  LEXINGTON PARKER CAPITAL++(p)##                                      0.34         06/04/2010           3,999,850
       3,000,000  LEXINGTON PARKER CAPITAL++(p)##                                      0.39         06/08/2010           2,999,738
       1,000,000  LEXINGTON PARKER CAPITAL++(p)##                                      0.44         06/16/2010             999,804
       1,000,000  LEXINGTON PARKER CAPITAL++(p)##                                      0.46         06/24/2010             999,697
      19,000,000  LEXINGTON PARKER CAPITAL++(p)##                                      0.44         07/06/2010          18,991,688
      11,000,000  LEXINGTON PARKER CAPITAL++(p)##                                      0.44         07/16/2010          10,993,813
       2,000,000  LEXINGTON PARKER CAPITAL++(p)##                                      0.44         07/20/2010           1,998,775
       2,000,000  LMA AMERICAS LLC++(p)##                                              0.35         06/14/2010           1,999,726
         550,000  LMA AMERICAS LLC++(p)##                                              0.44         07/19/2010             549,670
       2,000,000  LMA AMERICAS LLC++(p)##                                              0.44         07/20/2010           1,998,776
       1,000,000  LOUIS DREYFUS CORPORATION##                                          0.39         07/30/2010             999,344
       5,000,000  MATCHPOINT MASTER TRUST++(p)##                                       0.26         07/07/2010           4,998,650
      15,500,000  MONT BLANC CAPITAL CORPORATION++(p)##                                0.19         06/09/2010          15,499,227
       2,000,000  NATEXIS BANQUES POPULAIRES##                                         0.32         07/14/2010           1,999,212
       4,000,000  NATIONWIDE BUILDING SOCIETY++##                                      0.29         07/08/2010           3,998,767
      13,000,000  NATIONWIDE BUILDING SOCIETY++##                                      0.34         08/16/2010          12,989,022
       5,000,000  NIEUW AMSTERDAM RECEIVABLES++(p)##                                   0.00         06/01/2010           5,000,000
       1,000,000  NIEUW AMSTERDAM RECEIVABLES++(p)##                                   0.14         06/02/2010             999,993
       1,000,000  OAKLAND-ALAMEDA COUNTY                                               0.34         06/01/2010           1,000,000
       2,000,000  OLD LINE FUNDING LLC++(p)##                                          0.25         07/06/2010           1,999,494
       2,250,000  OLD LINE FUNDING LLC++(p)##                                          0.25         07/07/2010           2,249,415
      15,000,000  OLD LINE FUNDING LLC++(p)##                                          0.25         07/15/2010          14,995,233
       5,000,000  PRUDENTIAL PLC++##                                                   0.00         06/01/2010           5,000,000
       2,000,000  PRUDENTIAL PLC++##                                                   0.20         06/02/2010           1,999,978
       2,000,000  PRUDENTIAL PLC++##                                                   0.26         06/03/2010           1,999,957
       4,000,000  PRUDENTIAL PLC++##                                                   0.41         06/14/2010           3,999,364
      15,000,000  RHEIN-MAIN SECURITY LIMITED++(p)##                                   0.26         06/07/2010          14,999,250
       1,000,000  RHEIN-MAIN SECURITY LIMITED++(p)##                                   0.40         06/14/2010             999,845

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)

MONEY MARKET TRUST

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE  MATURITY DATE        VALUE
----------------  ---------------------------------------------------------------  -------------  -------------  -----------------
COMMERCIAL PAPER (continued)
$      1,450,000  RHEIN-MAIN SECURITY LIMITED++(p)##                                   0.41%        06/17/2010   $       1,449,723
       1,000,000  RHEIN-MAIN SECURITY LIMITED++(p)##                                   0.44         06/18/2010             999,783
       3,000,000  RHEIN-MAIN SECURITY LIMITED++(p)##                                   0.30         06/25/2010           2,999,380
       6,000,000  RHEINGOLD SECURITIZATION++(p)##                                      0.31         06/15/2010           5,999,230
       3,300,000  RHEINGOLD SECURITIZATION++(p)##                                      0.30         06/22/2010           3,299,403
       1,500,000  RHEINGOLD SECURITIZATION++(p)##                                      0.30         06/30/2010           1,499,625
       2,000,000  RHEINGOLD SECURITIZATION++(p)##                                      0.32         07/15/2010           1,999,194
       1,000,000  ROMULUS FUNDING CORPORATION++(p)##                                   0.00         06/01/2010           1,000,000
       1,000,000  ROMULUS FUNDING CORPORATION++(p)##                                   0.19         06/02/2010             999,990
       9,000,000  ROMULUS FUNDING CORPORATION++(p)##                                   0.23         06/04/2010           8,999,775
       1,000,000  ROMULUS FUNDING CORPORATION++(p)##                                   0.48         06/22/2010             999,708
      11,000,000  ROYAL KPN NV++(p)##                                                  0.00         06/01/2010          11,000,000
       2,000,000  ROYAL PARK INVESTMENT FUNDING CORPORATION++(p)##                     0.24         06/23/2010           1,999,694
       6,500,000  ROYAL PARK INVESTMENT FUNDING CORPORATION++(p)##                     0.24         06/25/2010           6,498,917
       4,000,000  ROYAL PARK INVESTMENT FUNDING CORPORATION++(p)##                     0.24         07/06/2010           3,999,028
      11,000,000  ROYAL PARK INVESTMENT FUNDING CORPORATION++(p)##                     0.25         07/08/2010          10,997,117
       1,000,000  ROYAL PARK INVESTMENT FUNDING CORPORATION++(p)##                     0.28         07/14/2010             999,654
       4,000,000  ROYAL PARK INVESTMENT FUNDING CORPORATION++(p)##                     0.29         07/16/2010           3,998,500
         500,000  SALISBURY RECEIVABLES COMPANY++(p)##                                 0.18         06/03/2010             499,993
       2,000,000  SALISBURY RECEIVABLES COMPANY++(p)##                                 0.23         06/11/2010           1,999,861
         500,000  SALISBURY RECEIVABLES COMPANY++(p)##                                 0.40         07/12/2010             499,767
       9,000,000  SANTANDER CENTRAL HISPANO FINANCE (DELAWARE) INCORPORATED##          0.56         06/15/2010           8,997,900
       7,000,000  SCALDIS CAPITAL LLC++(p)##                                           0.14         06/02/2010           6,999,946
       1,000,000  SCALDIS CAPITAL LLC++(p)##                                           0.33         06/09/2010             999,918
       7,000,000  SCALDIS CAPITAL LLC++(p)##                                           0.34         06/11/2010           6,999,271
       3,000,000  SCALDIS CAPITAL LLC++(p)##                                           0.39         06/17/2010           2,999,453
       1,000,000  SCALDIS CAPITAL LLC++(p)##                                           0.29         07/13/2010             999,650
      10,000,000  SCALDIS CAPITAL LLC++(p)##                                           0.30         07/16/2010           9,996,125
       2,000,000  SCALDIS CAPITAL LLC++(p)##                                           0.33         07/20/2010           1,999,074
       5,000,000  SCALDIS CAPITAL LLC++(p)##                                           0.33         07/26/2010           4,997,403
      12,000,000  SOCIETE GENERALE NA##                                                0.29         07/30/2010          11,994,297
       8,000,000  SOLITAIRE FUNDING LLC++(p)##                                         0.25         06/11/2010           7,999,378
       5,000,000  SOLITAIRE FUNDING LLC++(p)##                                         0.30         07/22/2010           4,997,804
       3,000,000  STRAIGHT A FUNDING LLC++(p)##                                        0.23         06/16/2010           2,999,700
       1,000,000  STRAIGHT A FUNDING LLC++(p)##                                        0.24         07/01/2010             999,792
       2,000,000  SURREY FUNDING CORPORATION++(p)##                                    0.22         06/04/2010           1,999,952
       2,000,000  SURREY FUNDING CORPORATION++(p)##                                    0.25         06/07/2010           1,999,903
         600,000  SURREY FUNDING CORPORATION++(p)##                                    0.43         07/12/2010             599,699
       2,000,000  SURREY FUNDING CORPORATION++(p)##                                    0.30         07/23/2010           1,999,104
       1,000,000  SURREY FUNDING CORPORATION++(p)##                                    0.34         07/28/2010             999,446
       4,000,000  SWEDBANK AG SERIES++##                                               0.00         06/01/2010           4,000,000
       4,000,000  SWEDBANK AG SERIES++##                                               0.14         06/02/2010           3,999,970
       3,000,000  TASMAN FUNDING INCORPORATED++(p)##                                   0.31         07/12/2010           2,998,907
       4,000,000  TASMAN FUNDING INCORPORATED++(p)##                                   0.31         07/14/2010           3,998,471
       4,000,000  THAMES ASSET GLOBAL SECURITIZATION # 1 INCORPORATED++(p)##           0.29         06/04/2010           3,999,873
      11,000,000  THAMES ASSET GLOBAL SECURITIZATION # 1 INCORPORATED++(p)##           0.21         06/07/2010          10,999,553
       2,000,000  THAMES ASSET GLOBAL SECURITIZATION # 1 INCORPORATED++(p)##           0.27         06/24/2010           1,999,642
       2,000,000  THAMES ASSET GLOBAL SECURITIZATION # 1 INCORPORATED++(p)##           0.29         07/15/2010           1,999,267
       2,000,000  THAMES ASSET GLOBAL SECURITIZATION # 1 INCORPORATED++(p)##           0.30         07/19/2010           1,999,173
       2,000,000  THAMES ASSET GLOBAL SECURITIZATION # 1 INCORPORATED++(p)##           0.26         06/18/2010           1,999,745
       1,000,000  THUNDER BAY FUNDING LLC++(p)##                                       0.25         06/22/2010             999,848
       2,250,000  THUNDER BAY FUNDING LLC++(p)##                                       0.25         07/07/2010           2,249,415
       2,000,000  THUNDER BAY FUNDING LLC++(p)##                                       0.26         07/12/2010           1,999,385
       1,000,000  TICONDEROGA FUNDING LLC++(p)##                                       0.26         06/24/2010             999,828
       1,000,000  TICONDEROGA FUNDING LLC++(p)##                                       0.26         06/25/2010             999,820
       4,000,000  TICONDEROGA FUNDING LLC++(p)##                                       0.27         07/06/2010           3,998,911
       4,000,000  TOYOTA MOTOR CREDIT CORPORATION##                                    0.34         06/29/2010           3,998,911
       4,000,000  TOYOTA MOTOR CREDIT CORPORATION##                                    0.34         07/01/2010           3,998,833
      10,000,000  UNICREDIT DELAWARE++##                                               0.31         07/01/2010           9,997,333
       5,000,000  UNICREDIT DELAWARE++##                                               0.39         08/05/2010           4,996,389
      14,000,000  UNICREDIT US FINANCE INCORPORATION++##                               0.33         07/02/2010          13,995,901
       3,000,000  VERSAILLES LLC++(p)##                                                0.37         06/14/2010           2,999,567
       1,000,000  VERSAILLES LLC++(p)##                                                0.29         06/23/2010             999,817

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)

MONEY MARKET TRUST

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE  MATURITY DATE        VALUE
----------------  ---------------------------------------------------------------  -------------  -------------  -----------------
COMMERCIAL PAPER (continued)
$      6,000,000  VICTORY RECEIVABLES CORPORATION++(p)##                               0.00%        06/01/2010   $       6,000,000
       5,000,000  VICTORY RECEIVABLES CORPORATION++(p)##                               0.22         06/04/2010           4,999,879
       8,000,000  WESTPAC SECURITIES NZ LIMITED+/-++                                   0.55         08/20/2010           8,000,000
       8,000,000  WESTPAC SECURITIES NZ LIMITED+/-++                                   0.42         11/05/2010           8,000,000
       7,000,000  WINDMILL FUNDING CORPORATION++(p)##                                  0.27         07/07/2010           6,998,040
       2,000,000  WINDMILL FUNDING CORPORATION++(p)##                                  0.26         07/14/2010           1,999,355
       1,000,000  WINDMILL FUNDING CORPORATION++(p)##                                  0.32         07/20/2010             999,551
       2,000,000  WINDMILL FUNDING CORPORATION++(p)##                                  0.44         07/23/2010           1,998,700
       5,600,000  WINDMILL FUNDING CORPORATION++(p)##                                  0.46         07/29/2010           5,595,760
TOTAL COMMERCIAL PAPER (COST $1,046,351,999)                                                                         1,046,351,999
                                                                                                                 -----------------
CORPORATE BONDS & NOTES: 4.22%
       1,435,000  ACTS RETIREMENT LIFE COMMUNITIES INCORPORATED+/-ss                   0.32         11/15/2029           1,435,000
      23,000,000  BANK OF AMERICA CORPORATION+/-ss                                     1.07         12/02/2011          23,304,139
       1,000,000  BANK OF SCOTLAND PLC+/-++                                            0.31         12/08/2010             998,176
      10,000,000  BERKSHIRE HATHAWAY INCORPORATED+/-                                   0.35         02/10/2011          10,000,343
       7,000,000  CITIBANK NA+/-                                                       0.34         09/30/2010           7,000,000
      20,000,000  COMMONWEALTH BANK (AUSTRALIA)+/-++                                   0.35         06/04/2010          20,000,000
       9,000,000  COMMONWEALTH BANK (AUSTRALIA)+/-++                                   0.38         06/24/2010           9,000,000
         957,000  GBG LLC+/-++ss                                                       0.35         09/01/2027             957,000
       5,000,000  GENERAL ELECTRIC CAPITAL CORPORATION+/-ss                            1.18         12/09/2011           5,076,196
       1,000,000  JPMORGAN CHASE & COMPANY+/-                                          0.55         05/16/2011           1,000,773
       1,955,000  LTF REAL ESTATE VRDN I LLC+/-++ss                                    0.37         06/01/2033           1,955,000
       1,000,000  MORGAN STANLEY+/-ss                                                  1.10         12/01/2011           1,013,658
       6,000,000  PNC FUNDING CORPORATION+/-                                           0.55         06/22/2011           6,021,080
         700,000  SEARIVER MARITIME INCORPORATED+/-ss(i)                               0.55         10/01/2011             700,000
TOTAL CORPORATE BONDS & NOTES (COST $88,461,365)                                                                        88,461,365
                                                                                                                 -----------------
MEDIUM TERM NOTES: 0.67%
       4,000,000  EKSPORTFINANS ASA+/-                                                 0.70         06/11/2010           4,000,000
       5,000,000  EKSPORTFINANS ASA+/-                                                 0.43         09/22/2010           5,000,000
       5,000,000  US BANCORP+/-                                                        0.65         06/04/2010           5,000,189
TOTAL MEDIUM TERM NOTES (COST $14,000,189)                                                                              14,000,189
                                                                                                                 -----------------
MUNICIPAL BONDS & NOTES: 12.41%
       7,900,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION CALIFORNIA
                  JEWISH HOME SAN FRANCISCO (OTHER REVENUE, ALLIED IRISH BANK
                  PLC LOC)+/-ss                                                        1.15         11/15/2035           7,900,000
       5,000,000  ARIZONA SPORTS & TOURISM AUTHORITY MULTIPURPOSE STADIUM
                  (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss                      2.00         07/01/2036           5,000,000
       2,000,000  BERKELEY COUNTY SC EXEMPT FACILITIES BP AMOCO CHEMICAL
                  COMPANY PROJECT (IDR)+/-ss                                           0.30         05/01/2038           2,000,000
       2,500,000  BEXAR COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                  SERIES A (HOSPITAL REVENUE, JPMORGAN CHASE BANK LOC)+/-ss            0.31         12/01/2032           2,500,000
       2,000,000  CALCASIEU PARISH LA INCORPORATED INDUSTRIAL DEVELOPMENT BOARD
                  ENVIRONMENTAL REVENUE CITGO PETROLEUM CORPORATION (IDR,
                  NATIXIS LOC)+/-ss                                                    0.27         07/01/2026           2,000,000
       5,000,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY (COLLEGE &
                  UNIVERSITY REVENUE, BANK OF AMERICA NA LOC)+/-ss                     0.28         10/01/2043           5,000,000
       2,500,000  CALIFORNIA MUNICIPAL FINANCE AUTHORITY ALLIED WASTE NORTH
                  AMERICA SERIES A (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-ss        0.31         07/01/2024           2,500,000
       8,000,000  CALIFORNIA PCFA PG&E SERIES B (IDR, JPMORGAN CHASE BANK
                  LOC)+/-ss                                                            0.26         11/01/2026           8,000,000
       1,480,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C 7
                  (ELECTRIC REVENUE, AGM INSURED)+/-ss                                 0.32         05/01/2022           1,480,000
       1,000,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C1 (POWER
                  REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)+/-ss                      0.32         05/01/2022           1,000,000
       1,550,000  CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G 6 (WATER
                  REVENUE, AGM INSURED)+/-ss                                           0.27         05/01/2017           1,550,000
       2,000,000  CALIFORNIA STATE ECONOMIC RECOVERY (OTHER REVENUE, BANK OF
                  AMERICA NA LOC)+/-ss                                                 0.26         07/01/2023           2,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)

MONEY MARKET TRUST

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE  MATURITY DATE        VALUE
----------------  ---------------------------------------------------------------  -------------  -------------  -----------------
MUNICIPAL BONDS & NOTES (continued)
$      1,000,000  CALIFORNIA STATE SERIES B-2 (OTHER REVENUE, SOCIETE GENERALE
                  LOC)+/-ss                                                            0.23%        05/01/2040   $       1,000,000
       3,930,000  CALIFORNIA STATEWIDE CDA AZUSA PACIFIC UNIVERSITY PROJECT
                  (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss       1.75         04/01/2039           3,930,000
       2,500,000  CALIFORNIA STATEWIDE CDA PRAVILLIONS APARTMENTS SERIES M
                  (MFHR, FNMA INSURED)+/-ss                                            0.28         08/15/2034           2,500,000
       1,000,000  CAMARILLO CA MFHR HACIENDA DE CAMARILLO PROJECT (MFHR, FNMA
                  INSURED)+/-ss                                                        0.27         10/15/2026           1,000,000
       1,000,000  CITY OF CAPE CORAL FL (OTHER REVENUE)                                0.35         06/01/2010           1,000,000
       5,000,000  CLARKSVILLE TN PUBLIC BUILDING AUTHORITY TENNESSEE MUNICIPAL
                  BUILDING FUND (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-ss           0.27         02/01/2038           5,000,000
       2,815,000  CLARKSVILLE TN PUBLIC BUILDING AUTHORITY TENNESSEE MUNICIPAL
                  BUILDING FUND (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-ss           0.27         11/01/2035           2,815,000
       4,800,000  CLEVELAND-CUYAHOGA COUNTY OH PORT AUTHORITY CARNEGIE 89
                  GARAGE PROJECT (OTHER REVENUE, JPMORGAN CHASE BANK LOC)+/-ss         0.27         01/01/2037           4,800,000
       2,922,000  COLORADO HOUSING & FINANCE AUTHORITY CLASS I-B1 (HOUSING
                  REVENUE, GO OF AUTHORITY INSURED)+/-ss                               0.40         10/01/2038           2,922,000
       5,990,000  COLORADO HOUSING & FINANCE AUTHORITY TAXABLE MULTIFAMILY
                  PROJECT B II (HOUSING REVENUE, FNMA INSURED)+/-ss                    0.30         05/01/2049           5,990,000
       1,000,000  CONTRA COSTA COUNTY CA CREEKVIEW APARTMENTS SERIES B (MFHR,
                  FHLMC INSURED)+/-ss                                                  0.26         07/01/2036           1,000,000
         600,000  COOK COUNTY IL (OTHER REVENUE, HARRIS TRUST SAVINGS BANK
                  LOC)+/-ss                                                            0.35         11/01/2030             600,000
         400,000  COOK COUNTY IL (OTHER REVENUE, NORTHERN TRUST CORPORATION
                  LOC)+/-ss                                                            0.35         11/01/2030             400,000
      13,000,000  DENVER CO CITY & COUNTY SCHOOL DISTRICT TAXABLE SERIES A
                  (LEASE REVENUE, AGM INSURED)+/-ss                                    0.45         12/15/2037          13,000,000
       3,000,000  DISTRICT OF COLUMBIA THE AMERICAN UNIVERSITY (MISCELLANEOUS
                  REVENUE, PNC BANK NA LOC)+/-ss                                       0.24         04/01/2038           3,000,000
       1,000,000  DOYLESTOWN PA HOSPITAL AUTHORITY SERIES B (HFFA, PNC BANK NA
                  LOC)+/-ss                                                            0.24         07/01/2037           1,000,000
       2,000,000  ESCAMBIA COUNTY FL HEALTH FACILITIES AUTHORITY AZALEA TRACE
                  INCORPORATED SERIES B (HCFR, BANK OF AMERICA NA LOC)+/-ss            0.28         11/15/2029           2,000,000
       2,000,000  GULF COAST TX WASTE DISPOSAL ENVIRONMENTAL FACILITIES
                  AUTHORITY AMOCO OIL COMPANY PROJECT (RESOURCE RECOVERY
                  REVENUE)+/-ss                                                        0.30         01/01/2026           2,000,000
       1,000,000  HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                  BAYLOR COLLEGE MEDICINE SERIES B (COLLEGE & UNIVERSITY
                  REVENUE, JPMORGAN CHASE BANK LOC)+/-ss                               0.28         11/15/2047           1,000,000
       1,000,000  HARRIS COUNTY TX INDUSTRIAL DEVELOPMENT CORPORATION SOLID
                  WASTE DISPOSAL (IDR)+/-ss                                            0.33         03/01/2023           1,000,000
       6,110,000  HARRISONBURG VA HOUSING & REDEVELOPMENT MFHR TANGLEWOOD
                  SERIES A (HOUSING REVENUE, BANK OF AMERICA NA LOC)+/-ss              0.32         05/01/2026           6,110,000
       2,000,000  ILLINOIS FINANCE AUTHORITY PROVENA HEALTH SERIES B (HOSPITAL
                  REVENUE, JPMORGAN CHASE BANK LOC)+/-ss                               0.28         08/15/2044           2,000,000
       1,000,000  INDIANAPOLIS IN LOCAL PUBLIC IMPROVEMENT BOND BANK (OTHER
                  REVENUE, FSA INSURED)+/-ss                                           0.27         01/01/2036           1,000,000
      11,000,000  KENTUCKY INCORPORATED PUBLIC ENERGY AUTHORITY SERIES A (OTHER
                  REVENUE, SOCIETE GENERALE LOC)+/-ss                                  0.75         08/01/2016          11,000,000
         293,000  KING COUNTY WA HOUSING AUTHORITY SERIES A (HOUSING REVENUE,
                  FHLMC INSURED)+/-ss                                                  0.30         07/01/2035             293,000
      15,000,000  LOS ANGELES AIRPORT DEVELOPMENT SERIES C (AIRPORT REVENUE,
                  CITIBANK NA LOC)##                                                   0.31         07/01/2010          14,996,000
         800,000  LOS ANGELES CA COMMUNITY RDA ACADEMY VILLAGE APARTMENTS
                  (HOUSING REVENUE, FHLMC INSURED)+/-ss                                0.29         10/01/2019             800,000
       3,000,000  LOS ANGELES COUNTY CA HOUSING AUTHORITY MFHR BONDS (HOUSING
                  REVENUE, FHLMC INSURED)+/-ss                                         0.30         09/01/2030           3,000,000
       1,475,000  MASSACHUSETTS DEVELOPMENT FINANCE AGENCY BABSON COLLEGE B
                  (OTHER REVENUE, CITIBANK NA LOC)+/-ss                                0.33         10/01/2031           1,475,000
       4,000,000  MASSACHUSETTS STATE HEFA CHILDREN'S HOSPITAL SERIES N-3
                  (HOSPITAL REVENUE, JPMORGAN CHASE BANK LOC)+/-ss                     0.27         10/01/2048           4,000,000
       2,000,000  MASSACHUSETTS STATE HEFA SOUTHCOAST HEALTH OBLIGATION SERIES D
                  (HOSPITAL REVENUE, JPMORGAN CHASE BANK LOC)+/-ss                     0.26         10/01/2049           2,000,000
       2,000,000  MASSACHUSETTS STATE HEFA TUFTS UNIVERSITY SERIES J-2
                  (HOSPITAL REVENUE, JPMORGAN CHASE BANK LOC)+/-ss                     0.28         07/01/2044           2,000,000
       3,000,000  METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN
                  WEATHERLY RIDGE APARTMENTS (HOUSING REVENUE, US BANK NA
                  LOC)+/-ss                                                            0.32         12/01/2041           3,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)

MONEY MARKET TRUST

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE  MATURITY DATE        VALUE
----------------  ---------------------------------------------------------------  -------------  -------------  -----------------
MUNICIPAL BONDS & NOTES (continued)
$      3,000,000  MIDLOTHIAN TX INDUSTRIAL DEVELOPMENT CORPORATION (IDR, UBS AG
                  LOC)+/-ss                                                            0.25%        08/01/2034   $       3,000,000
      12,065,000  MISSISSIPPI STATE TAXABLE NISSAN PROJECT A (OTHER REVENUE,
                  BANK OF AMERICA NA LOC)+/-ss                                         0.33         11/01/2028          12,064,489
       5,670,000  MONTGOMERY COUNTY TN COUNTY LOAN POOL (OTHER REVENUE, BANK OF
                  AMERICA NA LOC)+/-ss                                                 0.27         02/01/2036           5,670,000
       5,000,000  MONTGOMERY COUNTY TN PUBLIC BUILDING AUTHORITY POOLED
                  FINANCING LOAN POOL (OTHER REVENUE, BANK OF AMERICA NA
                  LOC)+/-ss                                                            0.28         07/01/2038           5,000,000
       1,000,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY FACILITIES
                  CONSTRUCTION SERIES R1 (OTHER REVENUE, BANK OF NOVA SCOTIA
                  LOC)+/-ss                                                            0.24         09/01/2031           1,000,000
       2,000,000  NEW JERSEY HEALTH CARE FACILITIES FINANCING AUTHORITY
                  PRINCETON HEALTHCARE SERIES A (HCFR, BANK OF AMERICA NA
                  LOC)+/-ss                                                            0.27         07/01/2041           2,000,000
       3,870,000  NEW JERSEY STATE HOUSING & MORTGAGE FINANCE AGENCY TAXABLE
                  SERIES 4 (HOUSING REVENUE, DEXIA CREDIT LOCAL DE FRANCE
                  LOC)+/-ss                                                            0.40         11/01/2037           3,870,000
       3,000,000  NEW JERSEY STATE TURNPIKE AUTHORITY SERIES D (TOLLS ROAD
                  REVENUE, NATL-RE INSURED, SOCIETE GENERALE LOC)+/-ss                 0.33         01/01/2018           3,000,000
       1,000,000  NEW YORK CITY MUNICIPAL WATER FINANCE AUTHORITY (WATER &
                  SEWER REVENUE, BANK OF NOVA SCOTIA LOC)+/-ss                         0.25         06/15/2038           1,000,000
       2,000,000  NEW YORK CITY MUNICIPAL WATER FINANCE AUTHORITY (WATER &
                  WASTEWATER AUTHORITY REVENUE, FORTIS BANQUE LOC)+/-ss                0.22         06/15/2034           2,000,000
       2,000,000  NEW YORK CITY MUNICIPAL WATER FINANCE VARIOUS SUBORDINATED
                  SERIES B3 (WATER REVENUE, BANK OF AMERICA NA LOC)+/-ss               0.25         06/15/2025           2,000,000
       1,000,000  NEW YORK METROPOLITAN TRANSPORTATION AUTHORITY
                  (TRANSPORTATION REVENUE, FIRST SECURITY BANK LOC)+/-++ss             0.31         11/15/2025           1,000,000
       2,000,000  NEW YORK NY CITY INDUSTRIAL DEVELOPMENT AGENCY ONE BRYANT
                  PARK LLC (IDR, BANK OF AMERICA NA & CITIBANK NA LOC)+/-ss            0.28         11/01/2039           2,000,000
       3,000,000  NEW YORK NY CITY TRANSITIONAL FINANCING AUTHORITY CLASS A
                  (OTHER REVENUE, FGIC INSURED)+/-ss                                   0.30         07/15/2036           3,000,000
       3,000,000  NEW YORK NY IDA SERIES B (IDR, BANK OF AMERICA NA LOC)+/-ss          0.25         11/01/2039           3,000,000
       7,175,000  NORTH DAKOTA STATE HFA SERIES B (HOUSING REVENUE, GO OF
                  AUTHORITY INSURED)+/-ss                                              0.38         07/01/2038           7,175,000
       3,460,000  OHIO STATE HFA RESIDENTIAL MANAGEMENT TAXABLE SERIES I
                  (HOUSING REVENUE, GNMA INSURED)+/-ss                                 0.34         09/01/2039           3,460,000
       6,186,000  OHIO STATE HFA RESIDENTIAL MORTGAGE SECURITIES PROGRAM
                  (HOUSING REVENUE, GNMA INSURED)+/-ss                                 0.34         09/01/2029           6,186,000
         985,000  PALM BEACH COUNTY FL PINE CREST PREPARATORY (PRIVATE SCHOOL
                  REVENUE, BANK OF AMERICA NA LOC)+/-ss                                0.30         06/01/2032             985,000
       5,190,000  PASADENA CA COP SERIES A (LEASE REVENUE, BANK OF AMERICA NA
                  LOC)+/-ss                                                            0.28         02/01/2035           5,190,000
         500,000  PORT ARTHUR TX NAVIGATION DISTRICT MOTIVA ENTERPRISES SERIES
                  C (OTHER REVENUE)+/-ss                                               0.28         12/01/2039             500,000
       1,000,000  PORT ARTHUR TX NAVY DISTRICT ENVIRONMENTAL FACILITIES MOTIVA
                  ENTERPRISES SERIES A  (OTHER REVENUE)+/-ss                           0.28         06/01/2040           1,000,000
       1,000,000  PORT ARTHUR TX NAVY DISTRICT ENVIRONMENTAL FACILITIES MOTIVA
                  ENTERPRISES SERIES B (OTHER REVENUE)+/-ss                            0.28         06/01/2040           1,000,000
       1,000,000  RAMSEY COUNTY MN HOUSING & REDEVELOPMENT MFHR GATEWAY
                  APARTMENTS LP SERIES A (HOUSING REVENUE, LASALLE NATIONAL
                  BANK NA LOC)+/-ss                                                    0.36         10/01/2038           1,000,000
       1,000,000  RIVERSIDE CA COP (LEASE REVENUE, BANK OF AMERICA NA LOC)+/-ss        0.28         03/01/2037           1,000,000
       6,400,000  RIVERSIDE CA SERIES C (ELECTRIC REVENUE, BANK OF AMERICA NA
                  LOC)+/-ss                                                            0.28         10/01/2035           6,400,000
       2,000,000  SACRAMENTO COUNTY CA HOUSING AUTHORITY NATOMAS PARK
                  APARTMENTS ISSUE B (HOUSING REVENUE, FNMA INSURED)+/-ss              0.27         07/15/2035           2,000,000
       1,000,000  SAN DIEGO CA HFA MFHR STRATTON APARTMENTS PROJECT SERIES A
                  (HOUSING REVENUE, FNMA INSURED)+/-ss                                 0.27         01/15/2033           1,000,000
       1,000,000  SAN DIEGO CA HOUSING AUTHORITY MFHR HILLSIDE GARDEN
                  APARTMENTS SERIES B (HOUSING REVENUE, FNMA INSURED)+/-ss             0.26         01/15/2035           1,000,000
       1,000,000  SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY (MFHR,
                  FNMA INSURED)+/-ss                                                   0.29         06/15/2034           1,000,000
       1,500,000  SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY COMMUNITY
                  FACILITIES DISTRICT # 4 (OTHER REVENUE, BANK OF AMERICA NA
                  LOC)+/-ss                                                            0.27         08/01/2032           1,500,000
       1,100,000  SAN JOSE CA INTERNATIONAL AIRPORT SERIES U (OTHER REVENUE)           0.29         06/02/2010           1,100,000
      11,000,000  SOUTHEAST ALABAMA GAS DISTRICT ALABAMA REVENUE SUPPLY PROJECT
                  SERIES A (IDR, SOCIETE GENERALE SPA)+/-ss                            0.30         08/01/2027          11,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)

MONEY MARKET TRUST

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE  MATURITY DATE        VALUE
----------------  ---------------------------------------------------------------  -------------  -------------  -----------------
MUNICIPAL BONDS & NOTES (continued)
$      2,625,000  SWEETWATER COUNTY WY PACIFIC CORPORATION PROJECT SERIES A
                  (PCR, BARCLAYS BANK PLC LOC)+/-ss                                    0.26%        07/01/2015   $       2,625,000
       1,500,000  TEXAS STATE TAXABLE PRODUCT DEVELOPMENT PROGRAM SERIES A
                  (OTHER REVENUE, NATIONAL AUSTRALIA BANK SPA)+/-ss                    0.35         06/01/2045           1,500,000
       1,000,000  TYLER TX HEALTH FACILITIES DEVELOPMENT CORPORATION MOTHER
                  FRANCES HOSPITAL SERIES B (HCFR, BANK OF AMERICA NA LOC)+/-ss        0.30         07/01/2020           1,000,000
       1,000,000  VALDEZ AK MARINE TERMINAL REVENUE BP PIPELINES INCORPORATED
                  PROJECT SERIES B (IDR, BP PLC LOC)+/-ss                              0.28         07/01/2037           1,000,000
       3,500,000  VERMONT STATE STUDENT ASSISTANCE CORPORATION (STUDENT LOAN
                  REVENUE, LLOYDS TSB BANK PLC LOC)+/-ss                               0.32         12/15/2040           3,500,000
TOTAL MUNICIPAL BONDS & NOTES (COST $260,286,489)                                                                      260,286,489
                                                                                                                 -----------------
US TREASURY SECURITIES: 0.86%
US TREASURY BILLS: 0.86%
      18,000,000  US TREASURY BILL##                                                   0.21         11/18/2010          17,981,201
TOTAL US TREASURY SECURITIES (COST $17,981,201)                                                                         17,981,201
                                                                                                                 -----------------
SECURED MASTER NOTE AGREEMENT: 2.75%
      39,607,000  BANK OF AMERICA SECURITIES LLC+/-ss                                  0.37         09/09/2034          39,607,000
      18,139,000  CITIGROUP GLOBAL MARKETS HOLDINGS DTC+/-ss                           0.72         09/09/2049          18,139,000
TOTAL SECURED MASTER NOTE AGREEMENT (COST $57,746,000)                                                                  57,746,000
                                                                                                                 -----------------
TIME DEPOSITS: 15.04%
      21,000,000  ABN AMRO BANK NV                                                     0.27         06/01/2010          21,000,000
       7,000,000  ALLIED IRISH BANKS PLC                                               0.55         06/03/2010           7,000,000
      16,000,000  ALLIED IRISH BANKS PLC                                               0.55         06/04/2010          16,000,000
      15,000,000  BANK OF IRELAND                                                      0.50         06/01/2010          15,000,000
      11,000,000  BANK OF IRELAND                                                      0.55         06/03/2010          11,000,000
      16,000,000  BANK OF NOVA SCOTIA LONDON                                           0.25         06/01/2010          16,000,000
       9,000,000  BNP PARIBAS PARIS                                                    0.26         06/01/2010           9,000,000
       2,500,000  COMMERZBANK GRAND CAYMAN                                             0.22         06/01/2010           2,500,000
       9,000,000  CREDIT AGRICOLE                                                      0.25         06/01/2010           9,000,000
      10,000,000  DANSKE BANK A/S COPENHAGEN                                           0.35         06/01/2010          10,000,000
       6,000,000  DANSKE BANK A/S COPENHAGEN                                           0.30         06/02/2010           6,000,000
      22,000,000  DEUTSCHE BANK CAYMAN                                                 0.22         06/01/2010          22,000,000
       3,000,000  DEXIA BANK SA BRUSSELS                                               0.40         06/03/2010           3,000,000
      22,000,000  DNB NOR BANK ASA                                                     0.24         06/01/2010          22,000,000
      12,000,000  DZ BANK AG                                                           0.22         06/01/2010          12,000,000
      16,000,000  FORTIS BANK NV SA                                                    0.32         06/01/2010          16,000,000
       4,000,000  FORTIS BANK NV SA                                                    0.38         06/01/2010           4,000,000
       4,000,000  FORTIS BANK NV SA                                                    0.38         06/02/2010           4,000,000
      11,000,000  GROUPE BPCE                                                          0.28         06/01/2010          11,000,000
      18,000,000  INTESA SANPAOLO SPA                                                  0.36         06/02/2010          18,000,000
      24,000,000  KBC BANK NV BRUSSELS                                                 0.23         06/01/2010          24,000,000
       9,000,000  NATIXIS CAYMAN ISLANDS                                               0.40         06/01/2010           9,000,000
      22,000,000  NRW BANK                                                             0.27         06/01/2010          22,000,000
       5,000,000  SOCIETE GENERALE PARIS                                               0.35         06/01/2010           5,000,000
      21,000,000  UBS AG CAYMAN ISLANDS                                                0.30         06/02/2010          21,000,000
TOTAL TIME DEPOSITS (COST $315,500,000)                                                                                315,500,000
                                                                                                                 -----------------
REPURCHASE AGREEMENTS (z): 6.43%
      23,000,000  BANK OF AMERICA, DATED 5/28/2010, MATURING 6/01/2010,
                  MATURITY VALUE $25,000,511 (1)                                       0.20         06/01/2010          23,000,000
       3,000,000  BARCLAYS CAPITAL INCORPORATED, DATED 5/28/2010, MATURING
                  6/01/2010, MATURITY VALUE $3,000,107 (2)                             0.32         06/01/2010           3,000,000
      30,000,000  BARCLAYS CAPITAL INCORPORATED, DATED 5/28/2010, MATURING
                  6/01/2010, MATURITY VALUE $30,000,667 (3)                            0.20         06/01/2010          30,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)

MONEY MARKET TRUST

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE  MATURITY DATE        VALUE
----------------  ---------------------------------------------------------------  -------------  -------------  -----------------
REPURCHASE AGREEMENTS (continued)
$      5,000,000  BARCLAYS CAPITAL INCORPORATED, DATED 5/28/2010, MATURING
                  6/01/2010, MATURITY VALUE $5,000,128 (4)                             0.23%        06/01/2010   $       5,000,000
      16,000,000  BNP PARIBAS SECURITIES, DATED 5/28/2010, MATURING 6/01/2010,
                  MATURITY VALUE $16,000,373 (5)                                       0.21         06/01/2010          16,000,000
      15,000,000  CITIGROUP GLOBAL MARKETS, DATED 5/28/2010, MATURING
                  6/01/2010, MATURITY VALUE $15,000,350 (6)                            0.21         06/01/2010          15,000,000
       2,950,000  CITIGROUP GLOBAL MARKETS, DATED 5/28/2010, MATURING
                  6/01/2010, MATURITY VALUE $2,950,069 (7)                             0.21         06/01/2010           2,950,000
       9,000,000  GOLDMAN SACHS & COMPANY, DATED 5/28/2010, MATURING 6/01/2010,
                  MATURITY VALUE $9,000,200 (8)                                        0.20         06/01/2010           9,000,000
      16,000,000  JPMORGAN SECURITIES, DATED 5/28/2010, MATURING 6/01/2010,
                  MATURITY VALUE $16,000,373 (9)                                       0.21         06/01/2010          16,000,000
      15,000,000  RBS SECURITIES INCORPORATED, DATED 5/28/2010, MATURING
                  6/01/2010, MATURITY VALUE $15,000,350 (10)                           0.21         06/01/2010          15,000,000
TOTAL REPURCHASE AGREEMENTS (COST $134,950,000)                                                                        134,950,000
                                                                                                                 -----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $2,124,268,347)*                                                     101.29%                               $   2,124,268,347
OTHER ASSETS AND LIABILITIES, NET                                           (1.29)                                     (27,060,663)
                                                                           ------                                -----------------
TOTAL NET ASSETS                                                           100.00%                               $   2,097,207,684
                                                                           ------                                -----------------

+/-  VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(p)  ASSET-BACKED COMMERCIAL PAPER.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

##   ZERO COUPON SECURITY. RATE REPRESENTS YIELD TO MATURITY.

(i)  ILLIQUID SECURITY.

(z)  COLLATERALIZED BY:

(1) U.S. government security, 5.50%, 6/1/2038, market value including accrued interest is $23,690,000.

(2) U.S. government securities, 0.00%, 6/3/2010 to 2/3/2012, market value including accrued interest is $3,060,000.

(3)  U.S. government securities, 0.00% to 7.00%, 6/25/2010 to 3/20/2059, market value including accrued interest is $30,452,491.

(4)  U.S. government securities, 2.90% to 6.00%, 4/1/2018 to 5/1/2040, market value including accrued interest is $5,150,000.

(5)  U.S. government securities, 0.00% to 6.50%, 8/1/2021 to 5/1/2040, market value including accrued interest is $16,480,000.

(6)  U.S. government securities, 0.00% to 5.50%, 5/1/2025 to 2/20/2040, market value including accrued interest is $15,450,000.

(7)  U.S. government securities, 0.00% to 2.50%, 10/7/2010 to 7/15/2016, market value including accrued interest is $3,009,001.

(8)  U.S. government securities, 4.00% to 7.00%, 9/20/2033 to 5/20/2040, market value including accrued interest is $9,270,000.

(9)  U.S. government securities, 4.00% to 11.50%, 4/15/2013 to 12/15/2050, market value including accrued interest is $16,480,083.

(10) U.S. government securities, 0.00% to 2.50%, 4/27/2011 to 5/1/2040, market value including accrued interest is $15,385,790.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET TRUST

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE  MATURITY DATE        VALUE
----------------  ---------------------------------------------------------------  -------------  -------------  -----------------
COMMERCIAL PAPER: 1.10%
$      3,000,000  ROCHESTER MN HEALTH CARE                                             0.35%        08/02/2010   $       3,000,000
TOTAL COMMERCIAL PAPER (COST $3,000,000)                                                                                 3,000,000
                                                                                                                 -----------------
MUNICIPAL BONDS & NOTES: 98.74%
ALABAMA: 2.46%
       1,700,000  LOWER ALABAMA GAS DISTRICT SUPPLY REVENUE SERIES A (UTILITIES
                  REVENUE, SOCIETE GENERALE LOC)+/-ss                                  0.30         11/01/2027           1,700,000
       5,000,000  SOUTHEAST ALABAMA GAS DISTRICT ALABAMA REVENUE SUPPLY PROJECT
                  SERIES A (IDR, SOCIETE GENERALE SPA)+/-ss                            0.30         08/01/2027           5,000,000
                                                                                                                         6,700,000
                                                                                                                 -----------------
ALASKA: 0.14%
         375,000  VALDEZ AK MARINE TERMINAL REVENUE BP PIPELINES INCORPORATED
                  PROJECT SERIES C (IDR)+/-ss                                          0.28         07/01/2037             375,000
                                                                                                                 -----------------
ARIZONA: 0.24%
         655,000  MARICOPA COUNTY AZ IDA SERIES A (HOUSING REVENUE, FNMA
                  INSURED)+/-ss                                                        0.27         04/15/2030             655,000
                                                                                                                 -----------------
CALIFORNIA: 10.38%
       7,000,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK J. PAUL
                  GETTY TRUST SERIES B (RECREATIONAL FACILITIES REVENUE)+/-ss          0.20         04/01/2033           7,000,000
       4,255,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK ROCS RR
                  II R-11527 (TOLL ROAD REVENUE, AMBAC INSURED)+/-ss                   0.27         07/01/2030           4,255,000
       1,335,000  CALIFORNIA SCHOOL FACILITIES FINANCING CORPORATE COP
                  IMPORTANT FINANCING PROJECT SERIES C (LEASE REVENUE, KBC BANK
                  NV LOC)+/-ss                                                         0.19         07/01/2022           1,335,000
       3,200,000  CALIFORNIA STATE SERIES A-2 (GO - STATE, BANK OF MONTREAL
                  LOC)+/-ss                                                            0.24         05/01/2033           3,200,000
       3,100,000  CALIFORNIA STATE SERIES B-2 (OTHER REVENUE, SOCIETE GENERALE
                  LOC)+/-ss                                                            0.25         05/01/2033           3,100,000
         460,000  CALIFORNIA STATEWIDE CDA SWEEP LOAN PROGRAM SERIES A (HCFR,
                  CITIBANK NA LIQUIDITY FACILITY)+/-ss                                 0.26         08/01/2035             460,000
       2,000,000  KINGS COUNTY CA HOUSING AUTHORITY EDGEWATER LLSE APARTMENTS
                  SERIES A (MFHR, FNMA INSURED)+/-ss                                   0.25         02/15/2031           2,000,000
       1,985,000  LOS ANGELES CA WASTE WATER SUBSERIES D (SEWER REVENUE, BANK
                  OF NOVA SCOTIA LOC)+/-ss                                             0.23         06/01/2028           1,985,000
         800,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS
                  SERIES B-3 (WATER REVENUE)+/-ss                                      0.24         07/01/2035             800,000
       1,910,000  NORTHERN CALIFORNIA POWER AGENCY HYDROELECTRIC PROJECT 1
                  SERIES A (ELECTRIC REVENUE, DEXIA CREDIT LOCAL DE FRANCE
                  LOC)+/-ss                                                            0.29         07/01/2032           1,910,000
       2,170,000  SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY
                  SUBORDINATE LIEN SACRAMENTO REGULATION C (SEWER REVENUE,
                  CREDIT AGRICOLE INDOSUEZ LOC)+/-ss                                   0.28         12/01/2030           2,170,000
                                                                                                                        28,215,000
                                                                                                                 -----------------
COLORADO: 2.63%
       1,435,000  AURORA CO CENTRETECH METROPOLITAN DISTRICT (OTHER REVENUE, US
                  BANK NA LOC)+/-ss                                                    0.30         12/01/2028           1,435,000
       1,275,000  COLORADO HEALTH FACILITIES AUTHORITY EXEMPLA INCORPORATED
                  PROJECT SERIES B (HCFR, US BANK NA LOC)+/-ss                         0.27         01/01/2033           1,275,000
       1,965,000  DENVER CO CITY & COUNTY WESTERN STOCK SHOW PROJECT (IDR, US
                  BANK NA LOC)+/-ss                                                    0.38         07/01/2029           1,965,000
       1,810,000  FITZSIMONS CO RDA COLORADO UNIVERSITY PHYSICIANS INCORPORATED
                  (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss       2.00         01/01/2025           1,810,000
         650,000  SOUTH GLENN CO METROPOLITAN DISTRICT (OTHER REVENUE, BANQUE
                  NATIONALE PARIS LOC)+/-ss                                            0.30         12/01/2030             650,000
                                                                                                                         7,135,000
                                                                                                                 -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET TRUST

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE  MATURITY DATE        VALUE
----------------  ---------------------------------------------------------------  -------------  -------------  -----------------
CONNECTICUT: 0.24%
$        650,000  CONNECTICUT STATE HEFA REVENUE SERIES T-2 (COLLEGE &
                  UNIVERSITY REVENUE)+/-ss                                             0.22%        07/01/2029   $         650,000
                                                                                                                 -----------------
FLORIDA: 6.47%
       1,390,000  BREVARD COUNTY FL WUESTHOFF MEMORIAL HOSPITAL PROJECT (HFFA
                  REVENUE, WACHOVIA BANK LOC)+/-ss(q)                                  0.27         08/01/2031           1,390,000
         545,000  CAPITAL TRANSFER AGENCY FLORIDA PORTOFINO VILLAS SERIES A
                  (OTHER REVENUE, FNMA INSURED)+/-ss                                   0.27         04/15/2036             545,000
       4,250,000  DEUTSCHE BANK SPEARS LIFERS TRUST DB-243 (LEASE REVENUE,
                  NATL-RE INSURED)+/-ss                                                0.29         07/01/2027           4,250,000
       2,000,000  FLORIDA HFA (MFHR, FHLMC INSURED)+/-ss                               0.27         12/01/2013           2,000,000
         245,000  FORT LAUDERDALE FL ANN STORCK CENTER INCORPORATED PROJECT
                  (HCFR, WACHOVIA BANK LOC)+/-ss(q)                                    0.42         12/01/2014             245,000
         600,000  HILLSBOROUGH COUNTY FL SCHOOL BOARD COP SERIES C (LEASE
                  REVENUE, NATL-RE INSURED)+/-ss                                       0.29         07/01/2030             600,000
       4,000,000  PALM BEACH COUNTY FL JEWISH COMMUNITY CAMPUS CORPORATION
                  (RECREATIONAL FACILITIES REVENUE, AMBAC INSURED)+/-ss                0.34         03/01/2027           4,000,000
       1,165,000  PALM BEACH COUNTY FL NORTON GALLERY INCORPORATED (COLLEGE &
                  UNIVERSITY REVENUE, NORTHERN TRUST CORPORATION LOC)+/-ss             0.34         05/01/2025           1,165,000
       1,275,000  SARASOTA COUNTY FL CONTINUING CARE RETIREMENT COMMUNITY
                  GLENRIDGE PALMER PROJECT (HFFA REVENUE, BANK OF SCOTLAND
                  LOC)+/-ss                                                            0.37         06/01/2036           1,275,000
       2,100,000  SARASOTA COUNTY FL PLANNED PARENTHOOD INCORPORATED PROJECT
                  (OTHER REVENUE, WACHOVIA BANK LOC)+/-ss(q)                           0.38         10/01/2041           2,100,000
                                                                                                                        17,570,000
                                                                                                                 -----------------
GEORGIA: 5.45%
       6,000,000  BARTOW COUNTY GA DEVELOPMENT AUTHORITY (IDR)+/-ss                    0.27         09/01/2029           6,000,000
       6,400,000  PRIVATE COLLEGES & UNIVERSITIES AUTHORITY MERCER UNIVERSITY
                  PROJECT (COLLEGE & UNIVERSITY REVENUE, BRANCH BANKING & TRUST
                  COMPANY LOC)+/-ss                                                    0.28         10/01/2032           6,400,000
       2,400,000  PUTNAM COUNTY GA DEVELOPMENT AUTHORITY POLLUTION CONTROL
                  (IDR)+/-ss                                                           0.23         04/01/2032           2,400,000
                                                                                                                        14,800,000
                                                                                                                 -----------------
HAWAII: 0.07%
         200,000  HAWAII STATE HOUSING FINANCE & DEVELOPMENT CORPORATION LOKAHI
                  KAU (MFHR, FHLMC INSURED)+/-ss                                       0.29         12/01/2041             200,000
                                                                                                                 -----------------
ILLINOIS: 8.20%
       4,685,000  DEUTSCHE BANK SPEARS LIFERS TRUST DB-410 (PROPERTY TAX
                  REVENUE, FGIC INSURED)+/-ss                                          0.29         12/01/2026           4,685,000
         300,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY LOYALA ACADEMY PROJECT
                  (PRIVATE SCHOOL REVENUE, JPMORGAN CHASE BANK LOC)+/-ss               0.33         10/01/2031             300,000
         110,000  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY NEWBERRY LIBRARY
                  PROJECT (OTHER REVENUE, NORTHERN TRUST CORPORATION LOC)+/-ss         0.30         03/01/2028             110,000
       3,095,000  ILLINOIS FINANCE AUTHORITY CHILDREN'S MUSEUM REMARKET
                  (RECREATIONAL FACILITIES REVENUE, NORTHERN TRUST CORPORATION
                  LOC)+/-ss                                                            0.33         07/01/2034           3,095,000
       3,500,000  ILLINOIS FINANCE AUTHORITY RUSH UNIVERSITY MEDICAL CENTER
                  SERIES A (HCFR, NORTHERN TRUST CORPORATION LOC)+/-ss                 0.21         11/01/2045           3,500,000
         400,000  ILLINOIS FINANCE AUTHORITY XAVIER UNIVERSITY (COLLEGE &
                  UNIVERSITY REVENUE, LASALLE NATIONAL BANK NA LOC)+/-ss               0.30         10/01/2033             400,000
       3,500,000  ILLINOIS INTERNATIONAL PORT DISTRICT (AIRPORT REVENUE,
                  LASALLE NATIONAL BANK NA LOC)+/-ss                                   0.51         01/01/2023           3,500,000
       3,300,000  QUINCY IL BLESSING HOSPITAL PROJECT (HOSPITAL REVENUE,
                  JPMORGAN CHASE BANK LOC)+/-ss                                        0.26         11/15/2029           3,300,000
       3,400,000  SCHAUMBURG IL ROCS RR II R-11698 (GO - LOCAL, FGIC
                  INSURED)+/-ss++                                                      0.30         12/01/2032           3,400,000
                                                                                                                        22,290,000
                                                                                                                 -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET TRUST

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE  MATURITY DATE        VALUE
----------------  ---------------------------------------------------------------  -------------  -------------  -----------------
INDIANA: 1.54%
$      2,950,000  INDIANA HEALTH & EDUCATIONAL FACILITIES FINANCING AUTHORITY
                  CLARIAN HEALTH SERIES C (OTHER REVENUE, BRANCH BANKING &
                  TRUST COMPANY LOC)+/-ss                                              0.25%        02/15/2030   $       2,950,000
       1,230,000  INDIANA HFFA REVENUE FAYETTE MEMORIAL HOSPITAL ASSOCIATION
                  SERIES A (HCFR, US BANK NA LOC)+/-ss                                 0.30         10/01/2032           1,230,000
                                                                                                                         4,180,000
                                                                                                                 -----------------
IOWA: 3.96%
       1,285,000  IOWA FINANCE AUTHORITY STUDENT HOUSING DES MOINES LLC PROJECT
                  A (HOUSING REVENUE, CITIBANK NA LOC)+/-ss                            0.30         06/01/2039           1,285,000
         285,000  IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGE DUBUQUE
                  PROJECT (COLLEGE & UNIVERSITY REVENUE, NORTHERN TRUST
                  CORPORATION LOC)+/-ss                                                0.30         05/01/2029             285,000
       2,200,000  IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGE PROJECT
                  (OTHER REVENUE, JPMORGAN CHASE BANK LOC)+/-ss                        0.32         10/01/2038           2,200,000
       7,000,000  IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGES
                  UNIVERSITY OF DUBUQUE (COLLEGE & UNIVERSITY REVENUE, NORTHERN
                  TRUST CORPORATION LOC)+/-ss                                          0.30         04/01/2035           7,000,000
                                                                                                                        10,770,000
                                                                                                                 -----------------
KENTUCKY: 4.42%
       7,000,000  KENTUCKY INCORPORATED PUBLIC ENERGY AUTHORITY SERIES A (OTHER
                  REVENUE, SOCIETE GENERALE LOC)+/-ss                                  0.75         08/01/2016           7,000,000
       5,000,000  PUTTABLE FLOATING OPTION TAX-EXEMPT RECEIPTS SERIES
                  P-FLOATS-MT-636 (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-ss++       0.29         12/01/2039           5,000,000
                                                                                                                        12,000,000
                                                                                                                 -----------------
LOUISIANA: 0.41%
       1,110,000  LOUISIANA HFA WOODWARD (HOUSING REVENUE, FHLB INSURED)+/-ss          0.29         09/01/2033           1,110,000
                                                                                                                 -----------------
MAINE: 1.23%
       3,340,000  SOUTH BERWICK ME BERWICK ACADEMY ISSUE (PRIVATE SCHOOL
                  REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss                             2.11         08/01/2024           3,340,000
                                                                                                                 -----------------
MARYLAND: 0.37%
       1,000,000  MARYLAND ECONOMIC DEVELOPMENT CORPORATION US PHARMACOPEIA
                  PROJECT SERIES B (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-ss        0.28         07/01/2038           1,000,000
                                                                                                                 -----------------
MICHIGAN: 0.72%
         850,000  GREEN LAKE TOWNSHIP MI ECONOMIC DEVELOPMENT CORPORATION
                  (OTHER REVENUE, JPMORGAN CHASE BANK LOC)+/-ss                        0.28         06/01/2034             850,000
       1,100,000  MICHIGAN STATE HOSPITAL FINANCE AUTHORITY HOLLAND COMMUNITY
                  HOSPITAL SERIES B (HOSPITAL REVENUE, BANK ONE MICHIGAN LOC)+/-ss     0.26         01/01/2034           1,100,000
                                                                                                                         1,950,000
                                                                                                                 -----------------
MINNESOTA: 11.17%
         270,000  ANDOVER MN PRESBYTERIAN HOMES INCORPORATED PROJECT (HOUSING
                  REVENUE, FNMA INSURED)+/-ss                                          0.27         11/15/2033             270,000
         690,000  ARDEN HILLS MN PRESBYTERIAN HOMES SERIES B (HCFR, US BANK NA
                  LOC)+/-ss                                                            0.30         09/01/2029             690,000
       1,100,000  BLOOMINGTON MN BRISTOL VILLAGE (HOUSING REVENUE, FNMA
                  INSURED)+/-ss                                                        0.34         11/15/2032           1,100,000
       1,800,000  BLOOMINGTON MN PRESBYTERIAN HOMES (OTHER REVENUE, FHLMC
                  INSURED)+/-ss                                                        0.27         07/01/2038           1,800,000
         100,000  BURNSVILLE MN BERKSHIRE PROJECT SERIES A (MFHR, FNMA
                  INSURED)+/-ss                                                        0.27         07/15/2030             100,000
         400,000  BURNSVILLE MN BRIDGEWAY APARTMENTS PROJECT (HOUSING REVENUE,
                  FNMA INSURED)+/-ss                                                   0.27         10/15/2033             400,000
         280,000  CENTER CITY MN HEALTH CARE FACILITIES HAZELDEN FOUNDATION
                  PROJECT (HCFR, BANK OF NEW YORK LOC)+/-ss                            0.30         11/01/2035             280,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET TRUST

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE  MATURITY DATE        VALUE
----------------  ---------------------------------------------------------------  -------------  -------------  -----------------
MINNESOTA (continued)
$      1,495,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-489 (OTHER
                  REVENUE, AMBAC INSURED)+/-ss                                         0.31%        01/01/2030   $       1,495,000
       3,400,000  FOREST LAKE MN KILKENNY COURT APARTMENTS PROJECT (OTHER
                  REVENUE, FNMA INSURED)+/-ss                                          0.30         08/15/2038           3,400,000
         135,000  INVER GROVE HEIGHTS MN INVER GROVE INCORPORATED PROJECT
                  (HOUSING REVENUE, FNMA INSURED)+/-ss                                 0.27         05/15/2035             135,000
       1,200,000  MINNEAPOLIS & ST. PAUL MN HOUSING & RDA ALLINA HEALTH SYSTEM
                  PROJECT SERIES B-2 (HCFR, JPMORGAN CHASE BANK LOC)+/-ss              0.28         11/15/2035           1,200,000
       3,125,000  MINNEAPOLIS & ST. PAUL MN HOUSING & RDA CHILDRENS HEALTH CARE
                  SERIES B (OTHER REVENUE, FIRST SECURITY BANK LOC)+/-ss               0.29         08/15/2025           3,125,000
         390,000  MINNEAPOLIS & ST. PAUL MN HOUSING & REDEVELOPMENT AUTHORITY
                  ALLINA HEALTH SYSTEM SERIES B-1 (HFFA REVENUE, JPMORGAN CHASE
                  BANK LOC)+/-ss                                                       0.26         11/15/2035             390,000
         500,000  MINNEAPOLIS MN HOUSING DEVELOPMENT SYMPHONY PLACE PROJECT
                  (HOUSING REVENUE, FNMA INSURED)+/-ss                                 0.29         12/01/2014             500,000
         948,000  MINNEAPOLIS MN MINNEHAHA ACADEMY PROJECT (PRIVATE SCHOOL
                  REVENUE, US BANK NA LOC)+/-ss                                        0.30         05/01/2026             948,000
         300,000  MINNESOTA STATE HEFAR OLAF COLLEGE FIVE M2 (COLLEGE &
                  UNIVERSITY REVENUE, HARRIS TRUST SAVINGS BANK LOC)+/-ss              0.30         10/01/2020             300,000
       1,425,000  MINNESOTA STATE HEFAR OLAF COLLEGE SERIES 5H (COLLEGE &
                  UNIVERSITY REVENUE, HARRIS TRUST SAVINGS BANK LOC)+/-ss              0.30         10/01/2030           1,425,000
       3,130,000  MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 4O (COLLEGE &
                  UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss                  2.00         10/01/2021           3,130,000
         550,000  MINNETONKA MN HOUSING FACILITIES BEACON HILL (HOUSING
                  REVENUE, FNMA INSURED)+/-ss                                          0.27         05/15/2034             550,000
       3,010,000  ROSEWELL MN ROSWELL LLC PROJECT SERIES A (COLLEGE &
                  UNIVERSITY REVENUE, SOVEREIGN BANK FSB LOC)+/-ss                     0.70         07/01/2036           3,010,000
       1,300,000  ST. CLOUD MN CENRACARE HEALTH SERIES A (HOSPITAL REVENUE,
                  BANK OF NOVA SCOTIA LOC)+/-ss                                        0.25         05/01/2042           1,300,000
         885,000  ST. PAUL MN HOUSING & RDA PUBLIC RADIO PROJECT (OTHER
                  REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss                             1.25         05/01/2022             885,000
       1,400,000  ST. PAUL MN PORT AUTHORITY AMHERST H WILDER FOUNDATION SERIES
                  06-3 (RECREATIONAL FACILITIES REVENUE, BANK OF NEW YORK LOC)+/-ss    0.30         04/01/2036           1,400,000
       2,160,000  ST. PAUL MN PORT AUTHORITY WESTGATE OFFICE & INDUSTRIAL
                  CENTER PROJECT (TAX REVENUE, US BANK NA LOC)+/-ss                    0.27         01/15/2015           2,160,000
         250,000  ST. PAUL MN PORT AUTHORITY WESTGATE OFFICE & INDUSTRIAL
                  CENTER PROJECT (TAX REVENUE, US BANK NA LOC)+/-ss                    0.27         02/01/2015             250,000
         125,000  UNIVERSITY OF MINNESOTA SERIES C (COLLEGE & UNIVERSITY
                  REVENUE, GO OF UNIVERSITY INSURED)+/-ss                              0.30         12/01/2036             125,000
                                                                                                                        30,368,000
                                                                                                                 -----------------
MISSISSIPPI: 1.12%
       3,050,000  MISSISSIPPI BUSINESS FINANCE CORPORATION CHEVRON USA
                  INCORPORATED PROJECT SERIES A (IDR)+/-ss                             0.22         12/01/2030           3,050,000
                                                                                                                 -----------------
MISSOURI: 4.56%
         810,000  INDEPENDENCE MO IDA THE MANSIONS PROJECT (MFHR, FHLMC
                  INSURED)+/-ss                                                        0.30         08/01/2035             810,000
         250,000  KANSAS CITY MO IDA REVENUE EWING MARION KAUFFMAN FOUNDATION
                  (OTHER REVENUE)+/-ss                                                 0.30         04/01/2027             250,000
       2,495,000  KANSAS CITY MO IDA REVENUE EWING MARION KAUFFMAN FOUNDATION
                  SERIES A (OTHER REVENUE)+/-ss                                        0.30         04/01/2027           2,495,000
       2,000,000  KANSAS CITY MO SPECIAL OBLIGATION (TAX REVENUE, DEXIA CREDIT
                  LOCAL DE FRANCE LOC)+/-ss                                            0.30         04/15/2025           2,000,000
         330,000  MISSOURI STATE HEFA SOUTHWEST BAPTIST UNIVERSITY PROJECT
                  (HCFR, BANK OF AMERICA NA LOC)+/-ss                                  0.30         10/01/2033             330,000
       4,500,000  MISSOURI STATE HEFA WASHINGTON UNIVERSITY SERIES B (COLLEGE &
                  UNIVERSITY REVENUE, JPMORGAN CHASE BANK LOC)+/-ss                    0.23         02/15/2033           4,500,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET TRUST

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE  MATURITY DATE        VALUE
----------------  ---------------------------------------------------------------  -------------  -------------  -----------------
MISSOURI (continued)
$      2,000,000  ST. LOUIS COUNTY MO IDA PELICAN COVE PROJECT (MFHR, FNMA
                  INSURED)+/-ss                                                        0.30%      03/15/2034   $         2,000,000
                                                                                                                        12,385,000
                                                                                                                 -----------------
NEVADA: 0.63%
       1,705,000  LAS VEGAS NV ECONOMIC DEVELOPMENT (OTHER REVENUE, BANK OF NEW
                  YORK LOC)+/-ss                                                       0.29       10/01/2035             1,705,000
                                                                                                                 -----------------
NEW HAMPSHIRE: 0.12%
         330,000  NEW HAMPSHIRE STATE BUSINESS FINANCE AUTHORITY ALICE PECK DAY
                  HEALTH SYSTEM (HOUSING REVENUE, TD BANK NA LOC)+/-ss                 0.29       10/01/2043               330,000
                                                                                                                 -----------------
NEW JERSEY: 0.66%
       1,800,000  DEUTSCHE BANK SPEARS LIFERS TRUST DB-297 (OTHER REVENUE,
                  NATL-RE FGIC INSURED)+/-ss                                           0.29       12/15/2031             1,800,000
                                                                                                                 -----------------
NEW MEXICO: 0.19%
         525,000  NEW MEXICO FINANCE AUTHORITY STATE SUBSERIES B2 (OTHER
                  REVENUE, UBS AG LOC)+/-ss                                            0.24       12/15/2026               525,000
                                                                                                                 -----------------
NEW YORK: 6.88%
       3,375,000  LONG ISLAND NY POWER AUTHORITY SERIES 1B (UTILITIES REVENUE,
                  STATE STREET BANK & TRUST LOC)+/-ss                                  0.28       05/01/2033             3,375,000
       1,435,000  NEW YORK METROPOLITAN TRANSPORTATION AUTHORITY
                  (TRANSPORTATION REVENUE, FIRST SECURITY BANK LOC)+/-ss               0.31       11/15/2025             1,435,000
         175,000  NEW YORK NY (PROPERTY TAX REVENUE, JPMORGAN CHASE BANK LOC)+/-ss     0.25       08/01/2017               175,000
       5,000,000  NEW YORK NY CITY SERIES B5 (GO - LOCAL, JPMORGAN CHASE BANK
                  LOC)+/-ss                                                            0.25       08/15/2022             5,000,000
       2,700,000  NEW YORK NY CITY SERIES H1 (GO - LOCAL, BANK OF NEW YORK
                  LOC)+/-ss                                                            0.28       03/01/2034             2,700,000
       6,000,000  NEW YORK NY CITY TRANSITIONAL FINANCING AUTHORITY SERIES 3
                  (OTHER REVENUE, ROYAL BANK OF CANADA LOC)+/-ss                       0.28       11/01/2022             6,000,000
                                                                                                                        18,685,000
                                                                                                                 -----------------
NORTH CAROLINA: 2.11%
       2,935,000  NORTH CAROLINA MEDICAL CARE COMMISSION POOLED EQUIPMENT
                  FINANCING PROJECT (HCFR, KBC BANK NV LOC)+/-ss                       0.27       12/01/2025             2,935,000
       2,800,000  NORTH CAROLINA MEDICAL CARE COMMISSION UNIVERSITY HEALTH
                  SYSTEM SERIES B2 (HCFR, BRANCH BANKING & TRUST COMPANY LOC)+/-ss     0.27       12/01/2036             2,800,000
                                                                                                                         5,735,000
                                                                                                                 -----------------
OHIO: 0.68%
         600,000  CUYAHOGA COUNTY OH HOUSING CORPORATION SERIES A (COLLEGE &
                  UNIVERSITY REVENUE, PNC BANK NA LOC)+/-ss                            0.24       08/01/2042               600,000
         425,000  HAMILTON COUNTY OH PARKING SYSTEM (OTHER REVENUE, JPMORGAN
                  CHASE BANK LOC)+/-ss                                                 0.28       12/01/2026               425,000
         825,000  INDEPENDENCE OH ECONOMIC DEVELOPMENT SERIES 2001 (IDR, US
                  BANK NA LOC)+/-ss                                                    0.29       12/01/2016               825,000
                                                                                                                         1,850,000
                                                                                                                 -----------------
OTHER: 0.48%
       1,300,000  BRANCH BANKING & TRUST MUNICIPAL TRUST (LEASE REVENUE, BRANCH
                  BANKING & TRUST COMPANY LOC)+/-ss                                    0.30       09/01/2022             1,300,000
                                                                                                                 -----------------
PENNSYLVANIA: 0.82%
         990,000  DEUTSCHE BANK SPEARS LIFERS TRUST DB-247 (OTHER REVENUE,
                  AMBAC INSURED)+/-ss                                                  0.29       10/01/2025               990,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET TRUST

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE  MATURITY DATE        VALUE
----------------  ---------------------------------------------------------------  -------------  -------------  -----------------
PENNSYLVANIA (continued)
$      1,250,000  GEISINGER AUTHORITY GEISINGER PA HEALTH SYSTEM SERIES B
                  (HCFR, PNC BANK NA LOC)+/-ss                                         0.28%        08/01/2022   $       1,250,000
                                                                                                                         2,240,000
                                                                                                                 -----------------
SOUTH DAKOTA: 0.04%
         100,000  LAWRENCE COUNTY SD HOMESTAKE MINING SERIES B (IDR, BANK OF
                  MONTREAL LOC)+/-ss                                                   0.27         07/01/2032             100,000
                                                                                                                 -----------------
TENNESSEE: 1.59%
       3,000,000  ALCOA MARYVILLE BLOUNT COUNTY TN INDUSTRIAL DEVELOPMENT BOARD
                  SERIES A (OTHER REVENUE, BRANCH BANKING & TRUST COMPANY LOC)+/-ss    0.29         06/01/2036           3,000,000
       1,310,000  SEVIER COUNTY TN PUBLIC BUILDING AUTHORITY LOCAL GOVERNMENT
                  PUBLIC IMPROVEMENT SERIES A4 (OTHER REVENUE, KBC BANK NV
                  LOC)+/-ss                                                            0.23         06/01/2025           1,310,000
                                                                                                                         4,310,000
                                                                                                                 -----------------
TEXAS: 12.24%
       2,160,000  AUSTIN TX SUBSERIES B (TAX REVENUE, DEXIA CREDIT LOCAL DE
                  FRANCE LOC)+/-ss                                                     0.38         11/15/2029           2,160,000
       4,000,000  BEXAR COUNTY TX HOUSING FINANCE CORPORATION PALISADES PARK
                  APARTMENTS PROJECT (MFHR, FNMA INSURED)+/-ss                         0.25         09/01/2039           4,000,000
         995,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-514 (OTHER
                  REVENUE, PERMANENT SCHOOL FUND GUARANTEED INSURED)+/-ss              0.31         02/15/2038             995,000
         450,000  GULF COAST TX WASTE DISPOSAL AUTHORITY AMOCO OIL (RESOURCE
                  RECOVERY REVENUE)+/-ss                                               0.25         10/01/2017             450,000
         300,000  HARRIS COUNTY TX CULTURAL EDUCATION FACILITIES FINANCE
                  CORPORATION HERMANN HEALTH SERIES D1 (HCFR, JPMORGAN CHASE
                  BANK LOC)+/-ss                                                       0.26         06/01/2029             300,000
       7,500,000  HARRIS COUNTY TX CULTURAL EDUCATION FACILITIES FINANCE
                  CORPORATION YMCA GREATER HOUSTON PROJECT SERIES A (HCFR,
                  JPMORGAN CHASE BANK LOC)+/-ss                                        0.30         06/01/2038           7,500,000
       5,000,000  HARRIS COUNTY TX INDUSTRIAL DEVELOPMENT CORPORATION DEER PARK
                  REFINING (RESOURCE RECOVERY REVENUE)+/-ss                            0.26         03/01/2023           5,000,000
       2,495,000  HOUSTON TX WATER & SEWER SYSTEM (WATER & SEWER REVENUE)+/-ss         0.32         12/01/2023           2,495,000
       2,400,000  PORT ARTHUR TX NAVAL DISTRICT SERIES C (IDR)+/-ss                    0.30         04/01/2027           2,400,000
       5,000,000  PORT ARTHUR TX NAVY DISTRICT ENVIRONMENTAL FACILITIES MOTIVA
                  ENTERPRISES B (OTHER REVENUE)+/-ss                                   0.28         12/01/2039           5,000,000
         550,000  PORT ARTHUR TX NAVY DISTRICT ENVIRONMENTAL FACILITIES MOTIVA
                  ENTERPRISES SERIES A  (OTHER REVENUE)+/-ss                           0.28         06/01/2040             550,000
       1,200,000  PORT ARTHUR TX NAVY DISTRICT ENVIRONMENTAL FACILITIES MOTIVA
                  ENTERPRISES SERIES B (OTHER REVENUE)+/-ss                            0.28         06/01/2040           1,200,000
       1,200,000  TEXAS STATE TRAN (OTHER REVENUE)                                     2.50         08/31/2010           1,206,036
                                                                                                                        33,256,036
                                                                                                                 -----------------
UTAH: 1.84%
       5,000,000  UTAH TRANSPORTATION AUTHORITY SUBSERIES A (SALES TAX
                  REVENUE)+/-ss                                                        0.24         06/15/2036           5,000,000
                                                                                                                 -----------------
VIRGINIA: 0.48%
       1,310,000  VIRGINIA COMMONWEALTH UNIVERSITY HEALTH SYSTEM AUTHORITY
                  SERIES B (HCFR, BRANCH BANKING & TRUST COMPANY LOC)+/-ss             0.30         07/01/2037           1,310,000
                                                                                                                 -----------------
WASHINGTON: 0.37%
         420,000  EVERETT WA (PROPERTY TAX REVENUE, BANK OF AMERICA NA LOC)+/-ss       0.35         12/01/2021             420,000
         240,000  KING COUNTY WA HOUSING AUTHORITY SERIES A (HOUSING REVENUE,
                  FHLMC INSURED)+/-ss                                                  0.30         07/01/2035             240,000
         350,000  WASHINGTON STATE SERIES R (COLLEGE & UNIVERSITY REVENUE,
                  CITIBANK NA LOC)+/-ss                                                0.30         01/01/2016             350,000
                                                                                                                         1,010,000
                                                                                                                 -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                             PORTFOLIO OF INVESTMENTS - MAY 31, 2010 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET TRUST

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE  MATURITY DATE        VALUE
----------------  ---------------------------------------------------------------  -------------  -------------  -----------------
WISCONSIN: 2.85%
$      4,000,000  APPLETON WI RECOVERY ZONE FACILITIES FORMOST FARMS USA (OTHER
                  REVENUE, COBANK ACB LOC)+/-ss                                        0.31%        05/01/2037   $       4,000,000
       3,750,000  WISCONSIN STATE HEFAR MERITER RETIREMENT SERVICES SERIES A
                  (OTHER REVENUE, KBC BANK NV LOC)+/-ss                                0.29         03/01/2038           3,750,000
                                                                                                                         7,750,000
                                                                                                                 -----------------
WYOMING: 0.98%
       2,675,000  SWEETWATER COUNTY WY PACIFIC CORPORATION PROJECT SERIES A
                  (PCR, BARCLAYS BANK PLC LOC)+/-ss                                    0.26         07/01/2015           2,675,000
                                                                                                                 -----------------
TOTAL MUNICIPAL BONDS & NOTES (COST $268,324,036)                                                                      268,324,036
                                                                                                                 =================
TOTAL INVESTMENTS IN SECURITIES
(COST $271,324,036)*                                                        99.84%                               $     271,324,036
OTHER ASSETS AND LIABILITIES, NET                                            0.16                                          421,875
                                                                           ------                                -----------------
TOTAL NET ASSETS                                                           100.00%                               $     271,745,911
                                                                           ======                                =================

+/-  VARIABLE RATE INVESTMENTS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(q)  CREDIT ENHANCEMENT IS PROVIDED BY A NON-CONTROLLED AFFILIATE.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUND TRUSTS

NOTES TO PORTFOLIOS OF INVESTMENTS

The Funds' portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the Funds' shareholders. For more information regarding the Funds and their holdings, please see the Funds' most recent prospectus and annual report.

SECURITY VALUATION

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

REPURCHASE AGREEMENTS

The Funds may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund's investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

     Level 1 - quoted prices in active markets for identical investments

     Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

At May 31, 2010, all of the Funds' investments in securities carried at fair value were designated as level 2 inputs.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                               MONEY MARKET TRUST
                                                                COMMERCIAL PAPER
                                                               ------------------
BALANCE AS OF FEBRUARY 28, 2010                                   $ 7,519,355
   Accrued discounts (premiums)                                             0
   Realized gains (loss)                                           (4,038,809)
   Change in unrealized appreciation (depreciation)                 4,807,457
   Net purchases (sales)                                           (8,288,003)
   Net transfer in (out) of Level 3                                         0
                                                                  -----------
BALANCE AS OF MAY 31, 2010                                        $         0
                                                                  -----------
Change in unrealized appreciation (depreciation) relating to securities held at the end of reporting period
                                                                  $         0
                                                                  -----------

                                  CERTIFICATION

I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-Q of Wells Fargo Funds Trust on behalf of the following series: Wells Fargo Advantage Dow Jones Target Today Fund, Wells Fargo Advantage Dow Jones Target 2010 Fund, Wells Fargo Advantage Dow Jones Target 2015 Fund, Wells Fargo Advantage Dow Jones Target 2020 Fund, Wells Fargo Advantage Dow Jones Target 2025 Fund, Wells Fargo Advantage Dow Jones Target 2030 Fund, Wells Fargo Advantage Dow Jones Target 2035 Fund, Wells Fargo Advantage Dow Jones Target 2040 Fund, Wells Fargo Advantage Dow Jones Target 2045 Fund, Wells Fargo Advantage Dow Jones Target 2050 Fund, Wells Fargo Advantage California Tax-Free Money Market Fund, Wells Fargo Advantage Cash Investment Market Fund, Wells Fargo Advantage Government Money Market Fund, Wells Fargo Advantage Minnesota Money Market Fund, Wells Fargo Advantage Money Market Fund, Wells Fargo Advantage Municipal Money Market Fund, Wells Fargo Advantage National Tax-Free Money Market Fund, Wells Fargo Advantage Prime Investment Money Market Fund, Wells Fargo Advantage Treasury Plus Money Market Fund, Wells Fargo Advantage 100% Treasury Money Market Fund, Wells Fargo Advantage Heritage Money Market Fund, Wells Fargo Advantage Overland Express Sweep Fund, Wells Fargo Advantage Money Market Trust, Wells Fargo Advantage California Tax-Free Money Market Trust, Wells Fargo Advantage National Tax-Free Money Market Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: July 28, 2010


/s/ Karla M. Rabusch

Karla M. Rabusch
President
Wells Fargo Funds Trust

                                  CERTIFICATION

I, Kasey L. Phillips, certify that:

1. I have reviewed this report on Form N-Q of Wells Fargo Funds Trust on behalf of the following series: Wells Fargo Advantage Dow Jones Target Today Fund, Wells Fargo Advantage Dow Jones Target 2010 Fund, Wells Fargo Advantage Dow Jones Target 2015 Fund, Wells Fargo Advantage Dow Jones Target 2020 Fund, Wells Fargo Advantage Dow Jones Target 2025 Fund, Wells Fargo Advantage Dow Jones Target 2030 Fund, Wells Fargo Advantage Dow Jones Target 2035 Fund, Wells Fargo Advantage Dow Jones Target 2040 Fund, Wells Fargo Advantage Dow Jones Target 2045 Fund, Wells Fargo Advantage Dow Jones Target 2050 Fund, Wells Fargo Advantage California Tax-Free Money Market Fund, Wells Fargo Advantage Cash Investment Market Fund, Wells Fargo Advantage Government Money Market Fund, Wells Fargo Advantage Minnesota Money Market Fund, Wells Fargo Advantage Money Market Fund, Wells Fargo Advantage Municipal Money Market Fund, Wells Fargo Advantage National Tax-Free Money Market Fund, Wells Fargo Advantage Prime Investment Money Market Fund, Wells Fargo Advantage Treasury Plus Money Market Fund, Wells Fargo Advantage 100% Treasury Money Market Fund, Wells Fargo Advantage Heritage Money Market Fund, Wells Fargo Advantage Overland Express Sweep Fund, Wells Fargo Advantage Money Market Trust, Wells Fargo Advantage California Tax-Free Money Market Trust, Wells Fargo Advantage National Tax-Free Money Market Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: July 28, 2010


/s/ Kasey L. Phillips

Kasey L. Phillips
Treasurer
Wells Fargo Funds Trust

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a) above.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        Wells Fargo Funds Trust


                                        By: /s/ Karla M. Rabusch

                                            Karla M. Rabusch
                                            President

                                        Date: July 28, 2010


                                        By: /s/ Kasey L. Phillips

                                            Kasey L. Phillips
                                            Treasurer

                                        Date: July 28, 2010

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                        Wells Fargo Funds Trust


                                        By: /s/ Karla M. Rabusch

                                            Karla M. Rabusch
                                            President

                                        Date: July 28, 2010


                                        By: /s/ Kasey L. Phillips

                                            Kasey L. Phillips
                                            Treasurer

                                        Date: July 28, 2010